UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Total Market Index Fund

May 31, 2013

1.816022.108

STI-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.5%
Allison Transmission Holdings, Inc.	41,303	$ 983,011
American Axle & Manufacturing Holdings, Inc. (a)(d)	58,540	1,041,427
BorgWarner, Inc. (a)(d)	113,339	9,188,393
Cooper Tire & Rubber Co.	62,365	1,611,512
Dana Holding Corp. (d)	143,074	2,706,960
Delphi Automotive PLC	279,941	13,663,920
Dorman Products, Inc. (d)	25,196	1,121,978
Drew Industries, Inc.	24,362	920,884
Exide Technologies (a)(d)	55,732	25,191
Federal-Mogul Corp. Class A (a)(d)	43,356	422,721
Fuel Systems Solutions, Inc. (a)(d)	13,525	210,855
Gentex Corp. (d)	141,938	3,246,122
Gentherm, Inc. (a)(d)	38,502	709,207
Johnson Controls, Inc.	649,047	24,248,396
Lear Corp.	91,325	5,477,674
Modine Manufacturing Co. (a)	32,309	331,167
Motorcar Parts of America, Inc. (a)	7,628	47,370
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	46,888	27,833
Spartan Motors, Inc.	44,931	271,833
Standard Motor Products, Inc.	17,952	606,778
Stoneridge, Inc. (a)	17,302	193,955
Strattec Security Corp.	672	25,570
Superior Industries International, Inc.	32,436	590,660
Tenneco, Inc. (a)	64,500	2,861,220
The Goodyear Tire & Rubber Co. (a)	229,139	3,469,164
Tower International, Inc. (a)	4,070	76,964
TRW Automotive Holdings Corp. (a)	103,058	6,528,724
UQM Technologies, Inc. (a)(d)	38,648	32,851
Visteon Corp. (a)	54,951	3,487,740
		84,130,080
Automobiles - 0.6%
Ford Motor Co.	3,770,007	59,113,710
General Motors Co. (a)(d)	736,658	24,965,340
Harley-Davidson, Inc.	216,823	11,825,526
Tesla Motors, Inc. (a)	70,970	6,938,027
Thor Industries, Inc. (d)	46,074	1,967,821
Winnebago Industries, Inc. (a)(d)	34,491	716,033
		105,526,457
Distributors - 0.1%
Core-Mark Holding Co., Inc.	8,027	475,118
Genuine Parts Co.	148,095	11,512,905
LKQ Corp. (a)	282,518	6,916,041
Pool Corp.	41,433	2,131,728
VOXX International Corp. (a)	18,073	200,972
Weyco Group, Inc.	1,992	47,908
		21,284,672
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)(d)	16,975	645,729

	Shares	Value
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	111,836	$ 2,235,602
Ascent Capital Group, Inc. (a)	16,905	1,225,782
Bridgepoint Education, Inc. (a)(d)	11,294	144,676
Bright Horizons Family Solutions, Inc.	9,900	356,895
Capella Education Co. (a)(d)	13,812	601,651
Career Education Corp. (a)	44,821	133,567
Carriage Services, Inc.	4,102	77,651
Coinstar, Inc. (a)(d)	24,683	1,437,538
Collectors Universe, Inc. (d)	4,772	62,227
Corinthian Colleges, Inc. (a)	84,173	218,850
DeVry, Inc.	60,163	1,878,890
Education Management Corp. (a)(d)	26,671	172,295
Grand Canyon Education, Inc. (a)(d)	40,743	1,308,665
H&R Block, Inc.	269,674	7,893,358
Hillenbrand, Inc.	60,464	1,442,671
ITT Educational Services, Inc. (a)(d)	22,063	528,850
K12, Inc. (a)	35,687	1,060,618
Learning Tree International, Inc. (a)	3,285	9,888
LifeLock, Inc. (d)	15,276	157,648
Lincoln Educational Services Corp.	15,671	107,973
Mac-Gray Corp.	7,087	99,572
Matthews International Corp. Class A (d)	31,601	1,211,898
National American University Holdings, Inc.	5,378	20,329
Regis Corp. (d)	37,626	692,695
Service Corp. International	236,136	4,245,725
Sotheby's Class A (Ltd. vtg.) (d)	59,342	2,210,490
Steiner Leisure Ltd. (a)	10,649	540,863
Stewart Enterprises, Inc. Class A	55,722	724,386
Strayer Education, Inc. (d)	14,558	778,707
Universal Technical Institute, Inc. (d)	29,419	346,556
Weight Watchers International, Inc. (d)	21,193	971,699
		33,543,944
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	18,286	666,708
Ambassadors Group, Inc.	24,177	85,828
Ameristar Casinos, Inc.	27,501	720,526
Bally Technologies, Inc. (a)(d)	46,562	2,651,706
Biglari Holdings, Inc. (a)	851	342,570
BJ's Restaurants, Inc. (a)(d)	21,746	816,345
Bloomin' Brands, Inc.	42,143	980,246
Bob Evans Farms, Inc.	27,901	1,287,910
Boyd Gaming Corp. (a)(d)	49,786	648,712
Bravo Brio Restaurant Group, Inc. (a)(d)	12,451	224,118
Brinker International, Inc. (d)	62,217	2,439,529
Buffalo Wild Wings, Inc. (a)(d)	15,323	1,470,395
Burger King Worldwide, Inc. (d)	82,686	1,528,037
Caesars Entertainment Corp. (a)(d)	22,500	326,025
Carnival Corp. unit	433,174	14,338,059
Carrols Restaurant Group, Inc. (a)	6,381	36,372
CEC Entertainment, Inc.	20,553	823,148
Chipotle Mexican Grill, Inc. (a)(d)	29,947	10,810,867
Choice Hotels International, Inc. (d)	44,031	1,738,344
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Churchill Downs, Inc.	10,397	$ 872,724
Chuys Holdings, Inc. (d)	13,590	473,612
Cosi, Inc. (a)(d)	11,735	23,939
Cracker Barrel Old Country Store, Inc.	24,866	2,224,512
Darden Restaurants, Inc.	122,762	6,359,072
Del Frisco's Restaurant Group, Inc. (a)(d)	10,575	196,589
Denny's Corp. (a)	71,197	429,318
DineEquity, Inc.	12,829	928,691
Domino's Pizza, Inc.	66,862	3,962,911
Dover Downs Gaming & Entertainment, Inc.	1,508	2,579
Dover Motorsports, Inc.	9,993	21,085
Dunkin' Brands Group, Inc.	91,395	3,619,242
Einstein Noah Restaurant Group, Inc.	3,797	53,158
Empire Resorts, Inc. (a)	5,314	14,188
Entertainment Gaming Asia, Inc. (a)	8,246	15,255
Famous Dave's of America, Inc. (a)	2,311	27,755
Fiesta Restaurant Group, Inc. (a)	18,237	648,690
Frisch's Restaurants, Inc.	500	8,365
Hyatt Hotels Corp. Class A (a)(d)	51,855	2,132,278
Ignite Restaurant Group, Inc. (a)	4,841	88,590
International Game Technology	268,403	4,799,046
International Speedway Corp. Class A	20,854	722,800
Interval Leisure Group, Inc.	29,497	637,430
Isle of Capri Casinos, Inc. (a)	20,657	159,472
Jack in the Box, Inc. (a)	42,139	1,537,652
Jamba, Inc. (a)	95,683	286,092
Kona Grill, Inc. (a)	4,029	41,297
Krispy Kreme Doughnuts, Inc. (a)(d)	61,696	1,068,575
Lakes Entertainment, Inc. (a)	2,872	10,483
Las Vegas Sands Corp.	341,254	19,758,607
Life Time Fitness, Inc. (a)(d)	34,454	1,717,187
Luby's, Inc. (a)	14,614	123,927
Marcus Corp.	22,859	293,738
Marriott International, Inc. Class A	251,677	10,572,951
Marriott Vacations Worldwide Corp. (a)	31,069	1,374,803
McDonald's Corp.	966,200	93,305,934
MGM Mirage, Inc. (a)	344,041	5,219,102
Monarch Casino & Resort, Inc. (a)	4,802	73,999
Morgans Hotel Group Co. (a)	27,678	185,719
MTR Gaming Group, Inc. (a)	11,304	42,842
Multimedia Games Holding Co., Inc. (a)	28,049	717,774
Norwegian Cruise Line Holdings Ltd.	22,900	704,175
Orient Express Hotels Ltd. Class A (a)	89,796	1,063,185
Panera Bread Co. Class A (a)(d)	26,570	5,096,923
Papa John's International, Inc. (a)	19,260	1,240,922
Penn National Gaming, Inc. (a)(d)	61,522	3,386,171
Pinnacle Entertainment, Inc. (a)(d)	61,922	1,218,625
Premier Exhibitions, Inc. (a)	7,733	15,466
Red Lion Hotels Corp. (a)	3,129	19,462
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	1,110,009

	Shares	Value
Rick's Cabaret International, Inc. (a)	5,726	$ 47,469
Royal Caribbean Cruises Ltd.	140,250	4,910,153
Ruby Tuesday, Inc. (a)(d)	44,363	410,358
Ruth's Hospitality Group, Inc.	33,916	379,859
Scientific Games Corp. Class A (a)	45,645	497,074
SeaWorld Entertainment, Inc.	28,617	1,012,756
SHFL Entertainment, Inc. (a)	57,423	990,547
Six Flags Entertainment Corp.	50,207	3,743,936
Sonic Corp. (a)(d)	98,965	1,299,410
Speedway Motorsports, Inc.	7,569	137,529
Starbucks Corp.	720,093	45,416,266
Starwood Hotels & Resorts Worldwide, Inc. (d)	184,582	12,606,951
Texas Roadhouse, Inc. Class A	57,171	1,352,094
The Cheesecake Factory, Inc. (d)	39,940	1,594,405
Town Sports International Holdings, Inc.	13,107	144,439
Vail Resorts, Inc. (d)	33,420	2,140,551
Wendy's Co.	250,660	1,491,427
WMS Industries, Inc. (a)	50,704	1,285,346
Wyndham Worldwide Corp.	137,748	8,005,914
Wynn Resorts Ltd.	75,061	10,200,039
Yum! Brands, Inc.	434,510	29,438,053
		347,646,942
Household Durables - 0.5%
American Greetings Corp. Class A	30,155	554,852
Bassett Furniture Industries, Inc.	1,947	26,791
Beazer Homes USA, Inc. (a)(d)	22,468	465,088
Blyth, Inc. (d)	16,038	224,692
Cavco Industries, Inc. (a)(d)	9,813	470,141
Cobra Electronics Corp. (a)	1,032	3,158
CSS Industries, Inc.	16,118	445,663
D.R. Horton, Inc.	265,442	6,466,167
Dixie Group, Inc. (a)	2,977	22,089
Emerson Radio Corp. (a)	23,724	37,958
Ethan Allen Interiors, Inc. (d)	25,611	803,417
Flexsteel Industries, Inc.	2,547	57,893
Furniture Brands International, Inc. (a)(d)	8,154	53,327
Garmin Ltd. (d)	105,419	3,682,286
Harman International Industries, Inc.	71,938	3,819,908
Helen of Troy Ltd. (a)(d)	30,506	1,210,173
Hooker Furniture Corp.	13,495	236,163
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	1,087,781
iRobot Corp. (a)(d)	21,633	730,979
Jarden Corp. (a)(d)	101,879	4,745,524
KB Home	76,789	1,701,644
Kid Brands, Inc. (a)	16,651	26,642
Koss Corp.	2,669	13,105
La-Z-Boy, Inc.	54,902	1,014,040
Leggett & Platt, Inc.	123,614	3,955,648
Lennar Corp. Class A (d)	149,885	5,893,478
Libbey, Inc. (a)(d)	16,641	352,124
Lifetime Brands, Inc.	2,385	32,102
M.D.C. Holdings, Inc.	36,801	1,365,685
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
M/I Homes, Inc. (a)(d)	24,871	$ 618,044
Meritage Homes Corp. (a)	46,552	2,204,703
Mohawk Industries, Inc. (a)	56,875	6,322,794
NACCO Industries, Inc. Class A	6,219	348,388
Newell Rubbermaid, Inc.	273,595	7,398,009
NVR, Inc. (a)	5,106	5,020,781
PulteGroup, Inc. (a)(d)	312,266	6,741,823
Ryland Group, Inc. (d)	41,065	1,859,423
Skullcandy, Inc. (a)	12,653	73,134
Skyline Corp. (a)	21,741	88,486
Standard Pacific Corp. (a)(d)	138,811	1,228,477
Stanley Furniture Co., Inc. (a)	5,699	23,309
Taylor Morrison Home Corp.	26,856	693,690
Tempur-Pedic International, Inc. (a)(d)	59,637	2,521,452
Toll Brothers, Inc. (a)(d)	143,481	4,902,746
TRI Pointe Homes, Inc. (d)	13,100	220,604
Tupperware Brands Corp.	50,496	4,089,166
Universal Electronics, Inc. (a)	14,332	382,664
Whirlpool Corp.	73,165	9,347,560
Zagg, Inc. (a)(d)	21,268	107,403
		93,691,174
Internet & Catalog Retail - 1.0%
1-800-FLOWERS.com, Inc. Class A (a)	24,206	147,415
Amazon.com, Inc. (a)	351,292	94,508,087
Blue Nile, Inc. (a)	11,337	403,144
dELiA*s, Inc. (a)	2,977	2,828
Expedia, Inc.	88,118	5,063,260
Gaiam, Inc. Class A (a)(d)	12,609	51,066
Geeknet, Inc. (a)	2,810	40,801
Groupon, Inc. Class A (a)(d)	268,227	2,059,983
Hollywood Media Corp. (a)	1,032	1,476
HomeAway, Inc. (a)(d)	35,174	1,075,621
HSN, Inc.	33,708	1,917,648
Liberty Media Corp.:
Interactive Series A (a)	531,914	11,941,469
Series A (a)	25,697	2,096,104
Netflix, Inc. (a)(d)	53,511	12,106,864
NutriSystem, Inc. (d)	26,922	243,106
Orbitz Worldwide, Inc. (a)(d)	31,286	236,209
Overstock.com, Inc. (a)(d)	14,467	374,985
PetMed Express, Inc.	32,292	432,390
priceline.com, Inc. (a)(d)	49,710	39,963,360
Shutterfly, Inc. (a)(d)	28,914	1,409,268
TripAdvisor, Inc. (a)(d)	102,881	6,634,796
U.S. Auto Parts Network, Inc. (a)	5,048	6,260
ValueVision Media, Inc. Class A (a)	18,644	94,152
Vitacost.com, Inc. (a)(d)	15,384	125,841
		180,936,133
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	18,718	877,687

	Shares	Value
Black Diamond, Inc. (a)(d)	20,004	$ 179,436
Brunswick Corp. (d)	84,479	2,835,960
Callaway Golf Co.	77,147	528,457
Hasbro, Inc. (d)	104,633	4,654,076
JAKKS Pacific, Inc.	19,661	198,576
Johnson Outdoors, Inc. Class A (a)	3,505	86,749
Leapfrog Enterprises, Inc. Class A (a)(d)	33,741	322,901
Marine Products Corp.	11,741	86,531
Mattel, Inc.	327,909	14,673,928
Meade Instruments Corp. (a)	112	385
Nautilus, Inc. (a)	31,083	248,353
Polaris Industries, Inc.	59,267	5,660,591
Smith & Wesson Holding Corp. (a)(d)	80,794	736,033
Steinway Musical Instruments, Inc. (a)	4,620	128,852
Sturm, Ruger & Co., Inc. (d)	24,417	1,227,687
Summer Infant, Inc. (a)	32,605	106,618
		32,552,820
Media - 3.4%
A.H. Belo Corp. Class A	22,177	151,912
AMC Networks, Inc. Class A (a)	52,862	3,384,225
Arbitron, Inc.	37,846	1,775,356
Ballantyne of Omaha, Inc. (a)	17,964	72,215
Belo Corp. Series A	87,121	977,498
Cablevision Systems Corp. - NY Group Class A	252,827	3,822,744
Carmike Cinemas, Inc. (a)	21,753	385,463
CBS Corp. Class B	559,590	27,699,705
Central European Media Enterprises Ltd. Class A (a)(d)	56,729	189,475
Charter Communications, Inc. Class A (a)(d)	62,989	7,049,729
Cinemark Holdings, Inc.	106,717	3,131,077
Clear Channel Outdoor Holding, Inc. Class A (a)	41,131	352,493
Comcast Corp. Class A	2,546,955	102,260,243
Crown Media Holdings, Inc. Class A (a)	24,979	51,207
Cumulus Media, Inc. Class A (a)(d)	68,791	255,215
Digital Cinema Destinations Co. (a)	1,935	11,126
Digital Generation, Inc. (a)(d)	26,444	184,844
DIRECTV (a)	551,414	33,707,938
Discovery Communications, Inc. (a)(d)	233,176	18,388,259
DISH Network Corp. Class A	211,095	8,135,601
DreamWorks Animation SKG, Inc. Class A (a)(d)	70,761	1,552,496
E.W. Scripps Co. Class A (a)	24,274	331,340
Emmis Communications Corp. Class A (a)	7,973	13,235
Entercom Communications Corp. Class A (a)(d)	21,235	197,061
Entravision Communication Corp. Class A	63,982	296,237
FAB Universal Corp. (a)(d)	3,212	11,178
Fisher Communications, Inc.	2,670	109,764
Gannett Co., Inc.	219,129	4,711,274
Gray Television, Inc. (a)	29,764	177,096
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Harris Interactive, Inc. (a)	5,389	$ 9,970
Harte-Hanks, Inc.	45,482	406,609
Hemisphere Media Group, Inc. (a)(d)	2,493	35,426
Insignia Systems, Inc. (a)	5,038	10,026
Interpublic Group of Companies, Inc.	397,857	5,657,527
John Wiley & Sons, Inc. Class A (d)	46,973	1,864,828
Journal Communications, Inc. Class A (a)	23,068	152,710
Lamar Advertising Co. Class A (a)	69,336	3,240,071
Liberty Global, Inc. Class A (a)(d)	233,612	17,217,204
Liberty Media Corp. Class A (a)	109,943	13,727,483
LIN TV Corp. Class A (a)	36,007	436,765
Live Nation Entertainment, Inc. (a)	134,515	1,830,749
Loral Space & Communications Ltd. (d)	10,995	662,119
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	39,255	94,212
Media General, Inc. Class A (a)(d)	21,745	179,396
Meredith Corp.	34,788	1,425,612
Morningstar, Inc.	26,885	1,849,150
National CineMedia, Inc.	49,356	819,803
Navarre Corp. (a)	5,954	14,051
News Corp. Class A	1,921,081	61,685,911
Nexstar Broadcasting Group, Inc. Class A	29,134	815,752
Omnicom Group, Inc.	246,402	15,308,956
Pandora Media, Inc. (a)(d)	91,771	1,561,942
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	75,343
ReachLocal, Inc. (a)(d)	5,194	72,197
Regal Entertainment Group Class A	55,158	976,297
Rentrak Corp. (a)	4,521	104,616
RLJ Entertainment, Inc. (a)	17,180	64,253
Saga Communications, Inc. Class A	268	12,341
Salem Communications Corp. Class A	1,732	12,921
Scholastic Corp. (d)	25,364	767,007
Scripps Networks Interactive, Inc. Class A	83,052	5,594,383
Shutterstock, Inc. (d)	4,521	214,024
Sinclair Broadcast Group, Inc. Class A	63,826	1,725,217
Sirius XM Radio, Inc. (d)	3,074,473	10,699,166
Spanish Broadcasting System, Inc. Class A (a)	698	2,890
Starz - Liberty Capital Series A (a)	101,960	2,353,237
The Madison Square Garden Co. Class A (a)	61,546	3,602,287
The McClatchy Co. Class A (a)(d)	49,260	123,150
The New York Times Co. Class A (a)(d)	109,097	1,153,155
The Walt Disney Co.	1,736,425	109,533,689
Time Warner Cable, Inc.	284,248	27,148,526
Time Warner, Inc.	898,330	52,435,522
Valassis Communications, Inc.	33,863	880,099
Viacom, Inc. Class B (non-vtg.)	438,262	28,877,083

	Shares	Value
Washington Post Co. Class B (d)	4,705	$ 2,198,317
World Wrestling Entertainment, Inc. Class A	44,310	431,579
		597,449,577
Multiline Retail - 0.7%
Big Lots, Inc. (a)	53,063	1,806,795
Dillard's, Inc. Class A	32,687	3,016,029
Dollar General Corp. (a)	291,043	15,367,070
Dollar Tree, Inc. (a)	221,972	10,663,535
Family Dollar Stores, Inc.	100,910	6,170,647
Fred's, Inc. Class A	41,012	650,450
Gordmans Stores, Inc. (a)	10,233	131,085
J.C. Penney Co., Inc. (d)	131,144	2,305,512
Kohl's Corp.	200,844	10,325,390
Macy's, Inc.	379,956	18,367,073
Nordstrom, Inc.	136,880	8,051,282
Saks, Inc. (a)(d)	100,086	1,484,275
Sears Holdings Corp. (a)(d)	37,834	1,847,434
Target Corp.	624,036	43,370,502
The Bon-Ton Stores, Inc.	19,775	421,010
Tuesday Morning Corp. (a)	26,882	239,519
		124,217,608
Specialty Retail - 2.6%
Aarons, Inc. Class A	69,026	1,938,940
Abercrombie & Fitch Co. Class A	83,791	4,196,253
Advance Auto Parts, Inc.	71,646	5,840,582
Aeropostale, Inc. (a)(d)	70,783	1,034,140
America's Car Mart, Inc. (a)(d)	10,422	469,928
American Eagle Outfitters, Inc.	183,756	3,636,531
ANN, Inc. (a)	46,918	1,439,444
Asbury Automotive Group, Inc. (a)	30,567	1,259,360
Ascena Retail Group, Inc. (a)	119,213	2,423,600
AutoNation, Inc. (a)(d)	53,370	2,472,632
AutoZone, Inc. (a)	34,844	14,245,273
Barnes & Noble, Inc. (a)	41,457	932,783
bebe stores, Inc.	66,951	365,552
Bed Bath & Beyond, Inc. (a)(d)	218,370	14,903,753
Best Buy Co., Inc.	257,078	7,082,499
Big 5 Sporting Goods Corp.	16,237	324,902
Body Central Corp. (a)(d)	23,522	289,085
Books-A-Million, Inc. (a)(d)	4,414	13,286
Brown Shoe Co., Inc.	39,452	820,602
Build-A-Bear Workshop, Inc. (a)	4,049	26,399
Cabela's, Inc. Class A (a)(d)	43,517	2,918,250
Cache, Inc. (a)	2,880	12,125
CarMax, Inc. (a)(d)	219,361	10,259,514
Chico's FAS, Inc.	157,246	2,839,863
Christopher & Banks Corp. (a)	22,706	163,710
Citi Trends, Inc. (a)	14,433	191,093
Coldwater Creek, Inc. (a)(d)	13,235	48,837
Conn's, Inc. (a)(d)	19,266	948,465
CST Brands, Inc. (a)(d)	58,913	1,790,366
Destination Maternity Corp.	9,860	245,613
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Destination XL Group, Inc. (a)(d)	42,389	$ 210,249
Dick's Sporting Goods, Inc.	92,230	4,827,318
DSW, Inc. Class A	38,608	2,856,606
Express, Inc. (a)	81,477	1,776,199
Finish Line, Inc. Class A	46,538	980,090
Five Below, Inc.	9,429	360,565
Foot Locker, Inc.	152,898	5,247,459
Francescas Holdings Corp. (a)(d)	39,040	1,114,592
GameStop Corp. Class A	113,091	3,750,098
Gap, Inc.	291,066	11,802,726
Genesco, Inc. (a)(d)	23,060	1,558,395
GNC Holdings, Inc.	68,927	3,103,783
Group 1 Automotive, Inc.	20,341	1,292,671
Guess?, Inc.	54,811	1,741,894
Haverty Furniture Companies, Inc.	22,550	555,181
hhgregg, Inc. (a)(d)	15,184	236,719
Hibbett Sports, Inc. (a)(d)	22,731	1,296,349
Home Depot, Inc.	1,438,952	113,187,964
Hot Topic, Inc. (d)	51,429	719,492
Jos. A. Bank Clothiers, Inc. (a)(d)	27,787	1,248,470
Kirkland's, Inc. (a)	10,699	160,057
L Brands, Inc.	234,161	11,710,392
Lithia Motors, Inc. Class A (sub. vtg.) (d)	20,666	1,076,492
Lowe's Companies, Inc. (d)	1,066,589	44,914,063
Lumber Liquidators Holdings, Inc. (a)(d)	25,466	2,091,013
MarineMax, Inc. (a)(d)	17,627	202,534
Mattress Firm Holding Corp. (a)(d)	7,207	259,164
Monro Muffler Brake, Inc.	28,456	1,338,001
New York & Co., Inc. (a)	19,427	107,820
O'Reilly Automotive, Inc. (a)	111,111	12,101,099
Office Depot, Inc. (a)(d)	247,217	1,090,227
OfficeMax, Inc.	117,377	1,529,422
Pacific Sunwear of California, Inc. (a)(d)	60,120	197,795
Penske Automotive Group, Inc.	46,027	1,477,927
Perfumania Holdings, Inc. (a)	876	5,151
PetSmart, Inc. (d)	105,988	7,154,190
Pier 1 Imports, Inc.	103,847	2,408,212
RadioShack Corp. (d)	82,121	303,848
Rent-A-Center, Inc. (d)	61,802	2,260,717
Restoration Hardware Holdings, Inc.	13,933	778,437
Ross Stores, Inc.	214,235	13,775,311
rue21, Inc. (a)(d)	10,092	423,763
Sally Beauty Holdings, Inc. (a)	143,935	4,405,850
Sears Hometown & Outlet Stores, Inc. (a)(d)	10,000	556,200
Select Comfort Corp. (a)(d)	50,428	1,118,997
Shoe Carnival, Inc.	8,791	213,445
Signet Jewelers Ltd.	78,316	5,365,429
Sonic Automotive, Inc. Class A (sub. vtg.)	32,657	743,600
Stage Stores, Inc.	33,300	766,233
Staples, Inc. (d)	649,021	9,735,315

	Shares	Value
Stein Mart, Inc.	16,975	$ 219,487
Systemax, Inc.	6,560	63,304
The Buckle, Inc. (d)	22,180	1,186,186
The Cato Corp. Class A (sub. vtg.)	30,985	771,527
The Children's Place Retail Stores, Inc. (a)(d)	22,249	1,186,539
The Men's Wearhouse, Inc.	53,679	1,943,180
The Pep Boys - Manny, Moe & Jack (a)(d)	83,764	1,033,648
Tiffany & Co., Inc.	117,916	9,171,506
Tile Shop Holdings, Inc. (a)	33,873	867,149
Tilly's, Inc. (a)	6,806	112,435
TJX Companies, Inc.	699,854	35,419,611
Tractor Supply Co. (d)	65,985	7,389,000
Trans World Entertainment Corp.	2,977	14,022
Ulta Salon, Cosmetics & Fragrance, Inc. (d)	56,898	5,164,062
Urban Outfitters, Inc. (a)	100,078	4,196,271
Vitamin Shoppe, Inc. (a)(d)	26,676	1,166,808
West Marine, Inc. (a)	3,285	38,040
Wet Seal, Inc. Class A (a)	66,930	331,973
Williams-Sonoma, Inc. (d)	84,343	4,551,148
Winmark Corp.	391	23,370
Zale Corp. (a)(d)	22,527	173,908
Zumiez, Inc. (a)(d)	17,893	569,355
		444,863,433
Textiles, Apparel & Luxury Goods - 0.8%
American Apparel, Inc. (a)(d)	42,333	82,549
Carter's, Inc.	47,035	3,389,812
Cherokee, Inc.	20,319	274,713
Coach, Inc.	269,075	15,676,310
Columbia Sportswear Co. (d)	17,213	1,036,567
Crocs, Inc. (a)	79,497	1,402,327
Culp, Inc.	7,038	121,406
Deckers Outdoor Corp. (a)	36,096	1,937,633
Delta Apparel, Inc. (a)(d)	1,905	27,965
Fifth & Pacific Companies, Inc. (a)	112,296	2,413,241
Fossil, Inc. (a)	50,709	5,385,296
G-III Apparel Group Ltd. (a)(d)	12,799	538,966
Hanesbrands, Inc.	90,977	4,536,113
Iconix Brand Group, Inc. (a)(d)	61,164	1,840,425
Joe's Jeans, Inc. (a)	32,503	55,905
Maidenform Brands, Inc. (a)	22,504	409,348
Michael Kors Holdings Ltd. (a)(d)	173,034	10,869,996
Movado Group, Inc.	14,045	507,025
NIKE, Inc. Class B	700,825	43,212,870
Oxford Industries, Inc. (d)	12,480	819,811
Perry Ellis International, Inc.	7,954	167,909
PVH Corp.	73,938	8,516,918
Quiksilver, Inc. (a)(d)	122,287	962,399
R.G. Barry Corp.	3,640	52,161
Ralph Lauren Corp.	59,476	10,413,653
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	32,235	725,288
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Steven Madden Ltd. (a)	35,946	$ 1,743,381
Superior Uniform Group, Inc.	859	9,956
The Jones Group, Inc.	62,712	913,714
True Religion Apparel, Inc.	28,057	893,335
Tumi Holdings, Inc. (a)	44,279	1,073,766
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	74,542	4,621,604
Unifi, Inc. (a)	18,843	353,872
Vera Bradley, Inc. (a)(d)	16,362	384,507
VF Corp.	84,599	15,554,372
Wolverine World Wide, Inc. (d)	51,257	2,683,304
		143,608,417
TOTAL CONSUMER DISCRETIONARY		2,209,451,257
CONSUMER STAPLES - 9.1%
Beverages - 1.9%
Beam, Inc.	155,347	10,072,699
Boston Beer Co., Inc. Class A (a)(d)	7,731	1,181,606
Brown-Forman Corp. Class B (non-vtg.)	150,390	10,349,840
Coca-Cola Bottling Co. CONSOLIDATED	3,094	184,990
Coca-Cola Enterprises, Inc.	270,815	10,063,485
Constellation Brands, Inc. Class A (sub. vtg.) (a)	146,774	7,780,490
Craft Brew Alliance, Inc. (a)	5,908	44,783
Dr. Pepper Snapple Group, Inc.	203,653	9,363,965
MGP Ingredients, Inc.	4,299	23,000
Molson Coors Brewing Co. Class B	155,578	7,687,109
Monster Beverage Corp. (a)(d)	137,421	7,501,812
National Beverage Corp.	7,694	126,412
PepsiCo, Inc.	1,492,261	120,529,921
Primo Water Corp. (a)	8,907	14,875
REED'S, Inc. (a)(d)	1,830	8,876
The Coca-Cola Co.	3,703,572	148,105,844
		333,039,707
Food & Staples Retailing - 2.0%
Andersons, Inc.	16,533	842,191
Arden Group, Inc. Class A	86	9,164
Casey's General Stores, Inc. (d)	33,387	2,028,594
Chefs' Warehouse Holdings (a)(d)	6,997	132,103
Costco Wholesale Corp.	418,911	45,941,969
Crumbs Bake Shop, Inc. (a)	5,760	7,315
CVS Caremark Corp.	1,189,517	68,492,389
Fairway Group Holdings Corp. (d)	15,014	327,605
Fresh Market, Inc. (a)(d)	36,436	1,805,039
Harris Teeter Supermarkets, Inc.	65,364	3,072,108
Ingles Markets, Inc. Class A	19,385	426,858
Kroger Co.	494,386	16,645,977
Nash-Finch Co.	11,468	249,200

	Shares	Value
Natural Grocers by Vitamin Cottage, Inc. (d)	6,984	$ 197,996
Pizza Inn Holdings, Inc. (a)(d)	9,079	43,670
PriceSmart, Inc. (d)	17,002	1,435,479
Rite Aid Corp. (a)	682,788	2,007,397
Roundy's, Inc. (d)	8,260	62,693
Safeway, Inc. (d)	265,495	6,109,040
Spartan Stores, Inc.	24,920	442,828
SUPERVALU, Inc. (d)	203,563	1,315,017
Susser Holdings Corp. (a)(d)	14,504	686,619
Sysco Corp. (d)	560,880	18,957,744
The Pantry, Inc. (a)	24,320	304,243
United Natural Foods, Inc. (a)	58,263	3,083,278
Village Super Market, Inc. Class A	3,352	125,365
Wal-Mart Stores, Inc.	1,615,634	120,914,049
Walgreen Co.	833,045	39,786,229
Weis Markets, Inc.	10,922	446,819
Whole Foods Market, Inc. (d)	334,820	17,363,765
		353,262,743
Food Products - 1.8%
Alico, Inc.	172	7,938
Annie's, Inc. (a)(d)	13,936	542,250
Archer Daniels Midland Co.	635,740	20,489,900
B&G Foods, Inc. Class A	45,939	1,322,124
Boulder Brands, Inc. (a)(d)	68,009	713,414
Bunge Ltd.	142,289	9,903,314
Cal-Maine Foods, Inc.	14,807	662,465
Calavo Growers, Inc.	8,788	261,091
Campbell Soup Co. (d)	184,577	7,901,741
Chiquita Brands International, Inc. (a)(d)	30,757	310,646
Coffee Holding Co., Inc.	3,401	23,807
ConAgra Foods, Inc.	388,104	13,075,224
Darling International, Inc. (a)	125,934	2,469,566
Dean Foods Co. (a)(d)	173,319	1,818,116
Diamond Foods, Inc. (a)(d)	18,346	284,546
Dole Food Co., Inc. (a)(d)	28,149	266,571
Farmer Brothers Co. (a)	3,100	43,555
Flowers Foods, Inc.	120,921	4,035,134
Fresh Del Monte Produce, Inc.	38,697	1,035,919
General Mills, Inc. (d)	620,971	29,235,315
Green Mountain Coffee Roasters, Inc. (a)(d)	119,234	8,719,582
H.J. Heinz Co.	302,867	21,915,456
Hain Celestial Group, Inc. (a)(d)	42,611	2,838,745
Hillshire Brands Co. (a)	117,223	4,060,605
Hormel Foods Corp.	148,701	5,921,274
Ingredion, Inc.	76,370	5,202,324
J&J Snack Foods Corp.	11,932	905,639
John B. Sanfilippo & Son, Inc.	4,594	88,986
Kellogg Co.	237,244	14,720,990
Kraft Foods Group, Inc.	569,497	31,396,370
Lancaster Colony Corp.	17,892	1,475,553
Limoneira Co. (d)	3,738	72,629
McCormick & Co., Inc. (non-vtg.)	128,372	8,867,938
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	195,646	$ 15,861,021
Mondelez International, Inc.	1,716,381	50,564,584
Omega Protein Corp. (a)	32,056	350,052
Pilgrims Pride Corp. (a)	54,584	652,825
Pinnacle Foods, Inc.	28,004	687,778
Post Holdings, Inc. (a)	28,839	1,216,717
Sanderson Farms, Inc. (d)	16,208	1,117,055
Seaboard Corp.	366	1,008,432
Seneca Foods Corp. Class A (a)	7,029	224,577
Smithfield Foods, Inc. (a)(d)	121,954	4,017,165
Snyders-Lance, Inc.	50,907	1,319,509
The Hershey Co.	144,101	12,840,840
The J.M. Smucker Co.	102,284	10,326,593
Tootsie Roll Industries, Inc. (d)	30,414	955,608
TreeHouse Foods, Inc. (a)	37,174	2,434,154
Tyson Foods, Inc. Class A	265,963	6,649,075
WhiteWave Foods Co. (d)	67,025	1,168,916
WhiteWave Foods Co. Class B (a)(d)	63,053	1,042,897
		313,026,525
Household Products - 1.8%
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,714	263,479
Church & Dwight Co., Inc.	135,097	8,215,249
Clorox Co.	117,785	9,785,578
Colgate-Palmolive Co.	852,068	49,283,613
Energizer Holdings, Inc. (d)	57,715	5,523,903
Harbinger Group, Inc. (a)	9,831	84,743
Kimberly-Clark Corp.	375,541	36,363,635
Oil-Dri Corp. of America	644	17,536
Orchids Paper Products Co.	2,087	52,217
Procter & Gamble Co.	2,641,604	202,769,523
Spectrum Brands Holdings, Inc.	23,337	1,406,988
WD-40 Co.	17,410	944,318
		314,710,782
Personal Products - 0.2%
Avon Products, Inc.	410,247	9,669,522
Cyanotech Corp. (a)	2,300	13,179
Elizabeth Arden, Inc. (a)(d)	22,677	1,068,087
Estee Lauder Companies, Inc. Class A	234,989	15,927,554
Herbalife Ltd. (d)	102,302	4,774,434
Inter Parfums, Inc.	14,485	434,260
LifeVantage Corp. (a)	61,077	134,369
Mannatech, Inc. (a)	599	5,990
MediFast, Inc. (a)(d)	10,225	294,582
Nature's Sunshine Products, Inc.	2,859	43,971
Nu Skin Enterprises, Inc. Class A	53,831	3,165,263
Nutraceutical International Corp.	4,799	94,828
Prestige Brands Holdings, Inc. (a)	52,110	1,531,513
Revlon, Inc. (a)	13,966	277,923
Star Scientific, Inc. (a)(d)	141,699	211,132

	Shares	Value
The Female Health Co. (d)	11,731	$ 109,216
USANA Health Sciences, Inc. (a)(d)	12,622	884,676
		38,640,499
Tobacco - 1.4%
Alliance One International, Inc. (a)(d)	89,449	325,594
Altria Group, Inc.	1,941,135	70,074,974
Lorillard, Inc.	365,644	15,517,931
Philip Morris International, Inc.	1,591,597	144,692,083
Reynolds American, Inc.	311,872	15,004,162
Universal Corp. (d)	28,408	1,665,561
Vector Group Ltd. (d)	57,232	918,574
		248,198,879
TOTAL CONSUMER STAPLES		1,600,879,135
ENERGY - 9.7%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (a)	74,378	3,905,589
Baker Hughes, Inc.	440,804	20,047,766
Basic Energy Services, Inc. (a)(d)	31,153	415,893
Bolt Technology Corp.	7,172	116,904
Bristow Group, Inc.	35,526	2,232,809
C&J Energy Services, Inc. (a)(d)	39,339	731,705
Cal Dive International, Inc. (a)(d)	78,352	162,189
Cameron International Corp. (a)	241,089	14,675,087
Carbo Ceramics, Inc. (d)	17,768	1,170,911
Dawson Geophysical Co. (a)	7,871	282,648
Diamond Offshore Drilling, Inc.	67,074	4,615,362
Dresser-Rand Group, Inc. (a)	71,227	4,316,356
Dril-Quip, Inc. (a)(d)	35,273	3,190,443
ENGlobal Corp. (a)	5,637	3,608
Ensco PLC Class A	224,502	13,508,285
Era Group, Inc. (a)	20,388	525,195
Exterran Holdings, Inc. (a)(d)	55,256	1,598,004
FMC Technologies, Inc. (a)(d)	229,297	12,762,671
Forbes Energy Services Ltd. (a)	500	1,685
Forum Energy Technologies, Inc. (a)(d)	17,384	516,131
Geospace Technologies Corp. (a)(d)	13,000	1,129,180
Global Geophysical Services, Inc. (a)(d)	18,062	64,481
GreenHunter Energy, Inc.	12,193	13,778
Gulf Island Fabrication, Inc.	15,288	315,391
Gulfmark Offshore, Inc. Class A (d)	20,706	949,577
Halliburton Co.	894,608	37,439,345
Helix Energy Solutions Group, Inc. (a)	91,536	2,184,049
Helmerich & Payne, Inc. (d)	101,955	6,294,702
Hercules Offshore, Inc. (a)	189,533	1,309,673
Hornbeck Offshore Services, Inc. (a)(d)	29,524	1,535,838
ION Geophysical Corp. (a)(d)	97,381	622,265
Key Energy Services, Inc. (a)(d)	128,766	834,404
Lufkin Industries, Inc.	32,247	2,846,120
Matrix Service Co. (a)	19,340	318,917
McDermott International, Inc. (a)(d)	226,474	2,162,827
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Mitcham Industries, Inc. (a)(d)	23,287	$ 363,510
Nabors Industries Ltd.	269,721	4,318,233
National Oilwell Varco, Inc.	411,943	28,959,593
Natural Gas Services Group, Inc. (a)	21,602	485,613
Newpark Resources, Inc. (a)(d)	85,435	952,600
Noble Corp.	246,191	9,539,901
Oceaneering International, Inc.	101,325	7,344,036
Oil States International, Inc. (a)	51,844	5,106,634
Parker Drilling Co. (a)	122,844	547,884
Patterson-UTI Energy, Inc.	135,919	2,855,658
PHI, Inc. (non-vtg.) (a)	18,377	643,563
Pioneer Energy Services Corp. (a)	48,304	337,162
RigNet, Inc. (a)(d)	15,376	383,477
Rowan Companies PLC (a)	117,283	3,898,487
RPC, Inc. (d)	65,463	824,179
Schlumberger Ltd.	1,284,422	93,801,339
SEACOR Holdings, Inc. (d)	20,388	1,565,595
Superior Energy Services, Inc. (a)	151,895	4,052,559
Tesco Corp. (a)	25,016	319,204
TETRA Technologies, Inc. (a)(d)	67,813	705,933
TGC Industries, Inc.	12,665	106,766
Tidewater, Inc.	43,850	2,415,697
Transocean Ltd. (United States)	346,726	17,416,047
Unit Corp. (a)(d)	41,417	1,870,806
Weatherford International Ltd. (a)(d)	740,562	9,990,181
Willbros Group, Inc. (a)(d)	35,988	242,199
		341,846,644
Oil, Gas & Consumable Fuels - 7.7%
Abraxas Petroleum Corp. (a)(d)	126,005	293,592
Adams Resources & Energy, Inc.	1,804	113,003
Alon USA Energy, Inc.	9,432	172,700
Alpha Natural Resources, Inc. (a)(d)	204,525	1,366,227
Amyris, Inc. (a)(d)	41,172	123,104
Anadarko Petroleum Corp.	483,374	42,280,724
Apache Corp.	377,820	31,030,357
APCO Oil and Gas International, Inc. (a)	12,221	150,074
Approach Resources, Inc. (a)(d)	29,242	736,606
Arch Coal, Inc.	201,141	1,037,888
Barnwell Industries, Inc. (a)	2,847	10,762
Berry Petroleum Co. Class A (d)	41,741	1,807,803
Bill Barrett Corp. (a)(d)	44,527	1,004,974
BioFuel Energy Corp. (a)(d)	979	4,014
Bonanza Creek Energy, Inc. (a)(d)	18,196	675,981
BPZ Energy, Inc. (a)(d)	134,116	258,844
Cabot Oil & Gas Corp.	202,027	14,214,620
Callon Petroleum Co. (a)	31,499	117,176
Carrizo Oil & Gas, Inc. (a)(d)	36,358	932,946
Ceres, Inc. (a)	2,484	5,365
Cheniere Energy, Inc. (a)	231,129	6,783,636
Chesapeake Energy Corp. (d)	503,875	11,004,630
Chevron Corp.	1,875,506	230,218,362

	Shares	Value
Cimarex Energy Co.	85,853	$ 6,021,729
Clayton Williams Energy, Inc. (a)(d)	7,754	338,307
Clean Energy Fuels Corp. (a)(d)	67,120	890,682
Cloud Peak Energy, Inc. (a)(d)	54,586	1,048,051
Cobalt International Energy, Inc. (a)	268,406	6,962,452
Comstock Resources, Inc.	40,820	658,427
Concho Resources, Inc. (a)	106,918	8,944,760
ConocoPhillips	1,175,781	72,122,407
CONSOL Energy, Inc.	222,943	7,731,663
Contango Oil & Gas Co. (d)	16,222	567,446
Continental Resources, Inc. (a)(d)	57,407	4,657,430
Crimson Exploration, Inc. (a)	12,416	35,758
Crosstex Energy, Inc.	45,920	874,776
Cubic Energy, Inc. (a)(d)	25,301	8,349
CVR Energy, Inc.	13,732	862,507
Delek US Holdings, Inc.	36,764	1,324,607
Denbury Resources, Inc. (a)(d)	362,076	6,644,095
Devon Energy Corp.	366,764	20,850,533
DHT Holdings, Inc.	4,997	23,136
Diamondback Energy, Inc. (d)	32,488	1,097,120
Double Eagle Petroleum Co. (a)	1,282	5,282
Emerald Oil, Inc. (a)	18,010	110,041
Endeavour International Corp. (a)(d)	33,475	109,129
Energen Corp. (d)	73,288	3,971,477
EOG Resources, Inc.	262,585	33,899,724
EPL Oil & Gas, Inc. (a)	30,399	925,650
EQT Corp.	145,252	11,602,730
Evolution Petroleum Corp. (a)(d)	6,950	73,740
EXCO Resources, Inc.	135,289	1,099,900
Exxon Mobil Corp.	4,326,547	391,422,707
Forest Oil Corp. (a)(d)	96,618	439,612
FX Energy, Inc. (a)(d)	35,252	144,181
Gasco Energy, Inc. (a)	44	1
Gastar Exploration Ltd. (a)	74,542	184,864
Gevo, Inc. (a)(d)	17,509	31,341
Goodrich Petroleum Corp. (a)(d)	33,339	418,738
Green Plains Renewable Energy, Inc. (a)	14,190	225,195
Gulfport Energy Corp. (a)(d)	66,689	3,180,398
Halcon Resources Corp. (a)(d)	102,301	540,149
Harvest Natural Resources, Inc. (a)(d)	33,266	96,471
Hess Corp.	285,313	19,232,949
HollyFrontier Corp.	196,058	9,704,871
Houston American Energy Corp. (a)(d)	36,485	14,594
Hyperdynamics Corp. (a)(d)	268,169	126,039
Isramco, Inc. (a)	123	12,023
James River Coal Co. (a)(d)	31,067	80,464
Kinder Morgan Holding Co. LLC (d)	619,646	23,534,155
KiOR, Inc. Class A (a)(d)	14,609	67,640
Kodiak Oil & Gas Corp. (a)	306,801	2,693,713
Laredo Petroleum Holdings, Inc. (a)(d)	29,519	571,488
Lucas Energy, Inc. (a)	9,400	12,596
Magellan Petroleum Corp. (a)	35,895	36,254
Magnum Hunter Resources Corp. (a)(d)	135,725	465,537
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	4,197	$ 420
Marathon Oil Corp.	686,583	23,611,589
Marathon Petroleum Corp.	319,597	26,366,753
Matador Resources Co. (a)(d)	30,698	306,366
McMoRan Exploration Co. (a)(d)	119,052	1,979,835
Midstates Petroleum Co., Inc. (a)	20,651	141,046
Miller Energy Resources, Inc. (a)(d)	32,422	130,661
Murphy Oil Corp. (d)	175,811	11,132,353
Newfield Exploration Co. (a)	125,514	2,985,978
Noble Energy, Inc. (d)	348,084	20,067,043
Northern Oil & Gas, Inc. (a)	45,133	594,402
Oasis Petroleum, Inc. (a)(d)	64,744	2,405,887
Occidental Petroleum Corp.	778,001	71,630,552
Pacific Ethanol, Inc. (a)(d)	8,535	37,469
Panhandle Royalty Co. Class A	6,335	184,982
PBF Energy, Inc. Class A (d)	22,067	643,694
PDC Energy, Inc. (a)(d)	27,634	1,414,584
Peabody Energy Corp.	262,655	5,166,424
Penn Virginia Corp.	41,256	192,253
Petroquest Energy, Inc. (a)(d)	70,948	324,942
Phillips 66	600,328	39,963,835
Pioneer Natural Resources Co.	127,648	17,702,225
QEP Resources, Inc.	166,921	4,733,880
Quicksilver Resources, Inc. (a)(d)	93,566	207,717
Range Resources Corp.	157,833	11,865,885
Recovery Energy, Inc. (a)(d)	8,026	13,484
Renewable Energy Group, Inc. (a)(d)	7,119	96,320
Rentech, Inc.	169,556	373,023
Resolute Energy Corp. (a)	59,120	497,790
Rex American Resources Corp. (a)	3,020	84,318
Rex Energy Corp. (a)(d)	32,188	534,643
Rosetta Resources, Inc. (a)(d)	56,571	2,650,917
Royale Energy, Inc. (a)(d)	5,368	14,708
Sanchez Energy Corp. (a)(d)	7,390	161,619
SandRidge Energy, Inc. (a)(d)	334,445	1,729,081
Saratoga Resources, Inc. (a)(d)	16,554	37,578
SemGroup Corp. Class A	56,834	2,973,555
SM Energy Co.	62,332	3,779,812
Solazyme, Inc. (a)(d)	40,113	494,192
Southwestern Energy Co. (a)	337,733	12,729,157
Spectra Energy Corp. (d)	640,781	19,588,675
Stone Energy Corp. (a)(d)	41,697	938,599
Swift Energy Co. (a)(d)	29,835	404,563
Synergy Resources Corp. (a)(d)	26,560	179,811
Syntroleum Corp. (a)	15,037	102,552
Targa Resources Corp.	24,878	1,602,641
Teekay Corp.	34,398	1,329,139
Tengasco, Inc. (a)	12,601	7,183
Tesoro Corp.	131,664	8,117,086
The Williams Companies, Inc.	654,586	23,028,335

	Shares	Value
Ultra Petroleum Corp. (a)(d)	143,182	$ 3,261,686
Uranium Energy Corp. (a)(d)	54,945	117,582
Uranium Resources, Inc. (a)(d)	26,282	77,532
US Energy Corp. (a)	13,579	24,578
USEC, Inc. (a)(d)	83,065	30,693
VAALCO Energy, Inc. (a)(d)	68,248	417,678
Valero Energy Corp.	530,220	21,542,839
Verenium Corp. (a)	522	1,169
W&T Offshore, Inc.	37,319	550,082
Warren Resources, Inc. (a)(d)	48,923	143,344
Western Refining, Inc.	53,248	1,776,886
Westmoreland Coal Co. (a)	10,233	122,796
Whiting Petroleum Corp. (a)	109,106	5,026,513
World Fuel Services Corp. (d)	70,210	2,859,653
WPX Energy, Inc. (a)(d)	188,955	3,639,273
ZaZa Energy Corp. (a)	19,430	27,202
Zion Oil & Gas, Inc. (a)(d)	13,122	22,439
		1,355,942,777
TOTAL ENERGY		1,697,789,421
FINANCIALS - 17.7%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)(d)	48,529	7,958,756
Ameriprise Financial, Inc.	193,199	15,749,582
Arlington Asset Investment Corp. (d)	13,562	369,700
Artisan Partners Asset Management, Inc.	7,791	364,073
Bank of New York Mellon Corp.	1,118,871	33,633,262
BGC Partners, Inc. Class A	92,324	508,705
BlackRock, Inc. Class A	121,315	33,871,148
Calamos Asset Management, Inc. Class A	22,184	233,376
Charles Schwab Corp.	1,053,889	20,930,236
CIFI Corp. (a)	3,896	29,960
Cohen & Steers, Inc.	17,375	655,733
Cowen Group, Inc. Class A (a)(d)	80,174	247,738
Diamond Hill Investment Group, Inc.	1,102	90,133
E*TRADE Financial Corp. (a)	269,845	3,138,297
Eaton Vance Corp. (non-vtg.) (d)	113,888	4,727,491
Evercore Partners, Inc. Class A	27,513	1,092,816
FBR & Co. (a)	11,471	277,598
Federated Investors, Inc. Class B (non-vtg.) (d)	80,486	2,227,048
Financial Engines, Inc.	37,117	1,600,485
Franklin Resources, Inc.	132,370	20,492,200
FXCM, Inc. Class A	51,378	712,613
GAMCO Investors, Inc. Class A	6,083	324,528
GFI Group, Inc.	69,449	282,657
Gleacher & Co., Inc. (a)	1,808	24,842
Goldman Sachs Group, Inc.	421,540	68,323,203
Greenhill & Co., Inc.	23,725	1,181,742
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,671	$ 168,863
HFF, Inc.	24,812	466,714
ICG Group, Inc. (a)	32,808	364,497
Institutional Financial Markets, Inc.	6,881	13,556
INTL FCStone, Inc. (a)(d)	15,053	267,191
Invesco Ltd.	451,715	15,240,864
Investment Technology Group, Inc. (a)	55,680	768,941
Janus Capital Group, Inc.	187,399	1,643,489
JMP Group, Inc.	11,989	82,125
Knight Capital Group, Inc. Class A (a)	263,542	956,657
Ladenburg Thalmann Financial Services, Inc. (a)	42,620	67,340
Legg Mason, Inc.	149,276	5,230,631
LPL Financial	55,040	2,040,883
Manning & Napier, Inc. Class A	3,941	78,386
Medallion Financial Corp.	4,309	64,032
Morgan Stanley	1,317,304	34,118,174
Northern Trust Corp.	207,213	12,049,436
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	135,922
Piper Jaffray Companies (a)(d)	20,940	747,767
Pzena Investment Management, Inc.	4,972	33,710
Raymond James Financial, Inc.	108,409	4,766,744
Safeguard Scientifics, Inc. (a)(d)	26,745	422,036
SEI Investments Co.	130,771	4,002,900
State Street Corp.	440,093	29,125,355
Stifel Financial Corp. (a)	59,345	2,135,827
SWS Group, Inc. (a)	24,189	144,892
T. Rowe Price Group, Inc.	251,635	19,089,031
TD Ameritrade Holding Corp. (d)	223,704	5,243,622
Teton Advisors, Inc. (a)	106	2,120
U.S. Global Investments, Inc. Class A	7,637	20,696
Virtus Investment Partners, Inc. (a)(d)	4,798	1,112,464
Waddell & Reed Financial, Inc. Class A (d)	84,679	3,898,621
Walter Investment Management Corp. (a)(d)	33,105	1,205,353
Westwood Holdings Group, Inc.	3,640	155,574
WisdomTree Investments, Inc. (a)	96,770	1,203,819
		366,116,154
Commercial Banks - 3.1%
1st Source Corp.	8,597	208,133
1st United Bancorp, Inc.	20,464	130,970
Access National Corp.	1,270	16,421
ACNB Corp.	3,789	64,299
American National Bankshares, Inc.	2,748	59,604
Ameris Bancorp (a)(d)	34,183	564,703
Ames National Corp.	1,209	24,821
Arrow Financial Corp.	15,508	381,962
Associated Banc-Corp.	184,412	2,841,789

	Shares	Value
BancFirst Corp.	10,611	$ 454,787
Bancorp, Inc., Delaware (a)	28,595	410,910
BancorpSouth, Inc.	84,413	1,448,527
Bank of Hawaii Corp.	64,151	3,231,927
Bank of Kentucky Financial Corp.	1,699	44,089
Bank of Marin Bancorp	2,794	108,854
Bank of the Ozarks, Inc. (d)	37,486	1,636,264
BankUnited, Inc.	48,423	1,190,237
Banner Bank	13,068	419,221
Bar Harbor Bankshares	2,686	96,535
BB&T Corp.	689,413	22,695,476
BBCN Bancorp, Inc.	67,581	871,119
BCB Bancorp, Inc.	2,814	28,731
BOK Financial Corp.	38,531	2,508,368
Boston Private Financial Holdings, Inc. (d)	63,942	629,829
Bridge Bancorp, Inc.	540	11,561
Bridge Capital Holdings (a)	1,107	16,815
Bryn Mawr Bank Corp.	9,420	213,646
BSB Bancorp, Inc. (a)	6,958	94,907
C & F Financial Corp.	573	27,504
Camden National Corp.	1,850	69,560
Capital Bank Financial Corp. Series A	10,674	191,065
Capital City Bank Group, Inc. (a)(d)	7,146	81,393
CapitalSource, Inc.	188,339	1,772,270
Cardinal Financial Corp.	22,155	335,427
Cascade Bancorp (a)(d)	4,186	24,070
Cathay General Bancorp	74,072	1,502,921
Center Bancorp, Inc.	6,904	89,614
Centerstate Banks of Florida, Inc.	6,387	54,800
Central Pacific Financial Corp. (a)(d)	26,089	478,472
Century Bancorp, Inc. Class A (non-vtg.)	686	24,346
Chemical Financial Corp.	26,904	701,925
CIT Group, Inc. (a)	199,013	9,170,519
Citizens & Northern Corp.	8,777	171,152
City Holding Co.	22,173	878,494
City National Corp. (d)	45,217	2,837,819
CNB Financial Corp., Pennsylvania	7,083	117,294
CoBiz, Inc.	39,972	345,758
Columbia Banking Systems, Inc.	46,707	1,020,081
Comerica, Inc.	181,563	7,169,923
Commerce Bancshares, Inc.	76,716	3,338,680
Community Bank System, Inc.	29,335	861,276
Community Trust Bancorp, Inc.	13,652	480,277
CU Bancorp (a)	6,814	101,052
Cullen/Frost Bankers, Inc.	71,142	4,577,988
CVB Financial Corp. (d)	84,778	972,404
Eagle Bancorp, Inc., Maryland (d)	17,813	400,971
East West Bancorp, Inc.	172,545	4,544,835
Eastern Virginia Bankshares, Inc. (a)	821	4,351
Eastern Virginia Bankshares, Inc. rights (a)	821	112
Enterprise Bancorp, Inc.	803	13,290
Enterprise Financial Services Corp.	12,168	185,805
Farmers National Banc Corp.	14,652	92,161
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Fidelity Southern Corp.	3,391	$ 43,507
Fifth Third Bancorp	855,912	15,577,598
Financial Institutions, Inc.	12,700	247,777
First Bancorp, North Carolina	9,193	131,000
First Bancorp, Puerto Rico (a)	72,867	445,217
First Busey Corp. (d)	50,381	220,669
First California Financial Group, Inc. (a)	10,516	89,386
First Citizen Bancshares, Inc.	6,520	1,286,200
First Commonwealth Financial Corp.	74,665	538,335
First Community Bancshares, Inc.	8,561	130,384
First Connecticut Bancorp, Inc.	11,897	169,413
First Financial Bancorp, Ohio	50,397	776,618
First Financial Bankshares, Inc. (d)	43,848	2,411,640
First Financial Corp., Indiana	8,837	271,738
First Financial Holdings, Inc.	12,257	258,255
First Financial Service Corp. (a)	2,521	8,748
First Horizon National Corp.	203,894	2,340,703
First Interstate Bancsystem, Inc.	19,621	388,300
First M&F Corp.	2,170	33,114
First Merchants Corp.	25,012	414,199
First Midwest Bancorp, Inc., Delaware	83,782	1,102,571
First Niagara Financial Group, Inc. (d)	347,243	3,392,564
First of Long Island Corp.	1,768	55,568
First Republic Bank	67,611	2,512,425
First United Corp. (a)	3,018	22,454
FirstMerit Corp.	152,159	2,871,240
FNB Corp., Pennsylvania	149,309	1,717,054
FNB United Corp. (a)	6,555	55,849
Fulton Financial Corp.	187,360	2,152,766
German American Bancorp, Inc.	4,623	101,059
Glacier Bancorp, Inc.	63,024	1,225,187
Great Southern Bancorp, Inc.	6,815	183,392
Guaranty Bancorp	2,790	30,132
Hampton Roads Bankshares, Inc. (a)(d)	89,921	116,897
Hancock Holding Co.	79,232	2,262,074
Hanmi Financial Corp. (a)	26,311	414,135
Hawthorn Bancshares, Inc.	1,439	17,124
Heartland Financial USA, Inc.	8,878	241,837
Heritage Commerce Corp. (a)	14,712	99,306
Heritage Financial Corp., Washington	12,768	176,326
Heritage Oaks Bancorp (a)	3,340	19,773
Home Bancshares, Inc.	25,101	1,056,752
HomeTrust Bancshares, Inc. (d)	20,129	327,096
Horizon Bancorp Industries	706	13,823
Hudson Valley Holding Corp.	14,551	260,608
Huntington Bancshares, Inc.	815,715	6,321,791
IBERIABANK Corp.	26,893	1,386,065
Independent Bank Corp. (a)	1,144	7,264
Independent Bank Corp., Massachusetts (d)	25,945	854,888
Independent Bank Group, Inc.	2,957	83,979

	Shares	Value
International Bancshares Corp.	64,813	$ 1,411,627
Intervest Bancshares Corp. Class A (a)	6,160	40,040
Investors Bancorp, Inc. (d)	53,522	1,058,665
KeyCorp	879,084	9,476,526
Lakeland Bancorp, Inc. (d)	23,579	233,668
Lakeland Financial Corp.	13,545	373,571
M&T Bank Corp.	128,661	13,496,539
Macatawa Bank Corp. (a)	22,839	125,615
MainSource Financial Group, Inc.	13,271	184,467
MB Financial, Inc.	47,874	1,221,266
MBT Financial Corp. (a)	1,548	5,944
Merchants Bancshares, Inc.	5,246	148,829
Metro Bancorp, Inc. (a)	11,557	223,166
Metrocorp Bancshares, Inc. (a)	6,201	60,646
Midsouth Bancorp, Inc.	5,240	77,552
National Bank Holdings Corp.	12,034	218,297
National Bankshares, Inc.	5,803	193,762
National Penn Bancshares, Inc. (d)	120,787	1,193,376
NBT Bancorp, Inc.	44,840	891,419
NewBridge Bancorp (a)(d)	7,211	42,833
North Valley Bancorp (a)	849	15,172
Northrim Bancorp, Inc.	2,935	65,362
OFG Bancorp (d)	40,168	714,187
Old National Bancorp, Indiana	98,018	1,309,520
Old Second Bancorp, Inc. (a)(d)	18,605	106,235
OmniAmerican Bancorp, Inc. (a)	6,877	153,151
Orrstown Financial Services, Inc. (a)	5,669	89,570
Pacific Continental Corp.	3,048	34,138
Pacific Mercantile Bancorp (a)(d)	10,321	57,178
Pacific Premier Bancorp, Inc. (a)	35	413
PacWest Bancorp	32,508	937,206
Park National Corp. (d)	11,650	804,782
Park Sterling Corp. (a)	28,617	167,409
Penns Woods Bancorp, Inc.	1,028	41,727
Peoples Bancorp, Inc.	3,334	66,813
Peoples Financial Corp., Mississippi	2,667	34,804
Pinnacle Financial Partners, Inc. (a)(d)	30,086	755,159
PNC Financial Services Group, Inc.	516,711	37,017,176
Popular, Inc. (a)	112,654	3,379,620
Preferred Bank, Los Angeles (a)	1,131	18,288
Premier Financial Bancorp, Inc.	115	1,426
PrivateBancorp, Inc.	92,031	1,781,720
Prosperity Bancshares, Inc. (d)	49,088	2,458,818
Regions Financial Corp.	1,378,520	12,585,888
Renasant Corp. (d)	22,516	536,556
Republic Bancorp, Inc., Kentucky Class A (d)	18,205	433,461
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,700	4,050
S&T Bancorp, Inc.	32,238	623,483
S.Y. Bancorp, Inc.	6,551	157,879
Sandy Spring Bancorp, Inc.	13,803	295,660
SCBT Financial Corp.	15,750	788,288
Seacoast Banking Corp., Florida (a)	25,630	54,079
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Shore Bancshares, Inc. (a)	2,958	$ 21,593
Sierra Bancorp	3,618	49,603
Signature Bank (a)(d)	42,555	3,284,395
Simmons First National Corp. Class A	10,951	281,769
Southside Bancshares, Inc.	13,372	302,742
Southwest Bancorp, Inc., Oklahoma (a)	15,446	206,359
State Bank Financial Corp.	26,469	409,475
StellarOne Corp.	11,962	187,205
Sterling Bancorp, New York	27,642	330,322
Sterling Financial Corp.	40,387	913,554
Suffolk Bancorp (a)	15,697	236,397
Sun Bancorp, Inc., New Jersey (a)(d)	48,802	150,310
SunTrust Banks, Inc.	527,291	16,920,768
Susquehanna Bancshares, Inc. (d)	163,794	1,967,166
SVB Financial Group (a)	44,531	3,446,254
Synovus Financial Corp.	1,042,950	2,857,683
Taylor Capital Group, Inc. (a)(d)	9,976	165,701
TCF Financial Corp. (d)	168,588	2,427,667
Texas Capital Bancshares, Inc. (a)(d)	44,486	1,964,502
The First Bancorp, Inc.	2,896	46,162
Tompkins Financial Corp.	6,518	270,758
TowneBank (d)	18,594	270,357
Trico Bancshares	12,062	240,758
Trustmark Corp. (d)	94,171	2,400,419
U.S. Bancorp	1,797,036	63,004,082
UMB Financial Corp.	29,731	1,578,419
Umpqua Holdings Corp.	115,463	1,561,060
Union First Market Bankshares Corp.	16,413	328,588
United Bankshares, Inc., West Virginia	46,563	1,211,104
United Community Banks, Inc., Georgia (a)	43,617	516,861
Univest Corp. of Pennsylvania	10,023	179,512
Valley National Bancorp (d)	184,448	1,719,055
Virginia Commerce Bancorp, Inc. (a)	37,552	510,707
Washington Banking Co., Oak Harbor	5,615	76,589
Washington Trust Bancorp, Inc.	15,489	431,833
Webster Financial Corp.	85,199	1,989,397
Wells Fargo & Co.	4,745,200	192,417,860
WesBanco, Inc.	24,531	614,502
West Bancorp., Inc.	1,202	13,919
Westamerica Bancorp.	22,409	1,009,077
Westbury Bancorp, Inc.	4,860	64,930
Western Alliance Bancorp. (a)(d)	61,889	909,768
Wilshire Bancorp, Inc.	41,540	274,164
Wintrust Financial Corp. (d)	33,573	1,267,045
Zions Bancorporation	180,863	5,073,207
		548,177,538
Consumer Finance - 0.9%
American Express Co.	924,757	70,013,352
Asset Acceptance Capital Corp. (a)	10,832	73,549
Asta Funding, Inc.	4,468	41,061

	Shares	Value
Atlanticus Holdings Corp. (a)(d)	35,598	$ 139,188
Capital One Financial Corp.	563,797	34,352,151
Cash America International, Inc.	23,667	1,129,153
Consumer Portfolio Services, Inc. (a)	2,464	19,145
Credit Acceptance Corp. (a)	10,713	1,219,782
DFC Global Corp. (a)(d)	43,285	644,947
Discover Financial Services	473,884	22,466,840
Encore Capital Group, Inc. (a)(d)	16,160	576,427
EZCORP, Inc. (non-vtg.) Class A (a)	48,356	925,050
First Cash Financial Services, Inc. (a)(d)	28,920	1,556,185
First Marblehead Corp. (a)(d)	51,880	61,218
Green Dot Corp. Class A (a)(d)	44,284	795,783
Imperial Holdings, Inc. (a)(d)	16,708	114,784
Nelnet, Inc. Class A	22,213	867,640
Netspend Holdings, Inc. (a)	44,711	715,823
Portfolio Recovery Associates, Inc. (a)(d)	16,868	2,568,490
SLM Corp.	444,491	10,552,216
World Acceptance Corp. (a)(d)	15,268	1,410,152
		150,242,936
Diversified Financial Services - 3.4%
Bank of America Corp.	10,448,032	142,720,117
CBOE Holdings, Inc.	86,224	3,461,031
Citigroup, Inc.	2,932,314	152,451,005
CME Group, Inc.	297,463	20,206,662
Gain Capital Holdings, Inc.	15,735	84,182
ING U.S., Inc. (d)	71,848	2,049,823
Interactive Brokers Group, Inc.	35,966	567,184
IntercontinentalExchange, Inc. (a)(d)	68,140	11,666,249
JPMorgan Chase & Co.	3,691,620	201,525,536
Leucadia National Corp.	295,328	9,267,393
Life Partners Holdings, Inc. (d)	18,668	67,952
MarketAxess Holdings, Inc.	38,326	1,661,815
Marlin Business Services Corp.	13,319	311,398
McGraw-Hill Companies, Inc.	268,935	14,670,404
MicroFinancial, Inc.	86	624
Moody's Corp.	186,336	12,380,164
MSCI, Inc. Class A (a)(d)	121,379	4,277,396
NewStar Financial, Inc. (a)(d)	27,065	346,432
NYSE Euronext	235,811	9,486,677
PHH Corp. (a)	52,077	1,049,872
PICO Holdings, Inc. (a)	22,896	517,221
Resource America, Inc. Class A	2,362	22,699
The NASDAQ Stock Market, Inc.	124,702	3,923,125
Vector Capital Corp. rights (a)	4,280	0
		592,714,961
Insurance - 4.3%
ACE Ltd.	324,362	29,088,784
AFLAC, Inc.	449,800	25,049,362
Alleghany Corp. (a)	16,625	6,483,750
Allied World Assurance Co. Holdings Ltd.	33,827	3,024,472
Allstate Corp.	444,192	21,427,822
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American Equity Investment Life Holding Co. (d)	51,311	$ 831,238
American Financial Group, Inc.	76,865	3,732,564
American International Group, Inc. (a)	1,424,386	63,328,202
American National Insurance Co.	11,975	1,196,063
American Safety Insurance Group Ltd. (a)	2,651	63,518
Amerisafe, Inc.	28,834	978,338
Amtrust Financial Services, Inc. (d)	26,184	864,858
Aon PLC	299,051	19,040,577
Arch Capital Group Ltd. (a)(d)	122,181	6,256,889
Argo Group International Holdings, Ltd.	32,771	1,298,059
Arthur J. Gallagher & Co.	116,853	5,104,139
Aspen Insurance Holdings Ltd. (d)	68,795	2,527,528
Assurant, Inc.	95,115	4,731,020
Assured Guaranty Ltd.	183,926	4,160,406
Axis Capital Holdings Ltd.	106,761	4,650,509
Baldwin & Lyons, Inc. Class B	5,084	120,440
Berkshire Hathaway, Inc. Class B (a)	1,761,860	200,975,370
Brown & Brown, Inc.	116,705	3,766,070
Cincinnati Financial Corp.	161,273	7,634,664
Citizens, Inc. Class A (a)(d)	31,937	194,177
CNA Financial Corp.	51,802	1,770,074
CNO Financial Group, Inc.	187,983	2,319,710
Crawford & Co. Class B	10,464	71,155
Donegal Group, Inc. Class A	4,528	67,014
Eastern Insurance Holdings, Inc.	901	16,605
eHealth, Inc. (a)(d)	26,343	648,565
EMC Insurance Group	5,816	161,278
Employers Holdings, Inc. (d)	36,335	898,928
Endurance Specialty Holdings Ltd.	45,122	2,270,990
Enstar Group Ltd. (a)	9,122	1,151,835
Erie Indemnity Co. Class A	24,672	1,872,852
Everest Re Group Ltd.	47,316	6,132,627
FBL Financial Group, Inc. Class A	12,986	533,595
Federated National Holding Co.	1,278	11,502
Fidelity National Financial, Inc. Class A	209,273	5,505,973
First Acceptance Corp. (a)	4,055	5,353
First American Financial Corp.	99,791	2,383,009
Fortegra Financial Corp. (a)	10,670	77,998
Genworth Financial, Inc. Class A (a)	472,066	5,103,033
Global Indemnity PLC (a)	13,709	310,646
Greenlight Capital Re, Ltd. (a)(d)	23,762	574,803
Hallmark Financial Services, Inc. (a)	10,337	93,963
Hanover Insurance Group, Inc.	48,173	2,419,730
Hartford Financial Services Group, Inc.	417,636	12,792,191
HCC Insurance Holdings, Inc.	89,420	3,831,647
Health Insurance Innovations	4,900	49,196
Hilltop Holdings, Inc. (a)(d)	54,392	870,272
Homeowners Choice, Inc.	9,511	330,602
Horace Mann Educators Corp.	37,921	921,480
Independence Holding Co.	16,014	179,517

	Shares	Value
Infinity Property & Casualty Corp.	13,372	$ 772,233
Investors Title Co.	1,086	77,801
Kansas City Life Insurance Co.	2,863	108,450
Kemper Corp.	51,044	1,742,642
Lincoln National Corp. (d)	257,619	9,186,694
Loews Corp.	308,435	14,132,492
Maiden Holdings Ltd.	73,970	790,000
Markel Corp. (a)	12,328	6,446,188
Marsh & McLennan Companies, Inc.	518,091	20,734,002
MBIA, Inc. (a)	133,617	1,904,042
Meadowbrook Insurance Group, Inc. (d)	46,791	375,264
Mercury General Corp.	32,057	1,435,512
MetLife, Inc.	1,050,691	46,451,049
Montpelier Re Holdings Ltd. (d)	62,043	1,550,455
National Financial Partners Corp. (a)	57,169	1,441,230
National Interstate Corp.	7,859	227,990
National Western Life Insurance Co. Class A	2,078	407,267
Navigators Group, Inc. (a)	15,156	883,898
Old Republic International Corp.	205,421	2,795,780
OneBeacon Insurance Group Ltd.	20,572	292,534
PartnerRe Ltd.	55,220	5,005,693
Phoenix Companies, Inc. (a)(d)	3,067	129,305
Platinum Underwriters Holdings Ltd.	32,909	1,879,104
Primerica, Inc.	38,359	1,351,004
Principal Financial Group, Inc.	266,275	10,078,509
ProAssurance Corp.	50,156	2,517,831
Progressive Corp. (d)	514,074	13,103,746
Protective Life Corp.	78,222	3,025,627
Prudential Financial, Inc.	449,537	31,004,567
Reinsurance Group of America, Inc.	67,866	4,471,691
RenaissanceRe Holdings Ltd.	41,813	3,594,245
RLI Corp.	13,036	978,743
Safety Insurance Group, Inc.	14,899	780,112
Selective Insurance Group, Inc.	42,720	1,013,746
StanCorp Financial Group, Inc.	37,431	1,700,490
State Auto Financial Corp.	6,222	113,614
Stewart Information Services Corp.	21,434	593,507
Symetra Financial Corp.	81,281	1,134,683
The Chubb Corp.	246,354	21,457,433
The Travelers Companies, Inc.	361,903	30,298,519
Torchmark Corp. (d)	96,240	6,208,442
Tower Group International Ltd.	63,927	1,235,709
United Fire Group, Inc.	20,054	538,450
Universal Insurance Holdings, Inc.	15,547	103,698
Unum Group (d)	290,729	8,279,962
Validus Holdings Ltd.	96,782	3,494,798
W.R. Berkley Corp.	103,218	4,228,841
White Mountains Insurance Group Ltd.	5,736	3,390,951
XL Group PLC Class A	291,212	9,152,793
		752,526,298
Real Estate Investment Trusts - 3.5%
Acadia Realty Trust (SBI)	43,554	1,128,920
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
AG Mortgage Investment Trust, Inc. (d)	18,957	$ 433,926
Agree Realty Corp.	17,794	593,074
Alexanders, Inc.	2,701	822,157
Alexandria Real Estate Equities, Inc.	68,003	4,658,206
American Assets Trust, Inc.	30,756	990,343
American Campus Communities, Inc.	100,126	4,088,145
American Capital Agency Corp.	375,296	9,682,637
American Capital Mortgage Investment Corp.	52,567	1,107,587
American Realty Capital Properties, Inc.	145,628	2,216,458
American Residential Properties, Inc. (a)(d)	15,232	300,223
American Tower Corp.	382,285	29,757,064
Annaly Capital Management, Inc. (d)	936,733	12,720,834
Anworth Mortgage Asset Corp.	251,516	1,416,035
Apartment Investment & Management Co. Class A	129,351	3,914,161
Apollo Commercial Real Estate Finance, Inc.	23,002	383,443
Apollo Residential Mortgage, Inc.	29,321	558,858
Arbor Realty Trust, Inc.	31,767	215,380
Ares Commercial Real Estate Corp. (d)	19,618	318,008
Armada Hoffler Properties, Inc.	18,404	211,094
Armour Residential REIT, Inc.	350,513	1,808,647
Ashford Hospitality Trust, Inc. (d)	69,895	923,313
Associated Estates Realty Corp.	41,987	689,846
AvalonBay Communities, Inc. (d)	117,485	15,585,560
Aviv REIT, Inc.	12,625	327,240
BioMed Realty Trust, Inc. (d)	174,135	3,644,646
Blackstone Mortgage Trust, Inc.	24,482	645,590
Boston Properties, Inc.	144,156	15,364,146
Brandywine Realty Trust (SBI) (d)	145,339	2,058,000
BRE Properties, Inc.	81,504	4,074,385
BRT Realty Trust (a)	5,568	42,540
Camden Property Trust (SBI) (d)	88,862	6,153,694
Campus Crest Communities, Inc. (d)	55,980	708,147
CapLease, Inc.	81,956	706,461
Capstead Mortgage Corp.	97,016	1,191,356
CBL & Associates Properties, Inc. (d)	144,440	3,320,676
Cedar Shopping Centers, Inc.	59,877	344,293
Chatham Lodging Trust	14,263	264,579
Chesapeake Lodging Trust (d)	44,367	1,000,476
Chimera Investment Corp.	1,225,514	3,737,818
Colonial Properties Trust (SBI) (d)	73,570	1,626,633
Colony Financial, Inc.	62,363	1,381,340
CommonWealth REIT	127,873	2,613,724
Coresite Realty Corp. (d)	24,333	781,576
Corporate Office Properties Trust (SBI)	80,940	2,155,432
Corrections Corp. of America	120,697	4,242,500
Cousins Properties, Inc.	110,370	1,139,018
CubeSmart	141,018	2,206,932
CyrusOne, Inc.	16,200	351,216

	Shares	Value
CYS Investments, Inc. (d)	154,865	$ 1,592,012
DCT Industrial Trust, Inc. (d)	235,284	1,736,396
DDR Corp.	287,291	5,016,101
DiamondRock Hospitality Co.	202,906	1,929,636
Digital Realty Trust, Inc.	121,451	7,397,580
Douglas Emmett, Inc. (d)	131,928	3,362,845
Duke Realty LP (d)	288,029	4,772,641
DuPont Fabros Technology, Inc. (d)	100,616	2,437,926
EastGroup Properties, Inc. (d)	24,180	1,421,059
Education Realty Trust, Inc. (d)	122,580	1,282,187
Ellington Residential Mortgage REIT (d)	7,146	138,632
EPR Properties	65,817	3,450,127
Equity Lifestyle Properties, Inc.	37,774	2,915,020
Equity One, Inc.	59,709	1,393,011
Equity Residential (SBI)	310,240	17,544,072
Essex Property Trust, Inc. (d)	34,186	5,371,988
Excel Trust, Inc. (d)	44,534	594,974
Extra Space Storage, Inc.	105,767	4,430,580
Federal Realty Investment Trust (SBI)	65,716	7,080,899
FelCor Lodging Trust, Inc. (a)	200,216	1,233,331
First Industrial Realty Trust, Inc.	73,033	1,233,527
First Potomac Realty Trust	52,713	721,114
Franklin Street Properties Corp.	83,156	1,132,585
General Growth Properties, Inc.	432,416	8,877,500
Getty Realty Corp. (d)	23,628	495,243
Gladstone Commercial Corp. (d)	10,709	209,254
Glimcher Realty Trust	117,715	1,374,911
Government Properties Income Trust (d)	51,672	1,256,146
Gramercy Property Trust, Inc. (a)	85,386	385,945
Gyrodyne Co. of America, Inc.	302	22,091
Hatteras Financial Corp. (d)	121,103	3,126,879
HCP, Inc.	432,116	20,473,656
Health Care REIT, Inc.	269,951	18,364,767
Healthcare Realty Trust, Inc. (d)	75,869	2,018,874
Healthcare Trust of America, Inc.	41,271	474,204
Hersha Hospitality Trust	166,640	953,181
Highwoods Properties, Inc. (SBI) (d)	65,622	2,389,953
Home Properties, Inc.	43,481	2,642,340
Hospitality Properties Trust (SBI) (d)	130,157	3,797,981
Host Hotels & Resorts, Inc. (d)	698,663	12,429,215
Hudson Pacific Properties, Inc.	39,210	846,544
Inland Real Estate Corp.	85,277	875,795
Invesco Mortgage Capital, Inc. (d)	122,202	2,279,067
Investors Real Estate Trust (d)	86,834	781,506
iStar Financial, Inc. (a)	71,516	851,756
JAVELIN Mortgage Investment Corp.	12,977	199,716
Kilroy Realty Corp. (d)	69,106	3,656,398
Kimco Realty Corp. (d)	379,979	8,416,535
Kite Realty Group Trust	81,341	493,740
LaSalle Hotel Properties (SBI) (d)	89,618	2,365,915
Lexington Corporate Properties Trust (d)	169,833	2,138,197
Liberty Property Trust (SBI) (d)	117,707	4,776,550
LTC Properties, Inc.	32,625	1,357,526
Mack-Cali Realty Corp. (d)	78,978	2,092,917
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Medical Properties Trust, Inc.	145,623	$ 2,161,045
MFA Financial, Inc.	335,157	2,942,678
Mid-America Apartment Communities, Inc. (d)	43,592	2,962,948
Monmouth Real Estate Investment Corp. Class A	35,864	367,965
MPG Office Trust, Inc. (a)(d)	145,580	455,665
National Health Investors, Inc. (d)	21,683	1,350,200
National Retail Properties, Inc.	108,541	3,893,366
New York Mortgage Trust, Inc. (d)	61,040	412,630
NorthStar Realty Finance Corp.	177,923	1,499,891
Omega Healthcare Investors, Inc.	98,005	3,176,342
One Liberty Properties, Inc.	11,261	297,853
Parkway Properties, Inc.	37,894	651,019
Pebblebrook Hotel Trust	62,979	1,652,569
Pennsylvania Real Estate Investment Trust (SBI)	59,632	1,186,080
PennyMac Mortgage Investment Trust	49,995	1,082,392
Piedmont Office Realty Trust, Inc. Class A	148,914	2,827,877
Plum Creek Timber Co., Inc.	155,723	7,427,987
PMC Commercial Trust	8,500	71,995
Post Properties, Inc.	47,292	2,260,558
Potlatch Corp.	34,281	1,557,386
Power (REIT)	718	6,756
Prologis, Inc.	472,213	19,030,184
PS Business Parks, Inc.	20,583	1,570,689
Public Storage	139,850	21,229,230
RAIT Financial Trust	83,839	643,045
Ramco-Gershenson Properties Trust (SBI)	55,446	865,512
Rayonier, Inc.	116,685	6,464,349
Realty Income Corp.	186,944	8,496,605
Redwood Trust, Inc.	89,769	1,719,974
Regency Centers Corp.	90,033	4,645,703
Resource Capital Corp.	118,128	731,212
Retail Opportunity Investments Corp.	70,350	987,714
Retail Properties America, Inc.	28,399	433,369
RLJ Lodging Trust (d)	113,857	2,636,928
Rouse Properties, Inc. (d)	17,327	348,446
Ryman Hospitality Properties, Inc. (d)	49,860	1,907,644
Sabra Health Care REIT, Inc.	44,632	1,207,296
Saul Centers, Inc.	12,589	563,861
Select Income (REIT) (d)	15,485	421,657
Senior Housing Properties Trust (SBI) (d)	173,790	4,492,472
Silver Bay Realty Trust Corp. (d)	27,839	496,369
Simon Property Group, Inc. (d)	301,936	50,254,228
SL Green Realty Corp. (d)	83,735	7,283,270
SoTHERLY Hotels, Inc.	2,721	11,891
Sovran Self Storage, Inc.	26,878	1,743,576
Spirit Realty Capital, Inc.	28,497	571,935
Stag Industrial, Inc.	38,576	848,672
Starwood Property Trust, Inc. (d)	153,859	3,903,403

	Shares	Value
Strategic Hotel & Resorts, Inc. (a)	334,781	$ 2,691,639
Summit Hotel Properties, Inc.	63,807	629,775
Sun Communities, Inc. (d)	36,167	1,807,265
Sunstone Hotel Investors, Inc. (a)(d)	148,041	1,785,374
Supertel Hospitality, Inc., Maryland (a)	5,631	5,293
Tanger Factory Outlet Centers, Inc. (d)	79,590	2,744,263
Taubman Centers, Inc.	65,656	5,290,560
Terreno Realty Corp.	12,136	230,948
The Geo Group, Inc.	66,308	2,308,845
The Macerich Co.	126,640	8,220,202
Two Harbors Investment Corp.	352,284	3,885,693
UDR, Inc. (d)	233,734	5,696,098
UMH Properties, Inc.	10,346	109,047
Universal Health Realty Income Trust (SBI)	13,491	609,388
Urstadt Biddle Properties, Inc. Class A	26,585	559,880
Ventas, Inc.	276,855	19,759,141
Vornado Realty Trust	165,722	13,249,474
Washington (REIT) (SBI)	61,934	1,723,004
Weingarten Realty Investors (SBI)	108,015	3,443,518
Western Asset Mortgage Capital Corp. (d)	17,996	330,227
Weyerhaeuser Co.	523,462	15,609,637
Whitestone REIT Class B	2,558	41,977
Winthrop Realty Trust	19,884	246,760
WP Carey, Inc. (d)	56,109	3,800,824
ZAIS Financial Corp.	6,000	107,280
		619,859,430
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc. (d)	43,253	1,526,398
American Spectrum Realty, Inc. (a)	1,984	5,853
AV Homes, Inc. (a)	12,051	159,555
CBRE Group, Inc. (a)	283,702	6,576,212
Consolidated-Tomoka Land Co.	2,432	88,768
Forest City Enterprises, Inc. Class A (a)	131,291	2,463,019
Forestar Group, Inc. (a)(d)	31,999	738,217
Howard Hughes Corp. (a)	24,658	2,455,937
Jones Lang LaSalle, Inc.	40,450	3,714,524
Kennedy-Wilson Holdings, Inc. (d)	44,729	767,550
Maui Land & Pineapple, Inc. (a)(d)	31,310	130,563
Realogy Holdings Corp.	111,695	5,767,930
Tejon Ranch Co. (a)	11,342	342,075
The St. Joe Co. (a)(d)	111,664	2,280,179
Thomas Properties Group, Inc.	22,789	123,288
Transcontinental Realty Investors, Inc. (a)	20,697	145,914
ZipRealty, Inc. (a)	19,987	56,963
		27,342,945
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	69,632	686,572
Bank Mutual Corp.	56,001	319,206
BankFinancial Corp.	19,300	154,014
BBX Capital Corp. (a)(d)	18,261	225,523
Beneficial Mutual Bancorp, Inc. (a)	37,525	320,839
Berkshire Hills Bancorp, Inc.	17,169	460,644
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
BofI Holding, Inc. (a)(d)	11,427	$ 535,012
Brookline Bancorp, Inc., Delaware	86,924	737,116
Camco Financial Corp. (a)	10,386	35,105
Cape Bancorp, Inc.	2,611	24,465
Capitol Federal Financial, Inc.	173,299	2,057,059
CFS Bancorp, Inc.	688	7,190
Charter Financial Corp.	1,496	14,960
Chicopee Bancorp, Inc.	1,816	31,562
Clifton Savings Bancorp, Inc.	15,589	184,886
Dime Community Bancshares, Inc.	51,879	747,576
Doral Financial Corp. (a)	159,443	161,037
ESB Financial Corp.	9,498	119,200
ESSA Bancorp, Inc.	4,298	47,020
EverBank Financial Corp.	16,362	256,883
Farmer Mac Class C (non-vtg.)	8,894	267,443
First Defiance Financial Corp.	6,145	134,944
First Financial Northwest, Inc.	2,197	21,838
First PacTrust Bancorp, Inc. (d)	4,303	56,671
Five Oaks Investment Corp.	3,880	54,010
Flagstar Bancorp, Inc. (a)(d)	37,206	521,256
Flushing Financial Corp.	47,044	735,298
Fox Chase Bancorp, Inc.	14,307	237,067
Franklin Financial Corp./VA	16,347	296,535
HF Financial Corp.	2,735	35,637
Hingham Institution for Savings	1,505	95,914
Home Federal Bancorp, Inc.	9,753	118,889
HomeStreet, Inc.	7,892	180,411
Hudson City Bancorp, Inc.	532,335	4,524,848
IF Bancorp, Inc. (a)	3,112	47,614
Impac Mortgage Holdings, Inc. (a)(d)	5,393	63,637
Kearny Financial Corp. (a)	2,196	21,740
Madison County Financial, Inc.	4,682	86,617
Meridian Interstate Bancorp, Inc. (a)	750	13,508
MGIC Investment Corp. (a)(d)	319,402	1,973,904
NASB Financial, Inc. (a)	1,203	29,486
Nationstar Mortgage Holdings, Inc. (a)(d)	18,397	748,942
New York Community Bancorp, Inc.	408,522	5,343,468
Northfield Bancorp, Inc.	13,855	158,778
Northwest Bancshares, Inc.	92,094	1,141,966
OceanFirst Financial Corp.	5,851	81,036
Ocwen Financial Corp. (a)	108,754	4,652,496
Oritani Financial Corp.	26,763	410,277
PennyMac Financial Services, Inc.	12,245	266,941
People's United Financial, Inc. (d)	329,770	4,537,635
Peoples Federal Bancshares, Inc. (d)	1,156	20,993
Poage Bankshares, Inc.	2,365	33,725
Provident Financial Holdings, Inc.	3,066	46,665
Provident Financial Services, Inc.	56,391	858,271
Provident New York Bancorp	44,223	406,852
PVF Capital Corp. (a)	11,916	45,757

	Shares	Value
Radian Group, Inc. (d)	157,115	$ 2,022,070
Riverview Bancorp, Inc. (a)	6,875	16,363
Rockville Financial, Inc.	26,525	345,886
Security National Financial Corp. Class A	9,669	69,037
Simplicity Bancorp, Inc.	10,338	145,249
Territorial Bancorp, Inc.	13,244	306,466
TFS Financial Corp. (a)	149,374	1,640,127
Timberland Bancorp, Inc.	5,034	41,228
Tree.com, Inc.	3,275	64,550
Trustco Bank Corp., New York (d)	73,043	408,310
United Community Financial Corp. (a)	11,112	45,448
United Community Financial Corp. rights (a)	11,112	819
United Financial Bancorp, Inc.	9,158	139,843
ViewPoint Financial Group (d)	25,777	487,959
Walker & Dunlop, Inc. (a)	10,954	207,797
Washington Federal, Inc.	99,759	1,744,785
Westfield Financial, Inc.	28,907	217,381
WSFS Financial Corp.	10,396	522,295
		43,822,551
TOTAL FINANCIALS		3,100,802,813
HEALTH CARE - 12.2%
Biotechnology - 2.3%
Aastrom Biosciences, Inc. (a)(d)	78,454	44,860
ACADIA Pharmaceuticals, Inc. (a)(d)	61,816	869,751
Achillion Pharmaceuticals, Inc. (a)(d)	72,544	605,017
Acorda Therapeutics, Inc. (a)	35,775	1,196,674
Aegerion Pharmaceuticals, Inc. (a)(d)	17,880	1,302,200
Affymax, Inc. (a)(d)	50,245	104,007
Agenus, Inc. (a)(d)	22,142	89,232
Alexion Pharmaceuticals, Inc. (a)	189,372	18,471,345
Alkermes PLC (a)(d)	133,044	4,157,625
Alnylam Pharmaceuticals, Inc. (a)	51,923	1,590,401
AMAG Pharmaceuticals, Inc. (a)(d)	31,420	581,270
Amgen, Inc. (d)	726,054	72,990,209
Amicus Therapeutics, Inc. (a)(d)	25,384	84,529
Anacor Pharmaceuticals, Inc. (a)(d)	28,185	154,172
Anthera Pharmaceuticals, Inc. (a)(d)	45,190	26,436
Arena Pharmaceuticals, Inc. (a)(d)	201,800	1,783,912
ARIAD Pharmaceuticals, Inc. (a)(d)	169,376	3,106,356
ArQule, Inc. (a)	65,290	176,936
Array Biopharma, Inc. (a)	101,050	590,132
Arrowhead Research Corp. (a)(d)	3,000	6,600
Astex Pharmaceuticals, Inc. (a)	71,219	345,412
Athersys, Inc. (a)	49,216	85,636
AVEO Pharmaceuticals, Inc. (a)(d)	43,200	110,592
BioCryst Pharmaceuticals, Inc. (a)(d)	40,934	69,997
Biogen Idec, Inc. (a)	229,263	54,447,670
BioMarin Pharmaceutical, Inc. (a)(d)	127,421	7,989,297
Biospecifics Technologies Corp. (a)(d)	1,441	22,897
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biota Pharmaceuticals, Inc.	5,848	$ 21,170
BioTime, Inc. (a)(d)	32,076	152,361
Cardium Therapeutics, Inc. (a)(d)	185,107	16,289
Catalyst Pharmaceutical Partners, Inc. (a)(d)	25,961	22,877
Cel-Sci Corp. (a)	283,400	69,575
Celgene Corp. (a)	405,358	50,122,517
Cell Therapeutics, Inc. (a)	40,400	49,692
Celldex Therapeutics, Inc. (a)(d)	77,285	988,475
Celsion Corp. (a)(d)	48,070	81,238
Cepheid, Inc. (a)(d)	63,653	2,212,578
Chelsea Therapeutics International Ltd. (a)	75,408	145,537
ChemoCentryx, Inc. (a)	15,137	204,501
Chimerix, Inc.	6,991	150,307
Cleveland Biolabs, Inc. (a)(d)	35,489	55,540
Clovis Oncology, Inc. (a)	12,909	472,211
Codexis, Inc. (a)(d)	21,294	48,976
Coronado Biosciences, Inc. (a)	18,457	182,355
Cubist Pharmaceuticals, Inc. (a)(d)	68,221	3,748,744
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)(d)	69,058	258,968
Cyclacel Pharmaceuticals, Inc. (a)(d)	11,529	38,968
Cytokinetics, Inc. (a)	74,661	89,593
Cytori Therapeutics, Inc. (a)(d)	69,588	171,186
CytRx Corp. (a)(d)	25,756	61,814
DARA BioSciences, Inc. (a)(d)	8,510	5,829
Dendreon Corp. (a)(d)	131,169	524,676
Discovery Laboratories, Inc. (a)(d)	38,893	69,618
Durata Therapeutics, Inc.	10,654	78,307
Dyax Corp. (a)	86,617	271,977
Dynavax Technologies Corp. (a)(d)	164,055	428,184
Emergent BioSolutions, Inc. (a)	18,513	262,885
Enanta Pharmaceuticals, Inc.	3,858	75,154
EntreMed, Inc. (a)	289	520
Enzon Pharmaceuticals, Inc.	43,430	132,896
Exact Sciences Corp. (a)(d)	55,499	623,809
Exelixis, Inc. (a)(d)	160,939	778,945
Galena Biopharma, Inc. (a)(d)	57,499	135,123
Genomic Health, Inc. (a)(d)	14,126	515,316
GenVec, Inc. (a)	8,140	3,378
Geron Corp. (a)	128,101	139,630
Gilead Sciences, Inc. (a)	1,471,977	80,193,307
GTx, Inc. (a)(d)	19,627	115,996
Halozyme Therapeutics, Inc. (a)(d)	76,082	537,900
Hemispherx Biopharma, Inc. (a)	130,774	28,770
Hyperion Therapeutics, Inc. (d)	5,781	116,025
iBio, Inc. (a)(d)	40,361	18,162
Idenix Pharmaceuticals, Inc. (a)(d)	86,105	408,138
Idera Pharmaceuticals, Inc. (a)	43,237	31,563
ImmunoCellular Therapeutics Ltd. (a)(d)	41,923	102,292

	Shares	Value
ImmunoGen, Inc. (a)	90,051	$ 1,654,237
Immunomedics, Inc. (a)(d)	54,782	214,198
Incyte Corp. (a)(d)	133,651	2,963,043
Infinity Pharmaceuticals, Inc. (a)	41,127	1,108,373
Inovio Pharmaceuticals, Inc. (a)	145,057	98,929
Insmed, Inc. (a)	20,216	271,299
Insys Therapeutics, Inc. (a)	4,354	48,068
Intercept Pharmaceuticals, Inc.	4,951	165,561
InterMune, Inc. (a)	73,941	730,537
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	75,886	1,013,078
Isis Pharmaceuticals, Inc. (a)(d)	107,364	2,324,431
IsoRay, Inc. (a)	31,040	22,038
Keryx Biopharmaceuticals, Inc. (a)(d)	75,386	603,842
KYTHERA Biopharmaceuticals, Inc. (d)	4,269	91,314
Lexicon Pharmaceuticals, Inc. (a)(d)	482,347	1,152,809
Ligand Pharmaceuticals, Inc. Class B (a)(d)	16,755	501,142
Lpath, Inc. (a)	7,871	39,512
MannKind Corp. (a)(d)	137,962	920,207
Mast Therapeutics, Inc. (a)(d)	29,390	20,867
Maxygen, Inc.	47,150	111,746
Medgenics, Inc. (a)	4,479	18,364
Medivation, Inc. (a)(d)	72,462	3,518,755
Merrimack Pharmaceuticals, Inc. (a)(d)	9,271	51,361
Metabolix, Inc. (a)(d)	41,636	68,283
MiMedx Group, Inc. (a)	79,098	569,506
Momenta Pharmaceuticals, Inc. (a)	43,036	566,354
Myriad Genetics, Inc. (a)(d)	87,108	2,796,167
Nanosphere, Inc. (a)(d)	36,229	151,800
Neuralstem, Inc. (a)(d)	54,208	82,396
Neurocrine Biosciences, Inc. (a)	50,654	654,956
NewLink Genetics Corp. (a)	12,482	203,581
Novavax, Inc. (a)(d)	79,584	152,005
NPS Pharmaceuticals, Inc. (a)(d)	81,000	1,275,750
OncoGenex Pharmaceuticals, Inc. (a)(d)	10,565	108,820
Oncothyreon, Inc. (a)(d)	43,661	80,773
Onyx Pharmaceuticals, Inc. (a)(d)	72,476	6,917,834
Opexa Therapeutics, Inc. (a)(d)	5,726	10,078
Opko Health, Inc. (a)(d)	141,052	932,354
Oragenics, Inc. (a)(d)	9,973	28,323
Orexigen Therapeutics, Inc. (a)	77,934	493,322
Osiris Therapeutics, Inc. (a)	18,170	204,231
OvaScience, Inc. (a)	10,225	127,608
OXiGENE, Inc. (a)	561	1,806
Oxygen Biotherapeutics, Inc. (a)(d)	1,373	5,121
Palatin Technologies, Inc. (a)	9,275	5,741
PDL BioPharma, Inc. (d)	108,271	893,236
Peregrine Pharmaceuticals, Inc. (a)(d)	84,902	140,088
Pharmacyclics, Inc. (a)	52,344	4,796,804
PharmAthene, Inc. (a)(d)	51,372	91,442
Progenics Pharmaceuticals, Inc. (a)(d)	45,935	182,821
Puma Biotechnology, Inc. (a)	7,873	306,496
Quintiles Transnational Holdings, Inc. (d)	25,574	1,126,279
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Raptor Pharmaceutical Corp. (a)(d)	62,748	$ 476,257
Receptos, Inc.	5,655	89,745
Regeneron Pharmaceuticals, Inc. (a)(d)	73,763	17,841,057
Regulus Therapeutics, Inc.	11,075	99,232
Repligen Corp. (a)(d)	22,058	182,640
Rexahn Pharmaceuticals, Inc. (a)(d)	45,000	15,165
Rigel Pharmaceuticals, Inc. (a)	75,480	348,718
Sangamo Biosciences, Inc. (a)(d)	44,798	358,384
Sarepta Therapeutics, Inc. (a)(d)	28,140	994,749
Savient Pharmaceuticals, Inc. (a)(d)	88,045	48,425
Seattle Genetics, Inc. (a)	102,878	3,530,773
SIGA Technologies, Inc. (a)(d)	72,968	272,171
Spectrum Pharmaceuticals, Inc. (d)	41,659	342,020
StemCells, Inc. (a)(d)	19,840	34,918
Sunesis Pharmaceuticals, Inc. (a)	32,643	175,946
Synageva BioPharma Corp. (a)(d)	8,009	330,131
Synergy Pharmaceuticals, Inc. (a)(d)	73,974	377,267
Synta Pharmaceuticals Corp. (a)(d)	35,423	261,422
Synthetic Biologics, Inc. (a)	46,314	66,229
Targacept, Inc. (a)(d)	18,977	106,841
Telik, Inc. (a)	380	532
TESARO, Inc. (d)	10,376	354,963
Tetraphase Pharmaceuticals, Inc.	10,243	81,944
Theravance, Inc. (a)(d)	66,370	2,325,605
Threshold Pharmaceuticals, Inc. (a)	37,822	216,342
Tranzyme, Inc. (a)	10,681	6,195
Trius Therapeutics, Inc. (a)(d)	28,510	218,672
Trovagene, Inc. (a)(d)	4,592	31,823
United Therapeutics Corp. (a)(d)	48,248	3,207,045
Vanda Pharmaceuticals, Inc. (a)(d)	44,094	402,578
Verastem, Inc. (a)	2,425	23,183
Vertex Pharmaceuticals, Inc. (a)	210,109	16,873,854
Vical, Inc. (a)(d)	65,666	229,831
XOMA Corp. (a)	72,501	304,504
Zalicus, Inc. (a)	104,856	65,797
ZIOPHARM Oncology, Inc. (a)(d)	79,220	173,492
		407,053,173
Health Care Equipment & Supplies - 2.1%
Abaxis, Inc. (d)	23,291	1,025,037
Abbott Laboratories	1,517,453	55,645,002
Abiomed, Inc. (a)(d)	36,354	784,156
Accuray, Inc. (a)	37,835	203,174
Alere, Inc. (a)(d)	72,824	1,862,838
Align Technology, Inc. (a)(d)	70,000	2,502,500
Alphatec Holdings, Inc. (a)	36,801	71,762
Analogic Corp. (d)	12,756	1,013,974
Angiodynamics, Inc. (a)(d)	26,377	286,982
Anika Therapeutics, Inc. (a)(d)	9,287	137,076
Antares Pharma, Inc. (a)(d)	97,369	395,318
ArthroCare Corp. (a)	20,678	701,605
Atossa Genetics, Inc.	789	3,519

	Shares	Value
Atricure, Inc. (a)	12,717	$ 115,089
Atrion Corp.	1,172	258,403
Bacterin International Holdings, Inc. (a)(d)	9,747	6,068
Baxter International, Inc.	523,890	36,845,184
Becton, Dickinson & Co.	183,162	18,063,436
BioLase Technology, Inc. (d)	30,554	144,826
Boston Scientific Corp. (a)	1,371,433	12,672,041
BSD Medical Corp. (a)(d)	46,363	58,417
C.R. Bard, Inc.	78,513	8,093,905
Cantel Medical Corp.	32,623	1,110,487
Cardica, Inc. (a)	23,778	30,674
Cardiovascular Systems, Inc. (a)(d)	19,652	403,849
CareFusion Corp. (a)	231,213	8,497,078
Cerus Corp. (a)	66,771	343,203
Conceptus, Inc. (a)	26,951	834,942
CONMED Corp.	19,521	642,827
Covidien PLC (d)	454,033	28,876,499
Cryolife, Inc.	20,961	129,749
Cutera, Inc. (a)	15,449	145,375
Cyberonics, Inc. (a)	26,017	1,241,271
Cynosure, Inc. Class A (a)	12,701	316,382
Delcath Systems, Inc. (a)(d)	119,898	51,436
DENTSPLY International, Inc.	147,347	6,153,211
Derma Sciences, Inc. (a)	7,901	105,399
DexCom, Inc. (a)(d)	65,323	1,360,678
Edwards Lifesciences Corp. (a)(d)	110,135	7,319,572
Endologix, Inc. (a)(d)	46,783	628,764
EnteroMedics, Inc. (a)	21,626	28,546
ERBA Diagnostics, Inc. (a)	3,094	2,722
Exactech, Inc. (a)	3,102	56,456
Fonar Corp. (a)	719	4,745
Genmark Diagnostics, Inc. (a)(d)	24,729	368,462
Globus Medical, Inc. (d)	7,896	115,282
Greatbatch, Inc. (a)	22,320	718,927
Haemonetics Corp. (a)(d)	43,426	1,792,625
Hansen Medical, Inc. (a)(d)	48,696	83,270
Hill-Rom Holdings, Inc.	51,670	1,866,837
Hologic, Inc. (a)	261,504	5,426,208
ICU Medical, Inc. (a)(d)	17,344	1,238,188
IDEXX Laboratories, Inc. (a)(d)	54,321	4,478,223
Insulet Corp. (a)(d)	55,000	1,642,300
Integra LifeSciences Holdings Corp. (a)(d)	14,197	537,924
Intuitive Surgical, Inc. (a)	38,518	19,163,861
Invacare Corp.	28,414	440,417
Kewaunee Scientific Corp.	1,376	18,026
LeMaitre Vascular, Inc.	3,845	25,223
MAKO Surgical Corp. (a)(d)	32,106	396,830
Masimo Corp. (d)	62,689	1,357,217
Medical Action Industries, Inc. (a)	12,909	108,436
Medtronic, Inc.	975,304	49,750,257
MELA Sciences, Inc. (a)(d)	40,114	44,125
Meridian Bioscience, Inc. (d)	35,455	766,183
Merit Medical Systems, Inc. (a)	29,543	291,589
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Misonix, Inc. (a)	2,579	$ 13,927
Natus Medical, Inc. (a)	24,629	347,023
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	276,959
Neogen Corp. (a)	25,237	1,374,659
NuVasive, Inc. (a)(d)	44,714	971,188
NxStage Medical, Inc. (a)(d)	42,830	597,479
OraSure Technologies, Inc. (a)(d)	46,551	203,893
Orthofix International NV (a)	16,427	454,042
Palomar Medical Technologies, Inc. (a)	15,820	214,045
PhotoMedex, Inc. (a)(d)	6,551	106,847
Quidel Corp. (a)(d)	35,813	856,289
ResMed, Inc. (d)	155,104	7,444,992
Retractable Technologies, Inc. (a)	5,248	6,717
Rochester Medical Corp. (a)(d)	2,100	29,883
Rockwell Medical Technologies, Inc. (a)	20,541	84,834
RTI Biologics, Inc. (a)	29,474	119,370
Sirona Dental Systems, Inc. (a)	53,949	3,827,142
Solta Medical, Inc. (a)	40,698	87,501
St. Jude Medical, Inc.	273,463	11,821,805
Staar Surgical Co. (a)(d)	15,788	140,513
Stereotaxis, Inc. (a)	2,453	4,293
Steris Corp.	82,536	3,742,182
Stryker Corp.	274,580	18,229,366
SurModics, Inc. (a)	19,525	463,524
Symmetry Medical, Inc. (a)	29,367	273,994
Synergetics USA, Inc. (a)	3,622	11,772
Teleflex, Inc.	35,045	2,745,075
The Cooper Companies, Inc.	49,195	5,559,527
The Spectranetics Corp. (a)	29,169	545,460
Theragenics Corp. (a)	22,546	45,768
ThermoGenesis Corp. (a)(d)	15,844	18,537
Thoratec Corp. (a)	57,172	1,782,051
TranS1, Inc.	5,200	10,712
Unilife Corp. (a)(d)	50,575	166,898
Urologix, Inc. (a)	3,267	1,666
Uroplasty, Inc. (a)	1,597	4,232
Varian Medical Systems, Inc. (a)(d)	105,226	7,051,194
Vascular Solutions, Inc. (a)	2,125	32,236
Vermillion, Inc. (a)	5,249	21,206
Volcano Corp. (a)(d)	46,394	886,125
West Pharmaceutical Services, Inc.	34,117	2,338,720
Wright Medical Group, Inc. (a)(d)	37,104	928,713
Zeltiq Aesthetics, Inc. (a)	6,038	31,337
Zimmer Holdings, Inc.	161,495	12,678,972
		376,357,255
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)(d)	30,637	1,022,969
Accretive Health, Inc. (a)(d)	42,994	489,272
Aetna, Inc.	366,563	22,133,074
Air Methods Corp. (d)	37,158	1,391,196
Alliance Healthcare Services, Inc. (a)	17,141	277,856

	Shares	Value
Almost Family, Inc.	9,932	$ 196,356
Amedisys, Inc. (a)(d)	20,047	246,979
AmerisourceBergen Corp.	235,018	12,709,773
AMN Healthcare Services, Inc. (a)(d)	76,320	1,021,925
AmSurg Corp. (a)	25,500	906,015
Assisted Living Concepts, Inc. Class A	16,849	200,503
Bio-Reference Laboratories, Inc. (a)(d)	31,917	984,639
BioScrip, Inc. (a)	52,817	738,382
Brookdale Senior Living, Inc. (a)	93,728	2,657,189
Capital Senior Living Corp. (a)	26,619	698,749
Cardinal Health, Inc.	323,316	15,182,919
CardioNet, Inc. (a)	34,161	95,309
Centene Corp. (a)	49,035	2,427,233
Chemed Corp.	19,372	1,356,427
Chindex International, Inc. (a)(d)	9,187	148,829
CIGNA Corp.	272,736	18,518,774
Community Health Systems, Inc.	114,654	5,522,883
Corvel Corp. (a)	8,848	459,477
Cross Country Healthcare, Inc. (a)	40,427	210,625
DaVita, Inc. (a)	81,003	10,050,042
Emeritus Corp. (a)(d)	35,427	900,554
ExamWorks Group, Inc. (a)(d)	20,990	391,673
Express Scripts Holding Co. (a)	788,129	48,958,573
Five Star Quality Care, Inc. (a)	32,241	165,396
Gentiva Health Services, Inc. (a)(d)	24,132	257,247
Hanger, Inc. (a)	27,160	866,676
HCA Holdings, Inc.	227,570	8,888,884
Health Management Associates, Inc. Class A (a)	235,362	3,245,642
Health Net, Inc. (a)	71,306	2,272,522
HealthSouth Corp. (a)(d)	85,304	2,498,554
Healthways, Inc. (a)(d)	33,821	454,892
Henry Schein, Inc. (a)(d)	86,785	8,356,528
Hooper Holmes, Inc. (a)	6,267	2,632
Humana, Inc.	153,493	12,399,165
IPC The Hospitalist Co., Inc. (a)(d)	20,567	1,002,847
Kindred Healthcare, Inc. (a)(d)	37,371	504,509
Laboratory Corp. of America Holdings (a)(d)	96,901	9,640,680
Landauer, Inc.	14,935	794,243
LCA-Vision, Inc. (a)	27,238	87,979
LHC Group, Inc. (a)	12,810	281,692
LifePoint Hospitals, Inc. (a)	49,772	2,475,162
Magellan Health Services, Inc. (a)	25,186	1,372,637
McKesson Corp.	222,739	25,361,063
MEDNAX, Inc. (a)(d)	47,990	4,454,912
Molina Healthcare, Inc. (a)(d)	24,412	922,774
MWI Veterinary Supply, Inc. (a)(d)	13,354	1,622,645
National Healthcare Corp.	6,159	292,491
National Research Corp.:
Class A (a)	960	15,696
Class B	160	5,459
NeoStem, Inc. (a)(d)	153,375	85,890
Omnicare, Inc.	104,008	4,787,488
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Owens & Minor, Inc.	59,970	$ 2,049,775
Patterson Companies, Inc.	78,096	3,051,992
PDI, Inc. (a)	1,365	5,938
PharMerica Corp. (a)	29,176	455,437
Providence Service Corp. (a)	13,245	349,138
Quest Diagnostics, Inc. (d)	146,597	9,065,558
RadNet, Inc. (a)(d)	27,076	70,398
Select Medical Holdings Corp.	37,877	299,228
Sharps Compliance Corp. (a)(d)	5,184	15,552
Skilled Healthcare Group, Inc. (a)	27,157	192,543
Team Health Holdings, Inc. (a)	31,431	1,228,009
Tenet Healthcare Corp. (a)	99,732	4,724,305
The Ensign Group, Inc.	12,211	440,451
Triple-S Management Corp. (a)	20,220	428,057
U.S. Physical Therapy, Inc.	11,240	315,844
UnitedHealth Group, Inc.	990,811	62,054,493
Universal American Spin Corp.	33,569	306,149
Universal Health Services, Inc. Class B	83,733	5,789,300
Vanguard Health Systems, Inc. (a)(d)	30,455	405,661
VCA Antech, Inc. (a)(d)	87,077	2,225,688
Wellcare Health Plans, Inc. (a)	41,317	2,154,268
WellPoint, Inc.	291,689	22,451,302
		361,093,586
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(d)	157,560	2,182,206
athenahealth, Inc. (a)(d)	32,907	2,782,287
Authentidate Holding Corp. (a)	816	922
Cerner Corp. (a)(d)	139,673	13,727,062
CollabRx, Inc. (a)	87	295
Computer Programs & Systems, Inc. (d)	21,937	1,098,605
Greenway Medical Technologies (a)(d)	5,301	63,612
HealthStream, Inc. (a)(d)	34,016	910,948
HMS Holdings Corp. (a)(d)	81,690	2,034,081
MedAssets, Inc. (a)	39,701	651,096
Medidata Solutions, Inc. (a)	26,465	1,826,614
Merge Healthcare, Inc. (a)(d)	37,852	124,912
Omnicell, Inc. (a)	25,141	455,806
Quality Systems, Inc.	52,869	945,298
Vocera Communications, Inc. (a)(d)	5,171	76,324
		26,880,068
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(d)	8,536	75,031
Affymetrix, Inc. (a)	55,779	209,171
Agilent Technologies, Inc.	333,050	15,137,123
Albany Molecular Research, Inc. (a)	23,897	262,867
Apricus Biosciences, Inc. (a)(d)	18,211	50,080
BG Medicine, Inc. (a)	3,134	5,641
Bio-Rad Laboratories, Inc. Class A (a)	21,919	2,491,752
Bruker BioSciences Corp. (a)	88,923	1,469,897
Cambrex Corp. (a)	18,522	254,863

	Shares	Value
Charles River Laboratories International, Inc. (a)	42,610	$ 1,845,439
Covance, Inc. (a)(d)	51,822	3,864,885
Enzo Biochem, Inc. (a)	14,697	34,391
Fluidigm Corp. (a)(d)	18,074	307,981
Furiex Pharmaceuticals, Inc. (a)	9,211	340,531
Harvard Bioscience, Inc. (a)	12,320	62,586
Illumina, Inc. (a)(d)	126,010	8,861,023
Life Technologies Corp. (a)	164,938	12,221,906
Luminex Corp. (a)(d)	39,871	768,314
Mettler-Toledo International, Inc. (a)(d)	30,026	6,553,475
NeoGenomics, Inc. (a)	21,535	76,665
Pacific Biosciences of California, Inc. (a)	28,978	76,792
PAREXEL International Corp. (a)(d)	52,568	2,401,832
PerkinElmer, Inc.	108,819	3,408,211
pSivida Corp. (a)(d)	25,265	82,111
Sequenom, Inc. (a)(d)	91,772	379,936
Strategic Diagnostics, Inc. (a)	2,665	2,772
Techne Corp.	35,747	2,377,533
Thermo Fisher Scientific, Inc.	344,124	30,386,149
Waters Corp. (a)	81,803	7,911,168
		101,920,125
Pharmaceuticals - 4.9%
AbbVie, Inc.	1,530,133	65,321,378
AcelRx Pharmaceuticals, Inc. (a)(d)	17,182	153,092
Actavis, Inc. (a)	123,752	15,257,384
Acura Pharmaceuticals, Inc. (a)(d)	2,885	6,520
Akorn, Inc. (a)(d)	58,979	856,965
Alexza Pharmaceuticals, Inc. (a)(d)	13,886	62,626
Alimera Sciences, Inc. (a)(d)	3,741	16,236
Allergan, Inc.	299,723	29,819,441
Ampio Pharmaceuticals, Inc. (a)(d)	26,020	147,794
Auxilium Pharmaceuticals, Inc. (a)(d)	37,784	563,737
AVANIR Pharmaceuticals Class A (a)(d)	100,270	332,896
Biodel, Inc. (a)(d)	8,109	37,869
Biodelivery Sciences International, Inc. (a)	15,298	67,311
BioSante Pharmaceuticals, Inc. (a)(d)	21,445	26,163
Bristol-Myers Squibb Co.	1,581,466	72,763,251
Cadence Pharmaceuticals, Inc. (a)	43,831	291,476
Cempra, Inc. (a)	9,089	73,076
Columbia Laboratories, Inc. (a)	42,578	26,871
Corcept Therapeutics, Inc. (a)(d)	36,105	65,711
Cornerstone Therapeutics, Inc. (a)	11,437	99,959
Cumberland Pharmaceuticals, Inc. (a)(d)	7,158	34,716
DepoMed, Inc. (a)(d)	31,971	184,153
Durect Corp. (a)	121,504	102,039
Echo Therapeutics, Inc. (a)	20,093	11,553
Eli Lilly & Co.	963,538	51,221,680
Endo Health Solutions, Inc. (a)	113,364	4,115,113
Endocyte, Inc. (a)(d)	47,373	648,536
Forest Laboratories, Inc. (a)	228,644	9,088,599
Hi-Tech Pharmacal Co., Inc. (d)	12,868	411,261
Horizon Pharma, Inc. (d)	37,555	89,005
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Hospira, Inc. (a)(d)	171,244	$ 5,938,742
Impax Laboratories, Inc. (a)	57,998	1,099,062
Jazz Pharmaceuticals PLC (a)(d)	45,062	3,062,864
Johnson & Johnson	2,698,330	227,145,419
Lannett Co., Inc. (a)	27,670	317,375
Merck & Co., Inc.	2,923,053	136,506,575
Mylan, Inc. (a)	369,805	11,271,656
Nektar Therapeutics (a)(d)	110,915	1,050,365
NuPathe, Inc. (a)(d)	18,258	58,608
Omeros Corp. (a)(d)	20,009	106,048
Omthera Pharmaceuticals, Inc. (d)	7,692	100,996
Optimer Pharmaceuticals, Inc. (a)(d)	39,316	585,022
Pacira Pharmaceuticals, Inc. (a)	42,514	1,245,660
Pain Therapeutics, Inc.	34,536	92,211
Pernix Therapeutics Holdings, Inc. (a)	8,953	32,320
Perrigo Co.	86,221	9,993,876
Pfizer, Inc.	6,952,616	189,319,734
Pozen, Inc. (a)(d)	23,223	123,082
Questcor Pharmaceuticals, Inc. (d)	59,227	2,023,787
Repros Therapeutics, Inc. (a)(d)	16,573	287,044
Sagent Pharmaceuticals, Inc. (a)	10,801	194,526
Salix Pharmaceuticals Ltd. (a)	48,250	2,927,328
Santarus, Inc. (a)(d)	47,036	1,047,492
SciClone Pharmaceuticals, Inc. (a)(d)	46,113	221,804
Sucampo Pharmaceuticals, Inc. Class A (a)	39,776	336,903
Supernus Pharmaceuticals, Inc. (a)(d)	9,151	63,233
The Medicines Company (a)	52,840	1,701,976
TherapeuticsMD, Inc. (a)	32,749	91,370
Transcept Pharmaceuticals, Inc. (a)	2,494	7,382
Ventrus Biosciences, Inc. (a)	6,995	18,047
ViroPharma, Inc. (a)(d)	60,392	1,660,780
VIVUS, Inc. (a)(d)	111,051	1,632,450
Warner Chilcott PLC	165,178	3,171,418
XenoPort, Inc. (a)(d)	57,569	316,630
Zoetis, Inc. Class A (d)	82,000	2,624,000
Zogenix, Inc. (a)	43,460	64,755
		858,336,951
TOTAL HEALTH CARE		2,131,641,158
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.3%
AAR Corp.	45,448	911,687
AeroVironment, Inc. (a)(d)	13,243	265,787
Alliant Techsystems, Inc.	27,998	2,198,403
American Science & Engineering, Inc.	13,204	792,768
API Technologies Corp. (a)(d)	22,349	61,907
Ascent Solar Technologies, Inc. (a)(d)	33,082	25,738
Astronics Corp. (a)	6,636	238,166

	Shares	Value
Astrotech Corp. (a)	8,707	$ 6,704
BE Aerospace, Inc. (a)	98,215	6,230,760
Breeze Industrial Products Corp. (a)	1,281	10,824
CPI Aerostructures, Inc. (a)	3,805	37,517
Cubic Corp. (d)	19,386	922,774
Curtiss-Wright Corp.	45,438	1,652,126
DigitalGlobe, Inc. (a)	70,420	2,128,797
Ducommun, Inc. (a)(d)	15,643	303,943
Engility Holdings, Inc. (a)(d)	14,341	366,699
Esterline Technologies Corp. (a)	30,025	2,203,535
Exelis, Inc.	193,690	2,353,334
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	1,223,635
General Dynamics Corp.	320,142	24,682,948
HEICO Corp.	14,505	733,663
HEICO Corp. Class A	36,331	1,344,247
Hexcel Corp. (a)	105,445	3,666,323
Honeywell International, Inc.	754,569	59,203,484
Huntington Ingalls Industries, Inc.	51,071	2,820,141
Innovative Solutions & Support, Inc.	21,878	168,242
KEYW Holding Corp. (a)(d)	21,302	314,205
Kratos Defense & Security Solutions, Inc. (a)(d)	44,930	261,043
L-3 Communications Holdings, Inc.	86,081	7,324,632
LMI Aerospace, Inc. (a)	6,877	130,525
Lockheed Martin Corp.	254,834	26,969,082
Micronet Enertec Technologies, Inc. (a)	3,018	14,215
Moog, Inc. Class A (a)(d)	41,738	2,089,822
National Presto Industries, Inc. (d)	4,216	324,337
Northrop Grumman Corp.	225,796	18,603,332
Orbital Sciences Corp. (a)	52,375	952,178
Precision Castparts Corp.	141,838	30,341,985
Raytheon Co.	310,361	20,682,457
Rockwell Collins, Inc.	124,488	8,060,598
SIFCO Industries, Inc.	891	13,695
Sparton Corp. (a)	3,920	65,150
Spirit AeroSystems Holdings, Inc. Class A (a)	98,651	2,131,848
Sypris Solutions, Inc.	16,848	55,598
Taser International, Inc. (a)	58,908	559,037
Teledyne Technologies, Inc. (a)	37,661	2,908,182
Textron, Inc.	260,495	7,022,945
The Boeing Co.	655,520	64,909,590
TransDigm Group, Inc.	48,745	7,121,645
Triumph Group, Inc.	48,645	3,777,284
United Technologies Corp.	814,166	77,264,353
		396,451,890
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	655,814
Atlas Air Worldwide Holdings, Inc. (a)(d)	36,312	1,685,603
C.H. Robinson Worldwide, Inc.	158,235	8,970,342
Echo Global Logistics, Inc. (a)	11,731	209,633
Expeditors International of Washington, Inc.	197,701	7,716,270
FedEx Corp.	285,783	27,532,334
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Forward Air Corp.	28,163	$ 1,091,880
Hub Group, Inc. Class A (a)	34,129	1,239,224
Pacer International, Inc. (a)(d)	29,688	181,394
Park-Ohio Holdings Corp. (a)	6,346	236,008
Radiant Logistics, Inc. (a)	14,104	27,221
United Parcel Service, Inc. Class B	685,387	58,874,743
UTI Worldwide, Inc. (d)	92,577	1,465,494
XPO Logistics, Inc. (a)(d)	10,264	170,690
		110,056,650
Airlines - 0.3%
Alaska Air Group, Inc. (a)	65,686	3,732,279
Allegiant Travel Co. (d)	24,598	2,275,561
Delta Air Lines, Inc. (a)	811,190	14,609,532
Hawaiian Holdings, Inc. (a)(d)	71,807	427,970
JetBlue Airways Corp. (a)(d)	168,034	1,043,491
Republic Airways Holdings, Inc. (a)	81,894	878,723
SkyWest, Inc.	63,299	888,085
Southwest Airlines Co.	658,509	9,331,073
Spirit Airlines, Inc. (a)	46,648	1,419,499
United Continental Holdings, Inc. (a)(d)	315,358	10,236,521
US Airways Group, Inc. (a)(d)	143,221	2,516,393
		47,359,127
Building Products - 0.2%
A.O. Smith Corp.	73,846	2,894,763
AAON, Inc.	33,674	1,119,324
American Woodmark Corp. (a)	9,343	339,338
Apogee Enterprises, Inc.	33,247	887,030
Armstrong World Industries, Inc. (a)(d)	15,342	797,324
Builders FirstSource, Inc. (a)(d)	54,285	365,881
Fortune Brands Home & Security, Inc.	151,004	6,384,449
Gibraltar Industries, Inc. (a)(d)	56,316	914,009
Griffon Corp.	38,833	448,133
Insteel Industries, Inc.	16,775	300,440
Lennox International, Inc.	38,428	2,459,008
Masco Corp.	332,269	6,984,294
NCI Building Systems, Inc. (a)	16,002	231,229
Nortek, Inc. (a)	12,474	881,288
Owens Corning (a)	130,235	5,691,270
Patrick Industries, Inc. (a)(d)	7,747	150,989
PGT, Inc. (a)	15,021	123,923
Quanex Building Products Corp. (d)	44,676	826,953
Simpson Manufacturing Co. Ltd. (d)	40,648	1,189,767
Trex Co., Inc. (a)(d)	11,686	649,391
Universal Forest Products, Inc.	26,737	1,056,379
USG Corp. (a)	77,759	2,125,153
		36,820,335
Commercial Services & Supplies - 0.7%
A.T. Cross Co. Class A (a)	3,868	54,152
ABM Industries, Inc.	41,566	1,005,066
ACCO Brands Corp. (d)	120,265	859,895

	Shares	Value
Acorn Energy, Inc. (d)	12,727	$ 112,634
ADT Corp. (d)	218,622	8,873,867
ARC Document Solutions, Inc. (a)	46,203	176,495
Avery Dennison Corp.	106,008	4,611,348
Casella Waste Systems, Inc. Class A (a)(d)	64,851	260,053
CECO Environmental Corp.	10,055	121,364
Cenveo, Inc. (a)(d)	104,135	229,097
Cintas Corp.	112,418	5,132,444
Clean Harbors, Inc. (a)(d)	49,676	2,841,467
Consolidated Graphics, Inc. (a)(d)	14,819	691,455
Copart, Inc. (a)	124,595	4,284,822
Courier Corp.	17,378	235,472
Covanta Holding Corp.	125,817	2,572,958
Deluxe Corp. (d)	54,408	2,034,859
EnerNOC, Inc. (a)(d)	25,460	340,655
Ennis, Inc. (d)	21,290	364,272
Fuel Tech, Inc. (a)	51,934	202,543
G&K Services, Inc. Class A	16,380	791,318
Healthcare Services Group, Inc. (d)	66,425	1,507,183
Heritage-Crystal Clean, Inc. (a)(d)	7,679	115,569
Herman Miller, Inc.	49,763	1,398,838
HNI Corp.	49,416	1,817,026
Hudson Technologies, Inc. (a)(d)	5,394	19,634
Industrial Services of America, Inc. (a)(d)	1,620	5,265
InnerWorkings, Inc. (a)(d)	28,532	309,287
Interface, Inc.	44,100	740,880
Intersections, Inc. (d)	12,865	118,744
Iron Mountain, Inc.	183,385	6,572,518
KAR Auction Services, Inc.	90,513	2,122,530
Kimball International, Inc. Class B	16,142	158,030
Knoll, Inc.	32,235	504,800
McGrath RentCorp.	17,562	580,073
Metalico, Inc. (a)(d)	55,605	80,071
Mine Safety Appliances Co.	26,951	1,345,394
Mobile Mini, Inc. (a)(d)	36,488	1,227,821
Multi-Color Corp.	7,946	233,533
NL Industries, Inc.	6,707	78,338
Performant Financial Corp.	31,038	342,349
Perma-Fix Environmental Services, Inc. (a)	34,689	23,242
Pitney Bowes, Inc. (d)	187,772	2,756,493
Quad/Graphics, Inc.	22,071	514,254
R.R. Donnelley & Sons Co. (d)	164,156	2,178,350
Republic Services, Inc.	279,496	9,530,814
Rollins, Inc.	69,664	1,759,713
Schawk, Inc. Class A	4,209	49,877
Standard Parking Corp. (a)(d)	5,698	127,122
Standard Register Co. (a)	3,970	12,148
Steelcase, Inc. Class A	74,937	1,037,128
Stericycle, Inc. (a)	80,780	8,866,413
Swisher Hygiene, Inc. (Canada) (a)	144,744	150,534
Team, Inc. (a)	18,138	654,238
Tetra Tech, Inc. (a)(d)	56,334	1,553,128
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Brink's Co.	40,696	$ 1,091,874
TMS International Corp.	14,898	226,003
TRC Companies, Inc. (a)	13,255	78,470
Tyco International Ltd.	450,947	15,246,518
UniFirst Corp.	12,480	1,184,352
United Stationers, Inc.	42,632	1,471,230
US Ecology, Inc.	25,366	694,521
Viad Corp.	19,833	489,082
Virco Manufacturing Co. (a)	2,682	5,659
Waste Connections, Inc.	115,808	4,660,114
Waste Management, Inc.	422,986	17,735,803
West Corp. (d)	20,707	474,190
		127,645,389
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	100,199	3,085,127
Aegion Corp. (a)(d)	34,101	778,526
Ameresco, Inc. Class A (a)	38,199	315,524
Argan, Inc.	7,465	121,306
Comfort Systems USA, Inc.	43,738	604,459
Dycom Industries, Inc. (a)	25,959	590,567
EMCOR Group, Inc.	58,224	2,314,404
Fluor Corp.	155,989	9,860,065
Foster Wheeler AG (a)	92,101	2,120,165
Furmanite Corp. (a)	35,767	236,062
Goldfield Corp. (d)	22,426	58,532
Granite Construction, Inc.	31,641	976,441
Great Lakes Dredge & Dock Corp. (d)	39,072	324,298
Integrated Electrical Services, Inc. (a)	13,442	75,141
Jacobs Engineering Group, Inc. (a)	136,059	7,756,724
KBR, Inc.	139,890	5,050,029
Layne Christensen Co. (a)(d)	15,356	330,000
MasTec, Inc. (a)(d)	50,211	1,596,710
Michael Baker Corp.	6,265	164,770
MYR Group, Inc. (a)	25,270	511,465
Northwest Pipe Co. (a)	12,188	335,048
Orion Marine Group, Inc. (a)(d)	15,813	189,914
Pike Electric Corp.	14,023	170,379
Primoris Services Corp.	27,169	578,971
Quanta Services, Inc. (a)	201,419	5,714,257
Sterling Construction Co., Inc. (a)	31,847	329,616
Tutor Perini Corp. (a)	37,087	686,851
UniTek Global Services, Inc. (a)	18,062	34,318
URS Corp.	82,388	3,990,875
		48,900,544
Electrical Equipment - 0.8%
Active Power, Inc. (a)	10,523	45,249
Acuity Brands, Inc. (d)	38,677	2,903,482
Allied Motion Technologies, Inc.	4,209	28,663
Altair Nanotechnologies, Inc. (a)(d)	10,605	26,300
American Superconductor Corp. (a)(d)	126,771	337,211

	Shares	Value
AMETEK, Inc.	227,538	$ 9,818,265
AZZ, Inc.	24,628	1,021,569
Babcock & Wilcox Co. (d)	118,199	3,508,146
Belden, Inc.	39,680	2,120,896
Brady Corp. Class A	43,963	1,430,556
Broadwind Energy, Inc. (a)	15,938	76,024
Capstone Turbine Corp. (a)(d)	814,128	944,388
Coleman Cable, Inc.	5,164	96,050
Eaton Corp. PLC	452,533	29,894,330
Emerson Electric Co.	703,504	40,423,340
Encore Wire Corp. (d)	23,059	798,072
EnerSys	39,836	1,985,028
Enphase Energy, Inc. (a)(d)	8,807	67,990
Espey Manufacturing & Electronics Corp.	2,015	51,181
Franklin Electric Co., Inc.	34,786	1,176,115
FuelCell Energy, Inc. (a)(d)	246,058	312,494
Generac Holdings, Inc. (d)	49,889	2,020,505
General Cable Corp.	55,434	1,960,146
Global Power Equipment Group, Inc. (d)	10,454	166,219
GrafTech International Ltd. (a)(d)	132,891	1,114,955
Hubbell, Inc. Class B	49,454	4,966,665
II-VI, Inc. (a)(d)	46,725	775,635
LSI Industries, Inc.	24,011	195,690
MagneTek, Inc. (a)	2,664	44,249
Ocean Power Technologies, Inc. (a)(d)	11,040	17,222
Plug Power, Inc. (a)(d)	38,179	14,516
Polypore International, Inc. (a)(d)	44,404	1,670,478
Powell Industries, Inc. (a)	7,721	365,049
PowerSecure International, Inc. (a)	20,869	281,314
Preformed Line Products Co.	1,961	136,329
Regal-Beloit Corp.	47,588	3,212,666
Revolution Lighting Technologies, Inc. (a)(d)	1,806	6,899
Rockwell Automation, Inc.	136,471	12,012,177
Roper Industries, Inc.	95,872	11,909,220
SL Industries, Inc.	3,648	86,312
SolarCity Corp. (d)	12,947	585,852
Thermon Group Holdings, Inc. (a)	10,097	199,618
Ultralife Corp. (a)	13,410	50,958
Vicor Corp. (a)	10,982	59,193
		138,917,216
Industrial Conglomerates - 1.9%
3M Co.	613,201	67,617,674
Carlisle Companies, Inc.	60,323	3,945,727
Danaher Corp.	560,790	34,668,038
General Electric Co.	10,049,024	234,343,240
Raven Industries, Inc.	34,791	1,053,819
		341,628,498
Machinery - 2.2%
Accuride Corp. (a)(d)	79,004	404,500
Actuant Corp. Class A (d)	71,032	2,415,088
Adept Technology, Inc. (a)	2,954	11,048
AGCO Corp. (d)	95,174	5,279,302
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Alamo Group, Inc.	17,898	$ 760,665
Albany International Corp. Class A	47,080	1,494,319
Altra Holdings, Inc.	19,022	548,024
American Railcar Industries, Inc.	11,797	401,098
Ampco-Pittsburgh Corp.	10,414	191,201
Astec Industries, Inc.	15,669	553,429
Barnes Group, Inc.	47,337	1,430,524
Blount International, Inc. (a)(d)	41,980	563,372
Briggs & Stratton Corp.	42,488	994,219
Caterpillar, Inc. (d)	630,085	54,061,293
Chart Industries, Inc. (a)(d)	27,582	2,683,177
CIRCOR International, Inc.	13,068	667,775
CLARCOR, Inc. (d)	46,115	2,501,278
Colfax Corp. (a)(d)	81,079	4,045,842
Columbus McKinnon Corp. (NY Shares) (a)	26,972	570,458
Commercial Vehicle Group, Inc. (a)	77,079	605,841
Crane Co.	41,480	2,478,430
Cummins, Inc.	168,335	20,137,916
Deere & Co.	376,029	32,755,886
Donaldson Co., Inc.	141,847	5,320,681
Douglas Dynamics, Inc.	29,195	408,146
Dover Corp.	166,240	13,008,280
Dynamic Materials Corp.	17,783	286,306
Eastern Co.	2,354	34,792
Energy Recovery, Inc. (a)(d)	81,715	337,483
EnPro Industries, Inc. (a)(d)	22,235	1,119,977
ESCO Technologies, Inc.	28,907	928,493
ExOne Co. (d)	5,200	258,024
Federal Signal Corp. (a)	80,990	710,282
Flow International Corp. (a)	66,905	265,613
Flowserve Corp.	44,479	7,478,254
FreightCar America, Inc.	19,411	352,116
Gardner Denver, Inc.	45,246	3,416,073
Gencor Industries, Inc. (a)	1,849	13,035
Gorman-Rupp Co.	14,200	415,492
Graco, Inc.	62,194	4,008,403
Graham Corp.	12,124	339,472
Greenbrier Companies, Inc. (a)(d)	21,771	510,530
Hardinge, Inc.	12,474	159,044
Harsco Corp.	75,085	1,755,487
Hurco Companies, Inc. (a)	3,319	95,255
Hyster-Yale Materials Handling Class A	12,438	768,668
IDEX Corp.	74,036	4,075,682
Illinois Tool Works, Inc. (d)	397,863	27,902,132
Ingersoll-Rand PLC	283,533	16,311,653
ITT Corp.	114,023	3,437,793
John Bean Technologies Corp.	23,559	508,874
Joy Global, Inc.	103,914	5,619,669

	Shares	Value
Kadant, Inc.	18,429	$ 551,396
Kaydon Corp.	29,963	810,200
Kennametal, Inc. (d)	67,614	2,930,391
L.B. Foster Co. Class A	10,636	471,281
Lincoln Electric Holdings, Inc.	88,988	5,321,482
Lindsay Corp.	10,287	835,819
Lydall, Inc. (a)	9,770	141,274
Manitex International, Inc. (a)(d)	6,745	73,183
Manitowoc Co., Inc. (d)	113,567	2,386,043
Meritor, Inc. (a)	87,590	634,152
Met-Pro Corp.	10,211	137,134
Middleby Corp. (a)	16,713	2,732,408
Miller Industries, Inc.	16,197	265,145
Mueller Industries, Inc.	25,011	1,361,849
Mueller Water Products, Inc. Class A	130,935	996,415
Navistar International Corp. (a)(d)	73,994	2,654,165
NN, Inc. (a)(d)	12,121	112,240
Nordson Corp.	52,385	3,730,860
Omega Flex, Inc.	258	3,475
Oshkosh Truck Corp. (a)	84,157	3,351,132
PACCAR, Inc.	342,405	18,352,908
Pall Corp.	103,105	7,031,761
Parker Hannifin Corp.	141,253	14,091,399
Pentair Ltd.	196,121	11,422,087
PMFG, Inc. (a)(d)	15,367	98,195
Proto Labs, Inc. (a)(d)	7,469	412,588
RBC Bearings, Inc. (a)	21,831	1,068,846
Rexnord Corp. (a)(d)	31,453	627,173
Snap-On, Inc.	55,924	5,094,117
SPX Corp.	46,613	3,678,698
Standex International Corp.	10,804	563,645
Stanley Black & Decker, Inc.	152,653	12,093,171
Sun Hydraulics Corp. (d)	22,598	733,305
Tecumseh Products Co. Class A (non-vtg.) (a)	29,489	270,709
Tennant Co.	13,999	690,711
Terex Corp. (a)(d)	106,859	3,833,032
Timken Co.	75,024	4,258,362
Titan International, Inc.	48,022	1,120,353
Toro Co.	58,344	2,780,675
TriMas Corp. (a)	46,817	1,509,848
Trinity Industries, Inc. (d)	70,615	2,890,272
Twin Disc, Inc. (d)	7,177	178,923
Valmont Industries, Inc.	23,843	3,632,004
Wabash National Corp. (a)(d)	74,589	783,185
WABCO Holdings, Inc. (a)	59,750	4,506,345
Wabtec Corp.	49,289	5,422,283
Watts Water Technologies, Inc. Class A	38,674	1,840,882
Woodward, Inc.	51,161	2,002,953
Xylem, Inc.	189,589	5,335,034
		381,223,902
Marine - 0.0%
Baltic Trading Ltd.	21,117	77,077
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
Eagle Bulk Shipping, Inc. (a)(d)	19,099	$ 83,463
Genco Shipping & Trading Ltd. (a)(d)	76,288	120,535
International Shipholding Corp.	10,420	194,125
Kirby Corp. (a)(d)	51,592	4,028,303
Matson, Inc.	37,893	953,767
		5,457,270
Professional Services - 0.4%
Acacia Research Corp. (d)	43,794	1,094,850
Advisory Board Co. (a)(d)	32,138	1,697,208
Barrett Business Services, Inc.	6,681	389,703
CBIZ, Inc. (a)	37,390	249,017
CDI Corp.	9,649	131,709
Corporate Executive Board Co.	29,612	1,811,958
CRA International, Inc. (a)(d)	15,589	279,199
CTPartners Executive Search, Inc. (a)	859	3,565
Dolan Co. (a)	21,177	31,554
Dun & Bradstreet Corp.	40,399	3,964,758
Equifax, Inc.	117,213	7,138,272
Exponent, Inc.	15,525	869,400
Franklin Covey Co. (a)	5,338	73,611
FTI Consulting, Inc. (a)(d)	68,234	2,592,210
GP Strategies Corp. (a)	13,487	337,310
Heidrick & Struggles International, Inc.	22,259	320,752
Hill International, Inc. (a)	13,945	41,417
Hudson Global, Inc. (a)	13,947	32,218
Huron Consulting Group, Inc. (a)	20,793	929,655
ICF International, Inc. (a)(d)	17,107	515,776
IHS, Inc. Class A (a)(d)	51,981	5,464,763
Insperity, Inc.	20,805	627,479
Kelly Services, Inc. Class A (non-vtg.)	19,294	341,697
Kforce, Inc.	25,995	387,066
Korn/Ferry International (a)	44,867	785,173
Manpower, Inc.	75,166	4,304,757
Mastech Holdings, Inc.	299	2,108
MISTRAS Group, Inc. (a)	12,788	273,407
Navigant Consulting, Inc. (a)	41,733	550,041
Nielsen Holdings B.V.	202,098	6,853,143
Odyssey Marine Exploration, Inc. (a)(d)	46,227	151,625
On Assignment, Inc. (a)(d)	37,950	988,218
Pendrell Corp. (a)	126,539	312,551
RCM Technologies, Inc.	9,908	55,188
Resources Connection, Inc.	43,312	474,700
Robert Half International, Inc.	132,166	4,594,090
RPX Corp. (a)	24,325	373,146
Spherix, Inc. (a)	11	68
Towers Watson & Co.	58,151	4,517,170
TrueBlue, Inc. (a)	38,883	915,306
Verisk Analytics, Inc. (a)	144,478	8,498,196

	Shares	Value
VSE Corp.	1,834	$ 62,209
WageWorks, Inc. (a)	19,181	555,674
		63,591,917
Road & Rail - 1.0%
AMERCO	7,919	1,365,236
Arkansas Best Corp. (d)	18,872	360,266
Avis Budget Group, Inc. (a)(d)	100,640	3,337,222
Celadon Group, Inc.	62,978	1,228,701
Con-way, Inc. (d)	51,304	1,950,578
Covenant Transport Group, Inc. Class A (a)	9,633	54,330
CSX Corp.	981,861	24,752,716
Genesee & Wyoming, Inc. Class A (a)(d)	45,936	4,090,601
Heartland Express, Inc. (d)	52,772	757,278
Hertz Global Holdings, Inc. (a)(d)	384,092	9,921,096
J.B. Hunt Transport Services, Inc.	86,516	6,372,769
Kansas City Southern	107,177	11,864,494
Knight Transportation, Inc.	54,848	940,095
Landstar System, Inc.	49,655	2,621,287
Marten Transport Ltd.	20,799	498,968
Norfolk Southern Corp.	303,972	23,281,215
Old Dominion Freight Lines, Inc. (a)	69,360	2,986,642
Patriot Transportation Holding, Inc. (a)(d)	1,312	38,022
Providence & Worcester Railroad Co.	4,631	76,458
Quality Distribution, Inc. (a)(d)	25,189	229,472
Roadrunner Transportation Systems, Inc. (a)	12,158	336,777
Ryder System, Inc.	45,757	2,884,521
Saia, Inc. (a)	11,656	556,982
Swift Transporation Co. (a)(d)	69,603	1,172,115
Union Pacific Corp.	455,176	70,379,313
Universal Truckload Services, Inc. (a)	4,618	117,990
USA Truck, Inc. (a)	1,841	11,911
Werner Enterprises, Inc. (d)	41,229	1,031,962
YRC Worldwide, Inc. (a)(d)	6,129	121,906
		173,340,923
Trading Companies & Distributors - 0.3%
Aceto Corp.	32,506	413,801
AeroCentury Corp. (a)	688	13,388
Air Lease Corp. Class A	64,973	1,819,244
Aircastle Ltd.	55,209	873,406
Applied Industrial Technologies, Inc.	42,674	2,051,339
Beacon Roofing Supply, Inc. (a)(d)	44,417	1,830,869
BlueLinx Corp. (a)	23,385	57,527
CAI International, Inc. (a)	15,310	391,630
DXP Enterprises, Inc. (a)	10,800	637,956
Edgen Group, Inc. Class A (a)	19,685	129,724
Essex Rental Corp. (a)(d)	16,688	74,095
Fastenal Co. (d)	258,190	13,472,354
GATX Corp.	39,127	1,953,611
H&E Equipment Services, Inc. (d)	24,825	555,584
Houston Wire & Cable Co.	15,647	219,214
Kaman Corp. (d)	26,535	899,802
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Lawson Products, Inc.	4,764	$ 70,984
MRC Global, Inc. (a)(d)	98,176	2,787,217
MSC Industrial Direct Co., Inc. Class A (d)	45,117	3,729,822
Rush Enterprises, Inc. Class A (a)(d)	31,753	816,052
TAL International Group, Inc.	30,588	1,292,649
Textainer Group Holdings Ltd.	14,461	542,143
Titan Machinery, Inc. (a)(d)	17,235	353,490
United Rentals, Inc. (a)(d)	86,038	4,890,400
W.W. Grainger, Inc.	58,224	14,989,187
Watsco, Inc.	25,351	2,211,875
WESCO International, Inc. (a)(d)	40,702	3,022,531
Willis Lease Finance Corp. (a)(d)	2,006	26,580
		60,126,474
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	39,594	694,875
TOTAL INDUSTRIALS		1,932,215,010
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 1.7%
ADTRAN, Inc.	58,980	1,363,618
Alliance Fiber Optic Products, Inc.	9,573	200,554
Ambient Corp. (a)	1,932	3,323
Anaren, Inc. (a)	42,259	1,015,061
Arris Group, Inc. (a)	139,734	2,114,175
Aruba Networks, Inc. (a)(d)	102,880	1,537,027
Aviat Networks, Inc. (a)	66,605	176,503
Bel Fuse, Inc. Class B (non-vtg.)	7,032	111,949
Black Box Corp.	16,753	450,823
Blonder Tongue Laboratories, Inc. (a)	3,352	3,553
Brocade Communications Systems, Inc. (a)	459,452	2,494,824
CalAmp Corp. (a)(d)	16,135	212,498
Calix Networks, Inc. (a)	25,252	264,641
Ciena Corp. (a)(d)	93,662	1,567,902
Cisco Systems, Inc.	5,151,269	124,042,558
Clearfield, Inc. (a)	2,407	20,315
Communications Systems, Inc.	4,311	43,843
Comtech Telecommunications Corp.	22,438	592,363
Digi International, Inc. (a)	21,456	205,763
EchoStar Holding Corp. Class A (a)	37,522	1,489,999
EMCORE Corp. (a)	19,513	66,734
Emulex Corp. (a)	91,750	571,603
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)(d)	100,558	357,986
F5 Networks, Inc. (a)(d)	75,994	6,323,461
Finisar Corp. (a)(d)	89,294	1,169,751
Globecomm Systems, Inc. (a)	11,676	149,570
Harmonic, Inc. (a)	67,940	414,434

	Shares	Value
Harris Corp.	108,567	$ 5,442,464
Infinera Corp. (a)(d)	140,398	1,478,391
InterDigital, Inc.	37,438	1,721,774
Ixia (a)(d)	51,889	815,695
JDS Uniphase Corp. (a)	221,471	3,016,435
Juniper Networks, Inc. (a)	505,263	8,958,313
KVH Industries, Inc. (a)	23,641	311,825
Lantronix, Inc. (a)	71	120
Meru Networks, Inc. (a)(d)	20,865	85,547
Motorola Solutions, Inc.	271,436	15,732,431
NETGEAR, Inc. (a)(d)	32,032	1,066,025
NumereX Corp. Class A (a)	2,670	29,370
Oclaro, Inc. (a)(d)	64,648	66,587
Oplink Communications, Inc. (a)	15,273	259,946
Optical Cable Corp.	564	2,623
Palo Alto Networks, Inc.	31,394	1,523,237
Parkervision, Inc. (a)(d)	73,296	319,571
PC-Tel, Inc.	2,259	16,558
Performance Technologies, Inc. (a)	2,977	3,840
Plantronics, Inc.	39,954	1,845,875
Polycom, Inc. (a)	189,613	2,148,315
Procera Networks, Inc. (a)(d)	21,122	311,761
QUALCOMM, Inc.	1,657,399	105,211,689
Relm Wireless Corp. (a)	9,436	30,761
Riverbed Technology, Inc. (a)(d)	148,314	2,292,934
Ruckus Wireless, Inc. (d)	11,332	141,877
ShoreTel, Inc. (a)(d)	37,979	153,435
Sonus Networks, Inc. (a)(d)	287,303	922,243
Symmetricom, Inc. (a)	21,713	107,262
Tellabs, Inc. (d)	301,356	623,807
Telular Corp.	1,806	22,647
Tessco Technologies, Inc.	3,361	76,832
Ubiquiti Networks, Inc. (d)	9,640	182,292
ViaSat, Inc. (a)(d)	40,642	2,847,379
Westell Technologies, Inc. Class A (a)	20,974	45,933
Zhone Technologies, Inc. (a)	5,862	5,159
Zoom Technologies, Inc. (a)(d)	31,336	11,958
		304,797,742
Computers & Peripherals - 3.4%
3D Systems Corp. (a)	87,838	4,261,900
Apple, Inc.	907,734	408,189,777
Astro-Med, Inc.	4,606	47,165
Avid Technology, Inc. (a)(d)	34,710	221,450
Concurrent Computer Corp. (d)	987	7,442
Cray, Inc. (a)(d)	32,010	582,902
Crossroads Systems, Inc. (a)	9,071	19,412
Datalink Corp. (a)	9,248	105,982
Dataram Corp. (a)	556	2,402
Dell, Inc.	1,404,813	18,754,254
Diebold, Inc. (d)	54,057	1,741,176
Dot Hill Systems Corp. (a)	109,713	213,940
Electronics for Imaging, Inc. (a)	55,580	1,550,126
EMC Corp.	2,034,479	50,373,700
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Fusion-io, Inc. (a)(d)	66,698	$ 965,120
Hauppauge Digital, Inc. (a)	430	314
Hewlett-Packard Co.	1,889,404	46,139,246
Hutchinson Technology, Inc. (a)(d)	34,936	200,533
iGO, Inc. (a)	5,684	13,244
Imation Corp. (a)	19,750	80,975
Immersion Corp. (a)	59,681	916,700
Intermec, Inc. (a)(d)	37,733	372,047
Interphase Corp. (a)	10,718	26,366
Intevac, Inc. (a)	17,689	85,084
Lexmark International, Inc. Class A	60,869	1,857,113
NCR Corp. (a)	165,898	5,540,993
NetApp, Inc. (d)	348,082	13,063,517
Novatel Wireless, Inc. (a)	27,517	94,108
OCZ Technology Group, Inc. (a)(d)	56,538	82,545
Overland Storage, Inc. (a)(d)	5,087	5,901
QLogic Corp. (a)	79,628	775,577
Quantum Corp. (a)(d)	189,992	294,488
Rimage Corp.	6,017	48,678
SanDisk Corp. (a)	230,076	13,579,086
Scan-Optics, Inc. (a)	300	0
Seagate Technology (d)	328,410	14,147,903
Silicon Graphics International Corp. (a)(d)	32,579	491,943
STEC, Inc. (a)(d)	29,627	104,880
Super Micro Computer, Inc. (a)(d)	26,807	276,380
Synaptics, Inc. (a)(d)	36,621	1,510,982
Transact Technologies, Inc.	3,411	27,424
USA Technologies, Inc. (a)(d)	38,549	70,545
Video Display Corp. (a)	2,957	11,946
Western Digital Corp.	205,688	13,024,164
Xplore Technologies Corp. (a)	2,067	6,904
		599,886,334
Electronic Equipment & Components - 0.7%
Advanced Photonix, Inc. Class A (a)	4,544	2,045
Aeroflex Holding Corp. (a)(d)	11,165	88,204
Agilysys, Inc. (a)	38,149	437,188
Amphenol Corp. Class A	155,420	12,107,218
Anixter International, Inc. (d)	21,905	1,680,771
Arrow Electronics, Inc. (a)	128,186	5,096,675
Audience, Inc. (d)	4,453	62,342
Avnet, Inc. (a)	130,776	4,467,308
AVX Corp.	64,249	769,703
Badger Meter, Inc.	35,716	1,591,505
Benchmark Electronics, Inc. (a)	50,023	975,449
Checkpoint Systems, Inc. (a)	35,320	482,471
ClearSign Combustion Corp. (a)(d)	2,567	20,408
Cognex Corp.	54,520	2,449,584
Coherent, Inc.	23,544	1,351,426
Corning, Inc.	1,415,093	21,749,979
CTS Corp.	18,339	220,435

	Shares	Value
Daktronics, Inc.	32,196	$ 330,653
Document Security Systems, Inc. (a)(d)	10,726	31,534
Dolby Laboratories, Inc. Class A (d)	41,734	1,460,690
DTS, Inc. (a)(d)	19,732	389,904
Echelon Corp. (a)	32,190	75,647
Electro Rent Corp.	12,184	207,250
Electro Scientific Industries, Inc.	21,640	245,614
eMagin Corp. (d)	5,084	19,777
Fabrinet (a)	24,522	356,305
FARO Technologies, Inc. (a)	18,648	697,808
FEI Co. (d)	32,449	2,336,652
FLIR Systems, Inc.	144,524	3,520,605
Frequency Electronics, Inc.	430	4,395
Giga-Tronics, Inc. (a)	2,579	4,126
I. D. Systems Inc. (a)	6,071	31,023
Identive Group, Inc. (a)	106,182	94,396
IEC Electronics Corp. (a)	86	301
Ingram Micro, Inc. Class A (a)(d)	145,788	2,786,009
Insight Enterprises, Inc. (a)	39,665	763,551
Intelli-Check, Inc. (a)	4,366	2,227
InvenSense, Inc. (a)	25,131	323,687
IPG Photonics Corp. (d)	26,878	1,593,865
Iteris, Inc. (a)	1,032	1,734
Itron, Inc. (a)(d)	38,500	1,617,000
Jabil Circuit, Inc.	179,742	3,605,625
KEMET Corp. (a)(d)	26,217	120,336
KEY Tronic Corp. (a)(d)	4,226	48,007
LightPath Technologies, Inc. Class A (a)	376	474
Littelfuse, Inc.	21,280	1,563,867
LoJack Corp. (a)	24,621	83,219
LRAD Corp. (a)	56,581	54,318
Maxwell Technologies, Inc. (a)(d)	18,344	132,627
Measurement Specialties, Inc. (a)(d)	15,282	679,285
Mercury Systems, Inc. (a)(d)	23,393	204,455
Mesa Laboratories, Inc.	2,184	115,621
Methode Electronics, Inc. Class A	27,713	435,925
MicroVision, Inc. (a)(d)	33,140	99,089
MOCON, Inc.	2,209	30,131
Molex, Inc. (d)	125,980	3,696,253
MTS Systems Corp.	16,730	1,009,823
Multi-Fineline Electronix, Inc. (a)	10,240	162,816
National Instruments Corp.	93,144	2,645,290
Neonode, Inc. (a)(d)	20,693	112,363
NetList, Inc. (a)(d)	104,599	64,851
Newport Corp. (a)	32,467	427,266
OSI Systems, Inc. (a)	17,430	1,008,151
Parametric Sound Corp. (a)(d)	1,985	33,169
Park Electrochemical Corp. (d)	16,314	393,983
PC Connection, Inc.	10,744	180,392
PC Mall, Inc. (a)	4,077	31,230
Planar Systems, Inc. (a)	2,277	3,962
Plexus Corp. (a)	33,577	979,777
Power-One, Inc. (a)	121,392	768,411
Pulse Electronics Corp. (a)	5,013	16,543
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
RadiSys Corp. (a)	9,220	$ 46,100
RealD, Inc. (a)	37,860	571,307
Research Frontiers, Inc. (a)(d)	16,855	61,858
Richardson Electronics Ltd.	23,707	283,536
Rofin-Sinar Technologies, Inc. (a)(d)	22,270	595,945
Rogers Corp. (a)	16,870	780,575
Sanmina Corp. (a)(d)	72,340	982,377
ScanSource, Inc. (a)	24,927	795,919
SYNNEX Corp. (a)(d)	25,189	1,021,414
TE Connectivity Ltd.	402,703	17,875,986
Tech Data Corp. (a)	34,347	1,721,472
Trimble Navigation Ltd. (a)(d)	254,485	7,100,132
TTM Technologies, Inc. (a)(d)	45,522	367,818
Uni-Pixel, Inc. (a)(d)	9,996	152,039
Universal Display Corp. (a)(d)	40,025	1,191,945
Viasystems Group, Inc. (a)	4,710	59,440
Vishay Intertechnology, Inc. (a)(d)	124,817	1,817,336
Vishay Precision Group, Inc. (a)(d)	9,596	138,758
Wayside Technology Group, Inc.	1,232	14,414
Wireless Telecom Group, Inc. (a)	11,200	18,704
Zygo Corp. (a)(d)	9,828	156,363
		124,908,161
Internet Software & Services - 2.3%
Active Network, Inc. (a)(d)	30,019	200,827
Akamai Technologies, Inc. (a)(d)	171,600	7,914,192
Angie's List, Inc. (a)(d)	39,732	932,113
AOL, Inc.	74,516	2,582,725
Autobytel, Inc. (a)	1,148	5,660
Bankrate, Inc. (a)(d)	33,840	484,250
Bazaarvoice, Inc. (a)(d)	31,078	232,774
Blucora, Inc. (a)(d)	32,776	598,162
Brightcove, Inc. (a)(d)	10,845	81,121
BroadVision, Inc. (a)	490	4,341
Carbonite, Inc. (a)	4,801	50,747
comScore, Inc. (a)	35,536	702,902
Constant Contact, Inc. (a)(d)	30,835	460,058
Cornerstone OnDemand, Inc. (a)(d)	26,137	1,062,208
CoStar Group, Inc. (a)(d)	26,741	2,989,911
Crexendo, Inc.	6,585	18,240
Daegis, Inc. (a)	3,645	4,082
DealerTrack Holdings, Inc. (a)(d)	45,834	1,477,688
Demand Media, Inc. (a)	42,676	365,733
Demandware, Inc. (a)	6,200	189,782
Dice Holdings, Inc. (a)(d)	35,391	319,227
Digital River, Inc. (a)	26,434	461,802
EarthLink, Inc.	80,611	478,023
eBay, Inc. (a)	1,126,959	60,968,482
eGain Communications Corp. (a)	8,558	68,721
Equinix, Inc. (a)(d)	47,804	9,687,003
ExactTarget, Inc. (a)(d)	29,149	670,718
Facebook, Inc. Class A	530,651	12,921,352

	Shares	Value
FriendFinder Networks, Inc. (a)(d)	17,170	$ 5,666
GlowPoint, Inc. (a)	18,770	17,832
Google, Inc. Class A (a)	257,844	224,429,996
IAC/InterActiveCorp	80,150	3,885,672
Internap Network Services Corp. (a)(d)	49,823	397,588
IntraLinks Holdings, Inc. (a)	36,458	223,852
Inuvo, Inc. (a)	9,640	9,544
iPass, Inc. (a)(d)	22,438	38,145
j2 Global, Inc.	38,868	1,589,313
Keynote Systems, Inc.	17,976	226,498
Limelight Networks, Inc. (a)	33,081	78,402
LinkedIn Corp. (a)(d)	66,630	11,162,524
Liquidity Services, Inc. (a)(d)	21,953	878,340
LivePerson, Inc. (a)(d)	55,381	511,720
Local Corp. (a)(d)	28,399	46,006
LogMeIn, Inc. (a)	22,955	584,205
Marchex, Inc. Class B	28,685	166,373
Marin Software, Inc. (d)	7,083	84,925
Market Leader, Inc. (a)	7,128	76,270
MeetMe, Inc. (a)(d)	18,724	28,086
Millennial Media, Inc. (a)(d)	10,513	82,948
Monster Worldwide, Inc. (a)(d)	97,552	539,463
Move, Inc. (a)	35,516	404,527
NIC, Inc. (d)	78,994	1,320,780
OpenTable, Inc. (a)(d)	23,366	1,558,512
Perficient, Inc. (a)	18,309	230,693
QuinStreet, Inc. (a)	17,620	136,379
Rackspace Hosting, Inc. (a)(d)	107,654	4,040,255
RealNetworks, Inc. (a)	28,670	208,144
Responsys, Inc. (a)	28,466	278,397
SciQuest, Inc. (a)	12,793	293,599
Selectica, Inc. (a)	552	4,747
Spark Networks, Inc. (a)(d)	16,620	135,619
SPS Commerce, Inc. (a)(d)	11,840	639,005
Stamps.com, Inc. (a)	12,471	475,395
Support.com, Inc. (a)	117,655	562,391
Synacor, Inc. (a)(d)	8,243	31,076
TechTarget, Inc. (a)	1,217	5,403
TheStreet.com, Inc.	3,696	7,318
Travelzoo, Inc. (a)(d)	5,383	154,707
Trulia, Inc. (d)	17,970	552,398
United Online, Inc.	71,982	490,197
Unwired Planet, Inc. (a)	76,683	157,967
ValueClick, Inc. (a)(d)	62,448	1,644,880
VeriSign, Inc. (a)(d)	144,977	6,819,718
Vocus, Inc. (a)	23,379	204,332
Web.com Group, Inc. (a)(d)	25,389	532,915
WebMD Health Corp. (a)	49,101	1,449,462
WebMediaBrands, Inc. (a)	147	196
XO Group, Inc. (a)	29,832	308,463
Xoom Corp. (d)	3,859	71,816
Yahoo!, Inc. (a)	1,002,327	26,361,200
Yelp, Inc. (a)	13,280	395,877
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Zillow, Inc. (a)(d)	16,135	$ 905,819
Zix Corp. (a)	43,773	174,654
		401,553,053
IT Services - 3.4%
Accenture PLC Class A	622,603	51,121,932
Acxiom Corp. (a)	66,136	1,454,331
Alliance Data Systems Corp. (a)(d)	50,917	9,016,892
Analysts International Corp. (a)	1,000	4,080
Automatic Data Processing, Inc.	467,968	32,158,761
Blackhawk Network Holdings, Inc. (d)	10,875	259,043
Booz Allen Hamilton Holding Corp. Class A	29,672	517,480
Broadridge Financial Solutions, Inc.	107,819	2,926,208
CACI International, Inc. Class A (a)(d)	20,462	1,312,433
Cardtronics, Inc. (a)	44,777	1,277,488
Cass Information Systems, Inc.	3,955	177,500
Ciber, Inc. (a)(d)	53,912	219,961
Cognizant Technology Solutions Corp. Class A (a)	290,145	18,757,874
Computer Sciences Corp.	150,288	6,704,348
Computer Task Group, Inc.	7,234	161,463
Convergys Corp. (d)	123,097	2,236,672
CoreLogic, Inc. (a)	88,040	2,306,648
CSG Systems International, Inc. (a)(d)	47,456	1,026,473
CSP, Inc.	3,696	30,012
DST Systems, Inc.	31,684	2,160,215
Dynamics Research Corp. (a)	2,443	12,215
Edgewater Technology, Inc. (a)	2,875	11,241
EPAM Systems, Inc. (a)(d)	11,994	277,781
Euronet Worldwide, Inc. (a)(d)	47,939	1,462,140
EVERTEC, Inc.	24,164	483,763
ExlService Holdings, Inc. (a)(d)	20,701	607,160
Fidelity National Information Services, Inc.	285,114	12,801,619
Fiserv, Inc. (a)(d)	126,468	11,022,951
FleetCor Technologies, Inc. (a)	64,742	5,637,733
Forrester Research, Inc.	10,441	378,277
Gartner, Inc. Class A (a)(d)	93,477	5,291,733
Genpact Ltd.	119,462	2,311,590
Global Cash Access Holdings, Inc. (a)	58,402	385,453
Global Payments, Inc. (d)	75,409	3,616,616
Hackett Group, Inc.	12,619	63,600
Heartland Payment Systems, Inc.	30,852	989,115
Higher One Holdings, Inc. (a)(d)	26,817	292,305
IBM Corp.	1,012,882	210,699,714
iGate Corp. (a)(d)	25,471	369,584
Information Services Group, Inc. (a)	18,000	35,280
Innodata, Inc. (a)	14,010	44,272
Jack Henry & Associates, Inc.	77,862	3,654,064
Lender Processing Services, Inc.	87,526	2,896,235
Lionbridge Technologies, Inc. (a)	34,685	102,668

	Shares	Value
ManTech International Corp. Class A	23,021	$ 623,639
MasterCard, Inc. Class A	101,552	57,910,028
Mattersight Corp. (a)	4,307	13,438
Maximus, Inc.	30,123	2,248,079
ModusLink Global Solutions, Inc. (a)	31,030	89,056
MoneyGram International, Inc. (a)(d)	66,937	1,317,320
NCI, Inc. Class A (a)	12,261	57,995
NeuStar, Inc. Class A (a)(d)	66,766	3,235,480
Paychex, Inc. (d)	310,096	11,544,874
PFSweb, Inc. (a)	1,815	7,786
PRG-Schultz International, Inc. (a)	5,640	30,907
SAIC, Inc.	273,792	3,969,984
Sapient Corp. (a)	97,843	1,260,218
ServiceSource International, Inc. (a)	52,332	426,506
StarTek, Inc. (a)	2,150	10,363
Sykes Enterprises, Inc. (a)	30,728	485,810
Syntel, Inc.	16,557	1,058,158
Teletech Holdings, Inc. (a)	19,293	433,900
Teradata Corp. (a)	158,752	8,850,424
The Management Network Group, Inc. (a)	206	599
The Western Union Co. (d)	556,142	9,109,606
Total System Services, Inc. (d)	171,609	4,034,528
Unisys Corp. (a)(d)	40,780	842,107
Vantiv, Inc. (a)(d)	86,152	2,292,505
VeriFone Systems, Inc. (a)(d)	99,369	2,318,279
Virtusa Corp. (a)	19,898	466,807
Visa, Inc. Class A	497,231	88,576,730
WEX, Inc. (a)(d)	45,780	3,381,769
		601,873,818
Office Electronics - 0.1%
Xerox Corp.	1,207,010	10,609,618
Zebra Technologies Corp. Class A (a)	46,287	2,113,464
		12,723,082
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. (a)(d)	31,081	571,890
Advanced Micro Devices, Inc. (a)(d)	572,725	2,290,900
AEHR Test Systems (a)	3,126	4,533
Aetrium, Inc. (a)	2,064	1,238
Altera Corp.	312,944	10,386,611
Amkor Technology, Inc. (a)(d)	114,967	521,950
Amtech Systems, Inc. (a)	12,381	65,000
ANADIGICS, Inc. (a)	74,954	154,405
Analog Devices, Inc.	303,239	13,927,767
Applied Materials, Inc.	1,133,358	17,227,042
Applied Micro Circuits Corp. (a)(d)	98,689	760,892
ASML Holding NV	3,427	278,512
Atmel Corp. (a)	430,659	3,389,286
ATMI, Inc. (a)	23,384	558,176
Axcelis Technologies, Inc. (a)	87,264	139,622
AXT, Inc. (a)	31,515	89,503
Broadcom Corp. Class A	502,418	18,041,830
Brooks Automation, Inc.	60,160	640,704
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
BTU International, Inc. (a)	4,067	$ 10,045
Cabot Microelectronics Corp. (a)(d)	30,653	1,095,845
Cavium, Inc. (a)(d)	42,834	1,403,242
Ceva, Inc. (a)(d)	14,448	242,293
Cirrus Logic, Inc. (a)(d)	62,020	1,131,865
Cohu, Inc.	18,095	200,131
Cree, Inc. (a)(d)	112,470	7,012,505
CVD Equipment Corp. (a)(d)	24,298	234,233
Cypress Semiconductor Corp. (d)	200,786	2,256,835
Diodes, Inc. (a)	26,894	634,698
DSP Group, Inc. (a)	34,788	276,217
Entegris, Inc. (a)	143,226	1,492,415
Entropic Communications, Inc. (a)(d)	130,146	557,025
Exar Corp. (a)	33,245	375,004
Fairchild Semiconductor International, Inc. (a)	143,511	2,082,345
First Solar, Inc. (a)(d)	62,639	3,406,309
FormFactor, Inc. (a)	44,109	259,802
GigOptix, Inc. (a)	17,428	30,848
GSI Technology, Inc. (a)	4,316	24,170
GT Advanced Technologies, Inc. (a)(d)	93,200	414,740
Hittite Microwave Corp. (a)(d)	24,952	1,354,395
Ikanos Communications, Inc. (a)	35,040	47,304
Inphi Corp. (a)(d)	18,384	187,701
Integrated Device Technology, Inc. (a)	149,111	1,270,426
Integrated Silicon Solution, Inc. (a)	27,085	293,060
Intel Corp.	4,781,172	116,086,856
International Rectifier Corp. (a)(d)	61,935	1,361,331
Intersil Corp. Class A	109,308	896,326
Intest Corp.	2,175	7,352
IXYS Corp.	38,644	440,542
KLA-Tencor Corp.	158,007	8,894,214
Kopin Corp. (a)	42,598	151,223
Kulicke & Soffa Industries, Inc. (a)	82,587	1,024,079
Lam Research Corp. (a)	168,446	7,879,904
Lattice Semiconductor Corp. (a)	136,230	701,585
Linear Technology Corp.	206,542	7,745,325
LSI Corp. (a)	527,450	3,903,130
LTX-Credence Corp. (a)	48,731	276,305
M/A-COM Technology Solutions, Inc. (a)	10,000	139,300
Marvell Technology Group Ltd.	465,712	5,048,318
Mattson Technology, Inc. (a)	39,367	77,553
Maxim Integrated Products, Inc.	279,986	8,256,787
MaxLinear, Inc. Class A (a)	15,441	97,433
MEMC Electronic Materials, Inc. (d)	197,213	1,591,509
Micrel, Inc.	33,398	332,310
Microchip Technology, Inc.	181,262	6,612,438
Micron Technology, Inc. (a)	983,055	11,482,082
Microsemi Corp. (a)	100,802	2,210,588
Mindspeed Technologies, Inc. (a)(d)	20,470	66,528
MKS Instruments, Inc.	47,592	1,339,715

	Shares	Value
Monolithic Power Systems, Inc. (d)	35,284	$ 866,928
MoSys, Inc. (a)(d)	9,566	43,525
Nanometrics, Inc. (a)	28,664	414,195
NeoPhotonics Corp. (a)	11,524	74,099
NVE Corp. (a)	6,043	312,604
NVIDIA Corp.	580,786	8,415,589
Omnivision Technologies, Inc. (a)(d)	44,394	819,957
ON Semiconductor Corp. (a)	400,227	3,425,943
PDF Solutions, Inc. (a)	17,331	317,677
Peregrine Semiconductor Corp. (d)	5,341	57,843
Pericom Semiconductor Corp. (a)	17,514	122,773
Photronics, Inc. (a)(d)	74,723	570,136
Pixelworks, Inc. (a)	11,868	35,723
PLX Technology, Inc. (a)	29,807	134,728
PMC-Sierra, Inc. (a)	199,312	1,197,865
Power Integrations, Inc.	28,590	1,220,507
QuickLogic Corp. (a)(d)	38,003	89,687
Rambus, Inc. (a)(d)	118,235	931,692
RF Micro Devices, Inc. (a)	260,331	1,437,027
Rubicon Technology, Inc. (a)(d)	18,271	154,755
Rudolph Technologies, Inc. (a)(d)	29,614	363,068
Semtech Corp. (a)	60,032	2,193,569
Sigma Designs, Inc. (a)(d)	22,818	104,735
Silicon Image, Inc. (a)	84,424	514,142
Silicon Laboratories, Inc. (a)(d)	36,210	1,555,582
Skyworks Solutions, Inc. (a)(d)	195,201	4,657,496
Spansion, Inc. Class A (a)	38,055	521,354
STR Holdings, Inc. (a)(d)	37,233	112,444
SunPower Corp. (a)(d)	29,517	569,678
Supertex, Inc.	19,548	432,988
Teradyne, Inc. (a)(d)	178,524	3,202,721
Tessera Technologies, Inc.	44,982	933,377
Texas Instruments, Inc.	1,062,174	38,121,425
TranSwitch Corp. (a)	16,133	8,229
TriQuint Semiconductor, Inc. (a)(d)	138,618	975,871
Ultra Clean Holdings, Inc. (a)	12,895	74,920
Ultratech, Inc. (a)(d)	31,408	1,145,136
Veeco Instruments, Inc. (a)(d)	36,173	1,533,373
Vitesse Semiconductor Corp. (a)(d)	9,484	21,908
Volterra Semiconductor Corp. (a)	28,138	395,620
Xilinx, Inc.	242,074	9,840,308
		369,887,244
Software - 3.6%
Accelrys, Inc. (a)(d)	40,003	333,625
ACI Worldwide, Inc. (a)(d)	37,489	1,743,613
Activision Blizzard, Inc.	398,241	5,746,618
Actuate Corp. (a)	42,170	284,648
Adobe Systems, Inc. (a)	482,845	20,718,879
Advent Software, Inc. (a)	32,795	1,088,138
American Software, Inc. Class A	10,878	92,463
ANSYS, Inc. (a)(d)	97,707	7,279,172
Aspen Technology, Inc. (a)	97,387	2,981,990
Autodesk, Inc. (a)	213,057	8,038,641
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Blackbaud, Inc.	40,206	$ 1,219,850
BMC Software, Inc. (a)	135,415	6,133,622
Bottomline Technologies, Inc. (a)(d)	34,478	952,627
BroadSoft, Inc. (a)(d)	23,438	649,701
BSQUARE Corp. (a)	11,182	32,092
CA Technologies, Inc.	349,083	9,533,457
Cadence Design Systems, Inc. (a)(d)	280,788	4,248,322
Callidus Software, Inc. (a)(d)	16,907	101,611
Citrix Systems, Inc. (a)	180,219	11,597,093
CommVault Systems, Inc. (a)	39,408	2,758,560
Compuware Corp.	202,971	2,279,364
Comverse, Inc.	23,221	693,379
Concur Technologies, Inc. (a)(d)	46,147	3,725,447
Cyan, Inc. (d)	8,834	117,934
Datawatch Corp. (a)	1,950	28,685
Digimarc Corp.	3,041	69,973
Ebix, Inc.	31,393	622,837
Electronic Arts, Inc. (a)	290,438	6,677,170
Ellie Mae, Inc. (a)	15,823	354,277
Envivio, Inc. (a)	6,801	11,290
EPIQ Systems, Inc.	38,746	469,989
ePlus, Inc.	1,206	59,974
Evolving Systems, Inc.	4,973	32,474
FactSet Research Systems, Inc. (d)	36,068	3,541,517
Fair Isaac Corp.	37,437	1,837,408
FalconStor Software, Inc. (a)	21,866	29,300
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	124,790	2,403,455
Glu Mobile, Inc. (a)(d)	98,358	266,550
GSE Systems, Inc. (a)	388	632
Guidance Software, Inc. (a)	13,894	128,103
Guidewire Software, Inc. (a)(d)	25,608	1,048,904
Imperva, Inc. (a)(d)	12,476	496,919
Infoblox, Inc. (a)	40,167	977,263
Informatica Corp. (a)(d)	99,837	3,630,073
Interactive Intelligence Group, Inc. (a)	16,038	805,108
Intuit, Inc.	267,934	15,658,063
Jive Software, Inc. (a)(d)	30,754	519,743
Majesco Entertainment Co. (a)	19,952	13,114
Manhattan Associates, Inc. (a)(d)	20,570	1,543,367
Marlborough Software Development Holdings, Inc. (a)	5,202	208
Mentor Graphics Corp.	80,500	1,528,695
MICROS Systems, Inc. (a)(d)	83,538	3,525,304
Microsoft Corp.	7,283,362	254,043,667
MicroStrategy, Inc. Class A (a)	7,880	720,862
Mitek Systems, Inc. (a)(d)	15,896	100,622
Model N, Inc. (d)	6,345	128,169
Monotype Imaging Holdings, Inc.	34,148	777,208

	Shares	Value
NetScout Systems, Inc. (a)	29,548	$ 719,494
NetSol Technologies, Inc. (a)	10,165	104,598
NetSuite, Inc. (a)(d)	30,845	2,702,022
Nuance Communications, Inc. (a)(d)	239,170	4,544,230
Oracle Corp.	3,570,779	120,549,499
Parametric Technology Corp. (a)	117,269	2,944,625
Peerless Systems Corp. (a)	172	568
Pegasystems, Inc.	16,328	527,884
Progress Software Corp. (a)	56,172	1,320,604
Proofpoint, Inc. (a)(d)	6,483	130,957
PROS Holdings, Inc. (a)	19,629	567,867
QAD, Inc. Class B	4,298	45,344
QLIK Technologies, Inc. (a)	69,650	2,142,434
Qualys, Inc.	7,387	103,418
Rally Software Development Corp.	5,646	123,817
RealPage, Inc. (a)(d)	33,089	630,015
Red Hat, Inc. (a)	182,972	8,824,740
Rosetta Stone, Inc. (a)	8,315	141,521
Rovi Corp. (a)	95,372	2,460,598
salesforce.com, Inc. (a)(d)	519,194	21,977,482
SeaChange International, Inc. (a)	17,668	190,108
ServiceNow, Inc.	12,472	458,471
Silver Spring Networks, Inc. (d)	4,334	90,147
Smith Micro Software, Inc. (a)(d)	41,455	53,477
SolarWinds, Inc. (a)	59,019	2,487,651
Solera Holdings, Inc.	70,421	3,856,958
Sonic Foundry, Inc. (a)	155	1,280
Sourcefire, Inc. (a)(d)	26,600	1,488,536
Splunk, Inc. (a)	20,016	935,948
SS&C Technologies Holdings, Inc. (a)(d)	53,835	1,702,801
Symantec Corp.	653,820	14,639,030
Synchronoss Technologies, Inc. (a)(d)	29,419	922,286
Synopsys, Inc. (a)	144,793	5,277,705
Take-Two Interactive Software, Inc. (a)(d)	86,768	1,443,820
Tangoe, Inc. (a)(d)	45,871	683,937
TeleCommunication Systems, Inc. Class A (a)	49,377	116,036
TeleNav, Inc. (a)	12,035	61,258
TIBCO Software, Inc. (a)	151,855	3,239,067
TiVo, Inc. (a)(d)	121,206	1,568,406
Tyler Technologies, Inc. (a)	30,080	2,075,821
Ultimate Software Group, Inc. (a)(d)	28,130	3,130,869
Vasco Data Security International, Inc. (a)	30,246	253,461
Verint Systems, Inc. (a)	42,645	1,431,593
VirnetX Holding Corp. (a)(d)	42,196	999,623
VMware, Inc. Class A (a)(d)	83,492	5,937,951
Voltari Corp. (a)(d)	4,240	18,444
Vringo, Inc. (a)(d)	39,609	123,184
Wave Systems Corp. Class A (a)(d)	108,278	41,146
Websense, Inc. (a)	31,243	776,389
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Workday, Inc. Class A (d)	22,066	$ 1,417,299
Zynga, Inc. (a)(d)	461,286	1,568,372
		621,954,560
TOTAL INFORMATION TECHNOLOGY		3,037,583,994
MATERIALS - 3.7%
Chemicals - 2.5%
A. Schulman, Inc.	30,292	875,439
ADA-ES, Inc. (a)	14,209	530,706
Air Products & Chemicals, Inc. (d)	196,426	18,544,579
Airgas, Inc.	67,095	6,903,405
Albemarle Corp.	82,305	5,507,851
American Pacific Corp. (a)	2,556	71,057
American Vanguard Corp.	23,997	730,949
Arabian American Development Co. (a)	28,770	212,898
Ashland, Inc.	69,720	6,199,502
Axiall Corp.	65,100	2,809,065
Balchem Corp. (d)	26,952	1,293,966
Cabot Corp.	56,337	2,306,437
Calgon Carbon Corp. (a)(d)	83,129	1,501,310
Celanese Corp. Class A	155,987	7,697,958
CF Industries Holdings, Inc.	60,942	11,637,484
Chase Corp.	3,188	62,963
Chemtura Corp. (a)	94,872	2,175,415
Clean Diesel Technologies, Inc. (a)(d)	42,378	88,994
Core Molding Technologies, Inc. (a)	5,919	55,402
Cytec Industries, Inc.	39,374	2,814,060
E.I. du Pont de Nemours & Co.	893,484	49,847,472
Eastman Chemical Co.	147,481	10,577,337
Ecolab, Inc.	254,133	21,466,615
Ferro Corp. (a)	75,739	519,570
Flotek Industries, Inc. (a)(d)	68,404	1,189,546
FMC Corp.	133,618	8,379,185
FutureFuel Corp.	9,540	133,369
GSE Holding, Inc. (a)	3,278	20,946
H.B. Fuller Co.	47,573	1,977,610
Hawkins, Inc.	5,329	212,521
Huntsman Corp.	183,567	3,570,378
Innophos Holdings, Inc.	21,107	1,067,592
International Flavors & Fragrances, Inc.	78,743	6,322,275
Intrepid Potash, Inc. (d)	47,540	892,801
KMG Chemicals, Inc.	10,303	228,830
Koppers Holdings, Inc.	22,254	916,197
Kraton Performance Polymers, Inc. (a)	27,382	567,903
Kronos Worldwide, Inc. (d)	25,586	432,659
Landec Corp. (a)	25,874	363,271
LSB Industries, Inc. (a)	18,952	640,009
LyondellBasell Industries NV Class A (d)	366,022	24,395,366
Material Sciences Corp. (a)(d)	4,565	44,737

	Shares	Value
Minerals Technologies, Inc.	52,154	$ 2,221,760
Monsanto Co.	519,390	52,271,410
NewMarket Corp. (d)	10,242	2,808,766
Olin Corp. (d)	81,888	2,041,468
OM Group, Inc. (a)(d)	32,193	944,543
OMNOVA Solutions, Inc. (a)	35,057	259,772
Penford Corp. (a)	6,469	76,787
PolyOne Corp.	103,882	2,668,729
PPG Industries, Inc.	140,149	21,528,288
Praxair, Inc.	284,552	32,532,830
Quaker Chemical Corp.	14,473	937,706
Rockwood Holdings, Inc.	74,784	4,985,101
RPM International, Inc.	115,775	3,835,626
Senomyx, Inc. (a)	31,786	65,797
Sensient Technologies Corp.	58,886	2,430,225
Sherwin-Williams Co.	81,409	15,348,039
Sigma Aldrich Corp.	110,382	9,234,558
Stepan Co.	16,974	917,105
Taminco Corp. (d)	17,253	325,219
The Dow Chemical Co. (d)	1,160,962	40,006,751
The Mosaic Co.	264,885	16,110,306
The Scotts Miracle-Gro Co. Class A (d)	31,090	1,469,624
Tredegar Corp.	24,439	609,997
Tronox Ltd. Class A	19,331	446,159
Valhi, Inc. (d)	16,022	258,916
Valspar Corp.	85,270	6,111,301
W.R. Grace & Co. (a)	64,184	5,424,190
Westlake Chemical Corp.	20,522	1,916,755
Zep, Inc.	16,526	274,001
Zoltek Companies, Inc. (a)	40,249	514,382
		434,361,740
Construction Materials - 0.1%
Eagle Materials, Inc.	43,267	3,190,941
Headwaters, Inc. (a)(d)	97,498	1,034,454
Martin Marietta Materials, Inc.	41,456	4,519,948
Texas Industries, Inc. (a)	19,133	1,366,288
U.S. Concrete, Inc. (a)	13,793	221,378
Vulcan Materials Co.	127,193	6,815,001
		17,148,010
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	6,511	543,538
Aptargroup, Inc.	64,821	3,676,647
Ball Corp.	152,556	6,584,317
Bemis Co., Inc.	92,208	3,609,943
Berry Plastics Group, Inc.	53,788	1,130,086
Boise, Inc.	80,405	648,064
Crown Holdings, Inc. (a)	128,386	5,437,147
Graphic Packaging Holding Co. (a)	184,468	1,418,559
Greif, Inc. Class A	37,275	1,942,028
MeadWestvaco Corp.	171,723	6,010,305
MOD-PAC Corp. (sub. vtg.) (a)	989	8,219
Myers Industries, Inc.	25,717	378,297
Owens-Illinois, Inc. (a)	155,209	4,260,487
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Packaging Corp. of America	88,624	$ 4,342,576
Rock-Tenn Co. Class A	68,549	6,771,270
Sealed Air Corp.	186,156	4,471,467
Silgan Holdings, Inc.	43,920	2,054,138
Sonoco Products Co.	95,840	3,356,317
UFP Technologies, Inc. (a)	2,454	47,092
		56,690,497
Metals & Mining - 0.6%
A.M. Castle & Co. (a)(d)	36,860	652,422
AK Steel Holding Corp. (d)	121,218	420,626
Alcoa, Inc. (d)	1,031,897	8,771,125
Allegheny Technologies, Inc. (d)	102,039	2,813,215
Allied Nevada Gold Corp. (a)(d)	80,588	622,139
Amcol International Corp.	23,278	744,198
Carpenter Technology Corp.	42,450	2,044,392
Century Aluminum Co. (a)(d)	51,555	510,910
Cliffs Natural Resources, Inc. (d)	143,997	2,597,706
Coeur d'Alene Mines Corp. (a)	98,197	1,393,415
Commercial Metals Co.	130,792	2,016,813
Compass Minerals International, Inc.	30,663	2,675,653
Comstock Mining, Inc. (a)(d)	44,996	92,692
Freeport-McMoRan Copper & Gold, Inc.	1,003,451	31,157,154
Friedman Industries	2,001	19,430
General Moly, Inc. (a)(d)	49,482	106,386
Globe Specialty Metals, Inc.	70,310	862,704
Golden Minerals Co. (a)(d)	55,854	97,745
Handy & Harman Ltd. (a)	5,646	91,070
Haynes International, Inc.	10,403	509,123
Hecla Mining Co. (d)	255,072	976,926
Horsehead Holding Corp. (a)(d)	39,520	454,875
Kaiser Aluminum Corp. (d)	16,273	1,032,359
Materion Corp.	22,336	665,613
McEwen Mining, Inc. (a)(d)	267,762	682,793
Mines Management, Inc. (a)(d)	24,109	16,394
Molycorp, Inc. (a)(d)	124,833	820,153
Newmont Mining Corp.	477,968	16,384,743
Noranda Aluminium Holding Corp.	57,213	231,141
Nucor Corp.	312,121	13,892,506
Olympic Steel, Inc.	9,587	242,839
Reliance Steel & Aluminum Co.	71,598	4,709,000
Royal Gold, Inc. (d)	67,319	3,686,388
RTI International Metals, Inc. (a)(d)	27,976	811,584
Schnitzer Steel Industries, Inc. Class A	20,284	501,015
Silver Bull Resources, Inc. (a)(d)	60,971	24,388
Solitario Exploration & Royalty Corp. (a)	18,115	21,376
Steel Dynamics, Inc.	191,858	2,943,102
Stillwater Mining Co. (a)(d)	106,954	1,282,378
SunCoke Energy, Inc. (a)	69,275	1,073,763
Synalloy Corp.	1,991	29,248

	Shares	Value
Timberline Resources Corp. (a)	18,994	$ 3,666
U.S. Silica Holdings, Inc. (d)	18,989	419,467
United States Steel Corp. (d)	138,735	2,454,222
Universal Stainless & Alloy Products, Inc. (a)(d)	6,659	211,024
US Antimony Corp. (a)(d)	24,962	35,696
Walter Energy, Inc. (d)	58,754	1,002,343
Worthington Industries, Inc.	60,686	2,086,385
		114,894,305
Paper & Forest Products - 0.2%
Boise Cascade Co.	11,500	345,690
Buckeye Technologies, Inc.	38,686	1,441,827
Clearwater Paper Corp. (a)(d)	22,216	1,062,591
Deltic Timber Corp.	13,533	853,932
Domtar Corp.	36,405	2,638,270
International Paper Co.	429,961	19,842,700
Kapstone Paper & Packaging Corp.	34,137	990,314
Louisiana-Pacific Corp. (a)(d)	122,996	2,161,040
Neenah Paper, Inc.	13,754	432,013
P.H. Glatfelter Co.	36,975	914,392
Resolute Forest Products (a)	103,317	1,572,485
Schweitzer-Mauduit International, Inc.	31,120	1,495,627
Verso Paper Corp. (a)(d)	23,529	26,823
Wausau-Mosinee Paper Corp. (d)	43,988	513,780
		34,291,484
TOTAL MATERIALS		657,386,036
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.1%
8x8, Inc. (a)(d)	89,195	737,643
Alaska Communication Systems Group, Inc.	135,810	222,728
AT&T, Inc.	5,304,170	185,592,908
Atlantic Tele-Network, Inc. (d)	16,949	843,552
Cbeyond, Inc. (a)	59,758	513,321
CenturyLink, Inc.	602,549	20,577,048
Cincinnati Bell, Inc. (a)	198,209	681,839
Cogent Communications Group, Inc.	64,769	1,780,500
Consolidated Communications Holdings, Inc.	59,983	1,020,911
Elephant Talk Communication, Inc. (a)(d)	63,184	46,756
FairPoint Communications, Inc. (a)(d)	43,838	372,623
Frontier Communications Corp. (d)	931,518	3,856,485
General Communications, Inc. Class A (a)	33,964	295,147
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	302,437
HickoryTech Corp.	2,523	26,441
IDT Corp. Class B	44,765	778,463
inContact, Inc. (a)	42,838	311,004
Intelsat SA	20,815	507,262
Iridium Communications, Inc. (a)(d)	61,404	437,811
Level 3 Communications, Inc. (a)(d)	161,071	3,451,752
Lumos Networks Corp. (d)	15,837	217,600
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Neutral Tandem, Inc.	28,172	$ 163,961
ORBCOMM, Inc. (a)(d)	20,031	78,522
Premiere Global Services, Inc. (a)	64,433	776,418
Primus Telecommunications Group, Inc. (d)	10,437	123,678
Towerstream Corp. (a)(d)	39,383	101,214
TW telecom, Inc. (a)	143,038	4,080,874
Verizon Communications, Inc. (d)	2,762,284	133,915,528
Vonage Holdings Corp. (a)	140,662	385,414
Windstream Corp. (d)	570,414	4,580,424
		366,780,264
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)(d)	15,589	113,020
Clearwire Corp. Class A (a)	410,997	1,841,267
Crown Castle International Corp. (a)	281,061	20,025,596
Leap Wireless International, Inc. (a)(d)	51,525	291,116
NII Holdings, Inc. (a)(d)	160,624	1,238,411
NTELOS Holdings Corp.	10,948	179,219
SBA Communications Corp. Class A (a)(d)	109,362	8,231,678
Shenandoah Telecommunications Co.	22,919	381,372
Sprint Nextel Corp. (a)	2,887,861	21,081,385
T-Mobile US, Inc. (a)	158,296	3,392,283
Telephone & Data Systems, Inc.	98,546	2,291,195
U.S. Cellular Corp.	27,310	1,084,207
USA Mobility, Inc.	43,148	581,635
		60,732,384
TOTAL TELECOMMUNICATION SERVICES		427,512,648
UTILITIES - 3.3%
Electric Utilities - 1.7%
Allete, Inc.	33,215	1,571,734
American Electric Power Co., Inc.	458,974	21,030,189
Cleco Corp.	54,483	2,479,521
Duke Energy Corp.	682,610	45,687,087
Edison International	314,840	14,463,750
El Paso Electric Co.	44,691	1,599,491
Empire District Electric Co.	52,048	1,131,003
Entergy Corp.	173,261	11,934,218
Exelon Corp. (d)	826,050	25,888,407
FirstEnergy Corp. (d)	417,010	16,267,560
Great Plains Energy, Inc.	136,077	3,071,258
Hawaiian Electric Industries, Inc.	99,172	2,595,331
IDACORP, Inc.	52,660	2,487,132
ITC Holdings Corp.	54,901	4,752,780
MGE Energy, Inc.	24,386	1,301,481
NextEra Energy, Inc.	413,648	31,280,062
Northeast Utilities	326,769	13,616,464
NV Energy, Inc.	198,898	4,662,169
OGE Energy Corp.	100,519	6,822,225

	Shares	Value
Otter Tail Corp.	43,707	$ 1,194,075
Pepco Holdings, Inc.	234,675	4,874,200
Pinnacle West Capital Corp.	94,072	5,313,187
PNM Resources, Inc. (d)	67,114	1,504,696
Portland General Electric Co.	65,957	2,007,731
PPL Corp.	547,520	16,261,344
Southern Co.	832,806	36,560,183
UIL Holdings Corp.	48,015	1,870,664
Unitil Corp.	19,695	553,233
UNS Energy Corp.	32,111	1,505,364
Westar Energy, Inc.	117,240	3,718,853
Xcel Energy, Inc.	505,197	14,509,258
		302,514,650
Gas Utilities - 0.2%
AGL Resources, Inc.	117,679	4,981,352
Atmos Energy Corp.	80,528	3,399,892
Chesapeake Utilities Corp.	10,363	548,721
Delta Natural Gas Co., Inc.	3,078	66,885
Gas Natural, Inc.	3,100	31,868
Laclede Group, Inc.	27,494	1,301,291
National Fuel Gas Co. (d)	80,051	4,899,121
New Jersey Resources Corp.	42,760	1,940,449
Northwest Natural Gas Co.	34,699	1,482,688
ONEOK, Inc.	201,723	9,105,776
Piedmont Natural Gas Co., Inc.	66,004	2,230,275
Questar Corp. (d)	181,066	4,401,714
South Jersey Industries, Inc. (d)	30,561	1,785,374
Southwest Gas Corp.	43,172	2,044,194
UGI Corp.	101,658	3,882,319
WGL Holdings, Inc.	48,285	2,072,392
		44,174,311
Independent Power Producers & Energy Traders - 0.2%
American DG Energy, Inc. (a)	24,722	39,802
Black Hills Corp.	38,823	1,842,928
Calpine Corp. (a)	357,032	7,251,320
Dynegy, Inc. (a)	90,024	2,193,885
Genie Energy Ltd. Class B	11,430	98,184
NRG Energy, Inc.	284,499	7,260,414
Ormat Technologies, Inc.	29,840	680,949
Synthesis Energy Systems, Inc. (a)	39,903	33,918
The AES Corp.	613,866	7,489,165
		26,890,565
Multi-Utilities - 1.1%
Alliant Energy Corp.	123,112	6,064,497
Ameren Corp.	230,451	7,844,552
Avista Corp.	62,033	1,656,901
CenterPoint Energy, Inc.	415,861	9,639,658
CH Energy Group, Inc.	22,364	1,447,622
CMS Energy Corp.	217,136	5,851,815
Consolidated Edison, Inc.	277,052	15,811,358
Dominion Resources, Inc.	550,772	31,146,157
DTE Energy Co.	174,595	11,629,773
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Integrys Energy Group, Inc.	83,734	$ 4,817,217
MDU Resources Group, Inc.	177,407	4,587,745
NiSource, Inc.	300,907	8,645,058
NorthWestern Energy Corp.	42,329	1,742,262
PG&E Corp.	424,950	19,084,505
Public Service Enterprise Group, Inc.	492,191	16,261,991
SCANA Corp.	137,776	6,949,421
Sempra Energy	215,946	17,556,410
TECO Energy, Inc. (d)	187,457	3,301,118
Vectren Corp.	88,091	3,025,045
Wisconsin Energy Corp.	210,137	8,575,691
		185,638,796
Water Utilities - 0.1%
American States Water Co.	26,442	1,404,863
American Water Works Co., Inc.	164,099	6,554,114
Aqua America, Inc. (d)	151,195	4,700,653
Artesian Resources Corp. Class A	8,755	193,573
Cadiz, Inc. (a)(d)	5,759	33,863
California Water Service Group (d)	51,749	1,021,008
Connecticut Water Service, Inc.	5,010	142,134
Middlesex Water Co.	7,054	135,790
Pure Cycle Corp. (a)	13,598	90,019
SJW Corp.	12,324	333,364
York Water Co.	5,248	100,132
		14,709,513
TOTAL UTILITIES		573,927,835
TOTAL COMMON STOCKS (Cost $13,081,235,555)		17,369,189,307
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.12% 6/27/13 to 8/22/13 (e) (Cost $13,998,273)	$ 14,000,000	13,999,474
Money Market Funds - 11.5%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	220,538,535	220,538,535
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,787,507,600	1,787,507,600
TOTAL MONEY MARKET FUNDS (Cost $2,008,046,135)		2,008,046,135
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.06%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Treasury Obligations) # (Cost $6,615,000)	$ 6,615,033	$ 6,615,000
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $15,109,894,963)		19,397,849,916
NET OTHER ASSETS (LIABILITIES) - (10.6)%		(1,862,122,198)
NET ASSETS - 100%		$ 17,535,727,718
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
874 CME E-mini S&P 500 Index Contracts	June 2013	$ 71,187,300	$ 3,608,570
77 CME E-mini S&P Midcap 400 Index Contracts	June 2013	9,112,180	535,348
130 CME S&P 500 Index Contracts	June 2013	52,942,500	3,103,586
187 Russell 2000 Mini Index Contracts	June 2013	18,383,970	1,184,254
TOTAL EQUITY INDEX CONTRACTS		$ 151,625,950	$ 8,431,758
The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,103,499.
Repurchase Agreement / Counterparty	Value
$6,615,000 due 6/03/13 at 0.06%
Barclays Capital, Inc.	$ 1,850,461
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,285,671
UBS Securities LLC	3,478,868
$ 6,615,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 89,528
Fidelity Securities Lending Cash Central Fund	1,935,238
Total	$ 2,024,766
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,209,451,257	$ 2,209,451,257	$ -	$ -
Consumer Staples	1,600,879,135	1,600,879,135	-	-
Energy	1,697,789,421	1,697,789,421	-	-
Financials	3,100,802,813	3,100,799,762	931	2,120
Health Care	2,131,641,158	2,131,641,158	-	-
Industrials	1,932,215,010	1,932,215,010	-	-
Information Technology	3,037,583,994	3,037,583,994	-	-
Materials	657,386,036	657,386,036	-	-
Telecommunication Services	427,512,648	427,512,648	-	-
Utilities	573,927,835	573,927,835	-	-
U.S. Government and Government Agency Obligations	13,999,474	-	13,999,474	-
Money Market Funds	2,008,046,135	2,008,046,135	-	-
Cash Equivalents	6,615,000	-	6,615,000	-
Total Investments in Securities:	$ 19,397,849,916	$ 19,377,232,391	$ 20,615,405	$ 2,120
Derivative Instruments:
Assets
Futures Contracts	$ 8,431,758	$ 8,431,758	$ -	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $15,180,096,902. Net unrealized appreciation aggregated $4,217,753,014, of which $5,335,463,388 related to appreciated investment securities and $1,117,710,374 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Extended Market
Index Fund

May 31, 2013

1.816014.108

SEI-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 1.0%
Allison Transmission Holdings, Inc.	88,788	$ 2,113,154
American Axle & Manufacturing Holdings, Inc. (a)(d)	172,886	3,075,642
Cooper Tire & Rubber Co.	177,190	4,578,590
Dana Holding Corp.	404,064	7,644,891
Dorman Products, Inc. (d)	82,023	3,652,484
Drew Industries, Inc.	53,894	2,037,193
Exide Technologies (a)(d)	194,496	87,912
Federal-Mogul Corp. Class A (a)	60,748	592,293
Fuel Systems Solutions, Inc. (a)(d)	43,105	672,007
Gentex Corp.	395,568	9,046,640
Gentherm, Inc. (a)	86,818	1,599,188
Lear Corp.	258,644	15,513,467
Modine Manufacturing Co. (a)	132,459	1,357,705
Motorcar Parts of America, Inc. (a)	33,298	206,781
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	23,585	14,000
Remy International, Inc.	22,010	395,960
Shiloh Industries, Inc.	9,407	93,506
Spartan Motors, Inc.	70,258	425,061
Standard Motor Products, Inc.	59,935	2,025,803
Stoneridge, Inc. (a)	65,396	733,089
Strattec Security Corp.	6,920	263,306
Superior Industries International, Inc.	63,838	1,162,490
Tenneco, Inc. (a)	164,792	7,310,173
Tower International, Inc. (a)	17,465	330,263
TRW Automotive Holdings Corp. (a)(d)	291,532	18,468,552
UQM Technologies, Inc. (a)(d)	78,497	66,722
Visteon Corp. (a)	144,788	9,189,694
		92,656,566
Automobiles - 1.0%
General Motors Co. (a)(d)	2,099,400	71,148,638
Tesla Motors, Inc. (a)(d)	196,481	19,207,983
Thor Industries, Inc.	123,518	5,275,454
Winnebago Industries, Inc. (a)	74,520	1,547,035
		97,179,110
Distributors - 0.3%
Core-Mark Holding Co., Inc.	32,914	1,948,180
LKQ Corp. (a)	821,310	20,105,669
Pool Corp.	123,037	6,330,254
VOXX International Corp. (a)	62,477	694,744
Weyco Group, Inc.	16,952	407,696
		29,486,543
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)(d)	49,066	1,866,471
Ascent Capital Group, Inc. (a)(d)	35,909	2,603,762
Bridgepoint Education, Inc. (a)(d)	51,097	654,553
Bright Horizons Family Solutions, Inc.	31,243	1,126,310
Cambium Learning Group, Inc. (a)	16,192	22,993
Capella Education Co. (a)(d)	34,672	1,510,312

	Shares	Value
Career Education Corp. (a)	137,751	$ 410,498
Carriage Services, Inc.	49,366	934,498
Coinstar, Inc. (a)(d)	76,335	4,445,750
Collectors Universe, Inc. (d)	17,833	232,542
Corinthian Colleges, Inc. (a)(d)	178,249	463,447
DeVry, Inc.	163,000	5,090,490
Education Management Corp. (a)(d)	71,409	461,302
Grand Canyon Education, Inc. (a)	118,485	3,805,738
Hillenbrand, Inc.	177,744	4,240,972
ITT Educational Services, Inc. (a)(d)	44,919	1,076,708
K12, Inc. (a)	101,339	3,011,795
Learning Tree International, Inc. (a)	12,160	36,602
LifeLock, Inc. (d)	37,658	388,631
Lincoln Educational Services Corp.	64,172	442,145
Mac-Gray Corp.	25,136	353,161
Matthews International Corp. Class A	76,973	2,951,915
National American University Holdings, Inc.	23,237	87,836
Regis Corp. (d)	155,206	2,857,342
Service Corp. International	578,446	10,400,459
Sotheby's Class A (Ltd. vtg.) (d)	180,436	6,721,241
Steiner Leisure Ltd. (a)	35,621	1,809,191
Stewart Enterprises, Inc. Class A	199,519	2,593,747
Strayer Education, Inc. (d)	31,745	1,698,040
Universal Technical Institute, Inc.	48,727	574,004
Weight Watchers International, Inc. (d)	71,986	3,300,558
		66,173,013
Hotels, Restaurants & Leisure - 3.0%
AFC Enterprises, Inc. (a)	68,271	2,489,161
Ambassadors Group, Inc.	48,627	172,626
Ameristar Casinos, Inc.	87,925	2,303,635
ARK Restaurants Corp.	8,457	179,711
Bally Technologies, Inc. (a)(d)	110,933	6,317,634
Biglari Holdings, Inc. (a)(d)	3,343	1,345,725
BJ's Restaurants, Inc. (a)(d)	64,098	2,406,239
Bloomin' Brands, Inc.	119,534	2,780,361
Bob Evans Farms, Inc.	76,446	3,528,747
Boyd Gaming Corp. (a)(d)	153,026	1,993,929
Bravo Brio Restaurant Group, Inc. (a)	49,986	899,748
Brinker International, Inc. (d)	188,247	7,381,165
Buffalo Wild Wings, Inc. (a)	47,995	4,605,600
Burger King Worldwide, Inc. (d)	201,153	3,717,307
Caesars Entertainment Corp. (a)(d)	69,233	1,003,186
Carrols Restaurant Group, Inc. (a)(d)	55,247	314,908
CEC Entertainment, Inc.	53,783	2,154,009
Century Casinos, Inc. (a)	54,140	184,076
Choice Hotels International, Inc.	86,880	3,430,022
Churchill Downs, Inc.	34,319	2,880,737
Chuys Holdings, Inc. (d)	38,028	1,325,276
Cosi, Inc. (a)	15,565	31,753
Cracker Barrel Old Country Store, Inc.	65,817	5,887,989
Del Frisco's Restaurant Group, Inc. (a)	29,116	541,266
Denny's Corp. (a)	245,910	1,482,837
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
DineEquity, Inc.	42,764	$ 3,095,686
Domino's Pizza, Inc.	150,376	8,912,786
Dover Downs Gaming & Entertainment, Inc.	28,631	48,959
Dover Motorsports, Inc.	22,686	47,867
Dunkin' Brands Group, Inc.	207,385	8,212,446
Einstein Noah Restaurant Group, Inc.	16,381	229,334
Empire Resorts, Inc. (a)(d)	31,800	84,906
Entertainment Gaming Asia, Inc. (a)	41,906	77,526
Famous Dave's of America, Inc. (a)	15,087	181,195
Fiesta Restaurant Group, Inc. (a)	50,421	1,793,475
Frisch's Restaurants, Inc.	8,068	134,978
Full House Resorts, Inc. (a)	24,413	72,995
Gaming Partners International Corp.	1,584	12,830
Hyatt Hotels Corp. Class A (a)	151,572	6,232,641
Ignite Restaurant Group, Inc. (a)	17,224	315,199
International Speedway Corp. Class A	76,829	2,662,893
Interval Leisure Group, Inc.	113,687	2,456,776
Isle of Capri Casinos, Inc. (a)	62,455	482,153
Jack in the Box, Inc. (a)	113,324	4,135,193
Jamba, Inc. (a)(d)	190,500	569,595
Kona Grill, Inc. (a)	10,220	104,755
Krispy Kreme Doughnuts, Inc. (a)	181,160	3,137,691
Lakes Entertainment, Inc. (a)	51,180	186,807
Las Vegas Sands Corp.	972,863	56,328,768
Life Time Fitness, Inc. (a)(d)	106,593	5,312,595
Luby's, Inc. (a)	41,544	352,293
Marcus Corp.	44,387	570,373
Marriott Vacations Worldwide Corp. (a)	79,092	3,499,821
MAXXAM, Inc. (a)	8	5,108
MGM Mirage, Inc. (a)	1,004,389	15,236,581
Monarch Casino & Resort, Inc. (a)	28,201	434,577
Morgans Hotel Group Co. (a)	89,969	603,692
MTR Gaming Group, Inc. (a)	47,245	179,059
Multimedia Games Holding Co., Inc. (a)	77,444	1,981,792
Nathan's Famous, Inc. (a)	7,826	400,143
Norwegian Cruise Line Holdings Ltd. (d)	66,444	2,043,153
Orient Express Hotels Ltd. Class A (a)	255,077	3,020,112
Panera Bread Co. Class A (a)(d)	76,820	14,736,381
Papa John's International, Inc. (a)	47,394	3,053,595
Penn National Gaming, Inc. (a)(d)	187,335	10,310,918
Pinnacle Entertainment, Inc. (a)	160,846	3,165,449
Premier Exhibitions, Inc. (a)(d)	49,299	98,598
Red Lion Hotels Corp. (a)	45,825	285,032
Red Robin Gourmet Burgers, Inc. (a)(d)	45,201	2,373,505
Rick's Cabaret International, Inc. (a)	17,933	148,665
Royal Caribbean Cruises Ltd.	401,672	14,062,537
Ruby Tuesday, Inc. (a)(d)	158,701	1,467,984
Ruth's Hospitality Group, Inc.	95,774	1,072,669
Scientific Games Corp. Class A (a)	151,632	1,651,272

	Shares	Value
SeaWorld Entertainment, Inc.	81,280	$ 2,876,499
SHFL Entertainment, Inc. (a)	165,096	2,847,906
Six Flags Entertainment Corp. (d)	136,339	10,166,799
Sonic Corp. (a)(d)	155,590	2,042,897
Speedway Motorsports, Inc.	37,455	680,557
Texas Roadhouse, Inc. Class A	155,728	3,682,967
The Cheesecake Factory, Inc.	138,221	5,517,782
Town Sports International Holdings, Inc.	50,223	553,457
Vail Resorts, Inc.	98,521	6,310,270
Wendy's Co.	820,657	4,882,909
WMS Industries, Inc. (a)	145,343	3,684,445
		288,187,493
Household Durables - 1.3%
American Greetings Corp. Class A	90,720	1,669,248
Bassett Furniture Industries, Inc.	26,134	359,604
Beazer Homes USA, Inc. (a)(d)	68,025	1,408,118
Blyth, Inc. (d)	30,867	432,447
Cavco Industries, Inc. (a)(d)	16,853	807,427
Cobra Electronics Corp. (a)	2,458	7,521
Comstock Holding Companies, Inc. Class A (a)(d)	27,011	71,579
CSS Industries, Inc.	25,514	705,462
Dixie Group, Inc. (a)	9,546	70,831
Emerson Radio Corp. (a)	24,397	39,035
Ethan Allen Interiors, Inc. (d)	75,993	2,383,900
Flexsteel Industries, Inc.	13,576	308,582
Furniture Brands International, Inc. (a)	13,772	90,069
Helen of Troy Ltd. (a)	91,743	3,639,445
Hooker Furniture Corp.	28,322	495,635
Hovnanian Enterprises, Inc. Class A (a)(d)	270,421	1,660,385
iRobot Corp. (a)(d)	70,540	2,383,547
Jarden Corp. (a)(d)	277,697	12,935,126
KB Home (d)	217,345	4,816,365
Kid Brands, Inc. (a)	42,456	67,930
Koss Corp.	1,389	6,820
La-Z-Boy, Inc.	147,498	2,724,288
Libbey, Inc. (a)	59,733	1,263,950
Lifetime Brands, Inc.	17,993	242,186
M.D.C. Holdings, Inc.	104,621	3,882,485
M/I Homes, Inc. (a)(d)	70,491	1,751,701
Meritage Homes Corp. (a)	84,822	4,017,170
Mohawk Industries, Inc. (a)	159,778	17,762,520
NACCO Industries, Inc. Class A	17,759	994,859
NVR, Inc. (a)	13,103	12,884,311
Ryland Group, Inc. (d)	122,699	5,555,811
Skullcandy, Inc. (a)(d)	35,352	204,335
Skyline Corp. (a)	14,802	60,244
Standard Pacific Corp. (a)(d)	392,577	3,474,306
Stanley Furniture Co., Inc. (a)	37,789	154,557
Taylor Morrison Home Corp.	75,215	1,942,803
Tempur-Pedic International, Inc. (a)(d)	165,480	6,996,494
Toll Brothers, Inc. (a)(d)	411,149	14,048,961
TRI Pointe Homes, Inc. (d)	41,907	705,714
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tupperware Brands Corp.	147,167	$ 11,917,584
Universal Electronics, Inc. (a)	42,510	1,135,017
Wells-Gardner Electronics Corp. (a)	4,238	8,476
Zagg, Inc. (a)(d)	58,700	296,435
		126,383,283
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	119,868	729,996
Blue Nile, Inc. (a)(d)	34,050	1,210,818
CafePress, Inc. (a)(d)	18,875	122,876
dELiA*s, Inc. (a)	47,804	45,414
Gaiam, Inc. Class A (a)(d)	35,599	144,176
Geeknet, Inc. (a)	16,239	235,790
Groupon, Inc. Class A (a)(d)	745,293	5,723,850
Hollywood Media Corp. (a)	72,242	103,306
HomeAway, Inc. (a)(d)	87,491	2,675,475
HSN, Inc.	102,794	5,847,951
Liberty Media Corp.:
Interactive Series A (a)	1,423,484	31,957,216
Series A (a)	75,633	6,169,384
NutriSystem, Inc.	72,416	653,916
Orbitz Worldwide, Inc. (a)	57,753	436,035
Overstock.com, Inc. (a)(d)	38,955	1,009,714
PetMed Express, Inc.	45,901	614,614
Shutterfly, Inc. (a)(d)	82,595	4,025,680
U.S. Auto Parts Network, Inc. (a)	28,450	35,278
ValueVision Media, Inc. Class A (a)(d)	117,722	594,496
Vitacost.com, Inc. (a)(d)	55,838	456,755
		62,792,740
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc.	36,493	1,711,157
Black Diamond, Inc. (a)(d)	60,682	544,318
Brunswick Corp.	247,614	8,312,402
Callaway Golf Co.	191,379	1,310,946
Escalade, Inc.	6,336	39,030
JAKKS Pacific, Inc.	56,230	567,923
Johnson Outdoors, Inc. Class A (a)	11,512	284,922
Leapfrog Enterprises, Inc. Class A (a)(d)	119,221	1,140,945
Marine Products Corp.	22,297	164,329
Meade Instruments Corp. (a)	201	691
Nautilus, Inc. (a)	71,481	571,133
Polaris Industries, Inc.	171,751	16,403,938
Smith & Wesson Holding Corp. (a)(d)	175,948	1,602,886
Steinway Musical Instruments, Inc. (a)	17,768	495,550
Sturm, Ruger & Co., Inc. (d)	53,045	2,667,103
Summer Infant, Inc. (a)(d)	37,416	122,350
		35,939,623
Media - 2.9%
A.H. Belo Corp. Class A	45,144	309,236
AMC Networks, Inc. Class A (a)	157,558	10,086,863
Arbitron, Inc.	70,044	3,285,764

	Shares	Value
Ballantyne of Omaha, Inc. (a)	47,765	$ 192,015
Beasley Broadcast Group, Inc. Class A (d)	4,117	30,136
Belo Corp. Series A	257,053	2,884,135
Carmike Cinemas, Inc. (a)	48,948	867,359
Central European Media Enterprises Ltd. Class A (a)	161,032	537,847
Charter Communications, Inc. Class A (a)(d)	180,815	20,236,815
Cinemark Holdings, Inc.	288,124	8,453,558
Clear Channel Outdoor Holding, Inc. Class A (a)	104,370	894,451
Crown Media Holdings, Inc. Class A (a)	89,832	184,156
Cumulus Media, Inc. Class A (a)(d)	179,204	664,847
Digital Cinema Destinations Co. (a)	8,182	47,047
Digital Generation, Inc. (a)(d)	69,421	485,253
DISH Network Corp. Class A	561,473	21,639,169
DreamWorks Animation SKG, Inc. Class A (a)(d)	195,525	4,289,819
E.W. Scripps Co. Class A (a)	90,471	1,234,929
Emmis Communications Corp. Class A (a)	80,456	133,557
Entercom Communications Corp. Class A (a)(d)	52,600	488,128
Entravision Communication Corp. Class A	171,104	792,212
FAB Universal Corp. (a)(d)	15,525	54,027
Fisher Communications, Inc.	18,212	748,695
Gray Television, Inc. (a)	134,495	800,245
Harris Interactive, Inc. (a)	49,977	92,457
Harte-Hanks, Inc.	112,719	1,007,708
Hemisphere Media Group, Inc. (a)	7,082	100,635
Insignia Systems, Inc. (a)	22,896	45,563
John Wiley & Sons, Inc. Class A	133,670	5,306,699
Journal Communications, Inc. Class A (a)	87,795	581,203
Lamar Advertising Co. Class A (a)	148,107	6,921,040
Liberty Global, Inc. Class A (a)(d)	661,555	48,756,604
Liberty Media Corp. Class A (a)	304,586	38,030,608
LIN TV Corp. Class A (a)	85,657	1,039,019
Live Nation Entertainment, Inc. (a)	374,586	5,098,115
Loral Space & Communications Ltd.	38,116	2,295,346
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	61,948	148,675
Media General, Inc. Class A (a)(d)	50,209	414,224
Meredith Corp. (d)	96,846	3,968,749
Morningstar, Inc.	64,489	4,435,553
National CineMedia, Inc.	161,679	2,685,488
Navarre Corp. (a)	74,677	176,238
Nexstar Broadcasting Group, Inc. Class A	82,702	2,315,656
NTN Communications, Inc. (a)	49,847	18,942
Pandora Media, Inc. (a)(d)	257,290	4,379,076
Radio One, Inc. Class D (non-vtg.) (a)(d)	89,989	209,674
ReachLocal, Inc. (a)	35,865	498,524
Reading International, Inc. Class A (a)	33,132	201,443
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Regal Entertainment Group Class A (d)	219,584	$ 3,886,637
Rentrak Corp. (a)(d)	22,587	522,663
RLJ Entertainment, Inc. (a)	42,349	158,385
Saga Communications, Inc. Class A	9,540	439,317
Salem Communications Corp. Class A	20,080	149,797
Scholastic Corp.	74,692	2,258,686
Shutterstock, Inc. (d)	15,353	726,811
Sinclair Broadcast Group, Inc. Class A	181,178	4,897,241
Sirius XM Radio, Inc. (d)	8,766,306	30,506,745
Spanish Broadcasting System, Inc. Class A (a)	17,489	72,404
SPAR Group, Inc. (a)	4,346	8,822
Starz - Liberty Capital Series A (a)	306,861	7,082,352
The Madison Square Garden Co. Class A (a)	169,773	9,936,814
The McClatchy Co. Class A (a)(d)	152,681	381,703
The New York Times Co. Class A (a)	330,076	3,488,903
Valassis Communications, Inc. (d)	103,593	2,692,382
Value Line, Inc.	1,396	12,676
World Wrestling Entertainment, Inc. Class A (d)	81,907	797,774
		276,087,614
Multiline Retail - 0.3%
ALCO Stores, Inc. (a)	8,410	81,661
Big Lots, Inc. (a)	155,393	5,291,132
Dillard's, Inc. Class A	83,865	7,738,224
Fred's, Inc. Class A	107,249	1,700,969
Gordmans Stores, Inc. (a)	23,635	302,764
Saks, Inc. (a)(d)	276,581	4,101,696
Sears Holdings Corp. (a)(d)	97,898	4,780,359
The Bon-Ton Stores, Inc. (d)	31,972	680,684
Tuesday Morning Corp. (a)	111,596	994,320
		25,671,809
Specialty Retail - 3.4%
Aarons, Inc. Class A	205,249	5,765,444
Advance Auto Parts, Inc.	201,646	16,438,182
Aeropostale, Inc. (a)(d)	217,864	3,182,993
America's Car Mart, Inc. (a)	24,361	1,098,437
American Eagle Outfitters, Inc.	485,380	9,605,670
ANN, Inc. (a)	130,075	3,990,701
Appliance Recycling Centers of America, Inc. (a)	2,967	5,964
Asbury Automotive Group, Inc. (a)	87,508	3,605,330
Ascena Retail Group, Inc. (a)	354,843	7,213,958
Barnes & Noble, Inc. (a)(d)	104,692	2,355,570
bebe stores, Inc.	123,042	671,809
Big 5 Sporting Goods Corp.	45,760	915,658
Body Central Corp. (a)	37,768	464,169
Books-A-Million, Inc. (a)(d)	28,953	87,149
Brown Shoe Co., Inc.	119,592	2,487,514
Build-A-Bear Workshop, Inc. (a)	42,241	275,411

	Shares	Value
Cabela's, Inc. Class A (a)(d)	127,319	$ 8,538,012
Cache, Inc. (a)	37,741	158,890
Chico's FAS, Inc.	458,931	8,288,294
Christopher & Banks Corp. (a)	115,035	829,402
Citi Trends, Inc. (a)	37,668	498,724
Coldwater Creek, Inc. (a)(d)	41,025	151,382
Conn's, Inc. (a)(d)	59,816	2,944,742
CST Brands, Inc. (a)(d)	174,000	5,287,860
Destination Maternity Corp.	30,671	764,015
Destination XL Group, Inc. (a)	107,460	533,002
Dick's Sporting Goods, Inc.	266,556	13,951,541
Dover Saddlery, Inc. (a)	1,537	6,087
DSW, Inc. Class A	89,217	6,601,166
Express, Inc. (a)	245,320	5,347,976
Finish Line, Inc. Class A	139,543	2,938,776
Five Below, Inc. (d)	26,960	1,030,950
Foot Locker, Inc.	414,736	14,233,740
Francescas Holdings Corp. (a)(d)	120,802	3,448,897
Genesco, Inc. (a)	66,658	4,504,748
GNC Holdings, Inc.	203,044	9,143,071
Group 1 Automotive, Inc. (d)	57,507	3,654,570
Guess?, Inc.	163,221	5,187,163
Hastings Entertainment, Inc.	13,630	41,572
Haverty Furniture Companies, Inc.	51,692	1,272,657
hhgregg, Inc. (a)(d)	51,212	798,395
Hibbett Sports, Inc. (a)(d)	73,219	4,175,680
Hot Topic, Inc. (d)	107,234	1,500,204
Jos. A. Bank Clothiers, Inc. (a)(d)	78,299	3,517,974
Kirkland's, Inc. (a)	44,730	669,161
Lithia Motors, Inc. Class A (sub. vtg.)	52,852	2,753,061
Lumber Liquidators Holdings, Inc. (a)(d)	74,461	6,113,993
MarineMax, Inc. (a)	62,745	720,940
Mattress Firm Holding Corp. (a)(d)	24,340	875,266
Monro Muffler Brake, Inc.	81,053	3,811,112
New York & Co., Inc. (a)	66,787	370,668
Office Depot, Inc. (a)(d)	788,527	3,477,404
OfficeMax, Inc.	233,253	3,039,287
Pacific Sunwear of California, Inc. (a)(d)	152,515	501,774
Penske Automotive Group, Inc.	118,227	3,796,269
Perfumania Holdings, Inc. (a)	10,679	62,793
Pier 1 Imports, Inc.	300,229	6,962,311
RadioShack Corp. (d)	296,457	1,096,891
Rent-A-Center, Inc. (d)	159,162	5,822,146
Restoration Hardware Holdings, Inc. (d)	39,405	2,201,557
rue21, Inc. (a)(d)	45,263	1,900,593
Sally Beauty Holdings, Inc. (a)	420,115	12,859,720
Sears Hometown & Outlet Stores, Inc. (a)(d)	21,721	1,208,122
Select Comfort Corp. (a)(d)	151,088	3,352,643
Shoe Carnival, Inc.	42,345	1,028,137
Signet Jewelers Ltd.	222,834	15,266,357
Sonic Automotive, Inc. Class A (sub. vtg.)	95,599	2,176,789
Stage Stores, Inc.	85,893	1,976,398
Stein Mart, Inc.	74,833	967,591
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Systemax, Inc.	25,296	$ 244,106
Tandy Leather Factory, Inc. (a)	3,074	24,162
The Buckle, Inc. (d)	72,506	3,877,621
The Cato Corp. Class A (sub. vtg.)	74,715	1,860,404
The Children's Place Retail Stores, Inc. (a)	66,414	3,541,859
The Men's Wearhouse, Inc.	128,876	4,665,311
The Pep Boys - Manny, Moe & Jack (a)(d)	139,466	1,721,010
Tile Shop Holdings, Inc. (a)	73,701	1,886,746
Tilly's, Inc. (a)	23,212	383,462
Tractor Supply Co.	189,211	21,187,848
Trans World Entertainment Corp.	29,120	137,155
Ulta Salon, Cosmetics & Fragrance, Inc. (d)	162,891	14,783,987
Vitamin Shoppe, Inc. (a)(d)	83,737	3,662,656
West Marine, Inc. (a)	34,107	394,959
Wet Seal, Inc. Class A (a)	251,975	1,249,796
Williams-Sonoma, Inc.	237,933	12,838,865
Winmark Corp.	5,172	309,130
Zale Corp. (a)	86,417	667,139
Zumiez, Inc. (a)	62,820	1,998,932
		325,959,580
Textiles, Apparel & Luxury Goods - 1.3%
American Apparel, Inc. (a)(d)	117,418	228,965
Carter's, Inc.	135,365	9,755,756
Charles & Colvard Ltd. (a)	24,954	111,045
Cherokee, Inc.	28,809	389,498
Columbia Sportswear Co. (d)	45,436	2,736,156
Crocs, Inc. (a)	232,029	4,092,992
Crown Crafts, Inc.	2,227	13,251
Culp, Inc.	19,568	337,548
Deckers Outdoor Corp. (a)	95,398	5,120,965
Delta Apparel, Inc. (a)	17,128	251,439
DGSE Companies, Inc. (a)	6,929	23,559
Fifth & Pacific Companies, Inc. (a)	326,544	7,017,431
Forward Industries, Inc. (NY Shares) (a)(d)	18,823	35,952
G-III Apparel Group Ltd. (a)(d)	43,174	1,818,057
Hanesbrands, Inc.	265,765	13,251,043
Iconix Brand Group, Inc. (a)(d)	168,100	5,058,129
Joe's Jeans, Inc. (a)	112,776	193,975
Lakeland Industries, Inc. (a)	25,549	101,685
Maidenform Brands, Inc. (a)	78,925	1,435,646
Michael Kors Holdings Ltd. (a)	482,250	30,294,945
Movado Group, Inc.	50,636	1,827,960
Oxford Industries, Inc.	39,771	2,612,557
Perry Ellis International, Inc.	47,883	1,010,810
Quiksilver, Inc. (a)(d)	350,385	2,757,530
R.G. Barry Corp.	22,932	328,616
Rocky Brands, Inc.	16,536	241,756

	Shares	Value
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	99,983	$ 2,249,618
Steven Madden Ltd. (a)	112,753	5,468,521
Superior Uniform Group, Inc.	5,649	65,472
Tandy Brands Accessories, Inc. (a)	1,058	635
The Jones Group, Inc.	206,755	3,012,420
True Religion Apparel, Inc.	71,106	2,264,015
Tumi Holdings, Inc. (a)	135,919	3,296,036
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	208,790	12,944,980
Unifi, Inc. (a)	45,178	848,443
Vera Bradley, Inc. (a)(d)	55,277	1,299,010
Wolverine World Wide, Inc. (d)	136,335	7,137,137
		129,633,553
TOTAL CONSUMER DISCRETIONARY		1,556,150,927
CONSUMER STAPLES - 3.5%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	23,608	3,608,247
Coca-Cola Bottling Co. CONSOLIDATED	11,601	693,624
Craft Brew Alliance, Inc. (a)	22,005	166,798
Crystal Rock Holdings, Inc. (a)	4,384	4,209
MGP Ingredients, Inc.	21,690	116,042
National Beverage Corp.	48,005	788,722
Primo Water Corp. (a)(d)	43,402	72,481
REED'S, Inc. (a)(d)	9,804	47,549
		5,497,672
Food & Staples Retailing - 0.5%
Andersons, Inc.	50,040	2,549,038
Arden Group, Inc. Class A	3,147	335,344
Casey's General Stores, Inc.	107,393	6,525,199
Chefs' Warehouse Holdings (a)	27,477	518,766
Crumbs Bake Shop, Inc. (a)(d)	21,400	27,178
Fairway Group Holdings Corp.	42,643	930,470
Fresh Market, Inc. (a)	110,847	5,491,360
Harris Teeter Supermarkets, Inc.	136,232	6,402,904
Ingles Markets, Inc. Class A	32,319	711,664
Nash-Finch Co.	43,985	955,794
Natural Grocers by Vitamin Cottage, Inc.	25,211	714,732
Pizza Inn Holdings, Inc. (a)(d)	8,972	43,155
PriceSmart, Inc. (d)	53,648	4,529,501
Rite Aid Corp. (a)	1,956,763	5,752,883
Roundy's, Inc. (d)	76,810	582,988
Spartan Stores, Inc.	55,486	985,986
SUPERVALU, Inc. (d)	545,406	3,523,323
Susser Holdings Corp. (a)	47,862	2,265,787
The Pantry, Inc. (a)	64,001	800,653
United Natural Foods, Inc. (a)(d)	136,176	7,206,434
Village Super Market, Inc. Class A	10,961	409,941
Weis Markets, Inc.	33,559	1,372,899
		52,635,999
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.9%
Alico, Inc.	8,218	$ 379,261
Annie's, Inc. (a)(d)	38,368	1,492,899
B&G Foods, Inc. Class A	145,533	4,188,440
Boulder Brands, Inc. (a)(d)	166,496	1,746,543
Bunge Ltd.	400,281	27,859,558
Cal-Maine Foods, Inc.	40,627	1,817,652
Calavo Growers, Inc. (d)	37,834	1,124,048
Chiquita Brands International, Inc. (a)	125,854	1,271,125
Coffee Holding Co., Inc.	4,500	31,500
Darling International, Inc. (a)	326,902	6,410,548
Dean Foods Co. (a)(d)	582,000	6,105,180
Diamond Foods, Inc. (a)(d)	65,224	1,011,624
Dole Food Co., Inc. (a)(d)	97,530	923,609
Farmer Brothers Co. (a)	16,489	231,670
Flowers Foods, Inc.	310,695	10,367,892
Fresh Del Monte Produce, Inc.	108,218	2,896,996
Golden Enterprises Ltd.	2,595	9,212
Green Mountain Coffee Roasters, Inc. (a)(d)	339,922	24,858,496
Griffin Land & Nurseries, Inc.	6,082	181,122
Hain Celestial Group, Inc. (a)(d)	124,095	8,267,209
Hillshire Brands Co. (a)	327,156	11,332,684
Ingredion, Inc.	214,869	14,636,876
Inventure Foods, Inc. (a)	25,815	194,129
J&J Snack Foods Corp.	39,507	2,998,581
John B. Sanfilippo & Son, Inc.	24,690	478,245
Lancaster Colony Corp.	54,696	4,510,779
Lifeway Foods, Inc.	13,382	234,319
Limoneira Co.	21,551	418,736
Omega Protein Corp. (a)	55,697	608,211
Overhill Farms, Inc. (a)	28,537	141,258
Pilgrims Pride Corp. (a)	158,457	1,895,146
Pinnacle Foods, Inc.	78,430	1,926,241
Post Holdings, Inc. (a)(d)	91,033	3,840,682
Rocky Mountain Chocolate Factory, Inc.	795	10,383
S&W Seed Co. (a)(d)	19,822	171,262
Sanderson Farms, Inc.	53,062	3,657,033
Seaboard Corp.	896	2,468,731
Seneca Foods Corp. Class A (a)	22,104	706,223
Smithfield Foods, Inc. (a)	355,784	11,719,525
Snyders-Lance, Inc.	136,755	3,544,690
Tootsie Roll Industries, Inc. (d)	74,145	2,329,636
TreeHouse Foods, Inc. (a)	98,655	6,459,929
WhiteWave Foods Co. (d)	217,314	3,789,956
WhiteWave Foods Co. Class B (a)	211,732	3,502,047
		182,749,886
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	119,241	905,039
Church & Dwight Co., Inc.	378,003	22,986,362
Energizer Holdings, Inc.	167,087	15,991,897

	Shares	Value
Harbinger Group, Inc. (a)	49,662	$ 428,086
Ocean Bio-Chem, Inc. (a)	20,307	56,047
Oil-Dri Corp. of America	15,023	409,076
Orchids Paper Products Co.	28,220	706,064
Spectrum Brands Holdings, Inc.	63,228	3,812,016
WD-40 Co.	45,270	2,455,445
		47,750,032
Personal Products - 0.4%
CCA Industries, Inc.	3,083	10,575
Cyanotech Corp. (a)	3,808	21,820
Elizabeth Arden, Inc. (a)	70,330	3,312,543
Herbalife Ltd. (d)	281,001	13,114,317
Inter Parfums, Inc.	44,234	1,326,135
LifeVantage Corp. (a)(d)	307,054	675,519
Mannatech, Inc. (a)	1,576	15,760
MediFast, Inc. (a)(d)	33,601	968,045
Natural Alternatives International, Inc. (a)	20,104	93,685
Nature's Sunshine Products, Inc.	23,769	365,567
Nu Skin Enterprises, Inc. Class A	144,793	8,513,828
Nutraceutical International Corp.	24,021	474,655
Prestige Brands Holdings, Inc. (a)	137,076	4,028,664
Reliv International, Inc.	10,690	14,218
Revlon, Inc. (a)	42,260	840,974
Star Scientific, Inc. (a)(d)	391,769	583,736
The Female Health Co.	51,052	475,294
United-Guardian, Inc.	5,269	136,757
USANA Health Sciences, Inc. (a)(d)	28,896	2,025,321
		36,997,413
Tobacco - 0.1%
Alliance One International, Inc. (a)(d)	300,348	1,093,267
Universal Corp. (d)	61,283	3,593,022
Vector Group Ltd. (d)	172,358	2,766,346
		7,452,635
TOTAL CONSUMER STAPLES		333,083,637
ENERGY - 6.2%
Energy Equipment & Services - 2.7%
Atwood Oceanics, Inc. (a)	152,249	7,994,595
Basic Energy Services, Inc. (a)(d)	97,645	1,303,561
Bolt Technology Corp.	26,764	436,253
Bristow Group, Inc.	100,435	6,312,340
C&J Energy Services, Inc. (a)(d)	120,236	2,236,390
Cal Dive International, Inc. (a)(d)	284,336	588,576
Carbo Ceramics, Inc. (d)	55,841	3,679,922
Dawson Geophysical Co. (a)	20,415	733,103
Dresser-Rand Group, Inc. (a)	207,136	12,552,442
Dril-Quip, Inc. (a)	95,563	8,643,673
ENGlobal Corp. (a)	44,577	28,529
Era Group, Inc. (a)	52,976	1,364,662
Exterran Holdings, Inc. (a)(d)	177,122	5,122,368
Forbes Energy Services Ltd. (a)	18,498	62,338
Forum Energy Technologies, Inc. (a)(d)	57,597	1,710,055
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Geospace Technologies Corp. (a)(d)	35,261	$ 3,062,770
Global Geophysical Services, Inc. (a)	59,223	211,426
GreenHunter Energy, Inc.	33,031	37,325
Gulf Island Fabrication, Inc.	42,009	866,646
Gulfmark Offshore, Inc. Class A	67,494	3,095,275
Helix Energy Solutions Group, Inc. (a)	287,777	6,866,359
Hercules Offshore, Inc. (a)	431,583	2,982,239
Hornbeck Offshore Services, Inc. (a)	85,728	4,459,571
ION Geophysical Corp. (a)(d)	333,619	2,131,825
Key Energy Services, Inc. (a)	409,435	2,653,139
Lufkin Industries, Inc.	91,042	8,035,367
Matrix Service Co. (a)	80,487	1,327,231
McDermott International, Inc. (a)	657,944	6,283,365
Mitcham Industries, Inc. (a)(d)	27,145	423,733
Natural Gas Services Group, Inc. (a)	31,818	715,269
Newpark Resources, Inc. (a)(d)	252,693	2,817,527
Oceaneering International, Inc.	296,436	21,485,681
Oil States International, Inc. (a)	150,471	14,821,394
Parker Drilling Co. (a)	333,010	1,485,225
Patterson-UTI Energy, Inc.	392,880	8,254,409
PHI, Inc. (non-vtg.) (a)(d)	32,223	1,128,449
Pioneer Energy Services Corp. (a)(d)	181,278	1,265,320
RigNet, Inc. (a)	21,464	535,312
RPC, Inc. (d)	186,977	2,354,040
SEACOR Holdings, Inc. (d)	52,976	4,068,027
Superior Energy Services, Inc. (a)	448,090	11,955,041
Tesco Corp. (a)	89,771	1,145,478
TETRA Technologies, Inc. (a)	232,603	2,421,397
TGC Industries, Inc.	35,620	300,277
Tidewater, Inc.	131,475	7,242,958
Transocean Ltd. (United States)	984,275	49,440,133
Unit Corp. (a)	127,215	5,746,302
Weatherford International Ltd. (a)	2,101,872	28,354,253
Willbros Group, Inc. (a)	139,107	936,190
		261,677,760
Oil, Gas & Consumable Fuels - 3.5%
Abraxas Petroleum Corp. (a)(d)	199,696	465,292
Adams Resources & Energy, Inc.	9,909	620,700
Alon USA Energy, Inc.	37,217	681,443
Alpha Natural Resources, Inc. (a)(d)	626,441	4,184,626
Amyris, Inc. (a)(d)	101,160	302,468
APCO Oil and Gas International, Inc. (a)	46,469	570,639
Approach Resources, Inc. (a)(d)	97,272	2,450,282
Arch Coal, Inc.	570,962	2,946,164
Barnwell Industries, Inc. (a)	11,298	42,706
Berry Petroleum Co. Class A	123,047	5,329,166
Bill Barrett Corp. (a)(d)	129,029	2,912,185
BioFuel Energy Corp. (a)(d)	12,280	50,348
Bonanza Creek Energy, Inc. (a)	63,660	2,364,969
BPZ Energy, Inc. (a)(d)	255,353	492,831
Callon Petroleum Co. (a)	102,790	382,379

	Shares	Value
Carrizo Oil & Gas, Inc. (a)(d)	99,712	$ 2,558,610
Ceres, Inc. (a)(d)	5,147	11,118
Cheniere Energy, Inc. (a)	661,508	19,415,260
Cimarex Energy Co.	238,042	16,696,266
Clayton Williams Energy, Inc. (a)	25,327	1,105,017
Clean Energy Fuels Corp. (a)(d)	181,576	2,409,514
Cloud Peak Energy, Inc. (a)	168,361	3,232,531
Cobalt International Energy, Inc. (a)(d)	770,168	19,978,158
Comstock Resources, Inc.	127,212	2,051,930
Concho Resources, Inc. (a)	289,861	24,249,771
Contango Oil & Gas Co.	35,742	1,250,255
Continental Resources, Inc. (a)(d)	158,337	12,845,881
Crimson Exploration, Inc. (a)	84,713	243,973
Crosstex Energy, Inc.	142,544	2,715,463
Cubic Energy, Inc. (a)(d)	119,177	39,328
CVR Energy, Inc. (d)	38,340	2,408,135
Delek US Holdings, Inc.	96,413	3,473,760
DHT Holdings, Inc.	11,700	54,171
Diamondback Energy, Inc.	91,880	3,102,788
Double Eagle Petroleum Co. (a)	27,291	112,439
Earthstone Energy, Inc. (a)(d)	4,213	57,255
Emerald Oil, Inc. (a)	102,829	628,285
Endeavour International Corp. (a)(d)	116,139	378,613
Energen Corp.	195,811	10,610,998
EPL Oil & Gas, Inc. (a)	101,826	3,100,602
Evolution Petroleum Corp. (a)	37,375	396,549
EXCO Resources, Inc. (d)	395,728	3,217,269
FieldPoint Petroleum Corp. (a)	9,981	40,523
FieldPoint Petroleum Corp. warrants 3/23/18 (a)	9,981	7,186
Forest Oil Corp. (a)	302,115	1,374,623
FX Energy, Inc. (a)(d)	130,732	534,694
Gasco Energy, Inc. (a)	14	0
Gastar Exploration Ltd. (a)	171,190	424,551
Gevo, Inc. (a)(d)	47,994	85,909
GMX Resources, Inc. (a)	1	0
Goodrich Petroleum Corp. (a)(d)	65,478	822,404
Green Plains Renewable Energy, Inc. (a)	73,502	1,166,477
Gulfport Energy Corp. (a)	188,283	8,979,216
Halcon Resources Corp. (a)(d)	288,868	1,525,223
Hallador Energy Co.	5,608	44,247
Harvest Natural Resources, Inc. (a)(d)	96,350	279,415
HollyFrontier Corp. (d)	561,019	27,770,441
Houston American Energy Corp. (a)(d)	98,796	39,518
Hyperdynamics Corp. (a)(d)	455,532	214,100
Isramco, Inc. (a)(d)	2,413	235,871
James River Coal Co. (a)(d)	122,505	317,288
KiOR, Inc. Class A (a)(d)	28,186	130,501
Kodiak Oil & Gas Corp. (a)	710,752	6,240,403
Laredo Petroleum Holdings, Inc. (a)(d)	62,382	1,207,716
Lucas Energy, Inc. (a)(d)	25,312	33,918
Magellan Petroleum Corp. (a)	109,622	110,718
Magnum Hunter Resources Corp. (a)(d)	455,095	1,560,976
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	19,383	$ 1,938
Matador Resources Co. (a)(d)	117,081	1,168,468
McMoRan Exploration Co. (a)	277,068	4,607,641
Mexco Energy Corp. (a)	2,175	12,550
Midstates Petroleum Co., Inc. (a)	85,469	583,753
Miller Energy Resources, Inc. (a)(d)	137,671	554,814
Northern Oil & Gas, Inc. (a)(d)	167,032	2,199,811
Oasis Petroleum, Inc. (a)(d)	197,006	7,320,743
Pacific Ethanol, Inc. (a)(d)	23,113	101,466
Panhandle Royalty Co. Class A	15,804	461,477
PBF Energy, Inc. Class A (d)	64,731	1,888,203
PDC Energy, Inc. (a)	80,712	4,131,647
Penn Virginia Corp. (d)	140,473	654,604
Petroquest Energy, Inc. (a)(d)	165,233	756,767
PostRock Energy Corp. (a)	17,510	23,814
PrimeEnergy Corp. (a)	1,965	58,636
Pyramid Oil Co. (a)	7,060	28,593
Quicksilver Resources, Inc. (a)(d)	319,196	708,615
Recovery Energy, Inc. (a)(d)	5,111	8,586
Renewable Energy Group, Inc. (a)	39,459	533,880
Rentech, Inc. (d)	686,373	1,510,021
Resolute Energy Corp. (a)(d)	183,571	1,545,668
Rex American Resources Corp. (a)	16,822	469,670
Rex Energy Corp. (a)	118,959	1,975,909
Rosetta Resources, Inc. (a)	159,425	7,470,656
Royale Energy, Inc. (a)	11,555	31,661
Sanchez Energy Corp. (a)(d)	41,525	908,152
SandRidge Energy, Inc. (a)(d)	952,892	4,926,452
Saratoga Resources, Inc. (a)(d)	25,695	58,328
SemGroup Corp. Class A	114,004	5,964,689
SM Energy Co.	181,523	11,007,555
Solazyme, Inc. (a)(d)	103,823	1,279,099
Stone Energy Corp. (a)	136,152	3,064,782
Swift Energy Co. (a)(d)	128,311	1,739,897
Synergy Resources Corp. (a)	110,813	750,204
Syntroleum Corp. (a)	16,642	113,498
Targa Resources Corp.	89,113	5,740,659
Teekay Corp.	106,117	4,100,361
Tengasco, Inc. (a)	63,216	36,033
Ultra Petroleum Corp. (a)(d)	419,232	9,550,105
Uranium Energy Corp. (a)(d)	202,850	434,099
Uranium Resources, Inc. (a)(d)	18,657	55,038
US Energy Corp. (a)	91,127	164,940
USEC, Inc. (a)(d)	388,801	143,662
VAALCO Energy, Inc. (a)(d)	163,801	1,002,462
Verenium Corp. (a)(d)	32,819	73,515
W&T Offshore, Inc.	102,777	1,514,933
Warren Resources, Inc. (a)	175,353	513,784
Western Refining, Inc. (d)	157,084	5,241,893
Westmoreland Coal Co. (a)	24,842	298,104

	Shares	Value
Whiting Petroleum Corp. (a)	319,783	$ 14,732,403
World Fuel Services Corp.	204,493	8,329,000
ZaZa Energy Corp. (a)(d)	66,207	92,690
Zion Oil & Gas, Inc. (a)(d)	112,487	192,353
		334,124,336
TOTAL ENERGY		595,802,096
FINANCIALS - 22.3%
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (a)	139,090	22,810,760
Arlington Asset Investment Corp.	37,340	1,017,888
Artisan Partners Asset Management, Inc.	31,017	1,449,424
BGC Partners, Inc. Class A	293,518	1,617,284
Calamos Asset Management, Inc. Class A	55,832	587,353
CIFI Corp. (a)	13,714	105,461
Cohen & Steers, Inc.	51,907	1,958,970
Cowen Group, Inc. Class A (a)	250,464	773,934
Diamond Hill Investment Group, Inc.	6,707	548,566
Eaton Vance Corp. (non-vtg.)	328,067	13,618,061
Evercore Partners, Inc. Class A	75,750	3,008,790
FBR & Co. (a)	35,461	858,156
Federated Investors, Inc. Class B (non-vtg.) (d)	256,760	7,104,549
Financial Engines, Inc.	120,148	5,180,782
FXCM, Inc. Class A	73,920	1,025,270
GAMCO Investors, Inc. Class A	14,987	799,556
GFI Group, Inc.	188,467	767,061
Gleacher & Co., Inc. (a)	9,266	127,315
Greenhill & Co., Inc.	67,164	3,345,439
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	41,668	479,599
HFF, Inc.	93,873	1,765,751
ICG Group, Inc. (a)	113,828	1,264,629
Institutional Financial Markets, Inc.	16,813	33,122
INTL FCStone, Inc. (a)(d)	36,432	646,668
Investment Technology Group, Inc. (a)	111,776	1,543,627
Janus Capital Group, Inc.	520,068	4,560,996
JMP Group, Inc.	44,707	306,243
Knight Capital Group, Inc. Class A (a)(d)	774,090	2,809,947
Ladenburg Thalmann Financial Services, Inc. (a)	282,944	447,052
LPL Financial	108,618	4,027,555
Manning & Napier, Inc. Class A	31,749	631,488
Medallion Financial Corp.	52,498	780,120
Oppenheimer Holdings, Inc. Class A (non-vtg.)	32,675	648,926
Piper Jaffray Companies (a)(d)	44,362	1,584,167
Pzena Investment Management, Inc.	48,219	326,925
Raymond James Financial, Inc.	308,355	13,558,369
Safeguard Scientifics, Inc. (a)	52,134	822,675
SEI Investments Co.	372,660	11,407,123
Stifel Financial Corp. (a)(d)	167,810	6,039,482
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
SWS Group, Inc. (a)	80,179	$ 480,272
TD Ameritrade Holding Corp. (d)	615,324	14,423,195
Teton Advisors, Inc. (a)	145	2,900
U.S. Global Investments, Inc. Class A	36,632	99,273
Virtus Investment Partners, Inc. (a)	15,774	3,657,360
Waddell & Reed Financial, Inc. Class A (d)	238,959	11,001,672
Walter Investment Management Corp. (a)	94,794	3,451,450
Westwood Holdings Group, Inc.	13,202	564,253
WisdomTree Investments, Inc. (a)	169,280	2,105,843
		156,175,301
Commercial Banks - 4.4%
1st Source Corp.	36,261	877,879
1st United Bancorp, Inc.	67,638	432,883
Access National Corp.	15,817	204,514
ACNB Corp.	11,654	197,768
Ameriana Bancorp	2,223	23,053
American National Bankshares, Inc.	18,331	397,599
American River Bankshares (a)	3,552	29,517
Ameris Bancorp (a)(d)	58,242	962,158
AmeriServ Financial, Inc.	14,728	44,773
Ames National Corp.	16,110	330,738
Arrow Financial Corp.	30,885	760,698
Associated Banc-Corp.	491,481	7,573,722
Auburn National Bancorp., Inc.	2,289	50,289
BancFirst Corp.	20,263	868,472
Bancorp, Inc., Delaware (a)	89,766	1,289,937
BancorpSouth, Inc.	226,260	3,882,622
Bank of Hawaii Corp. (d)	127,799	6,438,514
Bank of Kentucky Financial Corp.	10,625	275,719
Bank of Marin Bancorp	13,108	510,688
Bank of the Ozarks, Inc.	83,583	3,648,398
BankUnited, Inc.	141,131	3,469,000
Banner Bank	52,864	1,695,877
Bar Harbor Bankshares	9,461	340,028
BBCN Bancorp, Inc.	220,714	2,845,003
BCB Bancorp, Inc.	9,297	94,922
Berkshire Bancorp, Inc.	4,024	32,594
BNC Bancorp	53,487	578,194
BOK Financial Corp.	87,786	5,714,869
Boston Private Financial Holdings, Inc.	225,801	2,224,140
Bridge Bancorp, Inc.	17,303	370,457
Bridge Capital Holdings (a)(d)	18,425	279,876
Bryn Mawr Bank Corp.	22,784	516,741
BSB Bancorp, Inc. (a)	19,579	267,058
C & F Financial Corp.	4,436	212,928
Camden National Corp.	16,328	613,933
Capital Bank Financial Corp.:
rights	10,774	0
Series A	31,264	559,626
Capital City Bank Group, Inc. (a)(d)	33,531	381,918

	Shares	Value
CapitalSource, Inc.	598,498	$ 5,631,866
Cardinal Financial Corp.	85,663	1,296,938
Cascade Bancorp (a)(d)	30,976	178,112
Cathay General Bancorp	212,116	4,303,834
Center Bancorp, Inc.	24,871	322,826
Centerstate Banks of Florida, Inc.	66,005	566,323
Central Pacific Financial Corp. (a)	87,049	1,596,479
Century Bancorp, Inc. Class A (non-vtg.)	7,814	277,319
Chemical Financial Corp.	72,293	1,886,124
Chemung Financial Corp.	9,277	310,780
CIT Group, Inc. (a)	553,135	25,488,461
Citizens & Northern Corp.	30,086	586,677
Citizens Holding Co.	2,280	44,027
City Holding Co.	43,340	1,717,131
City National Corp.	125,588	7,881,903
CNB Financial Corp., Pennsylvania	24,450	404,892
CoBiz, Inc.	133,405	1,153,953
Colony Bankcorp, Inc. (a)	4,518	32,259
Columbia Banking Systems, Inc.	149,812	3,271,894
Commerce Bancshares, Inc.	225,326	9,806,188
Community Bank System, Inc.	121,956	3,580,628
Community Partners Bancorp	1,393	9,180
Community Trust Bancorp, Inc.	38,828	1,365,969
Crescent Financial Bancshares, Inc. (a)(d)	5,656	23,642
CU Bancorp (a)	16,798	249,114
Cullen/Frost Bankers, Inc.	165,710	10,663,439
CVB Financial Corp.	254,538	2,919,551
Eagle Bancorp, Inc., Maryland (d)	55,678	1,253,312
East West Bancorp, Inc.	385,869	10,163,789
Eastern Virginia Bankshares, Inc. (a)	3,012	15,964
Eastern Virginia Bankshares, Inc. rights (a)	3,012	409
Enterprise Bancorp, Inc.	14,913	246,810
Enterprise Financial Services Corp.	42,722	652,365
Farmers Capital Bank Corp. (a)	9,906	212,385
Farmers National Banc Corp.	41,229	259,330
Fidelity Southern Corp.	15,247	195,619
Financial Institutions, Inc.	28,782	561,537
First Bancorp, North Carolina	37,879	539,776
First Bancorp, Puerto Rico (a)	186,883	1,141,855
First Busey Corp.	193,866	849,133
First California Financial Group, Inc. (a)	58,547	497,650
First Citizen Bancshares, Inc.	16,730	3,300,327
First Commonwealth Financial Corp.	300,136	2,163,981
First Community Bancshares, Inc.	36,337	553,413
First Connecticut Bancorp, Inc.	47,822	680,985
First Financial Bancorp, Ohio	172,984	2,665,683
First Financial Bankshares, Inc. (d)	91,048	5,007,640
First Financial Corp., Indiana	28,823	886,307
First Financial Holdings, Inc.	43,715	921,075
First Financial Service Corp. (a)	745	2,585
First Interstate Bancsystem, Inc.	60,841	1,204,043
First M&F Corp.	16,637	253,881
First Merchants Corp.	82,466	1,365,637
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Midwest Bancorp, Inc., Delaware	223,862	$ 2,946,024
First Niagara Financial Group, Inc.	960,940	9,388,384
First of Long Island Corp.	17,771	558,543
First Republic Bank	189,911	7,057,093
First Security Group, Inc. (a)	1,070	4,548
First Security Group, Inc. rights (a)	1,070	5,885
First South Bancorp, Inc., Virginia (a)	39,689	261,154
First United Corp. (a)	14,602	108,639
Firstbank Corp., Michigan	8,342	113,034
FirstMerit Corp.	493,010	9,303,099
FNB Corp., Pennsylvania	429,299	4,936,939
FNB United Corp. (a)(d)	21,639	184,364
Fulton Financial Corp.	554,786	6,374,491
German American Bancorp, Inc.	31,184	681,682
Glacier Bancorp, Inc.	204,163	3,968,929
Great Southern Bancorp, Inc.	21,585	580,852
Guaranty Bancorp	27,078	292,442
Hampton Roads Bankshares, Inc. (a)(d)	275,254	357,830
Hancock Holding Co.	240,879	6,877,095
Hanmi Financial Corp. (a)	91,634	1,442,319
Hawthorn Bancshares, Inc.	6,721	79,980
Heartland Financial USA, Inc.	34,729	946,018
Heritage Commerce Corp. (a)	57,846	390,461
Heritage Financial Corp., Washington	35,332	487,935
Heritage Oaks Bancorp (a)	40,793	241,495
Home Bancshares, Inc.	67,151	2,827,057
HomeTrust Bancshares, Inc.	58,805	955,581
Horizon Bancorp Industries	16,035	313,965
Hudson Valley Holding Corp.	41,056	735,313
IBERIABANK Corp.	86,353	4,450,634
Independent Bank Corp. (a)	22,677	143,999
Independent Bank Corp., Massachusetts	66,885	2,203,861
Independent Bank Group, Inc.	8,280	235,152
International Bancshares Corp. (d)	156,908	3,417,456
Intervest Bancshares Corp. Class A (a)	36,027	234,176
Investors Bancorp, Inc.	153,203	3,030,355
Lakeland Bancorp, Inc. (d)	63,849	632,744
Lakeland Financial Corp.	41,921	1,156,181
Macatawa Bank Corp. (a)	64,065	352,358
MainSource Financial Group, Inc.	47,324	657,804
MB Financial, Inc.	161,985	4,132,237
MBT Financial Corp. (a)	11,242	43,169
Mercantile Bank Corp.	19,339	324,702
Merchants Bancshares, Inc.	14,012	397,520
Metro Bancorp, Inc. (a)	42,825	826,951
Metrocorp Bancshares, Inc. (a)	35,019	342,486
Middleburg Financial Corp.	14,592	277,978
Midsouth Bancorp, Inc.	24,320	359,936
MidWestOne Financial Group, Inc.	16,620	393,894
Monarch Financial Holdings, Inc.	10,098	110,876

	Shares	Value
National Bank Holdings Corp.	38,129	$ 691,660
National Bankshares, Inc.	16,169	539,883
National Penn Bancshares, Inc.	360,273	3,559,497
NBT Bancorp, Inc.	135,407	2,691,891
NewBridge Bancorp (a)	44,468	264,140
North Valley Bancorp (a)	6,149	109,883
Northeast Bancorp	15,002	146,270
Northrim Bancorp, Inc.	12,118	269,868
Norwood Financial Corp.	3,054	95,438
OBA Financial Services, Inc. (a)	5,103	93,436
OFG Bancorp (d)	124,525	2,214,055
Ohio Valley Banc Corp.	7,485	153,068
Old National Bancorp, Indiana	292,354	3,905,849
Old Second Bancorp, Inc. (a)(d)	34,774	198,560
OmniAmerican Bancorp, Inc. (a)	23,607	525,728
Orrstown Financial Services, Inc. (a)	18,291	288,998
Pacific Continental Corp.	43,214	483,997
Pacific Mercantile Bancorp (a)	29,298	162,311
Pacific Premier Bancorp, Inc. (a)	35,923	424,251
PacWest Bancorp (d)	89,269	2,573,625
Park National Corp. (d)	38,738	2,676,021
Park Sterling Corp. (a)	124,780	729,963
Patriot National Bancorp, Inc. (a)	14,022	18,930
Peapack-Gladstone Financial Corp.	17,211	264,017
Penns Woods Bancorp, Inc.	10,096	409,797
Peoples Bancorp of North Carolina	1,842	22,159
Peoples Bancorp, Inc.	20,106	402,924
Peoples Financial Corp., Mississippi	7,232	94,378
Pinnacle Financial Partners, Inc. (a)(d)	92,448	2,320,445
Popular, Inc. (a)	292,465	8,773,950
Porter Bancorp, Inc. (a)	3,733	3,136
Preferred Bank, Los Angeles (a)	20,724	335,107
Premier Financial Bancorp, Inc.	6,092	75,541
PrivateBancorp, Inc.	171,662	3,323,376
Prosperity Bancshares, Inc. (d)	132,035	6,613,633
QCR Holdings, Inc.	6,005	93,378
Renasant Corp. (d)	68,671	1,636,430
Republic Bancorp, Inc., Kentucky Class A	27,775	661,323
Republic First Bancorp, Inc. (a)	44,636	137,479
Royal Bancshares of Pennsylvania, Inc. Class A (a)	6,704	10,056
S&T Bancorp, Inc.	80,229	1,551,629
S.Y. Bancorp, Inc.	30,337	731,122
Sandy Spring Bancorp, Inc.	57,184	1,224,881
SB Financial Group, Inc.	532	4,474
SCBT Financial Corp.	49,810	2,492,991
Seacoast Banking Corp., Florida (a)	235,806	497,551
Shore Bancshares, Inc. (a)	20,686	151,008
Sierra Bancorp	31,765	435,498
Signature Bank (a)(d)	126,426	9,757,559
Simmons First National Corp. Class A	36,954	950,826
Southern National Bancorp of Virginia, Inc.	12,282	125,891
Southside Bancshares, Inc.	45,590	1,032,158
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Southwest Bancorp, Inc., Oklahoma (a)	44,454	$ 593,905
State Bank Financial Corp.	89,167	1,379,413
StellarOne Corp.	55,996	876,337
Sterling Bancorp, New York	87,827	1,049,533
Sterling Financial Corp.	93,198	2,108,139
Suffolk Bancorp (a)	25,339	381,605
Summit Financial Group, Inc. (a)	1,800	14,436
Sun Bancorp, Inc., New Jersey (a)	136,043	419,012
Susquehanna Bancshares, Inc.	546,585	6,564,486
SVB Financial Group (a)	123,472	9,555,498
Synovus Financial Corp.	2,144,462	5,875,826
Taylor Capital Group, Inc. (a)	49,339	819,521
TCF Financial Corp.	458,768	6,606,259
Texas Capital Bancshares, Inc. (a)(d)	113,795	5,025,187
The First Bancorp, Inc.	21,478	342,359
Tompkins Financial Corp.	33,792	1,403,720
TowneBank (d)	71,193	1,035,146
Trico Bancshares (d)	35,094	700,476
Trustmark Corp.	190,066	4,844,782
UMB Financial Corp.	96,144	5,104,285
Umpqua Holdings Corp.	308,713	4,173,800
Union Bankshares, Inc.	388	8,338
Union First Market Bankshares Corp.	55,751	1,116,135
United Bancorp, Inc.	370	2,675
United Bankshares, Inc., West Virginia	132,968	3,458,498
United Community Banks, Inc., Georgia (a)	127,900	1,515,615
United Security Bancshares, Inc. (a)	8,545	73,658
United Security Bancshares, California	7,563	32,370
Univest Corp. of Pennsylvania	38,304	686,025
Valley National Bancorp (d)	579,548	5,401,387
Virginia Commerce Bancorp, Inc. (a)	67,965	924,324
Washington Banking Co., Oak Harbor	41,106	560,686
Washington Trust Bancorp, Inc.	35,763	997,072
Webster Financial Corp.	245,600	5,734,760
WesBanco, Inc.	88,913	2,227,271
West Bancorp., Inc.	28,408	328,965
Westamerica Bancorp. (d)	81,623	3,675,484
Westbury Bancorp, Inc.	13,612	181,856
Western Alliance Bancorp. (a)(d)	209,617	3,081,370
Wilshire Bancorp, Inc.	178,133	1,175,678
Wintrust Financial Corp.	99,831	3,767,622
Xenith Bankshares, Inc. (a)	17,541	90,336
Yadkin Financial Corp. (a)	27,651	346,467
		417,518,081
Consumer Finance - 0.4%
Asset Acceptance Capital Corp. (a)	38,290	259,989
Asta Funding, Inc.	25,295	232,461
Atlanticus Holdings Corp. (a)(d)	33,601	131,380
Cash America International, Inc.	82,771	3,949,004
Consumer Portfolio Services, Inc. (a)	25,388	197,265

	Shares	Value
Credit Acceptance Corp. (a)	32,853	$ 3,740,643
DFC Global Corp. (a)	116,629	1,737,772
Encore Capital Group, Inc. (a)(d)	59,733	2,130,676
EZCORP, Inc. (non-vtg.) Class A (a)	135,061	2,583,717
First Cash Financial Services, Inc. (a)	76,532	4,118,187
First Marblehead Corp. (a)(d)	159,362	188,047
Green Dot Corp. Class A (a)(d)	50,635	909,911
Imperial Holdings, Inc. (a)	53,799	369,599
Nelnet, Inc. Class A	70,729	2,762,675
Netspend Holdings, Inc. (a)	79,136	1,266,967
Portfolio Recovery Associates, Inc. (a)(d)	46,695	7,110,248
QC Holdings, Inc.	15,915	47,904
Regional Management Corp. (a)	1,398	32,993
World Acceptance Corp. (a)(d)	40,711	3,760,068
		35,529,506
Diversified Financial Services - 0.4%
California First National Bancorp	1,545	25,446
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	232,203	9,320,628
Gain Capital Holdings, Inc.	33,841	181,049
ING U.S., Inc. (d)	204,064	5,821,946
Interactive Brokers Group, Inc.	123,237	1,943,447
Life Partners Holdings, Inc. (d)	51,198	186,361
MarketAxess Holdings, Inc.	101,760	4,412,314
Marlin Business Services Corp.	22,984	537,366
MicroFinancial, Inc.	17,898	129,761
MSCI, Inc. Class A (a)	335,769	11,832,500
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(d)	69,745	892,736
PHH Corp. (a)(d)	152,958	3,083,633
PICO Holdings, Inc. (a)(d)	63,495	1,434,352
Resource America, Inc. Class A	23,799	228,708
Vector Capital Corp. rights (a)	49,572	1
		40,030,248
Insurance - 4.3%
Alleghany Corp. (a)	46,902	18,291,780
Allied World Assurance Co. Holdings Ltd.	98,437	8,801,252
American Equity Investment Life Holding Co. (d)	177,325	2,872,665
American Financial Group, Inc.	210,353	10,214,742
American National Insurance Co.	30,161	3,012,481
American Safety Insurance Group Ltd. (a)(d)	25,797	618,096
Amerisafe, Inc.	51,202	1,737,284
Amtrust Financial Services, Inc. (d)	73,829	2,438,572
Arch Capital Group Ltd. (a)(d)	362,986	18,588,513
Argo Group International Holdings, Ltd.	79,061	3,131,606
Arthur J. Gallagher & Co.	334,475	14,609,868
Aspen Insurance Holdings Ltd.	182,694	6,712,178
Assured Guaranty Ltd.	529,041	11,966,907
Axis Capital Holdings Ltd.	311,323	13,561,230
Baldwin & Lyons, Inc. Class B	20,123	476,714
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Brown & Brown, Inc.	321,080	$ 10,361,252
Citizens, Inc. Class A (a)(d)	96,952	589,468
CNA Financial Corp.	99,168	3,388,571
CNO Financial Group, Inc.	606,416	7,483,173
Crawford & Co. Class B	69,141	470,159
Donegal Group, Inc. Class A	26,385	390,498
Eastern Insurance Holdings, Inc.	16,085	296,447
eHealth, Inc. (a)	59,193	1,457,332
EMC Insurance Group	12,011	333,065
Employers Holdings, Inc.	110,478	2,733,226
Endurance Specialty Holdings Ltd.	126,146	6,348,928
Enstar Group Ltd. (a)(d)	23,037	2,908,882
Erie Indemnity Co. Class A	71,415	5,421,113
Everest Re Group Ltd.	137,063	17,764,735
FBL Financial Group, Inc. Class A	35,194	1,446,121
Federated National Holding Co.	8,797	79,173
Fidelity National Financial, Inc. Class A	590,595	15,538,554
First Acceptance Corp. (a)	24,679	32,576
First American Financial Corp.	305,175	7,287,579
Fortegra Financial Corp. (a)	15,197	111,090
Global Indemnity PLC (a)	37,631	852,718
Greenlight Capital Re, Ltd. (a)	78,915	1,908,954
Hallmark Financial Services, Inc. (a)	27,548	250,411
Hanover Insurance Group, Inc.	123,205	6,188,587
HCC Insurance Holdings, Inc.	273,863	11,735,030
Health Insurance Innovations	12,600	126,504
Hilltop Holdings, Inc. (a)(d)	103,357	1,653,712
Homeowners Choice, Inc. (d)	24,144	839,245
Horace Mann Educators Corp.	105,242	2,557,381
Independence Holding Co.	12,745	142,871
Infinity Property & Casualty Corp.	30,905	1,784,764
Investors Title Co.	2,693	192,927
Kansas City Life Insurance Co.	10,866	411,604
Kemper Corp.	151,009	5,155,447
Maiden Holdings Ltd.	143,671	1,534,406
Markel Corp. (a)	35,387	18,503,508
MBIA, Inc. (a)	385,635	5,495,299
Meadowbrook Insurance Group, Inc.	121,669	975,785
Mercury General Corp.	100,895	4,518,078
Montpelier Re Holdings Ltd.	171,990	4,298,030
National Financial Partners Corp. (a)	130,377	3,286,804
National Interstate Corp.	28,500	826,785
National Western Life Insurance Co. Class A	7,450	1,460,126
Navigators Group, Inc. (a)(d)	29,134	1,699,095
Old Republic International Corp.	677,191	9,216,570
OneBeacon Insurance Group Ltd.	54,474	774,620
PartnerRe Ltd. (d)	162,245	14,707,509
Phoenix Companies, Inc. (a)	13,905	586,235
Platinum Underwriters Holdings Ltd.	82,406	4,705,383
Primerica, Inc.	127,657	4,496,080

	Shares	Value
ProAssurance Corp.	165,056	$ 8,285,811
Protective Life Corp.	213,212	8,247,040
Reinsurance Group of America, Inc.	193,121	12,724,743
RenaissanceRe Holdings Ltd.	119,073	10,235,515
RLI Corp.	47,991	3,603,164
Safety Insurance Group, Inc.	33,267	1,741,860
Selective Insurance Group, Inc.	157,156	3,729,312
StanCorp Financial Group, Inc.	120,916	5,493,214
State Auto Financial Corp.	33,712	615,581
Stewart Information Services Corp. (d)	53,751	1,488,365
Symetra Financial Corp.	233,995	3,266,570
Tower Group International Ltd.	102,663	1,984,476
United Fire Group, Inc.	58,612	1,573,732
United Insurance Holdings Corp.	7,545	48,665
Universal Insurance Holdings, Inc.	99,404	663,025
Validus Holdings Ltd.	271,523	9,804,696
W.R. Berkley Corp.	296,537	12,149,121
White Mountains Insurance Group Ltd.	15,566	9,202,152
		407,217,340
Real Estate Investment Trusts - 9.5%
Acadia Realty Trust (SBI)	158,981	4,120,788
AG Mortgage Investment Trust, Inc.	72,087	1,650,071
Agree Realty Corp.	35,028	1,167,483
Alexanders, Inc.	7,463	2,271,663
Alexandria Real Estate Equities, Inc.	192,324	13,174,194
American Assets Trust, Inc.	97,861	3,151,124
American Campus Communities, Inc.	293,721	11,992,628
American Capital Agency Corp.	1,071,303	27,639,617
American Capital Mortgage Investment Corp. (d)	156,148	3,290,038
American Realty Capital Properties, Inc.	413,707	6,296,621
American Residential Properties, Inc. (a)	43,261	852,674
AmREIT, Inc. Class B	7,062	140,393
Annaly Capital Management, Inc. (d)	2,669,489	36,251,661
Anworth Mortgage Asset Corp.	408,747	2,301,246
Apollo Commercial Real Estate Finance, Inc.	94,271	1,571,498
Apollo Residential Mortgage, Inc.	101,348	1,931,693
Arbor Realty Trust, Inc.	95,842	649,809
Ares Commercial Real Estate Corp. (d)	43,580	706,432
Armada Hoffler Properties, Inc.	52,271	599,548
Armour Residential REIT, Inc.	1,020,590	5,266,244
Ashford Hospitality Trust, Inc.	181,667	2,399,821
Associated Estates Realty Corp.	139,318	2,288,995
Aviv REIT, Inc.	35,359	916,505
BioMed Realty Trust, Inc.	485,606	10,163,734
Blackstone Mortgage Trust, Inc. (d)	69,442	1,831,186
Brandywine Realty Trust (SBI)	426,781	6,043,219
BRE Properties, Inc.	211,107	10,553,239
BRT Realty Trust (a)	8,802	67,247
Camden Property Trust (SBI)	231,142	16,006,584
Campus Crest Communities, Inc.	186,073	2,353,823
CapLease, Inc.	232,313	2,002,538
Capstead Mortgage Corp.	274,087	3,365,788
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc. (d)	428,503	$ 9,851,284
Cedar Shopping Centers, Inc.	158,182	909,547
Chatham Lodging Trust	50,084	929,058
Chesapeake Lodging Trust	135,787	3,061,997
Chimera Investment Corp.	2,849,043	8,689,581
Colonial Properties Trust (SBI)	240,845	5,325,083
Colony Financial, Inc.	177,346	3,928,214
CommonWealth REIT	321,771	6,576,999
Coresite Realty Corp. (d)	71,084	2,283,218
Corporate Office Properties Trust (SBI)	239,683	6,382,758
Corrections Corp. of America	344,624	12,113,534
Cousins Properties, Inc.	306,751	3,165,670
CubeSmart	362,317	5,670,261
CyrusOne, Inc.	49,783	1,079,295
CYS Investments, Inc.	473,910	4,871,795
DCT Industrial Trust, Inc.	759,202	5,602,911
DDR Corp.	638,907	11,155,316
DiamondRock Hospitality Co.	537,586	5,112,443
Digital Realty Trust, Inc.	342,870	20,884,212
Douglas Emmett, Inc.	366,308	9,337,191
Duke Realty LP	884,152	14,650,399
DuPont Fabros Technology, Inc. (d)	182,803	4,429,317
EastGroup Properties, Inc.	84,668	4,975,938
Education Realty Trust, Inc.	344,355	3,601,953
Ellington Residential Mortgage REIT (d)	20,297	393,762
EPR Properties	126,120	6,611,210
Equity Lifestyle Properties, Inc.	103,916	8,019,198
Equity One, Inc.	182,914	4,267,384
Essex Property Trust, Inc.	102,098	16,043,680
Excel Trust, Inc.	137,049	1,830,975
Extra Space Storage, Inc.	280,366	11,744,532
Federal Realty Investment Trust (SBI)	174,163	18,766,063
FelCor Lodging Trust, Inc. (a)	320,776	1,975,980
First Industrial Realty Trust, Inc.	290,944	4,914,044
First Potomac Realty Trust	155,718	2,130,222
Franklin Street Properties Corp.	232,758	3,170,164
General Growth Properties, Inc.	1,226,785	25,185,896
Getty Realty Corp.	107,657	2,256,491
Gladstone Commercial Corp.	36,171	706,781
Glimcher Realty Trust	415,125	4,848,660
Government Properties Income Trust (d)	153,826	3,739,510
Gramercy Property Trust, Inc. (a)	181,520	820,470
Gyrodyne Co. of America, Inc.	2,317	169,489
Hatteras Financial Corp.	273,952	7,073,441
Healthcare Realty Trust, Inc.	245,933	6,544,277
Healthcare Trust of America, Inc.	174,078	2,000,156
Hersha Hospitality Trust	511,028	2,923,080
Highwoods Properties, Inc. (SBI)	206,615	7,524,918
Home Properties, Inc.	142,006	8,629,705
Hospitality Properties Trust (SBI)	371,082	10,828,173
Hudson Pacific Properties, Inc.	127,021	2,742,383

	Shares	Value
Inland Real Estate Corp.	216,373	$ 2,222,151
Invesco Mortgage Capital, Inc.	360,968	6,732,053
Investors Real Estate Trust	288,497	2,596,473
iStar Financial, Inc. (a)(d)	266,363	3,172,383
JAVELIN Mortgage Investment Corp.	36,878	567,552
Kilroy Realty Corp.	201,926	10,683,905
Kite Realty Group Trust	256,616	1,557,659
LaSalle Hotel Properties (SBI)	263,248	6,949,747
Lexington Corporate Properties Trust (d)	497,949	6,269,178
Liberty Property Trust (SBI)	321,477	13,045,537
LTC Properties, Inc.	92,612	3,853,585
Mack-Cali Realty Corp.	220,546	5,844,469
Medical Properties Trust, Inc.	401,720	5,961,525
MFA Financial, Inc.	968,177	8,500,594
Mid-America Apartment Communities, Inc.	113,310	7,701,681
Monmouth Real Estate Investment Corp. Class A	115,786	1,187,964
MPG Office Trust, Inc. (a)	193,026	604,171
National Health Investors, Inc.	71,343	4,442,529
National Retail Properties, Inc. (d)	307,475	11,029,128
New York Mortgage Trust, Inc. (d)	173,269	1,171,298
NorthStar Realty Finance Corp.	503,638	4,245,668
Omega Healthcare Investors, Inc. (d)	299,002	9,690,655
One Liberty Properties, Inc.	35,770	946,117
Parkway Properties, Inc.	117,623	2,020,763
Pebblebrook Hotel Trust	178,039	4,671,743
Pennsylvania Real Estate Investment Trust (SBI)	169,272	3,366,820
PennyMac Mortgage Investment Trust (d)	161,488	3,496,215
Piedmont Office Realty Trust, Inc. Class A	450,296	8,551,121
PMC Commercial Trust	13,962	118,258
Post Properties, Inc.	149,740	7,157,572
Potlatch Corp.	114,958	5,222,542
Power (REIT)	1,227	11,546
Preferred Apartment Communities, Inc. Class A (d)	6,866	58,361
PS Business Parks, Inc.	51,803	3,953,087
RAIT Financial Trust (d)	178,281	1,367,415
Ramco-Gershenson Properties Trust (SBI)	173,534	2,708,866
Rayonier, Inc.	337,651	18,705,865
Realty Income Corp.	529,202	24,052,231
Redwood Trust, Inc.	224,540	4,302,186
Regency Centers Corp.	247,257	12,758,461
Resource Capital Corp.	330,563	2,046,185
Retail Opportunity Investments Corp.	143,100	2,009,124
Retail Properties America, Inc.	109,193	1,666,285
RLJ Lodging Trust	331,781	7,684,048
Rouse Properties, Inc. (d)	70,887	1,425,538
Ryman Hospitality Properties, Inc. (d)	142,398	5,448,147
Sabra Health Care REIT, Inc.	104,213	2,818,962
Saul Centers, Inc.	35,922	1,608,946
Select Income (REIT)	47,478	1,292,826
Senior Housing Properties Trust (SBI)	508,258	13,138,469
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Silver Bay Realty Trust Corp. (d)	86,892	$ 1,549,284
SL Green Realty Corp.	241,747	21,027,154
SoTHERLY Hotels, Inc.	27,804	121,503
Sovran Self Storage, Inc.	84,622	5,489,429
Spirit Realty Capital, Inc.	84,207	1,690,034
Stag Industrial, Inc.	111,041	2,442,902
Starwood Property Trust, Inc. (d)	442,355	11,222,546
Strategic Hotel & Resorts, Inc. (a)	494,343	3,974,518
Summit Hotel Properties, Inc.	183,896	1,815,054
Sun Communities, Inc.	89,455	4,470,066
Sunstone Hotel Investors, Inc. (a)	440,256	5,309,487
Supertel Hospitality, Inc., Maryland (a)	13,197	12,405
Tanger Factory Outlet Centers, Inc.	246,823	8,510,457
Taubman Centers, Inc.	169,917	13,691,912
Terreno Realty Corp.	44,036	838,005
The Geo Group, Inc.	193,501	6,737,705
Two Harbors Investment Corp.	963,906	10,631,883
UDR, Inc.	679,502	16,559,464
UMH Properties, Inc.	42,800	451,112
Universal Health Realty Income Trust (SBI)	36,821	1,663,205
Urstadt Biddle Properties, Inc. Class A	76,950	1,620,567
Washington (REIT) (SBI)	186,807	5,196,971
Weingarten Realty Investors (SBI)	296,983	9,467,818
Western Asset Mortgage Capital Corp. (d)	58,863	1,080,136
Whitestone REIT Class B	43,780	718,430
Winthrop Realty Trust	80,862	1,003,497
WP Carey, Inc. (d)	157,517	10,670,202
ZAIS Financial Corp. (d)	15,500	277,140
		912,347,212
Real Estate Management & Development - 0.6%
Alexander & Baldwin, Inc.	122,668	4,328,954
American Realty Investments, Inc. (a)	1,965	8,312
AV Homes, Inc. (a)	29,637	392,394
Consolidated-Tomoka Land Co.	11,958	436,467
Forest City Enterprises, Inc. Class A (a)	376,871	7,070,100
Forestar Group, Inc. (a)(d)	94,973	2,191,027
Gladstone Land Corp.	14,384	219,931
Howard Hughes Corp. (a)	76,850	7,654,260
InterGroup Corp. (a)	336	7,500
Jones Lang LaSalle, Inc.	119,881	11,008,672
Kennedy-Wilson Holdings, Inc.	137,644	2,361,971
Maui Land & Pineapple, Inc. (a)	17,943	74,822
Realogy Holdings Corp.	320,680	16,559,915
Tejon Ranch Co. (a)	38,803	1,170,298
The St. Joe Co. (a)(d)	256,751	5,242,855
Thomas Properties Group, Inc.	93,474	505,694
Transcontinental Realty Investors, Inc. (a)	1,497	10,554
ZipRealty, Inc. (a)	28,991	82,624
		59,326,350

	Shares	Value
Thrifts & Mortgage Finance - 1.1%
Astoria Financial Corp.	226,005	$ 2,228,409
Bank Mutual Corp.	123,703	705,107
BankFinancial Corp.	56,765	452,985
BBX Capital Corp. (a)	42,087	519,774
Beneficial Mutual Bancorp, Inc. (a)	107,032	915,124
Berkshire Hills Bancorp, Inc.	68,945	1,849,794
BofI Holding, Inc. (a)	31,373	1,468,884
Brookline Bancorp, Inc., Delaware	200,182	1,697,543
Camco Financial Corp. (a)	28,595	96,651
Cape Bancorp, Inc.	25,193	236,058
Capitol Federal Financial, Inc.	435,831	5,173,314
CFS Bancorp, Inc.	12,402	129,601
Charter Financial Corp.	19,819	198,190
Cheviot Financial Corp.	44	503
Chicopee Bancorp, Inc.	13,096	227,608
Clifton Savings Bancorp, Inc.	25,210	298,991
Dime Community Bancshares, Inc.	89,159	1,284,781
Doral Financial Corp. (a)	295,629	298,585
Elmira Savings Bank	169	3,720
ESB Financial Corp.	37,377	469,081
ESSA Bancorp, Inc.	32,482	355,353
EverBank Financial Corp.	81,660	1,282,062
Farmer Mac Class C (non-vtg.)	27,142	816,160
First Clover Leaf Financial Corp.	10,566	86,324
First Defiance Financial Corp.	23,633	518,981
First Federal Bancshares of Arkansas, Inc. (a)	4,711	45,932
First Financial Northwest, Inc.	34,706	344,978
First PacTrust Bancorp, Inc.	20,005	263,466
Five Oaks Investment Corp.	16,946	235,888
Flagstar Bancorp, Inc. (a)	50,000	700,500
Flushing Financial Corp.	84,005	1,312,998
Fox Chase Bancorp, Inc.	32,985	546,561
Franklin Financial Corp./VA	27,950	507,013
Hampden Bancorp, Inc.	5,136	77,194
Heritage Financial Group, Inc.	17,720	253,219
HF Financial Corp.	632	8,235
HMN Financial, Inc. (a)	2,852	20,962
Home Bancorp, Inc. (a)	15,826	277,272
Home Federal Bancorp, Inc.	37,371	455,552
HomeStreet, Inc.	30,734	702,579
HopFed Bancorp, Inc.	11,426	123,515
IF Bancorp, Inc. (a)	11,597	177,434
Impac Mortgage Holdings, Inc. (a)(d)	20,302	239,564
Kearny Financial Corp. (a)	52,612	520,859
Madison County Financial, Inc. (d)	11,541	213,509
Meridian Interstate Bancorp, Inc. (a)	24,640	443,766
Meta Financial Group, Inc.	9,879	265,745
MGIC Investment Corp. (a)(d)	913,134	5,643,168
MutualFirst Financial, Inc.	7,773	120,015
NASB Financial, Inc. (a)	3,724	91,275
Nationstar Mortgage Holdings, Inc. (a)(d)	46,781	1,904,455
New Hampshire Thrift Bancshare	2,906	38,156
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
New York Community Bancorp, Inc.	1,183,648	$ 15,482,116
Northfield Bancorp, Inc.	80,053	917,407
Northwest Bancshares, Inc.	289,113	3,585,001
Ocean Shore Holding Co.	5,120	71,424
OceanFirst Financial Corp.	36,227	501,744
Ocwen Financial Corp. (a)	317,692	13,590,864
Oneida Financial Corp.	2,810	37,682
Oritani Financial Corp.	106,486	1,632,430
PennyMac Financial Services, Inc.	34,780	758,204
Peoples Federal Bancshares, Inc.	9,219	167,417
Poage Bankshares, Inc.	6,654	94,886
Provident Financial Holdings, Inc.	21,034	320,137
Provident Financial Services, Inc.	151,226	2,301,660
Provident New York Bancorp	117,081	1,077,145
Pulaski Financial Corp.	11,679	120,060
PVF Capital Corp. (a)	37,435	143,750
Radian Group, Inc. (d)	452,884	5,828,617
Riverview Bancorp, Inc. (a)	20,156	47,971
Rockville Financial, Inc.	74,750	974,740
Roma Financial Corp.	25,270	430,854
Security National Financial Corp. Class A (d)	21,546	153,838
SI Financial Group, Inc.	9,136	95,745
Simplicity Bancorp, Inc.	22,747	319,595
Southern Missouri Bancorp, Inc.	376	9,723
Territorial Bancorp, Inc.	28,348	655,973
TFS Financial Corp. (a)(d)	268,274	2,945,649
Timberland Bancorp, Inc.	12,774	104,619
Tree.com, Inc.	19,805	390,357
Trustco Bank Corp., New York	256,644	1,434,640
United Community Financial Corp. (a)	70,735	289,306
United Community Financial Corp. rights (a)	70,735	5,213
United Financial Bancorp, Inc.	49,450	755,102
ViewPoint Financial Group	107,941	2,043,323
Walker & Dunlop, Inc. (a)	49,755	943,852
Washington Federal, Inc.	300,399	5,253,979
Waterstone Financial, Inc. (a)	7,726	61,344
Westfield Financial, Inc.	94,628	711,603
WSFS Financial Corp.	23,324	1,171,798
		102,277,161
TOTAL FINANCIALS		2,130,421,199
HEALTH CARE - 10.6%
Biotechnology - 3.4%
Aastrom Biosciences, Inc. (a)(d)	102,049	58,352
ACADIA Pharmaceuticals, Inc. (a)(d)	197,808	2,783,159
Achillion Pharmaceuticals, Inc. (a)(d)	186,488	1,555,310
Acorda Therapeutics, Inc. (a)	110,294	3,689,334

	Shares	Value
Aegerion Pharmaceuticals, Inc. (a)(d)	41,620	$ 3,031,185
Affymax, Inc. (a)(d)	99,414	205,787
Agenus, Inc. (a)(d)	62,854	253,302
Alkermes PLC (a)(d)	370,994	11,593,563
Alnylam Pharmaceuticals, Inc. (a)	139,954	4,286,791
AMAG Pharmaceuticals, Inc. (a)	57,756	1,068,486
Amicus Therapeutics, Inc. (a)(d)	103,509	344,685
Anacor Pharmaceuticals, Inc. (a)(d)	80,007	437,638
Anthera Pharmaceuticals, Inc. (a)(d)	393,419	230,150
ARCA biopharma, Inc. (a)(d)	3,372	5,463
Arena Pharmaceuticals, Inc. (a)(d)	586,128	5,181,372
ARIAD Pharmaceuticals, Inc. (a)	500,775	9,184,214
ArQule, Inc. (a)	153,495	415,971
Array Biopharma, Inc. (a)	319,627	1,866,622
Arrowhead Research Corp. (a)(d)	16,316	35,895
Astex Pharmaceuticals, Inc. (a)	244,325	1,184,976
Athersys, Inc. (a)(d)	139,708	243,092
AVEO Pharmaceuticals, Inc. (a)(d)	115,401	295,427
BioCryst Pharmaceuticals, Inc. (a)(d)	124,632	213,121
BioMarin Pharmaceutical, Inc. (a)	376,149	23,584,542
Biospecifics Technologies Corp. (a)	11,833	188,026
Biota Pharmaceuticals, Inc.	20,991	75,987
BioTime, Inc. (a)(d)	80,565	382,684
Cardium Therapeutics, Inc. (a)(d)	106,276	9,352
Catalyst Pharmaceutical Partners, Inc. (a)(d)	139,457	122,890
Cel-Sci Corp. (a)(d)	503,397	123,584
Cell Therapeutics, Inc. (a)(d)	197,840	243,343
Celldex Therapeutics, Inc. (a)	208,754	2,669,964
Celsion Corp. (a)(d)	132,904	224,608
Cepheid, Inc. (a)(d)	189,383	6,582,953
Chelsea Therapeutics International Ltd. (a)(d)	149,074	287,713
ChemoCentryx, Inc. (a)	53,483	722,555
Chimerix, Inc.	19,580	420,970
Cleveland Biolabs, Inc. (a)(d)	93,847	146,871
Clovis Oncology, Inc. (a)(d)	42,997	1,572,830
Codexis, Inc. (a)	66,590	153,157
Coronado Biosciences, Inc. (a)(d)	51,028	504,157
Cubist Pharmaceuticals, Inc. (a)(d)	176,373	9,691,696
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(d)	208,503	781,886
Cyclacel Pharmaceuticals, Inc. (a)(d)	28,189	95,279
Cytokinetics, Inc. (a)(d)	357,697	429,236
Cytori Therapeutics, Inc. (a)(d)	157,438	387,297
CytRx Corp. (a)(d)	53,802	129,125
DARA BioSciences, Inc. (a)(d)	22,334	15,299
Dendreon Corp. (a)(d)	432,420	1,729,680
Discovery Laboratories, Inc. (a)(d)	105,323	188,528
Durata Therapeutics, Inc.	29,813	219,126
Dyax Corp. (a)	254,810	800,103
Dynavax Technologies Corp. (a)(d)	530,055	1,383,444
Emergent BioSolutions, Inc. (a)	76,991	1,093,272
Enanta Pharmaceuticals, Inc.	10,804	210,462
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
EntreMed, Inc. (a)	37,512	$ 67,522
Enzon Pharmaceuticals, Inc.	134,828	412,574
Exact Sciences Corp. (a)(d)	176,780	1,987,007
Exelixis, Inc. (a)(d)	558,290	2,702,124
Forticell Bioscience, Inc. (a)	2	0
Galectin Therapeutics, Inc. (a)(d)	33,128	141,788
Galena Biopharma, Inc. (a)(d)	229,872	540,199
Genomic Health, Inc. (a)(d)	52,977	1,932,601
GenVec, Inc. (a)	22,127	9,183
Geron Corp. (a)	296,896	323,617
GTx, Inc. (a)	60,735	358,944
Halozyme Therapeutics, Inc. (a)(d)	228,425	1,614,965
Hemispherx Biopharma, Inc. (a)	354,277	77,941
Hyperion Therapeutics, Inc.	16,210	325,335
iBio, Inc. (a)(d)	102,306	46,038
Idenix Pharmaceuticals, Inc. (a)(d)	267,583	1,268,343
Idera Pharmaceuticals, Inc. (a)	122,733	89,595
ImmunoCellular Therapeutics Ltd. (a)(d)	122,575	299,083
ImmunoGen, Inc. (a)(d)	222,354	4,084,643
Immunomedics, Inc. (a)(d)	196,173	767,036
Incyte Corp. (a)(d)	368,691	8,173,879
Infinity Pharmaceuticals, Inc. (a)	116,844	3,148,946
Inovio Pharmaceuticals, Inc. (a)(d)	432,776	295,153
Insmed, Inc. (a)(d)	85,708	1,150,201
Insys Therapeutics, Inc. (a)	12,368	136,543
Intercept Pharmaceuticals, Inc.	13,474	450,571
InterMune, Inc. (a)(d)	212,641	2,100,893
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	252,103	3,365,575
Isis Pharmaceuticals, Inc. (a)(d)	305,121	6,605,870
IsoRay, Inc. (a)(d)	76,668	54,434
Keryx Biopharmaceuticals, Inc. (a)(d)	218,494	1,750,137
KYTHERA Biopharmaceuticals, Inc.	10,524	225,108
Lexicon Pharmaceuticals, Inc. (a)(d)	1,418,534	3,390,296
Ligand Pharmaceuticals, Inc.:
Class B (a)	57,627	1,723,624
General CVR	26,087	443
Glucagon CVR (a)	26,087	783
rights (a)	26,087	363
TR Beta CVR (a)	26,087	130
LipoScience, Inc.	12,559	84,773
Lpath, Inc. (a)	19,435	97,564
MannKind Corp. (a)(d)	440,347	2,937,114
Mast Therapeutics, Inc. (a)(d)	111,483	79,153
Maxygen, Inc.	88,637	210,070
Medgenics, Inc. (a)	34,205	140,241
MediciNova, Inc. (a)(d)	37,660	112,980
Medivation, Inc. (a)	207,714	10,086,592
Merrimack Pharmaceuticals, Inc. (a)	56,838	314,883
Metabolix, Inc. (a)(d)	85,270	139,843
MiMedx Group, Inc. (a)(d)	224,655	1,617,516

	Shares	Value
Momenta Pharmaceuticals, Inc. (a)	119,519	$ 1,572,870
Myriad Genetics, Inc. (a)(d)	222,089	7,129,057
Nanosphere, Inc. (a)	90,356	378,592
Neuralstem, Inc. (a)(d)	141,327	214,817
Neurocrine Biosciences, Inc. (a)	167,845	2,170,236
NewLink Genetics Corp. (a)(d)	48,922	797,918
Novavax, Inc. (a)(d)	331,305	632,793
NPS Pharmaceuticals, Inc. (a)(d)	240,785	3,792,364
OncoGenex Pharmaceuticals, Inc. (a)(d)	29,511	303,963
Oncothyreon, Inc. (a)(d)	159,540	295,149
Onyx Pharmaceuticals, Inc. (a)	196,679	18,773,011
Opexa Therapeutics, Inc. (a)(d)	8,319	14,641
Opko Health, Inc. (a)(d)	418,030	2,763,178
Oragenics, Inc. (a)(d)	27,929	79,318
Orexigen Therapeutics, Inc. (a)	240,676	1,523,479
Osiris Therapeutics, Inc. (a)(d)	39,420	443,081
OvaScience, Inc. (a)	29,042	362,444
OXiGENE, Inc. (a)	3,950	12,719
Oxygen Biotherapeutics, Inc. (a)(d)	2,330	8,691
PDL BioPharma, Inc. (d)	384,661	3,173,453
Peregrine Pharmaceuticals, Inc. (a)(d)	306,032	504,953
Pharmacyclics, Inc. (a)	137,027	12,557,154
PharmAthene, Inc. (a)(d)	90,444	160,990
Progenics Pharmaceuticals, Inc. (a)	142,231	566,079
Puma Biotechnology, Inc. (a)	25,594	996,374
Quintiles Transnational Holdings, Inc.	72,635	3,198,845
Raptor Pharmaceutical Corp. (a)(d)	155,000	1,176,450
Receptos, Inc.	16,063	254,920
Regulus Therapeutics, Inc.	27,301	244,617
Repligen Corp. (a)	65,974	546,265
Rexahn Pharmaceuticals, Inc. (a)(d)	117,188	39,492
Rigel Pharmaceuticals, Inc. (a)(d)	240,910	1,113,004
Sangamo Biosciences, Inc. (a)(d)	153,036	1,224,288
Sarepta Therapeutics, Inc. (a)(d)	82,598	2,919,839
Savient Pharmaceuticals, Inc. (a)(d)	212,410	116,826
Seattle Genetics, Inc. (a)(d)	287,348	9,861,783
SIGA Technologies, Inc. (a)(d)	109,876	409,837
Spectrum Pharmaceuticals, Inc. (d)	147,610	1,211,878
StemCells, Inc. (a)(d)	72,956	128,403
Stemline Therapeutics, Inc.	22,643	385,610
Sunesis Pharmaceuticals, Inc. (a)(d)	78,760	424,516
Synageva BioPharma Corp. (a)	28,243	1,164,176
Synergy Pharmaceuticals, Inc. (a)(d)	218,369	1,113,682
Synta Pharmaceuticals Corp. (a)(d)	126,935	936,780
Synthetic Biologics, Inc. (a)	51,943	74,278
Targacept, Inc. (a)	150,431	846,927
Telik, Inc. (a)	3,787	5,302
TESARO, Inc. (d)	38,024	1,300,801
Tetraphase Pharmaceuticals, Inc.	28,686	229,488
Theravance, Inc. (a)(d)	188,601	6,608,579
Threshold Pharmaceuticals, Inc. (a)(d)	133,997	766,463
Tranzyme, Inc. (a)	38,997	22,618
Trius Therapeutics, Inc. (a)(d)	78,823	604,572
Trovagene, Inc. (a)(d)	26,256	181,954
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
United Therapeutics Corp. (a)(d)	128,305	$ 8,528,433
Vanda Pharmaceuticals, Inc. (a)(d)	115,941	1,058,541
Venaxis, Inc. (a)(d)	1,992	2,649
Verastem, Inc. (a)(d)	22,384	213,991
Vertex Pharmaceuticals, Inc. (a)	602,596	48,394,485
Vical, Inc. (a)(d)	181,350	634,725
XOMA Corp. (a)(d)	238,944	1,003,565
Zalicus, Inc. (a)(d)	271,923	170,632
ZIOPHARM Oncology, Inc. (a)(d)	218,847	479,275
		325,602,544
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc.	55,171	2,428,076
Abiomed, Inc. (a)(d)	100,014	2,157,302
Accuray, Inc. (a)(d)	168,473	904,700
Alere, Inc. (a)	204,889	5,241,061
Align Technology, Inc. (a)(d)	200,763	7,177,277
Allied Healthcare Products, Inc. (a)	4,954	13,029
Alphatec Holdings, Inc. (a)	223,255	435,347
Analogic Corp.	34,173	2,716,412
Angiodynamics, Inc. (a)	90,394	983,487
Anika Therapeutics, Inc. (a)	35,451	523,257
Antares Pharma, Inc. (a)(d)	335,208	1,360,944
ArthroCare Corp. (a)	80,654	2,736,590
Atossa Genetics, Inc.	1,948	8,688
Atricure, Inc. (a)	33,966	307,392
Atrion Corp.	3,467	764,404
Bacterin International Holdings, Inc. (a)(d)	41,452	25,804
BioLase Technology, Inc. (d)	76,547	362,833
Bovie Medical Corp. (a)	27,980	92,614
BSD Medical Corp. (a)	95,648	120,516
Cantel Medical Corp.	58,616	1,995,289
Cardica, Inc. (a)	38,892	50,171
Cardiovascular Systems, Inc. (a)	54,580	1,121,619
Cerus Corp. (a)(d)	198,950	1,022,603
Chembio Diagnostics, Inc. (a)	4,082	18,410
Conceptus, Inc. (a)	85,617	2,652,415
CONMED Corp.	82,453	2,715,177
Cryolife, Inc.	77,981	482,702
Cutera, Inc. (a)	35,495	334,008
Cyberonics, Inc. (a)(d)	69,680	3,324,433
Cynosure, Inc. Class A (a)	43,742	1,089,613
Delcath Systems, Inc. (a)(d)	238,375	102,263
Derma Sciences, Inc. (a)(d)	36,115	481,774
DexCom, Inc. (a)(d)	197,190	4,107,468
Digirad Corp. (a)	23,301	54,058
Dynatronics Corp. (a)	3,425	8,974
Endologix, Inc. (a)(d)	152,183	2,045,340
EnteroMedics, Inc. (a)(d)	125,474	165,626
ERBA Diagnostics, Inc. (a)	7,111	6,257
Escalon Medical Corp. (a)	3,512	4,706

	Shares	Value
Exactech, Inc. (a)	19,203	$ 349,495
Fonar Corp. (a)	5,489	36,227
Genmark Diagnostics, Inc. (a)(d)	77,774	1,158,833
Globus Medical, Inc. (d)	19,520	284,992
Greatbatch, Inc. (a)(d)	62,945	2,027,458
Haemonetics Corp. (a)	136,426	5,631,665
Hansen Medical, Inc. (a)(d)	150,643	257,600
Hill-Rom Holdings, Inc.	164,469	5,942,265
Hologic, Inc. (a)	729,235	15,131,626
ICU Medical, Inc. (a)(d)	37,033	2,643,786
IDEXX Laboratories, Inc. (a)(d)	152,079	12,537,393
Insulet Corp. (a)(d)	146,961	4,388,255
Integra LifeSciences Holdings Corp. (a)	57,322	2,171,931
Invacare Corp. (d)	89,476	1,386,878
Iridex Corp. (a)	9,439	56,445
Kewaunee Scientific Corp.	5,250	68,775
Kips Bay Medical, Inc. (a)	9,803	10,391
LeMaitre Vascular, Inc.	17,157	112,550
MAKO Surgical Corp. (a)(d)	115,552	1,428,223
Masimo Corp.	148,292	3,210,522
Medical Action Industries, Inc. (a)	32,086	269,522
MELA Sciences, Inc. (a)(d)	117,358	129,094
Meridian Bioscience, Inc.	116,715	2,522,211
Merit Medical Systems, Inc. (a)	115,644	1,141,406
Misonix, Inc. (a)	11,163	60,280
Natus Medical, Inc. (a)	78,849	1,110,982
Navidea Biopharmaceuticals, Inc. (a)(d)	359,907	870,975
Neogen Corp. (a)	64,666	3,522,357
NeuroMetrix, Inc. (a)	685	1,336
NuVasive, Inc. (a)	118,736	2,578,946
NxStage Medical, Inc. (a)(d)	140,487	1,959,794
OraSure Technologies, Inc. (a)	148,668	651,166
Orthofix International NV (a)	56,449	1,560,250
Palomar Medical Technologies, Inc. (a)	45,060	609,662
PhotoMedex, Inc. (a)(d)	37,410	610,157
Quidel Corp. (a)(d)	85,690	2,048,848
ResMed, Inc. (d)	394,417	18,932,016
Retractable Technologies, Inc. (a)	5,601	7,169
Rochester Medical Corp. (a)	29,397	418,319
Rockwell Medical Technologies, Inc. (a)	112,115	463,035
RTI Biologics, Inc. (a)	125,983	510,231
Sirona Dental Systems, Inc. (a)	157,022	11,139,141
Solta Medical, Inc. (a)	115,233	247,751
Staar Surgical Co. (a)	69,588	619,333
Stereotaxis, Inc. (a)(d)	11,645	20,379
Steris Corp.	162,659	7,374,959
SurModics, Inc. (a)	32,266	765,995
Symmetry Medical, Inc. (a)	103,539	966,019
Synergetics USA, Inc. (a)	65,159	211,767
Teleflex, Inc.	109,353	8,565,620
The Cooper Companies, Inc.	131,608	14,873,020
The Spectranetics Corp. (a)	113,812	2,128,284
Theragenics Corp. (a)	80,225	162,857
ThermoGenesis Corp. (a)	36,219	42,376
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Thoratec Corp. (a)	161,872	$ 5,045,550
TranS1, Inc.	31,931	65,778
Unilife Corp. (a)(d)	250,905	827,987
Urologix, Inc. (a)	5,053	2,577
Uroplasty, Inc. (a)	38,436	101,855
Utah Medical Products, Inc.	5,647	261,287
Vascular Solutions, Inc. (a)(d)	36,501	553,720
Vermillion, Inc. (a)(d)	26,315	106,313
Vision Sciences, Inc. (a)	22,011	23,552
Volcano Corp. (a)(d)	146,943	2,806,611
West Pharmaceutical Services, Inc.	98,992	6,785,902
Wright Medical Group, Inc. (a)	131,399	3,288,917
Zeltiq Aesthetics, Inc. (a)(d)	39,478	204,891
		216,148,146
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	95,645	3,193,587
Accretive Health, Inc. (a)(d)	142,160	1,617,781
Adcare Health Systems, Inc.	10,908	49,959
Addus HomeCare Corp. (a)	22,321	401,555
Air Methods Corp. (d)	93,824	3,512,771
Alliance Healthcare Services, Inc. (a)	22,763	368,988
Almost Family, Inc.	17,026	336,604
Amedisys, Inc. (a)(d)	76,646	944,279
American CareSource Holdings, Inc. (a)	2,053	4,044
American Shared Hospital Services (a)	115	233
AMN Healthcare Services, Inc. (a)(d)	133,203	1,783,588
AmSurg Corp. (a)	90,623	3,219,835
Assisted Living Concepts, Inc. Class A	51,575	613,743
Bio-Reference Laboratories, Inc. (a)(d)	65,019	2,005,836
BioScrip, Inc. (a)	149,908	2,095,714
Brookdale Senior Living, Inc. (a)	272,790	7,733,597
Capital Senior Living Corp. (a)	75,098	1,971,323
CardioNet, Inc. (a)	56,333	157,169
Centene Corp. (a)	141,617	7,010,042
Chemed Corp.	53,951	3,777,649
Chindex International, Inc. (a)	33,922	549,536
Community Health Systems, Inc.	257,223	12,390,432
Corvel Corp. (a)	14,612	758,801
Cross Country Healthcare, Inc. (a)	74,123	386,181
Diversicare Healthcare Services, Inc.	12,213	56,180
Emeritus Corp. (a)	104,241	2,649,806
ExamWorks Group, Inc. (a)(d)	75,796	1,414,353
Five Star Quality Care, Inc. (a)	149,941	769,197
Gentiva Health Services, Inc. (a)	70,931	756,124
Hanger, Inc. (a)	98,887	3,155,484
HCA Holdings, Inc.	667,918	26,088,877
Health Management Associates, Inc. Class A (a)	711,396	9,810,151
Health Net, Inc. (a)	219,247	6,987,402
HealthSouth Corp. (a)(d)	250,781	7,345,375
Healthways, Inc. (a)	92,492	1,244,017

	Shares	Value
Henry Schein, Inc. (a)(d)	235,538	$ 22,679,954
Hooper Holmes, Inc. (a)	128,551	53,991
InfuSystems Holdings, Inc. (a)	5,400	8,370
IPC The Hospitalist Co., Inc. (a)	46,693	2,276,751
Kindred Healthcare, Inc. (a)	140,026	1,890,351
Landauer, Inc.	26,112	1,388,636
LCA-Vision, Inc. (a)	49,197	158,906
LHC Group, Inc. (a)	40,565	892,024
LifePoint Hospitals, Inc. (a)	128,731	6,401,793
Magellan Health Services, Inc. (a)	77,810	4,240,645
MEDNAX, Inc. (a)(d)	135,914	12,616,897
Molina Healthcare, Inc. (a)(d)	77,587	2,932,789
MWI Veterinary Supply, Inc. (a)	32,806	3,986,257
National Healthcare Corp.	33,268	1,579,897
National Research Corp.:
Class A (a)	23,259	380,285
Class B	3,876	132,249
NeoStem, Inc. (a)(d)	435,375	243,810
Omnicare, Inc.	280,034	12,889,965
Owens & Minor, Inc.	169,322	5,787,426
PDI, Inc. (a)	19,284	83,885
PharMerica Corp. (a)	75,146	1,173,029
Providence Service Corp. (a)	34,776	916,695
Psychemedics Corp.	15,744	175,703
RadNet, Inc. (a)	74,982	194,953
Select Medical Holdings Corp.	118,813	938,623
Sharps Compliance Corp. (a)	29,684	89,052
Skilled Healthcare Group, Inc. (a)(d)	74,963	531,488
SunLink Health Systems, Inc. (a)	19,190	14,009
Team Health Holdings, Inc. (a)	99,291	3,879,299
The Ensign Group, Inc.	48,856	1,762,236
Triple-S Management Corp. (a)	76,632	1,622,299
U.S. Physical Therapy, Inc.	29,447	827,461
Universal American Spin Corp.	106,211	968,644
Universal Health Services, Inc. Class B	244,263	16,888,344
Vanguard Health Systems, Inc. (a)	106,734	1,421,697
VCA Antech, Inc. (a)	239,943	6,132,943
Wellcare Health Plans, Inc. (a)	121,826	6,352,008
		239,673,577
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	466,232	6,457,313
Arrhythmia Research Technology, Inc. (a)	9,913	26,666
athenahealth, Inc. (a)(d)	99,701	8,429,720
Authentidate Holding Corp. (a)(d)	33,216	37,534
CollabRx, Inc. (a)	177	600
Computer Programs & Systems, Inc.	32,130	1,609,070
Greenway Medical Technologies (a)(d)	34,410	412,920
HealthStream, Inc. (a)(d)	59,006	1,580,181
HMS Holdings Corp. (a)(d)	236,733	5,894,652
iCAD, Inc. (a)	22,614	135,458
MedAssets, Inc. (a)	128,301	2,104,136
Medidata Solutions, Inc. (a)	61,697	4,258,327
Merge Healthcare, Inc. (a)(d)	198,185	654,011
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Omnicell, Inc. (a)	104,307	$ 1,891,086
Quality Systems, Inc.	107,084	1,914,662
Simulations Plus, Inc.	26,420	115,984
Streamline Health Solutions, Inc. (a)	17,735	119,711
Vocera Communications, Inc. (a)	14,002	206,670
		35,848,701
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(d)	42,778	376,019
Affymetrix, Inc. (a)(d)	186,657	699,964
Albany Molecular Research, Inc. (a)	66,949	736,439
Apricus Biosciences, Inc. (a)(d)	65,877	181,162
BG Medicine, Inc. (a)(d)	19,157	34,483
Bio-Rad Laboratories, Inc. Class A (a)	56,400	6,411,552
Bioanalytical Systems, Inc. (a)	4,772	7,253
Bruker BioSciences Corp. (a)	252,974	4,181,660
Cambrex Corp. (a)	79,422	1,092,847
Charles River Laboratories International, Inc. (a)	131,879	5,711,679
CombiMatrix Corp. (a)(d)	9,586	29,812
Covance, Inc. (a)	149,347	11,138,299
Enzo Biochem, Inc. (a)	71,931	168,319
Fluidigm Corp. (a)(d)	59,417	1,012,466
Furiex Pharmaceuticals, Inc. (a)	30,575	1,130,358
Harvard Bioscience, Inc. (a)	57,605	292,633
Illumina, Inc. (a)(d)	340,704	23,958,305
Luminex Corp. (a)(d)	115,050	2,217,014
Mettler-Toledo International, Inc. (a)(d)	83,305	18,182,149
NeoGenomics, Inc. (a)	87,228	310,532
Pacific Biosciences of California, Inc. (a)(d)	117,048	310,177
PAREXEL International Corp. (a)	160,530	7,334,616
pSivida Corp. (a)(d)	55,999	181,997
Response Genetics, Inc. (a)	8,201	12,384
Sequenom, Inc. (a)(d)	324,864	1,344,937
Strategic Diagnostics, Inc. (a)	32,256	33,546
Techne Corp.	96,640	6,427,526
Virtualscopics, Inc. (a)	21,674	12,788
		93,530,916
Pharmaceuticals - 1.0%
AcelRx Pharmaceuticals, Inc. (a)(d)	47,454	422,815
Acura Pharmaceuticals, Inc. (a)(d)	49,229	111,258
Akorn, Inc. (a)(d)	193,389	2,809,942
Alexza Pharmaceuticals, Inc. (a)(d)	37,601	169,581
Alimera Sciences, Inc. (a)(d)	16,534	71,758
Ampio Pharmaceuticals, Inc. (a)(d)	71,327	405,137
Auxilium Pharmaceuticals, Inc. (a)	142,520	2,126,398
AVANIR Pharmaceuticals Class A (a)(d)	396,751	1,317,213
Biodel, Inc. (a)(d)	20,123	93,974
Biodelivery Sciences International, Inc. (a)(d)	71,558	314,855
BioSante Pharmaceuticals, Inc. (a)(d)	58,183	70,983

	Shares	Value
Cadence Pharmaceuticals, Inc. (a)(d)	160,604	$ 1,068,017
Cempra, Inc. (a)	24,510	197,060
Columbia Laboratories, Inc. (a)	152,776	96,417
Corcept Therapeutics, Inc. (a)(d)	163,339	297,277
Cornerstone Therapeutics, Inc. (a)	21,886	191,284
Cumberland Pharmaceuticals, Inc. (a)	32,551	157,872
DepoMed, Inc. (a)(d)	157,367	906,434
Durect Corp. (a)	232,359	195,135
Echo Therapeutics, Inc. (a)(d)	90,982	52,315
Endo Health Solutions, Inc. (a)	312,426	11,341,064
Endocyte, Inc. (a)	78,763	1,078,265
Heska Corp.	15,048	112,860
Hi-Tech Pharmacal Co., Inc.	29,611	946,368
Horizon Pharma, Inc. (d)	101,692	241,010
Impax Laboratories, Inc. (a)	180,196	3,414,714
Jazz Pharmaceuticals PLC (a)	134,054	9,111,650
Lannett Co., Inc. (a)	38,740	444,348
Nektar Therapeutics (a)(d)	317,206	3,003,941
NovaBay Pharmaceuticals, Inc. (a)(d)	72,124	95,204
NuPathe, Inc. (a)(d)	56,740	182,135
Omeros Corp. (a)(d)	54,848	290,694
Omthera Pharmaceuticals, Inc.	21,542	282,846
Optimer Pharmaceuticals, Inc. (a)(d)	134,478	2,001,033
Pacira Pharmaceuticals, Inc. (a)(d)	58,450	1,712,585
Pain Therapeutics, Inc.	97,064	259,161
Pernix Therapeutics Holdings, Inc. (a)	21,196	76,518
Pozen, Inc. (a)	81,989	434,542
Questcor Pharmaceuticals, Inc. (d)	159,969	5,466,141
Repros Therapeutics, Inc. (a)(d)	45,821	793,620
Sagent Pharmaceuticals, Inc. (a)	36,212	652,178
Salix Pharmaceuticals Ltd. (a)	140,700	8,536,269
Santarus, Inc. (a)	158,892	3,538,525
SciClone Pharmaceuticals, Inc. (a)(d)	131,167	630,913
Sucampo Pharmaceuticals, Inc. Class A (a)	117,975	999,248
Supernus Pharmaceuticals, Inc. (a)(d)	40,527	280,042
The Medicines Company (a)(d)	145,371	4,682,400
TherapeuticsMD, Inc. (a)	93,014	259,509
Transcept Pharmaceuticals, Inc. (a)	34,975	103,526
Ventrus Biosciences, Inc. (a)	45,264	116,781
ViroPharma, Inc. (a)(d)	176,620	4,857,050
VIVUS, Inc. (a)(d)	274,005	4,027,874
Warner Chilcott PLC	473,525	9,091,680
XenoPort, Inc. (a)(d)	123,524	679,382
Zoetis, Inc. Class A (d)	234,633	7,508,256
Zogenix, Inc. (a)(d)	203,253	302,847
		98,630,904
TOTAL HEALTH CARE		1,009,434,788
INDUSTRIALS - 15.1%
Aerospace & Defense - 1.5%
AAR Corp.	104,918	2,104,655
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
AeroVironment, Inc. (a)(d)	58,230	$ 1,168,676
Alliant Techsystems, Inc.	88,425	6,943,131
American Science & Engineering, Inc.	23,785	1,428,051
API Technologies Corp. (a)	67,799	187,803
Ascent Solar Technologies, Inc. (a)(d)	112,670	87,657
Astronics Corp. (a)	27,943	1,002,874
Astrotech Corp. (a)	39,511	30,423
BE Aerospace, Inc. (a)	288,747	18,318,110
Breeze Industrial Products Corp. (a)	10,964	92,646
CPI Aerostructures, Inc. (a)	13,911	137,162
Cubic Corp.	54,825	2,609,670
Curtiss-Wright Corp.	124,901	4,541,400
DigitalGlobe, Inc. (a)	203,488	6,151,442
Ducommun, Inc. (a)	25,518	495,815
Engility Holdings, Inc. (a)(d)	46,468	1,188,187
Erickson Air-Crane, Inc. (a)	13,210	328,533
Esterline Technologies Corp. (a)	89,888	6,596,880
Exelis, Inc.	519,042	6,306,360
GenCorp, Inc. (non-vtg.) (a)(d)	166,864	2,282,700
HEICO Corp.	45,435	2,298,102
HEICO Corp. Class A	112,474	4,161,538
Hexcel Corp. (a)	271,767	9,449,339
Huntington Ingalls Industries, Inc.	136,985	7,564,312
Innovative Solutions & Support, Inc.	20,045	154,146
KEYW Holding Corp. (a)(d)	71,550	1,055,363
Kratos Defense & Security Solutions, Inc. (a)	148,815	864,615
LMI Aerospace, Inc. (a)	26,052	494,467
Micronet Enertec Technologies, Inc. (a)	8,571	40,369
Moog, Inc. Class A (a)	126,779	6,347,825
National Presto Industries, Inc. (d)	12,311	947,085
Orbital Sciences Corp. (a)	166,079	3,019,316
SIFCO Industries, Inc.	1,004	15,431
Sparton Corp. (a)	27,651	459,560
Spirit AeroSystems Holdings, Inc. Class A (a)	304,240	6,574,626
Sypris Solutions, Inc.	19,374	63,934
Taser International, Inc. (a)	148,024	1,404,748
Teledyne Technologies, Inc. (a)	105,861	8,174,586
TransDigm Group, Inc.	123,816	18,089,518
Triumph Group, Inc.	138,664	10,767,260
		143,948,315
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	147,619	893,095
Atlas Air Worldwide Holdings, Inc. (a)(d)	76,158	3,535,254
Echo Global Logistics, Inc. (a)	37,459	669,392
Forward Air Corp.	83,813	3,249,430
Hub Group, Inc. Class A (a)	102,932	3,737,461
Pacer International, Inc. (a)(d)	104,856	640,670
Park-Ohio Holdings Corp. (a)	23,784	884,527
Radiant Logistics, Inc. (a)	37,185	71,767

	Shares	Value
UTI Worldwide, Inc.	291,077	$ 4,607,749
XPO Logistics, Inc. (a)(d)	44,583	741,415
		19,030,760
Airlines - 1.1%
Alaska Air Group, Inc. (a)(d)	196,025	11,138,141
Allegiant Travel Co.	44,093	4,079,043
Delta Air Lines, Inc. (a)	2,341,791	42,175,656
Hawaiian Holdings, Inc. (a)(d)	198,497	1,183,042
JetBlue Airways Corp. (a)(d)	606,274	3,764,962
Republic Airways Holdings, Inc. (a)	113,680	1,219,786
SkyWest, Inc.	151,170	2,120,915
Spirit Airlines, Inc. (a)	130,998	3,986,269
United Continental Holdings, Inc. (a)(d)	913,152	29,640,914
US Airways Group, Inc. (a)(d)	435,145	7,645,498
		106,954,226
Building Products - 0.9%
A.O. Smith Corp.	210,294	8,243,525
AAON, Inc.	52,998	1,761,654
American Woodmark Corp. (a)(d)	29,451	1,069,660
Apogee Enterprises, Inc.	75,723	2,020,290
Armstrong World Industries, Inc. (a)	63,324	3,290,948
Builders FirstSource, Inc. (a)	140,285	945,521
Fortune Brands Home & Security, Inc.	454,639	19,222,137
Gibraltar Industries, Inc. (a)	85,219	1,383,104
Griffon Corp.	125,366	1,446,724
Insteel Industries, Inc.	42,106	754,118
Lennox International, Inc. (d)	130,229	8,333,354
NCI Building Systems, Inc. (a)	52,357	756,559
Nortek, Inc. (a)	43,915	3,102,595
Owens Corning (a)	327,998	14,333,513
Patrick Industries, Inc. (a)	26,243	511,476
PGT, Inc. (a)	60,767	501,328
Quanex Building Products Corp.	100,861	1,866,937
Simpson Manufacturing Co. Ltd.	115,271	3,373,982
Trex Co., Inc. (a)	41,611	2,312,323
Universal Forest Products, Inc.	57,094	2,255,784
USG Corp. (a)(d)	247,818	6,772,866
		84,258,398
Commercial Services & Supplies - 1.5%
A.T. Cross Co. Class A (a)	14,209	198,926
ABM Industries, Inc.	143,886	3,479,163
ACCO Brands Corp. (d)	340,582	2,435,161
Acme United Corp.	1,357	17,234
Acorn Energy, Inc. (d)	65,930	583,481
Amrep Corp. (a)	2,187	17,387
Amrep Corp. rights (a)	2,187	744
ARC Document Solutions, Inc. (a)	87,556	334,464
Avalon Holdings Corp. Class A (a)	128	468
Casella Waste Systems, Inc. Class A (a)	82,726	331,731
CECO Environmental Corp. (d)	27,683	334,134
Cenveo, Inc. (a)(d)	149,628	329,182
Clean Harbors, Inc. (a)(d)	150,092	8,585,262
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Command Security Corp. (a)	4,127	$ 6,686
CompX International, Inc. Class A	729	9,113
Consolidated Graphics, Inc. (a)	28,556	1,332,423
Copart, Inc. (a)	291,340	10,019,183
Courier Corp.	28,388	384,657
Covanta Holding Corp.	362,739	7,418,013
Deluxe Corp.	138,138	5,166,361
Ecology & Environment, Inc. Class A	5,634	72,453
EnerNOC, Inc. (a)(d)	71,039	950,502
Ennis, Inc.	62,398	1,067,630
Food Technology Service, Inc. (a)	11,431	56,126
Fuel Tech, Inc. (a)	72,552	282,953
G&K Services, Inc. Class A	55,086	2,661,205
Healthcare Services Group, Inc.	187,393	4,251,947
Heritage-Crystal Clean, Inc. (a)	21,398	322,040
Herman Miller, Inc.	161,354	4,535,661
HNI Corp.	127,081	4,672,768
Hudson Technologies, Inc. (a)(d)	28,458	103,587
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(d)	12,843	41,740
InnerWorkings, Inc. (a)(d)	95,061	1,030,461
Interface, Inc.	166,175	2,791,740
Intersections, Inc.	42,827	395,293
KAR Auction Services, Inc.	264,194	6,195,349
Kimball International, Inc. Class B	72,750	712,223
Knoll, Inc.	131,127	2,053,449
McGrath RentCorp.	67,894	2,242,539
Metalico, Inc. (a)	92,179	132,738
Mine Safety Appliances Co.	88,236	4,404,741
Mobile Mini, Inc. (a)(d)	108,244	3,642,411
Multi-Color Corp.	34,504	1,014,073
NL Industries, Inc.	19,361	226,136
Performant Financial Corp.	72,425	798,848
Perma-Fix Environmental Services, Inc. (a)	121,671	81,520
Quad/Graphics, Inc.	71,598	1,668,233
R.R. Donnelley & Sons Co. (d)	489,989	6,502,154
Rollins, Inc.	196,627	4,966,798
Schawk, Inc. Class A	27,510	325,994
Standard Parking Corp. (a)	41,208	919,350
Standard Register Co. (a)	7,636	23,366
Steelcase, Inc. Class A	227,588	3,149,818
Swisher Hygiene, Inc. (Canada) (a)	280,336	291,549
Team, Inc. (a)	54,611	1,969,819
Tetra Tech, Inc. (a)	181,957	5,016,554
The Brink's Co.	135,565	3,637,209
TMS International Corp.	36,931	560,243
TRC Companies, Inc. (a)	38,382	227,221
UniFirst Corp.	42,792	4,060,961
United Stationers, Inc.	109,473	3,777,913
US Ecology, Inc.	55,220	1,511,924

	Shares	Value
Versar, Inc. (a)	11,390	$ 47,952
Viad Corp.	58,284	1,437,283
Virco Manufacturing Co. (a)	4,818	10,166
Waste Connections, Inc.	352,041	14,166,130
West Corp.	57,993	1,328,040
		141,322,583
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	284,152	8,749,040
Aegion Corp. (a)(d)	104,477	2,385,210
Ameresco, Inc. Class A (a)	42,826	353,743
Argan, Inc.	26,398	428,968
Comfort Systems USA, Inc.	98,613	1,362,832
Dycom Industries, Inc. (a)	99,803	2,270,518
EMCOR Group, Inc.	182,189	7,242,013
Foster Wheeler AG (a)	284,143	6,540,972
Furmanite Corp. (a)	78,211	516,193
Goldfield Corp.	60,575	158,101
Granite Construction, Inc.	92,482	2,853,995
Great Lakes Dredge & Dock Corp.	172,950	1,435,485
Integrated Electrical Services, Inc. (a)	32,747	183,056
KBR, Inc.	397,685	14,356,429
Layne Christensen Co. (a)	49,069	1,054,493
MasTec, Inc. (a)(d)	175,283	5,573,999
Michael Baker Corp.	16,454	432,740
MYR Group, Inc. (a)	65,914	1,334,099
Northwest Pipe Co. (a)	23,762	653,217
Orion Marine Group, Inc. (a)	67,799	814,266
Pike Electric Corp.	76,957	935,028
Primoris Services Corp.	107,760	2,296,366
Sterling Construction Co., Inc. (a)	38,185	395,215
Tutor Perini Corp. (a)	94,915	1,757,826
UniTek Global Services, Inc. (a)	33,766	64,155
URS Corp.	208,942	10,121,150
Willdan Group, Inc. (a)	13,349	37,644
		74,306,753
Electrical Equipment - 1.3%
Active Power, Inc. (a)	47,662	204,947
Acuity Brands, Inc.	118,004	8,858,560
Allied Motion Technologies, Inc.	14,531	98,956
Altair Nanotechnologies, Inc. (a)(d)	24,072	59,699
American Superconductor Corp. (a)(d)	110,038	292,701
AMETEK, Inc.	660,855	28,515,893
AZZ, Inc.	69,002	2,862,203
Babcock & Wilcox Co.	318,242	9,445,423
Belden, Inc.	122,112	6,526,886
Brady Corp. Class A	138,519	4,507,408
Broadwind Energy, Inc. (a)	35,083	167,346
Capstone Turbine Corp. (a)(d)	859,748	997,308
Coleman Cable, Inc.	32,333	601,394
Digital Power Corp. (a)	4,959	3,570
Ecotality, Inc. (a)(d)	70,049	105,774
Encore Wire Corp.	50,532	1,748,913
EnerSys	130,936	6,524,541
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Enphase Energy, Inc. (a)(d)	40,205	$ 310,383
Espey Manufacturing & Electronics Corp.	2,487	63,170
Franklin Electric Co., Inc.	116,350	3,933,794
FuelCell Energy, Inc. (a)(d)	369,311	469,025
Generac Holdings, Inc.	141,780	5,742,090
General Cable Corp.	138,527	4,898,315
Global Power Equipment Group, Inc.	42,575	676,943
GrafTech International Ltd. (a)(d)	371,614	3,117,841
Hubbell, Inc. Class B	145,712	14,633,856
II-VI, Inc. (a)(d)	150,380	2,496,308
Lime Energy Co. (a)(d)	31,271	23,453
LSI Industries, Inc.	51,035	415,935
MagneTek, Inc. (a)	6,645	110,373
Ocean Power Technologies, Inc. (a)(d)	24,836	38,744
Orion Energy Systems, Inc. (a)	65,072	150,967
Plug Power, Inc. (a)(d)	70,828	26,929
Polypore International, Inc. (a)(d)	126,635	4,764,009
Powell Industries, Inc. (a)(d)	28,189	1,332,776
PowerSecure International, Inc. (a)	51,576	695,244
Preformed Line Products Co.	7,217	501,726
Regal-Beloit Corp.	123,682	8,349,772
Revolution Lighting Technologies, Inc. (a)(d)	86,571	330,701
SL Industries, Inc.	9,878	233,713
SolarCity Corp. (d)	32,926	1,489,902
Thermon Group Holdings, Inc. (a)(d)	42,206	834,413
Ultralife Corp. (a)	43,594	165,657
Universal Security Instruments, Inc. (a)	4,000	20,400
Vicor Corp. (a)	52,357	282,204
Zbb Energy Corp. (a)(d)	174,198	44,420
		127,674,585
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	183,900	12,028,899
Raven Industries, Inc.	109,098	3,304,578
		15,333,477
Machinery - 3.8%
Accuride Corp. (a)	121,488	622,019
Actuant Corp. Class A (d)	203,826	6,930,084
Adept Technology, Inc. (a)	2,678	10,016
AGCO Corp.	269,929	14,972,962
Alamo Group, Inc.	22,876	972,230
Albany International Corp. Class A	80,625	2,559,038
Altra Holdings, Inc.	71,338	2,055,248
American Railcar Industries, Inc.	25,287	859,758
Ampco-Pittsburgh Corp.	25,813	473,927
Art's-Way Manufacturing Co., Inc.	9,831	73,044
Astec Industries, Inc.	56,072	1,980,463
Barnes Group, Inc.	129,921	3,926,213
Blount International, Inc. (a)	140,734	1,888,650
Briggs & Stratton Corp.	136,429	3,192,439

	Shares	Value
Chart Industries, Inc. (a)(d)	83,058	$ 8,079,882
Chicago Rivet & Machine Co.	772	20,998
CIRCOR International, Inc.	45,358	2,317,794
CLARCOR, Inc.	138,717	7,524,010
Colfax Corp. (a)(d)	230,421	11,498,008
Columbus McKinnon Corp. (NY Shares) (a)(d)	62,931	1,330,991
Commercial Vehicle Group, Inc. (a)	67,579	531,171
Crane Co.	130,834	7,817,332
Donaldson Co., Inc.	373,919	14,025,702
Douglas Dynamics, Inc.	51,117	714,616
Dynamic Materials Corp.	39,486	635,725
Eastern Co.	11,293	166,911
Energy Recovery, Inc. (a)(d)	100,626	415,585
EnPro Industries, Inc. (a)(d)	60,790	3,061,992
ESCO Technologies, Inc.	73,698	2,367,180
ExOne Co. (d)	13,500	669,870
Federal Signal Corp. (a)	176,519	1,548,072
Flow International Corp. (a)	102,629	407,437
FreightCar America, Inc.	47,091	854,231
Gardner Denver, Inc.	132,417	9,997,484
Gorman-Rupp Co.	40,313	1,179,558
Graco, Inc.	168,258	10,844,228
Graham Corp.	27,199	761,572
Greenbrier Companies, Inc. (a)	64,966	1,523,453
Hardinge, Inc.	25,807	329,039
Harsco Corp.	217,942	5,095,484
Hurco Companies, Inc. (a)	14,365	412,276
Hyster-Yale Materials Handling Class A	24,122	1,490,740
IDEX Corp.	237,381	13,067,824
ITT Corp.	247,203	7,453,170
John Bean Technologies Corp.	77,426	1,672,402
Kadant, Inc.	29,469	881,712
Kaydon Corp.	86,633	2,342,556
Kennametal, Inc.	214,867	9,312,336
Key Technology, Inc. (a)	12,346	188,030
L.B. Foster Co. Class A	24,670	1,093,128
Lincoln Electric Holdings, Inc.	230,770	13,800,046
Lindsay Corp.	33,391	2,713,019
Lydall, Inc. (a)	38,154	551,707
Manitex International, Inc. (a)	28,579	310,082
Manitowoc Co., Inc. (d)	347,941	7,310,240
Meritor, Inc. (a)	262,452	1,900,152
Met-Pro Corp.	50,167	673,743
MFRI, Inc. (a)	13,428	103,261
Middleby Corp. (a)(d)	52,052	8,509,981
Miller Industries, Inc.	29,446	482,031
Mueller Industries, Inc.	77,409	4,214,920
Mueller Water Products, Inc. Class A	422,513	3,215,324
Navistar International Corp. (a)(d)	219,125	7,860,014
NN, Inc. (a)(d)	36,484	337,842
Nordson Corp.	157,798	11,238,374
Omega Flex, Inc.	5,411	72,886
Oshkosh Truck Corp. (a)	239,620	9,541,668
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
PMFG, Inc. (a)	42,899	$ 274,125
Proto Labs, Inc. (a)(d)	25,428	1,404,643
RBC Bearings, Inc. (a)	66,140	3,238,214
Rexnord Corp. (a)	78,448	1,564,253
SPX Corp.	127,832	10,088,501
Standex International Corp.	35,510	1,852,557
Sun Hydraulics Corp.	70,825	2,298,271
Taylor Devices, Inc. (a)	3,820	30,827
Tecumseh Products Co. Class A (non-vtg.) (a)	42,740	392,353
Tennant Co.	52,064	2,568,838
Terex Corp. (a)(d)	300,921	10,794,036
The L.S. Starrett Co. Class A	14,574	149,384
Timken Co.	216,254	12,274,577
Titan International, Inc. (d)	146,713	3,422,814
Toro Co.	163,800	7,806,708
TriMas Corp. (a)	86,923	2,803,267
Trinity Industries, Inc.	222,927	9,124,402
Twin Disc, Inc.	21,277	530,436
Valmont Industries, Inc.	64,540	9,831,378
Wabash National Corp. (a)(d)	208,685	2,191,193
WABCO Holdings, Inc. (a)	172,447	13,005,953
Wabtec Corp.	130,516	14,358,065
Watts Water Technologies, Inc. Class A	78,468	3,735,077
Woodward, Inc.	167,948	6,575,164
WSI Industries, Inc.	5,668	30,607
		365,329,523
Marine - 0.2%
Baltic Trading Ltd.	60,265	219,967
Eagle Bulk Shipping, Inc. (a)(d)	42,249	184,628
Genco Shipping & Trading Ltd. (a)(d)	81,839	129,306
International Shipholding Corp.	22,466	418,542
Kirby Corp. (a)(d)	151,198	11,805,540
Matson, Inc.	115,553	2,908,469
Rand Logistics, Inc. (a)(d)	27,482	153,899
		15,820,351
Professional Services - 1.4%
Acacia Research Corp.	135,777	3,394,425
Advisory Board Co. (a)	98,172	5,184,463
Barrett Business Services, Inc.	16,947	988,519
CBIZ, Inc. (a)(d)	128,259	854,205
CDI Corp.	25,347	345,987
Corporate Executive Board Co.	93,198	5,702,786
CRA International, Inc. (a)	23,173	415,028
CTPartners Executive Search, Inc. (a)	10,063	41,761
DLH Holdings Corp. (a)	2,300	1,978
Dolan Co. (a)	73,005	108,777
Exponent, Inc.	37,868	2,120,608
Franklin Covey Co. (a)	35,617	491,158
FTI Consulting, Inc. (a)(d)	116,706	4,433,661

	Shares	Value
GP Strategies Corp. (a)	47,623	$ 1,191,051
Heidrick & Struggles International, Inc.	40,267	580,247
Hill International, Inc. (a)	70,728	210,062
Hudson Global, Inc. (a)	67,394	155,680
Huron Consulting Group, Inc. (a)	64,299	2,874,808
ICF International, Inc. (a)	53,421	1,610,643
IHS, Inc. Class A (a)	136,765	14,378,104
Innovaro, Inc. (a)	10,333	517
Insperity, Inc.	63,158	1,904,845
Kelly Services, Inc. Class A (non-vtg.)	84,328	1,493,449
Kforce, Inc.	104,013	1,548,754
Korn/Ferry International (a)	142,199	2,488,483
Lightbridge Corp. (a)	24,428	41,283
Luna Innovations, Inc. (a)	26,569	32,680
Manpower, Inc.	216,975	12,426,158
Mastech Holdings, Inc.	2,512	17,710
MISTRAS Group, Inc. (a)	47,257	1,010,355
National Technical Systems, Inc. (a)	1,200	15,456
Navigant Consulting, Inc. (a)	143,794	1,895,205
Nielsen Holdings B.V.	571,562	19,381,667
Odyssey Marine Exploration, Inc. (a)(d)	205,988	675,641
On Assignment, Inc. (a)(d)	120,060	3,126,362
Pendrell Corp. (a)	419,705	1,036,671
RCM Technologies, Inc.	26,829	149,438
Resources Connection, Inc.	119,565	1,310,432
RPX Corp. (a)	64,934	996,088
Spherix, Inc. (a)	26	160
Towers Watson & Co.	153,698	11,939,261
TrueBlue, Inc. (a)	105,970	2,494,534
Verisk Analytics, Inc. (a)	399,254	23,484,120
VSE Corp.	9,167	310,945
WageWorks, Inc. (a)	59,579	1,726,004
		134,590,169
Road & Rail - 1.2%
AMERCO	20,891	3,601,608
Arkansas Best Corp.	60,483	1,154,620
Avis Budget Group, Inc. (a)	287,361	9,528,891
Celadon Group, Inc.	66,150	1,290,587
Con-way, Inc.	160,493	6,101,944
Covenant Transport Group, Inc. Class A (a)	20,231	114,103
Frozen Food Express Industries, Inc. (a)	33,709	52,249
Genesee & Wyoming, Inc. Class A (a)	135,981	12,109,108
Heartland Express, Inc.	171,278	2,457,839
Hertz Global Holdings, Inc. (a)(d)	1,091,558	28,194,943
J.B. Hunt Transport Services, Inc.	247,561	18,235,343
Knight Transportation, Inc.	156,802	2,687,586
Landstar System, Inc.	124,275	6,560,477
Marten Transport Ltd.	61,356	1,471,930
Old Dominion Freight Lines, Inc. (a)	201,651	8,683,092
P.A.M. Transportation Services, Inc.	12,026	130,242
Patriot Transportation Holding, Inc. (a)	15,144	438,873
Quality Distribution, Inc. (a)	56,949	518,805
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Roadrunner Transportation Systems, Inc. (a)	39,403	$ 1,091,463
Saia, Inc. (a)	45,460	2,172,306
Swift Transporation Co. (a)	224,011	3,772,345
Universal Truckload Services, Inc. (a)	18,107	462,634
USA Truck, Inc. (a)	17,441	112,843
Werner Enterprises, Inc.	113,761	2,847,438
YRC Worldwide, Inc. (a)(d)	32,458	645,590
		114,436,859
Trading Companies & Distributors - 1.0%
Aceto Corp.	75,715	963,852
AeroCentury Corp. (a)	740	14,400
Air Lease Corp. Class A	181,701	5,087,628
Aircastle Ltd.	161,892	2,561,131
Applied Industrial Technologies, Inc.	115,403	5,547,422
Beacon Roofing Supply, Inc. (a)	128,398	5,292,566
BlueLinx Corp. (a)(d)	64,267	158,097
CAI International, Inc. (a)	38,758	991,430
DXP Enterprises, Inc. (a)	33,811	1,997,216
Edgen Group, Inc. Class A (a)	69,427	457,524
Essex Rental Corp. (a)	27,827	123,552
GATX Corp.	140,877	7,033,989
H&E Equipment Services, Inc. (d)	78,968	1,767,304
Houston Wire & Cable Co.	39,527	553,773
Kaman Corp.	72,810	2,468,987
Lawson Products, Inc.	23,255	346,500
MRC Global, Inc. (a)	286,178	8,124,593
MSC Industrial Direct Co., Inc. Class A	128,645	10,635,082
Rush Enterprises, Inc. Class A (a)(d)	91,193	2,343,660
TAL International Group, Inc.	89,668	3,789,370
Textainer Group Holdings Ltd. (d)	56,757	2,127,820
Titan Machinery, Inc. (a)	53,212	1,091,378
Transcat, Inc. (a)	4,695	34,508
United Rentals, Inc. (a)(d)	250,560	14,241,830
Watsco, Inc.	84,950	7,411,888
WESCO International, Inc. (a)(d)	117,747	8,743,892
Willis Lease Finance Corp. (a)	19,324	256,043
		94,165,435
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	112,304	1,970,935
TOTAL INDUSTRIALS		1,439,142,369
INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 1.1%
ADTRAN, Inc. (d)	169,587	3,920,851
Alliance Fiber Optic Products, Inc.	14,914	312,448
Ambient Corp. (a)	4,086	7,028
American Electric Technologies, Inc. (a)	1,200	6,996

	Shares	Value
Anaren, Inc. (a)	53,781	$ 1,291,820
Arris Group, Inc. (a)	324,880	4,915,434
Aruba Networks, Inc. (a)(d)	288,776	4,314,313
Aviat Networks, Inc. (a)	158,166	419,140
Aware, Inc.	7,727	42,112
Bel Fuse, Inc. Class B (non-vtg.)	23,302	370,968
Black Box Corp.	57,867	1,557,201
Brocade Communications Systems, Inc. (a)	1,246,820	6,770,233
CalAmp Corp. (a)	90,071	1,186,235
Calix Networks, Inc. (a)	101,619	1,064,967
Ciena Corp. (a)(d)	270,779	4,532,840
Clearfield, Inc. (a)	20,779	175,375
ClearOne, Inc. (a)	5,738	53,937
Communications Systems, Inc.	7,926	80,607
Comtech Telecommunications Corp.	62,000	1,636,800
Digi International, Inc. (a)	59,093	566,702
EchoStar Holding Corp. Class A (a)	114,498	4,546,716
EMCORE Corp. (a)(d)	83,286	284,838
Emulex Corp. (a)	242,671	1,511,840
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	291,313	1,037,074
Finisar Corp. (a)(d)	265,222	3,474,408
Globecomm Systems, Inc. (a)(d)	55,604	712,287
Harmonic, Inc. (a)	331,637	2,022,986
Infinera Corp. (a)(d)	294,903	3,105,329
InterDigital, Inc. (d)	119,090	5,476,949
Ixia (a)(d)	158,794	2,496,242
KVH Industries, Inc. (a)(d)	38,479	507,538
Lantronix, Inc. (a)	2,994	5,060
Meru Networks, Inc. (a)	34,816	142,746
NETGEAR, Inc. (a)	111,096	3,697,275
NumereX Corp. Class A (a)	22,215	244,365
Oclaro, Inc. (a)(d)	227,355	234,176
Oplink Communications, Inc. (a)	41,842	712,151
Optical Cable Corp.	11,466	53,317
Palo Alto Networks, Inc.	87,871	4,263,501
Parkervision, Inc. (a)(d)	254,642	1,110,239
PC-Tel, Inc.	41,380	303,315
Performance Technologies, Inc. (a)	4,304	5,552
Plantronics, Inc.	116,948	5,402,998
Polycom, Inc. (a)	489,349	5,544,324
Procera Networks, Inc. (a)(d)	56,021	826,870
Relm Wireless Corp. (a)	22,872	74,563
Riverbed Technology, Inc. (a)(d)	454,878	7,032,414
Ruckus Wireless, Inc. (d)	20,502	256,685
ShoreTel, Inc. (a)(d)	146,587	592,211
Sonus Networks, Inc. (a)	784,420	2,517,988
Symmetricom, Inc. (a)	84,462	417,242
Technical Communications Corp.	2,835	20,951
Tellabs, Inc.	991,152	2,051,685
Telular Corp.	47,946	601,243
Tessco Technologies, Inc.	20,333	464,812
Ubiquiti Networks, Inc. (d)	28,412	537,271
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
ViaSat, Inc. (a)(d)	114,281	$ 8,006,527
Westell Technologies, Inc. Class A (a)	132,720	290,657
Zhone Technologies, Inc. (a)	52,950	46,596
Zoom Technologies, Inc. (a)(d)	47,286	18,044
		103,876,992
Computers & Peripherals - 0.7%
3D Systems Corp. (a)(d)	249,628	12,111,951
Avid Technology, Inc. (a)(d)	81,592	520,557
Concurrent Computer Corp.	19,731	148,772
Cray, Inc. (a)	103,287	1,880,856
Crossroads Systems, Inc. (a)	24,612	52,670
Datalink Corp. (a)	37,984	435,297
Dataram Corp. (a)	3,942	17,029
Diebold, Inc.	174,947	5,635,043
Dot Hill Systems Corp. (a)	105,073	204,892
Electronics for Imaging, Inc. (a)	130,272	3,633,286
Fusion-io, Inc. (a)(d)	191,207	2,766,765
Hauppauge Digital, Inc. (a)	28,370	20,710
Hutchinson Technology, Inc. (a)(d)	81,684	468,866
iGO, Inc. (a)	5,749	13,395
Imation Corp. (a)	76,999	315,696
Immersion Corp. (a)(d)	76,301	1,171,983
Intermec, Inc. (a)	153,161	1,510,167
Interphase Corp. (a)	11,825	29,090
Intevac, Inc. (a)	55,110	265,079
Lexmark International, Inc. Class A	172,209	5,254,097
NCR Corp. (a)	449,243	15,004,716
Novatel Wireless, Inc. (a)	94,259	322,366
OCZ Technology Group, Inc. (a)(d)	152,118	222,092
Overland Storage, Inc. (a)	57,061	66,191
QLogic Corp. (a)	267,344	2,603,931
Quantum Corp. (a)(d)	702,910	1,089,511
Rimage Corp.	32,359	261,784
Silicon Graphics International Corp. (a)(d)	85,074	1,284,617
STEC, Inc. (a)(d)	87,553	309,938
Super Micro Computer, Inc. (a)(d)	69,717	718,782
Synaptics, Inc. (a)	92,875	3,832,023
Transact Technologies, Inc.	18,832	151,409
USA Technologies, Inc. (a)(d)	79,221	144,974
Xplore Technologies Corp. (a)	5,105	17,051
		62,485,586
Electronic Equipment & Components - 1.8%
ADDvantage Technologies Group, Inc. (a)	11,928	26,838
Advanced Photonix, Inc. Class A (a)	41,087	18,489
Aeroflex Holding Corp. (a)	62,535	494,027
Agilysys, Inc. (a)	46,798	536,305
Anixter International, Inc.	71,766	5,506,605
Arrow Electronics, Inc. (a)	289,049	11,492,588
Audience, Inc. (d)	22,271	311,794

	Shares	Value
Avnet, Inc. (a)	388,372	$ 13,266,788
AVX Corp.	155,839	1,866,951
Badger Meter, Inc.	45,332	2,019,994
Benchmark Electronics, Inc. (a)	158,358	3,087,981
Checkpoint Systems, Inc. (a)	105,621	1,442,783
ClearSign Combustion Corp. (a)(d)	15,102	120,061
Cognex Corp.	105,565	4,743,035
Coherent, Inc.	67,269	3,861,241
CTS Corp.	82,177	987,768
CUI Global, Inc. (a)	29,672	172,988
Daktronics, Inc.	101,262	1,039,961
Digital Ally, Inc. (a)	4,790	29,938
Document Security Systems, Inc. (a)(d)	42,498	124,944
Dolby Laboratories, Inc. Class A (d)	126,455	4,425,925
DTS, Inc. (a)(d)	52,729	1,041,925
Dynasil Corp. of America (a)	9,408	4,704
Echelon Corp. (a)	68,729	161,513
Electro Rent Corp.	46,174	785,420
Electro Scientific Industries, Inc.	59,043	670,138
eMagin Corp.	60,537	235,489
Fabrinet (a)	78,730	1,143,947
FARO Technologies, Inc. (a)	49,501	1,852,327
FEI Co. (d)	103,531	7,455,267
Frequency Electronics, Inc.	13,041	133,279
Giga-Tronics, Inc. (a)	4,585	7,336
I. D. Systems Inc. (a)	33,896	173,209
Identive Group, Inc. (a)(d)	118,347	105,210
IEC Electronics Corp. (a)	18,101	63,354
Image Sensing Systems, Inc. (a)	2,863	14,544
Ingram Micro, Inc. Class A (a)	406,560	7,769,362
Insight Enterprises, Inc. (a)	134,113	2,581,675
Intelli-Check, Inc. (a)(d)	25,728	13,121
IntriCon Corp. (a)	1,667	6,701
InvenSense, Inc. (a)(d)	102,444	1,319,479
IPG Photonics Corp. (d)	82,850	4,913,005
Iteris, Inc. (a)	52,448	88,113
Itron, Inc. (a)	107,316	4,507,272
KEMET Corp. (a)	129,653	595,107
KEY Tronic Corp. (a)	21,607	245,456
LGL Group, Inc. (a)	3,009	16,550
LightPath Technologies, Inc. Class A (a)	1,150	1,449
Littelfuse, Inc.	61,998	4,556,233
LoJack Corp. (a)	47,516	160,604
LRAD Corp. (a)	62,271	59,780
Maxwell Technologies, Inc. (a)	78,927	570,642
Measurement Specialties, Inc. (a)	40,061	1,780,711
Mercury Systems, Inc. (a)(d)	85,548	747,690
Mesa Laboratories, Inc.	5,851	309,752
Methode Electronics, Inc. Class A	94,658	1,488,970
MicroVision, Inc. (a)(d)	62,948	188,215
MOCON, Inc.	7,499	102,286
MTS Systems Corp.	43,595	2,631,394
Multi-Fineline Electronix, Inc. (a)	21,997	349,752
Napco Security Technolgies, Inc. (a)	17,472	75,828
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
National Instruments Corp.	264,814	$ 7,520,718
Neonode, Inc. (a)(d)	65,768	357,120
NetList, Inc. (a)(d)	52,442	32,514
Newport Corp. (a)	107,240	1,411,278
OSI Systems, Inc. (a)	50,655	2,929,885
Par Technology Corp. (a)	27,309	108,963
Parametric Sound Corp. (a)(d)	10,945	182,891
Park Electrochemical Corp.	48,641	1,174,680
PC Connection, Inc.	44,665	749,925
PC Mall, Inc. (a)	19,862	152,143
Perceptron, Inc.	25,360	179,295
Planar Systems, Inc. (a)	44,256	77,005
Plexus Corp. (a)	100,450	2,931,131
Power-One, Inc. (a)	331,093	2,095,819
Pulse Electronics Corp. (a)	9,108	30,056
RadiSys Corp. (a)	64,186	320,930
RealD, Inc. (a)(d)	124,761	1,882,643
Research Frontiers, Inc. (a)(d)	45,641	167,502
RF Industries Ltd.	13,982	94,518
Richardson Electronics Ltd.	36,856	440,798
Rofin-Sinar Technologies, Inc. (a)(d)	75,403	2,017,784
Rogers Corp. (a)	47,794	2,211,428
Sanmina Corp. (a)	230,139	3,125,288
ScanSource, Inc. (a)	79,265	2,530,931
Sigmatron International, Inc. (a)	762	3,178
Superconductor Technologies, Inc. (a)(d)	11,800	44,958
SYNNEX Corp. (a)(d)	74,804	3,033,302
Tech Data Corp. (a)	104,357	5,230,373
Trimble Navigation Ltd. (a)	710,079	19,811,204
TTM Technologies, Inc. (a)	135,050	1,091,204
Uni-Pixel, Inc. (a)(d)	28,171	428,481
Universal Display Corp. (a)(d)	108,971	3,245,156
Viasystems Group, Inc. (a)	12,420	156,740
Vishay Intertechnology, Inc. (a)(d)	363,544	5,293,201
Vishay Precision Group, Inc. (a)	27,407	396,305
Wayside Technology Group, Inc.	460	5,382
Wireless Ronin Technologies, Inc. (a)	11,934	10,860
Wireless Telecom Group, Inc. (a)	11,376	18,998
Zygo Corp. (a)	46,295	736,553
		176,734,953
Internet Software & Services - 2.3%
Active Network, Inc. (a)(d)	102,886	688,307
Angie's List, Inc. (a)(d)	95,193	2,233,228
AOL, Inc.	213,767	7,409,164
Autobytel, Inc. (a)	18,975	93,547
Bankrate, Inc. (a)	117,310	1,678,706
Bazaarvoice, Inc. (a)(d)	98,323	736,439
Blucora, Inc. (a)(d)	120,381	2,196,953
Bridgeline Digital, Inc. (a)(d)	24,241	25,938
Brightcove, Inc. (a)(d)	42,905	320,929
BroadVision, Inc. (a)(d)	7,417	65,715

	Shares	Value
Carbonite, Inc. (a)	42,143	$ 445,452
comScore, Inc. (a)	102,141	2,020,349
Constant Contact, Inc. (a)(d)	93,209	1,390,678
Cornerstone OnDemand, Inc. (a)	93,065	3,782,162
CoStar Group, Inc. (a)(d)	74,214	8,297,867
Crexendo, Inc.	12,555	34,777
DealerTrack Holdings, Inc. (a)	126,018	4,062,820
Demand Media, Inc. (a)(d)	103,121	883,747
Demandware, Inc. (a)(d)	25,020	765,862
Dice Holdings, Inc. (a)(d)	145,947	1,316,442
Digital River, Inc. (a)	90,961	1,589,089
E2open, Inc. (d)	18,146	265,113
EarthLink, Inc.	296,710	1,759,490
eGain Communications Corp. (a)	32,997	264,966
Equinix, Inc. (a)(d)	133,944	27,142,412
ExactTarget, Inc. (a)	64,990	1,495,420
Facebook, Inc. Class A	1,511,749	36,811,088
FriendFinder Networks, Inc. (a)(d)	90,515	29,870
GlowPoint, Inc. (a)	51,449	48,877
IAC/InterActiveCorp	215,088	10,427,466
Internap Network Services Corp. (a)(d)	145,873	1,164,067
Internet Media Services, Inc. (a)	7,375	50
Internet Patents Corp. (a)	283	1,002
IntraLinks Holdings, Inc. (a)	118,223	725,889
Inuvo, Inc. (a)	37,507	37,132
iPass, Inc. (a)	114,238	194,205
j2 Global, Inc.	119,133	4,871,348
Keynote Systems, Inc.	42,581	536,521
Limelight Networks, Inc. (a)(d)	135,298	320,656
LinkedIn Corp. (a)	189,585	31,761,175
Liquidity Services, Inc. (a)(d)	67,069	2,683,431
LivePerson, Inc. (a)(d)	137,196	1,267,691
Local Corp. (a)(d)	49,826	80,718
LogMeIn, Inc. (a)	62,067	1,579,605
LookSmart Ltd. (a)	44,306	31,900
Marchex, Inc. Class B	52,192	302,714
Marin Software, Inc. (d)	19,835	237,822
Market Leader, Inc. (a)(d)	72,379	774,455
MeetMe, Inc. (a)(d)	65,453	98,180
Millennial Media, Inc. (a)(d)	34,351	271,029
Monster Worldwide, Inc. (a)	344,947	1,907,557
Move, Inc. (a)	106,256	1,210,256
NIC, Inc. (d)	166,571	2,785,067
Onvia.com, Inc. (a)	2,326	10,700
OpenTable, Inc. (a)	65,190	4,348,173
Perficient, Inc. (a)	94,117	1,185,874
QuinStreet, Inc. (a)(d)	73,086	565,686
Rackspace Hosting, Inc. (a)(d)	306,207	11,491,949
RealNetworks, Inc. (a)	63,414	460,386
Reis, Inc. (a)	17,421	323,856
Responsys, Inc. (a)	76,743	750,547
SciQuest, Inc. (a)	44,604	1,023,662
Selectica, Inc. (a)	2,268	19,505
Soundbite Communications, Inc.	30,338	150,476
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Spark Networks, Inc. (a)	47,178	$ 384,972
SPS Commerce, Inc. (a)	37,172	2,006,173
Stamps.com, Inc. (a)	52,541	2,002,863
Support.com, Inc. (a)	144,855	692,407
Synacor, Inc. (a)(d)	40,770	153,703
TechTarget, Inc. (a)	30,780	136,663
TheStreet.com, Inc.	58,323	115,480
Travelzoo, Inc. (a)	22,916	658,606
Trulia, Inc. (d)	49,476	1,520,892
United Online, Inc.	262,472	1,787,434
Unwired Planet, Inc. (a)(d)	210,780	434,207
ValueClick, Inc. (a)(d)	192,206	5,062,706
Vocus, Inc. (a)(d)	57,794	505,120
Web.com Group, Inc. (a)(d)	85,039	1,784,969
WebMD Health Corp. (a)	139,455	4,116,712
WebMediaBrands, Inc. (a)	5,114	6,802
World Energy Solutions, Inc. (a)	2,295	8,951
XO Group, Inc. (a)	65,794	680,310
Xoom Corp.	16,471	306,525
Yelp, Inc. (a)(d)	41,494	1,236,936
Zillow, Inc. (a)(d)	38,054	2,136,352
Zix Corp. (a)	168,463	672,167
		217,867,107
IT Services - 2.2%
Acxiom Corp. (a)	205,091	4,509,951
Alliance Data Systems Corp. (a)(d)	133,278	23,602,201
Analysts International Corp. (a)	4,541	18,527
Blackhawk Network Holdings, Inc.	30,888	735,752
Booz Allen Hamilton Holding Corp. Class A	105,968	1,848,082
Broadridge Financial Solutions, Inc.	333,140	9,041,420
CACI International, Inc. Class A (a)(d)	63,775	4,090,529
Cardtronics, Inc. (a)	127,468	3,636,662
Cass Information Systems, Inc.	23,141	1,038,568
Ciber, Inc. (a)	181,370	739,990
Computer Task Group, Inc.	39,786	888,024
Convergys Corp.	288,092	5,234,632
CoreLogic, Inc. (a)	269,851	7,070,096
CSG Systems International, Inc. (a)(d)	89,895	1,944,429
CSP, Inc.	3,555	28,867
DST Systems, Inc.	81,991	5,590,146
Dynamics Research Corp. (a)	25,485	127,425
Edgewater Technology, Inc. (a)	11,761	45,986
EPAM Systems, Inc. (a)	40,078	928,206
Euronet Worldwide, Inc. (a)(d)	132,962	4,055,341
EVERTEC, Inc.	67,674	1,354,833
ExlService Holdings, Inc. (a)	76,938	2,256,592
FleetCor Technologies, Inc. (a)	188,771	16,438,179
Forrester Research, Inc.	40,505	1,467,496
Gartner, Inc. Class A (a)(d)	256,579	14,524,937
Genpact Ltd.	366,105	7,084,132

	Shares	Value
Global Cash Access Holdings, Inc. (a)	196,080	$ 1,294,128
Global Payments, Inc.	213,369	10,233,177
Hackett Group, Inc.	102,623	517,220
Heartland Payment Systems, Inc.	103,120	3,306,027
Higher One Holdings, Inc. (a)(d)	93,065	1,014,409
iGate Corp. (a)	83,184	1,207,000
Information Services Group, Inc. (a)	46,725	91,581
Innodata, Inc. (a)	58,124	183,672
Jack Henry & Associates, Inc.	244,226	11,461,526
Lender Processing Services, Inc.	229,587	7,597,034
Lionbridge Technologies, Inc. (a)	146,424	433,415
ManTech International Corp. Class A	65,288	1,768,652
Mattersight Corp. (a)(d)	15,883	49,555
Maximus, Inc.	96,800	7,224,184
ModusLink Global Solutions, Inc. (a)	101,501	291,308
MoneyGram International, Inc. (a)	55,661	1,095,408
NCI, Inc. Class A (a)	29,120	137,738
NeuStar, Inc. Class A (a)(d)	179,202	8,684,129
Newtek Business Services, Inc. (a)	5,503	11,611
Official Payments Holdings, Inc. (a)	27,138	175,040
PFSweb, Inc. (a)	60,946	261,458
PRG-Schultz International, Inc. (a)	64,364	352,715
Rainmaker Systems, Inc. (a)	15,480	6,734
Sapient Corp. (a)	310,229	3,995,750
ServiceSource International, Inc. (a)	138,958	1,132,508
StarTek, Inc. (a)	22,269	107,337
Sykes Enterprises, Inc. (a)	108,679	1,718,215
Syntel, Inc.	52,484	3,354,252
Teletech Holdings, Inc. (a)	95,903	2,156,858
The Management Network Group, Inc. (a)	2,929	8,523
Unisys Corp. (a)	118,399	2,444,939
Vantiv, Inc. (a)	244,838	6,515,139
VeriFone Systems, Inc. (a)	296,108	6,908,200
Virtusa Corp. (a)	60,259	1,413,676
WEX, Inc. (a)(d)	107,646	7,951,810
WidePoint Corp. (a)	102,981	48,401
WPCS International, Inc. (a)	5,571	19,554
		213,473,886
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	146,332	6,681,519
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Energy Industries, Inc. (a)	92,550	1,702,920
AEHR Test Systems (a)	9,000	13,050
Aetrium, Inc. (a)	6,743	4,046
Amkor Technology, Inc. (a)(d)	216,408	982,492
Amtech Systems, Inc. (a)(d)	19,914	104,549
ANADIGICS, Inc. (a)	211,691	436,083
Applied Micro Circuits Corp. (a)	210,775	1,625,075
ASML Holding NV	4,792	389,446
Atmel Corp. (a)	1,228,707	9,669,924
ATMI, Inc. (a)	84,635	2,020,237
Axcelis Technologies, Inc. (a)	244,233	390,773
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
AXT, Inc. (a)	91,754	$ 260,581
Brooks Automation, Inc.	182,430	1,942,880
BTU International, Inc. (a)	13,926	34,397
Cabot Microelectronics Corp. (a)	65,089	2,326,932
Cascade Microtech, Inc. (a)	15,468	101,934
Cavium, Inc. (a)(d)	137,348	4,499,520
Ceva, Inc. (a)	57,139	958,221
Cirrus Logic, Inc. (a)(d)	178,213	3,252,387
Cohu, Inc.	53,812	595,161
Cree, Inc. (a)(d)	319,886	19,944,892
CVD Equipment Corp. (a)(d)	8,902	85,815
CyberOptics Corp. (a)	9,297	58,106
Cypress Semiconductor Corp. (d)	376,336	4,230,017
Diodes, Inc. (a)	100,150	2,363,540
DSP Group, Inc. (a)	46,628	370,226
Entegris, Inc. (a)	389,320	4,056,714
Entropic Communications, Inc. (a)	218,133	933,609
Exar Corp. (a)	123,246	1,390,215
Fairchild Semiconductor International, Inc. (a)	342,643	4,971,750
FormFactor, Inc. (a)	139,453	821,378
GigOptix, Inc. (a)	52,290	92,553
GSI Technology, Inc. (a)	42,569	238,386
GT Advanced Technologies, Inc. (a)(d)	320,977	1,428,348
Hittite Microwave Corp. (a)	77,384	4,200,404
Ikanos Communications, Inc. (a)	170,185	229,750
Inphi Corp. (a)	47,066	480,544
Integrated Device Technology, Inc. (a)	372,872	3,176,869
Integrated Silicon Solution, Inc. (a)(d)	60,108	650,369
Intermolecular, Inc. (a)	38,814	331,472
International Rectifier Corp. (a)(d)	185,703	4,081,752
Intersil Corp. Class A	336,120	2,756,184
Intest Corp.	34,005	114,937
IXYS Corp.	59,965	683,601
Kopin Corp. (a)(d)	153,988	546,657
Kulicke & Soffa Industries, Inc. (a)	219,474	2,721,478
Lattice Semiconductor Corp. (a)	317,470	1,634,971
LTX-Credence Corp. (a)	119,446	677,259
M/A-COM Technology Solutions, Inc. (a)	36,240	504,823
Marvell Technology Group Ltd.	1,238,726	13,427,790
Mattson Technology, Inc. (a)	136,613	269,128
Maxim Integrated Products, Inc.	804,745	23,731,930
MaxLinear, Inc. Class A (a)	55,325	349,101
MEMC Electronic Materials, Inc. (d)	624,499	5,039,707
MEMSIC, Inc. (a)	20,654	84,268
Micrel, Inc.	128,757	1,281,132
Microsemi Corp. (a)	254,124	5,572,939
Mindspeed Technologies, Inc. (a)(d)	105,568	343,096
MKS Instruments, Inc.	147,111	4,141,175
Monolithic Power Systems, Inc.	91,913	2,258,302
MoSys, Inc. (a)(d)	116,995	532,327

	Shares	Value
Nanometrics, Inc. (a)	53,847	$ 778,089
NeoPhotonics Corp. (a)	37,763	242,816
NVE Corp. (a)	11,458	592,722
Omnivision Technologies, Inc. (a)(d)	165,713	3,060,719
ON Semiconductor Corp. (a)	1,236,683	10,586,006
PDF Solutions, Inc. (a)	64,407	1,180,580
Peregrine Semiconductor Corp.	13,204	142,999
Pericom Semiconductor Corp. (a)	65,839	461,531
Photronics, Inc. (a)(d)	185,593	1,416,075
Pixelworks, Inc. (a)	35,295	106,238
PLX Technology, Inc. (a)	94,818	428,577
PMC-Sierra, Inc. (a)	581,843	3,496,876
Power Integrations, Inc.	76,690	3,273,896
QuickLogic Corp. (a)(d)	98,963	233,553
Rambus, Inc. (a)	321,079	2,530,103
RF Micro Devices, Inc. (a)(d)	761,188	4,201,758
Rubicon Technology, Inc. (a)(d)	35,909	304,149
Rudolph Technologies, Inc. (a)(d)	89,517	1,097,478
Semtech Corp. (a)(d)	188,424	6,885,013
Sigma Designs, Inc. (a)	73,525	337,480
Silicon Image, Inc. (a)	218,964	1,333,491
Silicon Laboratories, Inc. (a)(d)	108,203	4,648,401
Skyworks Solutions, Inc. (a)	526,124	12,553,319
Spansion, Inc. Class A (a)	142,425	1,951,223
Spire Corp. (a)	200	110
STR Holdings, Inc. (a)(d)	118,407	357,589
SunPower Corp. (a)(d)	103,185	1,991,471
Supertex, Inc.	23,977	531,091
Tessera Technologies, Inc.	158,731	3,293,668
TranSwitch Corp. (a)	48,274	24,624
TriQuint Semiconductor, Inc. (a)	423,913	2,984,348
Ultra Clean Holdings, Inc. (a)	64,500	374,745
Ultratech, Inc. (a)	70,372	2,565,763
Veeco Instruments, Inc. (a)(d)	110,548	4,686,130
Vitesse Semiconductor Corp. (a)(d)	78,832	182,102
Volterra Semiconductor Corp. (a)	67,755	952,635
		231,905,490
Software - 3.7%
Accelrys, Inc. (a)(d)	155,195	1,294,326
ACI Worldwide, Inc. (a)(d)	109,080	5,073,311
Activision Blizzard, Inc.	1,170,078	16,884,226
Actuate Corp. (a)	130,358	879,917
Advent Software, Inc. (a)	92,309	3,062,813
American Software, Inc. Class A	56,018	476,153
ANSYS, Inc. (a)	259,851	19,358,900
Aspen Technology, Inc. (a)	252,861	7,742,604
Astea International, Inc. (a)	13,242	31,781
Asure Software, Inc. (a)	1,517	9,026
Blackbaud, Inc.	126,773	3,846,293
Bottomline Technologies, Inc. (a)(d)	107,226	2,962,654
BroadSoft, Inc. (a)	77,090	2,136,935
BSQUARE Corp. (a)	30,361	87,136
Cadence Design Systems, Inc. (a)(d)	782,604	11,840,799
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Callidus Software, Inc. (a)(d)	116,069	$ 697,575
Cinedigm Digital Cinema Corp. (a)	50,701	78,080
CommVault Systems, Inc. (a)	117,413	8,218,910
Compuware Corp.	594,593	6,677,279
Comverse, Inc.	60,266	1,799,543
Concur Technologies, Inc. (a)(d)	124,111	10,019,481
Cover-All Technologies, Inc. (a)	2,815	4,166
Cyan, Inc.	25,090	334,952
Datawatch Corp. (a)	5,578	82,052
Digimarc Corp.	13,264	305,205
Ebix, Inc.	93,247	1,850,020
Ellie Mae, Inc. (a)	34,300	767,977
Envivio, Inc. (a)(d)	17,506	29,060
EPIQ Systems, Inc.	103,997	1,261,484
ePlus, Inc.	9,557	475,270
Evolving Systems, Inc.	12,044	78,647
FactSet Research Systems, Inc. (d)	113,719	11,166,069
Fair Isaac Corp.	96,553	4,738,821
FalconStor Software, Inc. (a)	86,450	115,843
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	365,077	7,031,383
Globalscape, Inc.	6,122	10,224
Glu Mobile, Inc. (a)(d)	116,341	315,284
GSE Systems, Inc. (a)	33,148	54,031
Guidance Software, Inc. (a)	38,879	358,464
Guidewire Software, Inc. (a)	79,600	3,260,416
Imperva, Inc. (a)	35,771	1,424,759
Infoblox, Inc. (a)	110,530	2,689,195
Informatica Corp. (a)	294,529	10,709,074
Interactive Intelligence Group, Inc. (a)	42,689	2,142,988
Jive Software, Inc. (a)(d)	79,171	1,337,990
Majesco Entertainment Co. (a)	169,132	111,170
Manhattan Associates, Inc. (a)	59,488	4,463,385
Marlborough Software Development Holdings, Inc. (a)	3,682	147
Mentor Graphics Corp.	253,826	4,820,156
MICROS Systems, Inc. (a)(d)	219,887	9,279,231
MicroStrategy, Inc. Class A (a)	25,593	2,341,248
Mitek Systems, Inc. (a)(d)	72,082	456,279
Model N, Inc.	17,769	358,934
Monotype Imaging Holdings, Inc.	103,012	2,344,553
NetScout Systems, Inc. (a)	96,131	2,340,790
NetSol Technologies, Inc. (a)	16,096	165,628
NetSuite, Inc. (a)(d)	78,193	6,849,707
Nuance Communications, Inc. (a)(d)	693,744	13,181,136
Parametric Technology Corp. (a)	324,977	8,160,172
Park City Group, Inc. (a)(d)	3,053	16,486
Peerless Systems Corp. (a)	15,698	51,803
Pegasystems, Inc.	48,780	1,577,057
Progress Software Corp. (a)	171,703	4,036,738
Proofpoint, Inc. (a)	36,347	734,209

	Shares	Value
PROS Holdings, Inc. (a)	54,306	$ 1,571,073
QAD, Inc. Class B	24,367	257,072
QLIK Technologies, Inc. (a)	198,498	6,105,798
Qualys, Inc.	22,136	309,904
Rally Software Development Corp.	15,811	346,735
RealPage, Inc. (a)(d)	112,073	2,133,870
Rosetta Stone, Inc. (a)	32,672	556,077
Rovi Corp. (a)	280,240	7,230,192
SeaChange International, Inc. (a)	69,895	752,070
ServiceNow, Inc. (d)	34,340	1,262,338
Silver Spring Networks, Inc. (d)	12,138	252,470
Smith Micro Software, Inc. (a)	72,854	93,982
SolarWinds, Inc. (a)	171,096	7,211,696
Solera Holdings, Inc.	195,713	10,719,201
Sonic Foundry, Inc. (a)	2,194	18,122
Sourcefire, Inc. (a)(d)	82,473	4,615,189
Splunk, Inc. (a)(d)	71,325	3,335,157
SS&C Technologies Holdings, Inc. (a)	152,994	4,839,200
Synchronoss Technologies, Inc. (a)(d)	71,953	2,255,727
Synopsys, Inc. (a)	429,554	15,657,243
Take-Two Interactive Software, Inc. (a)	248,149	4,129,199
Tangoe, Inc. (a)	82,180	1,225,304
TeleCommunication Systems, Inc. Class A (a)	110,511	259,701
TeleNav, Inc. (a)	41,916	213,352
TIBCO Software, Inc. (a)	425,129	9,068,002
TiVo, Inc. (a)(d)	322,529	4,173,525
Tyler Technologies, Inc. (a)	75,793	5,230,475
Ultimate Software Group, Inc. (a)(d)	76,561	8,521,239
Vasco Data Security International, Inc. (a)	71,289	597,402
Verint Systems, Inc. (a)	141,600	4,753,512
VirnetX Holding Corp. (a)(d)	113,390	2,686,209
VMware, Inc. Class A (a)(d)	236,908	16,848,897
Voltari Corp. (a)(d)	11,296	49,138
Vringo, Inc. (a)(d)	112,758	350,677
Wave Systems Corp. Class A (a)(d)	307,361	116,797
Websense, Inc. (a)	103,425	2,570,111
Workday, Inc. Class A (d)	64,791	4,161,526
Zynga, Inc. (a)(d)	1,313,267	4,465,108
		353,953,235
TOTAL INFORMATION TECHNOLOGY		1,366,978,768
MATERIALS - 5.4%
Chemicals - 2.6%
A. Schulman, Inc.	78,267	2,261,916
ADA-ES, Inc. (a)(d)	36,134	1,349,605
Albemarle Corp. (d)	242,205	16,208,359
American Pacific Corp. (a)	20,080	558,224
American Vanguard Corp.	65,053	1,981,514
Arabian American Development Co. (a)	42,258	312,709
Ashland, Inc.	202,525	18,008,523
Axiall Corp.	190,179	8,206,224
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Balchem Corp.	80,637	$ 3,871,382
Cabot Corp.	165,416	6,772,131
Calgon Carbon Corp. (a)(d)	149,975	2,708,549
Celanese Corp. Class A	440,565	21,741,883
Chase Corp.	12,286	242,649
Chemtura Corp. (a)	264,826	6,072,460
Clean Diesel Technologies, Inc. (a)(d)	33,479	70,306
Core Molding Technologies, Inc. (a)	11,521	107,837
Cytec Industries, Inc.	117,904	8,426,599
Ferro Corp. (a)	237,589	1,629,861
Flotek Industries, Inc. (a)	137,545	2,391,908
FutureFuel Corp.	37,342	522,041
GSE Holding, Inc. (a)	16,500	105,435
H.B. Fuller Co.	136,337	5,667,529
Hawkins, Inc.	22,191	884,977
Huntsman Corp.	519,960	10,113,222
Innophos Holdings, Inc.	61,002	3,085,481
Intrepid Potash, Inc.	143,302	2,691,212
KMG Chemicals, Inc.	19,780	439,314
Koppers Holdings, Inc.	61,881	2,547,641
Kraton Performance Polymers, Inc. (a)	86,645	1,797,017
Kronos Worldwide, Inc. (d)	60,714	1,026,674
Landec Corp. (a)	84,086	1,180,567
LSB Industries, Inc. (a)	50,999	1,722,236
Material Sciences Corp. (a)(d)	23,734	232,593
Minerals Technologies, Inc.	95,148	4,053,305
NewMarket Corp. (d)	29,701	8,145,202
Northern Technologies International Corp. (a)	1,103	11,846
Olin Corp.	212,837	5,306,026
OM Group, Inc. (a)(d)	86,429	2,535,827
OMNOVA Solutions, Inc. (a)(d)	120,975	896,425
Penford Corp. (a)	27,329	324,395
PolyOne Corp.	273,576	7,028,167
Quaker Chemical Corp.	36,034	2,334,643
Rockwood Holdings, Inc.	212,482	14,164,050
RPM International, Inc.	365,504	12,109,148
Senomyx, Inc. (a)	114,790	237,615
Sensient Technologies Corp.	139,845	5,771,403
Stepan Co.	52,088	2,814,315
Taminco Corp.	49,002	923,688
The Scotts Miracle-Gro Co. Class A	104,032	4,917,593
TOR Minerals International, Inc. (a)	3,831	44,248
Tredegar Corp.	67,844	1,693,386
Tronox Ltd. Class A	66,127	1,526,211
Valhi, Inc. (d)	64,947	1,049,544
Valspar Corp.	226,094	16,204,157
W.R. Grace & Co. (a)	192,929	16,304,430
Westlake Chemical Corp.	52,394	4,893,600

	Shares	Value
Zep, Inc.	53,413	$ 885,588
Zoltek Companies, Inc. (a)	83,484	1,066,926
		250,180,316
Construction Materials - 0.3%
Eagle Materials, Inc.	127,200	9,381,000
Headwaters, Inc. (a)	196,557	2,085,470
Martin Marietta Materials, Inc.	123,642	13,480,687
Texas Industries, Inc. (a)(d)	58,355	4,167,131
U.S. Concrete, Inc. (a)	25,199	404,444
United States Lime & Minerals, Inc. (a)	7,538	375,920
		29,894,652
Containers & Packaging - 1.0%
AEP Industries, Inc. (a)	13,400	1,118,632
Aptargroup, Inc.	180,906	10,260,988
Berry Plastics Group, Inc.	152,388	3,201,672
Boise, Inc.	247,252	1,992,851
Crown Holdings, Inc. (a)	389,862	16,510,656
Graphic Packaging Holding Co. (a)	486,421	3,740,577
Greif, Inc. Class A	90,875	4,734,588
MOD-PAC Corp. (sub. vtg.) (a)	3,740	31,079
Myers Industries, Inc.	100,702	1,481,326
Packaging Corp. of America	259,890	12,734,610
Rock-Tenn Co. Class A	196,339	19,394,366
Silgan Holdings, Inc.	126,268	5,905,554
Sonoco Products Co.	280,639	9,827,978
UFP Technologies, Inc. (a)	15,846	304,085
		91,238,962
Metals & Mining - 1.1%
A.M. Castle & Co. (a)(d)	47,182	835,121
AK Steel Holding Corp. (d)	343,403	1,191,608
Allied Nevada Gold Corp. (a)(d)	258,930	1,998,940
Amcol International Corp.	70,511	2,254,237
Carpenter Technology Corp.	124,121	5,977,667
Century Aluminum Co. (a)	132,753	1,315,582
Coeur d'Alene Mines Corp. (a)	275,775	3,913,247
Commercial Metals Co.	322,570	4,974,029
Compass Minerals International, Inc.	90,922	7,933,854
Comstock Mining, Inc. (a)(d)	123,886	255,205
Freeport-McMoRan Copper & Gold, Inc.	2,605	80,885
Friedman Industries	15,788	153,301
General Moly, Inc. (a)(d)	202,841	436,108
Globe Specialty Metals, Inc.	170,087	2,086,967
Golden Minerals Co. (a)(d)	115,781	202,617
Handy & Harman Ltd. (a)	41,326	666,588
Haynes International, Inc.	36,394	1,781,122
Hecla Mining Co. (d)	802,937	3,075,249
Horsehead Holding Corp. (a)(d)	125,585	1,445,483
Kaiser Aluminum Corp.	47,678	3,024,692
Materion Corp.	57,961	1,727,238
McEwen Mining, Inc. (a)(d)	715,025	1,823,314
Mines Management, Inc. (a)(d)	69,165	47,032
Molycorp, Inc. (a)(d)	362,858	2,383,977
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Noranda Aluminium Holding Corp.	201,573	$ 814,355
Olympic Steel, Inc.	20,461	518,277
Prospect Global Resources, Inc. (a)	24,337	5,415
Prospect Global Resources, Inc. rights 6/4/13 (a)	18,277	46
Reliance Steel & Aluminum Co.	213,947	14,071,294
Royal Gold, Inc.	180,588	9,888,999
RTI International Metals, Inc. (a)(d)	85,701	2,486,186
Schnitzer Steel Industries, Inc. Class A	62,943	1,554,692
Silver Bull Resources, Inc. (a)(d)	148,902	59,561
Solitario Exploration & Royalty Corp. (a)	57,827	68,236
Steel Dynamics, Inc.	591,142	9,068,118
Stillwater Mining Co. (a)(d)	313,830	3,762,822
SunCoke Energy, Inc. (a)	184,578	2,860,959
Synalloy Corp.	9,327	137,014
Timberline Resources Corp. (a)(d)	213,150	41,138
U.S. Silica Holdings, Inc. (d)	52,282	1,154,909
Universal Stainless & Alloy Products, Inc. (a)	18,357	581,733
US Antimony Corp. (a)(d)	61,920	88,546
Walter Energy, Inc. (d)	168,647	2,877,118
Worthington Industries, Inc.	148,811	5,116,122
		104,739,603
Paper & Forest Products - 0.4%
Boise Cascade Co.	34,698	1,043,022
Buckeye Technologies, Inc.	105,831	3,944,321
Clearwater Paper Corp. (a)	67,387	3,223,120
Deltic Timber Corp.	29,841	1,882,967
Domtar Corp.	96,630	7,002,776
Kapstone Paper & Packaging Corp.	116,605	3,382,711
Louisiana-Pacific Corp. (a)	373,081	6,555,033
Neenah Paper, Inc.	41,334	1,298,301
P.H. Glatfelter Co.	142,034	3,512,501
Resolute Forest Products (a)(d)	274,767	4,181,954
Schweitzer-Mauduit International, Inc.	87,906	4,224,762
Verso Paper Corp. (a)(d)	31,277	35,656
Wausau-Mosinee Paper Corp.	120,518	1,407,650
		41,694,774
TOTAL MATERIALS		517,748,307
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	207,358	1,714,851
Alaska Communication Systems Group, Inc.	97,590	160,048
Alteva	16,362	155,766
Atlantic Tele-Network, Inc.	28,233	1,405,156
Cbeyond, Inc. (a)	85,093	730,949
Cincinnati Bell, Inc. (a)	548,019	1,885,185
Cogent Communications Group, Inc.	126,168	3,468,358

	Shares	Value
Consolidated Communications Holdings, Inc.	108,667	$ 1,849,512
Elephant Talk Communication, Inc. (a)(d)	200,060	148,044
FairPoint Communications, Inc. (a)(d)	69,197	588,175
General Communications, Inc. Class A (a)	89,724	779,702
Hawaiian Telcom Holdco, Inc. (a)	21,226	546,994
HickoryTech Corp.	34,243	358,867
IDT Corp. Class B	44,462	773,194
inContact, Inc. (a)	134,662	977,646
Intelsat SA	59,120	1,440,754
Iridium Communications, Inc. (a)(d)	169,319	1,207,244
Level 3 Communications, Inc. (a)(d)	443,960	9,514,063
Lumos Networks Corp.	42,527	584,321
Multiband Corp. (a)	27,198	87,306
Neutral Tandem, Inc.	104,102	605,874
ORBCOMM, Inc. (a)	78,686	308,449
Premiere Global Services, Inc. (a)(d)	125,482	1,512,058
Primus Telecommunications Group, Inc.	33,161	392,958
Towerstream Corp. (a)(d)	163,311	419,709
TW telecom, Inc. (a)	419,492	11,968,107
Vonage Holdings Corp. (a)	452,269	1,239,217
		44,822,507
Wireless Telecommunication Services - 0.6%
Boingo Wireless, Inc. (a)(d)	33,830	245,268
Clearwire Corp. Class A (a)	1,202,998	5,389,431
Leap Wireless International, Inc. (a)(d)	140,047	791,266
NII Holdings, Inc. (a)(d)	482,610	3,720,923
NTELOS Holdings Corp.	42,305	692,533
SBA Communications Corp. Class A (a)(d)	334,073	25,145,675
Shenandoah Telecommunications Co.	56,417	938,779
T-Mobile US, Inc. (a)	455,383	9,758,858
Telephone & Data Systems, Inc.	273,750	6,364,688
U.S. Cellular Corp.	40,634	1,613,170
USA Mobility, Inc.	61,882	834,169
		55,494,760
TOTAL TELECOMMUNICATION SERVICES		100,317,267
UTILITIES - 3.6%
Electric Utilities - 1.4%
Allete, Inc.	104,994	4,968,316
Cleco Corp.	172,317	7,842,147
El Paso Electric Co.	107,795	3,857,983
Empire District Electric Co.	128,116	2,783,961
Great Plains Energy, Inc.	421,812	9,520,297
Hawaiian Electric Industries, Inc.	265,619	6,951,249
IDACORP, Inc.	136,657	6,454,310
ITC Holdings Corp.	144,087	12,473,612
MGE Energy, Inc.	67,449	3,599,753
NV Energy, Inc.	638,845	14,974,527
OGE Energy Corp.	271,040	18,395,485
Otter Tail Corp.	105,764	2,889,472
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
PNM Resources, Inc.	232,314	$ 5,208,480
Portland General Electric Co.	220,805	6,721,304
UIL Holdings Corp.	137,977	5,375,584
Unitil Corp.	34,923	980,987
UNS Energy Corp.	109,304	5,124,172
Westar Energy, Inc.	343,707	10,902,386
		129,024,025
Gas Utilities - 0.9%
Atmos Energy Corp.	239,762	10,122,752
Chesapeake Utilities Corp.	26,929	1,425,891
Delta Natural Gas Co., Inc.	13,699	297,679
Gas Natural, Inc.	13,409	137,845
Laclede Group, Inc.	79,742	3,774,189
National Fuel Gas Co. (d)	226,609	13,868,471
New Jersey Resources Corp.	117,976	5,353,751
Northwest Natural Gas Co.	77,823	3,325,377
Piedmont Natural Gas Co., Inc.	218,877	7,395,854
Questar Corp.	481,905	11,715,111
RGC Resources, Inc.	2,242	45,692
South Jersey Industries, Inc.	91,878	5,367,513
Southwest Gas Corp.	138,853	6,574,690
UGI Corp.	307,747	11,752,858
WGL Holdings, Inc.	143,850	6,174,042
		87,331,715
Independent Power Producers & Energy Traders - 0.4%
American DG Energy, Inc. (a)(d)	66,943	107,778
Black Hills Corp.	121,900	5,786,593
Calpine Corp. (a)	1,024,183	20,801,157
Dynegy, Inc. (a)(d)	267,592	6,521,217
Genie Energy Ltd. Class B	48,524	416,821
Ormat Technologies, Inc. (d)	66,515	1,517,872
Synthesis Energy Systems, Inc. (a)	108,052	91,844
US Geothermal, Inc. (a)(d)	223,992	86,237
		35,329,519
Multi-Utilities - 0.5%
Alliant Energy Corp.	292,079	14,387,812
Avista Corp.	168,617	4,503,760
CH Energy Group, Inc.	42,602	2,757,627
MDU Resources Group, Inc.	520,463	13,459,173
NorthWestern Energy Corp.	105,735	4,352,053
Vectren Corp.	236,627	8,125,771
		47,586,196
Water Utilities - 0.4%
American States Water Co.	53,215	2,827,313
American Water Works Co., Inc.	481,030	19,212,338
Aqua America, Inc. (d)	400,327	12,446,166
Artesian Resources Corp. Class A	17,456	385,952

	Shares	Value
Cadiz, Inc. (a)(d)	34,362	$ 202,049
California Water Service Group	132,314	2,610,555
Connecticut Water Service, Inc.	22,677	643,346
Middlesex Water Co.	51,194	985,485
Pure Cycle Corp. (a)	69,664	461,176
SJW Corp.	39,396	1,065,662
York Water Co.	39,414	752,019
		41,592,061
TOTAL UTILITIES		340,863,516
TOTAL COMMON STOCKS (Cost $7,260,625,016)		9,389,942,874
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.12% 6/27/13 to 9/19/13 (e) (Cost $5,999,249)	$ 6,000,000	5,999,535
Money Market Funds - 17.4%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	157,946,255	157,946,255
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,500,326,682	1,500,326,682
TOTAL MONEY MARKET FUNDS (Cost $1,658,272,937)		1,658,272,937
TOTAL INVESTMENT PORTFOLIO - 115.8% (Cost $8,924,897,202)		11,054,215,346
NET OTHER ASSETS (LIABILITIES) - (15.8)%		(1,504,854,224)
NET ASSETS - 100%		$ 9,549,361,122
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
538 CME E-mini S&P Midcap 400 Index Contracts	June 2013	$ 63,666,920	$ 2,272,881
970 Russell 2000 Mini Index Contracts	June 2013	95,360,700	4,053,309
TOTAL EQUITY INDEX CONTRACTS		$ 159,027,620	$ 6,326,190

The face value of futures purchased as a percentage of net assets is 1.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,999,535.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,515
Fidelity Securities Lending Cash Central Fund	4,349,833
Total	$ 4,398,348
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,556,150,927	$ 1,556,145,819	$ -	$ 5,108
Consumer Staples	333,083,637	333,083,637	-	-
Energy	595,802,096	595,802,096	-	-
Financials	2,130,421,199	2,130,406,791	11,507	2,901
Health Care	1,009,434,788	1,009,434,787	-	1
Industrials	1,439,142,369	1,439,141,625	744	-
Information Technology	1,366,978,768	1,366,978,768	-	-
Materials	517,748,307	517,748,261	46	-
Telecommunication Services	100,317,267	100,317,267	-	-
Utilities	340,863,516	340,863,516	-	-
U.S. Government and Government Agency Obligations	5,999,535	-	5,999,535	-
Money Market Funds	1,658,272,937	1,658,272,937	-	-
Total Investments in Securities:	$ 11,054,215,346	$ 11,048,195,504	$ 6,011,832	$ 8,010
Derivative Instruments:
Assets
Futures Contracts	$ 6,326,190	$ 6,326,190	$ -	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $8,939,501,161. Net unrealized appreciation aggregated $2,114,714,185, of which $2,899,336,450 related to appreciated investment securities and $784,622,265 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® 500 Index Fund

May 31, 2013

1.816023.108

UEI-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.4%
BorgWarner, Inc. (a)(d)	457,184	$ 37,064
Delphi Automotive PLC	1,159,278	56,584
Johnson Controls, Inc.	2,705,470	101,076
The Goodyear Tire & Rubber Co. (a)	970,196	14,689
		209,413
Automobiles - 0.5%
Ford Motor Co.	15,506,643	243,144
Harley-Davidson, Inc.	893,888	48,753
		291,897
Distributors - 0.1%
Genuine Parts Co.	612,272	47,598
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	395,982	7,916
H&R Block, Inc.	1,072,560	31,394
		39,310
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit (d)	1,756,277	58,133
Chipotle Mexican Grill, Inc. (a)(d)	122,685	44,289
Darden Restaurants, Inc. (d)	511,414	26,491
International Game Technology	1,045,309	18,690
Marriott International, Inc. Class A	963,189	40,464
McDonald's Corp.	3,964,548	382,856
Starbucks Corp.	2,962,365	186,836
Starwood Hotels & Resorts Worldwide, Inc.	765,867	52,309
Wyndham Worldwide Corp.	540,188	31,396
Wynn Resorts Ltd.	315,398	42,859
Yum! Brands, Inc. (d)	1,781,961	120,728
		1,005,051
Household Durables - 0.3%
D.R. Horton, Inc. (d)	1,105,218	26,923
Garmin Ltd. (d)	433,034	15,126
Harman International Industries, Inc.	268,582	14,262
Leggett & Platt, Inc.	564,444	18,062
Lennar Corp. Class A (d)	652,735	25,666
Newell Rubbermaid, Inc.	1,132,285	30,617
PulteGroup, Inc. (a)(d)	1,345,012	29,039
Whirlpool Corp.	310,521	39,672
		199,367
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	1,437,657	$ 386,773
Expedia, Inc.	369,328	21,222
Netflix, Inc. (a)(d)	221,368	50,085
priceline.com, Inc. (a)	205,072	164,864
TripAdvisor, Inc. (a)(d)	435,035	28,055
		650,999
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (d)	453,001	20,149
Mattel, Inc.	1,362,031	60,951
		81,100
Media - 3.5%
Cablevision Systems Corp. - NY Group Class A (d)	847,970	12,821
CBS Corp. Class B	2,313,277	114,507
Comcast Corp. Class A	10,435,255	418,975
DIRECTV (a)	2,265,831	138,510
Discovery Communications, Inc. (a)(d)	969,618	76,464
Gannett Co., Inc.	908,466	19,532
Interpublic Group of Companies, Inc.	1,636,397	23,270
News Corp. Class A	7,905,919	253,859
Omnicom Group, Inc. (d)	1,033,471	64,210
Scripps Networks Interactive, Inc. Class A	340,242	22,919
The Walt Disney Co.	7,137,808	450,253
Time Warner Cable, Inc.	1,168,317	111,586
Time Warner, Inc.	3,695,701	215,718
Viacom, Inc. Class B (non-vtg.)	1,800,327	118,624
Washington Post Co. Class B (d)	17,904	8,365
		2,049,613
Multiline Retail - 0.8%
Dollar General Corp. (a)	1,195,606	63,128
Dollar Tree, Inc. (a)	898,261	43,152
Family Dollar Stores, Inc. (d)	380,003	23,237
J.C. Penney Co., Inc. (d)	563,412	9,905
Kohl's Corp.	836,599	43,010
Macy's, Inc.	1,562,728	75,542
Nordstrom, Inc.	591,920	34,817
Target Corp.	2,572,920	178,818
		471,609
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A	314,553	15,753
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc. (a)(d)	153,064	$ 7,091
AutoZone, Inc. (a)(d)	143,636	58,723
Bed Bath & Beyond, Inc. (a)(d)	894,031	61,018
Best Buy Co., Inc.	1,051,501	28,969
CarMax, Inc. (a)(d)	902,069	42,190
GameStop Corp. Class A	479,087	15,887
Gap, Inc.	1,175,141	47,652
Home Depot, Inc.	5,911,204	464,975
L Brands, Inc. (d)	946,268	47,323
Lowe's Companies, Inc. (d)	4,388,396	184,795
O'Reilly Automotive, Inc. (a)	440,046	47,925
PetSmart, Inc.	424,903	28,681
Ross Stores, Inc.	879,185	56,532
Staples, Inc. (d)	2,664,199	39,963
Tiffany & Co., Inc. (d)	471,129	36,644
TJX Companies, Inc.	2,883,110	145,914
Urban Outfitters, Inc. (a)	432,645	18,141
		1,348,176
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	1,110,083	64,673
Fossil, Inc. (a)	211,156	22,425
NIKE, Inc. Class B	2,868,376	176,864
PVH Corp.	308,808	35,572
Ralph Lauren Corp.	240,293	42,073
VF Corp.	348,645	64,102
		405,709
TOTAL CONSUMER DISCRETIONARY		6,799,842
CONSUMER STAPLES - 10.4%
Beverages - 2.3%
Beam, Inc.	633,854	41,099
Brown-Forman Corp. Class B (non-vtg.)	599,206	41,237
Coca-Cola Enterprises, Inc.	1,037,472	38,552
Constellation Brands, Inc. Class A (sub. vtg.) (a)	602,622	31,945
Dr. Pepper Snapple Group, Inc.	805,061	37,017
Molson Coors Brewing Co. Class B	617,011	30,487
Monster Beverage Corp. (a)(d)	569,404	31,084
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	6,099,407	$ 492,649
The Coca-Cola Co.	15,152,921	605,965
		1,350,035
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	1,722,292	188,884
CVS Caremark Corp.	4,867,538	280,273
Kroger Co.	2,049,634	69,011
Safeway, Inc. (d)	947,261	21,796
Sysco Corp. (d)	2,316,721	78,305
Wal-Mart Stores, Inc.	6,612,715	494,896
Walgreen Co.	3,400,199	162,394
Whole Foods Market, Inc.	1,362,844	70,677
		1,366,236
Food Products - 1.8%
Archer Daniels Midland Co.	2,603,754	83,919
Campbell Soup Co. (d)	708,539	30,333
ConAgra Foods, Inc.	1,636,184	55,123
General Mills, Inc.	2,556,323	120,352
H.J. Heinz Co.	1,267,698	91,731
Hormel Foods Corp. (d)	531,517	21,165
Kellogg Co.	987,210	61,256
Kraft Foods Group, Inc.	2,342,620	129,149
McCormick & Co., Inc. (non-vtg.) (d)	524,559	36,237
Mead Johnson Nutrition Co. Class A	800,669	64,910
Mondelez International, Inc.	7,030,478	207,118
The Hershey Co.	593,576	52,894
The J.M. Smucker Co.	424,045	42,812
Tyson Foods, Inc. Class A	1,121,326	28,033
		1,025,032
Household Products - 2.1%
Clorox Co. (d)	517,758	43,015
Colgate-Palmolive Co.	3,476,203	201,064
Kimberly-Clark Corp.	1,532,467	148,389
Procter & Gamble Co.	10,799,608	828,978
		1,221,446
Personal Products - 0.2%
Avon Products, Inc.	1,709,023	40,282
Estee Lauder Companies, Inc. Class A	947,740	64,238
		104,520
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.7%
Altria Group, Inc.	7,945,981	$ 286,850
Lorillard, Inc.	1,499,802	63,652
Philip Morris International, Inc.	6,514,549	592,238
Reynolds American, Inc.	1,272,049	61,198
		1,003,938
TOTAL CONSUMER STAPLES		6,071,207
ENERGY - 10.4%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	1,746,692	79,440
Cameron International Corp. (a)	979,892	59,646
Diamond Offshore Drilling, Inc. (d)	274,832	18,911
Ensco PLC Class A	918,994	55,296
FMC Technologies, Inc. (a)(d)	939,869	52,313
Halliburton Co.	3,683,932	154,173
Helmerich & Payne, Inc. (d)	420,135	25,939
Nabors Industries Ltd.	1,150,618	18,421
National Oilwell Varco, Inc.	1,686,726	118,577
Noble Corp.	999,131	38,716
Rowan Companies PLC (a)	491,231	16,329
Schlumberger Ltd.	5,251,273	383,500
		1,021,261
Oil, Gas & Consumable Fuels - 8.7%
Anadarko Petroleum Corp.	1,978,992	173,102
Apache Corp.	1,548,823	127,205
Cabot Oil & Gas Corp.	831,936	58,535
Chesapeake Energy Corp. (d)	2,058,603	44,960
Chevron Corp.	7,680,475	942,778
ConocoPhillips	4,827,206	296,101
CONSOL Energy, Inc.	901,924	31,279
Denbury Resources, Inc. (a)(d)	1,476,490	27,094
Devon Energy Corp.	1,492,765	84,864
EOG Resources, Inc.	1,074,354	138,699
EQT Corp.	595,203	47,545
Exxon Mobil Corp.	17,713,500	1,602,540
Hess Corp.	1,174,704	79,187
Kinder Morgan Holding Co. LLC (d)	2,497,662	94,861
Marathon Oil Corp.	2,797,934	96,221
Marathon Petroleum Corp.	1,310,328	108,102
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Murphy Oil Corp. (d)	716,109	$ 45,344
Newfield Exploration Co. (a)	534,590	12,718
Noble Energy, Inc.	1,419,890	81,857
Occidental Petroleum Corp.	3,184,612	293,207
Peabody Energy Corp.	1,065,989	20,968
Phillips 66	2,457,145	163,572
Pioneer Natural Resources Co.	523,287	72,569
QEP Resources, Inc.	705,907	20,020
Range Resources Corp.	643,802	48,401
Southwestern Energy Co. (a)	1,387,825	52,307
Spectra Energy Corp.	2,641,467	80,750
Tesoro Corp.	543,308	33,495
The Williams Companies, Inc.	2,694,448	94,791
Valero Energy Corp.	2,186,026	88,818
WPX Energy, Inc. (a)(d)	791,223	15,239
		5,077,129
TOTAL ENERGY		6,098,390
FINANCIALS - 16.5%
Capital Markets - 2.2%
Ameriprise Financial, Inc.	804,428	65,577
Bank of New York Mellon Corp.	4,599,868	138,272
BlackRock, Inc. Class A (d)	497,238	138,829
Charles Schwab Corp.	4,345,176	86,295
E*TRADE Financial Corp. (a)	1,128,211	13,121
Franklin Resources, Inc.	546,150	84,549
Goldman Sachs Group, Inc.	1,729,949	280,390
Invesco Ltd.	1,743,233	58,817
Legg Mason, Inc.	453,748	15,899
Morgan Stanley	5,427,696	140,577
Northern Trust Corp.	860,414	50,033
State Street Corp.	1,806,283	119,540
T. Rowe Price Group, Inc.	1,024,006	77,681
		1,269,580
Commercial Banks - 2.8%
BB&T Corp.	2,766,769	91,082
Comerica, Inc.	741,952	29,300
Fifth Third Bancorp	3,460,437	62,980
First Horizon National Corp.	962,292	11,047
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc.	3,328,878	$ 25,799
KeyCorp	3,652,484	39,374
M&T Bank Corp. (d)	483,477	50,717
PNC Financial Services Group, Inc.	2,089,173	149,668
Regions Financial Corp.	5,587,862	51,017
SunTrust Banks, Inc.	2,130,708	68,374
U.S. Bancorp	7,366,909	258,284
Wells Fargo & Co.	19,379,788	785,850
Zions Bancorporation	728,189	20,426
		1,643,918
Consumer Finance - 1.0%
American Express Co.	3,799,505	287,661
Capital One Financial Corp.	2,301,927	140,256
Discover Financial Services	1,958,553	92,855
SLM Corp.	1,792,289	42,549
		563,321
Diversified Financial Services - 4.0%
Bank of America Corp.	42,778,058	584,348
Citigroup, Inc.	12,013,761	624,595
CME Group, Inc.	1,213,311	82,420
IntercontinentalExchange, Inc. (a)(d)	287,230	49,177
JPMorgan Chase & Co.	15,131,927	826,052
Leucadia National Corp.	1,159,661	36,390
McGraw-Hill Companies, Inc.	1,110,145	60,558
Moody's Corp. (d)	766,101	50,900
NYSE Euronext	960,703	38,649
The NASDAQ Stock Market, Inc.	465,056	14,631
		2,367,720
Insurance - 4.3%
ACE Ltd.	1,341,497	120,305
AFLAC, Inc.	1,849,215	102,983
Allstate Corp.	1,887,587	91,057
American International Group, Inc. (a)	5,836,653	259,498
Aon PLC	1,231,810	78,429
Assurant, Inc.	311,577	15,498
Berkshire Hathaway, Inc. Class B (a)	7,210,949	822,553
Cincinnati Financial Corp.	580,788	27,495
Genworth Financial, Inc. Class A (a)	1,947,946	21,057
Hartford Financial Services Group, Inc.	1,726,094	52,870
Lincoln National Corp.	1,073,231	38,271
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Loews Corp.	1,223,966	$ 56,082
Marsh & McLennan Companies, Inc.	2,167,997	86,763
MetLife, Inc.	4,323,518	191,143
Principal Financial Group, Inc.	1,090,369	41,270
Progressive Corp. (d)	2,196,595	55,991
Prudential Financial, Inc.	1,838,382	126,793
The Chubb Corp.	1,031,766	89,867
The Travelers Companies, Inc.	1,494,249	125,099
Torchmark Corp. (d)	370,269	23,886
Unum Group	1,066,649	30,378
XL Group PLC Class A	1,166,119	36,651
		2,493,939
Real Estate Investment Trusts - 2.1%
American Tower Corp.	1,562,043	121,589
Apartment Investment & Management Co. Class A	576,504	17,445
AvalonBay Communities, Inc.	480,520	63,746
Boston Properties, Inc. (d)	599,507	63,895
Equity Residential (SBI)	1,266,462	71,618
HCP, Inc.	1,792,438	84,926
Health Care REIT, Inc. (d)	1,110,298	75,534
Host Hotels & Resorts, Inc. (d)	2,873,007	51,111
Kimco Realty Corp. (d)	1,612,573	35,718
Plum Creek Timber Co., Inc. (d)	641,765	30,612
Prologis, Inc.	1,952,270	78,676
Public Storage	570,300	86,572
Simon Property Group, Inc.	1,240,108	206,404
The Macerich Co. (d)	543,060	35,250
Ventas, Inc.	1,154,204	82,376
Vornado Realty Trust	669,685	53,541
Weyerhaeuser Co. (d)	2,155,825	64,287
		1,223,300
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	1,202,660	27,878
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	1,879,399	15,975
People's United Financial, Inc. (d)	1,338,940	18,424
		34,399
TOTAL FINANCIALS		9,624,055
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 12.4%
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (a)	771,760	$ 75,277
Amgen, Inc.	2,958,925	297,461
Biogen Idec, Inc. (a)	934,262	221,878
Celgene Corp. (a)	1,655,509	204,704
Gilead Sciences, Inc. (a)(d)	6,018,794	327,904
Regeneron Pharmaceuticals, Inc. (a)(d)	302,009	73,047
		1,200,271
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	6,209,686	227,709
Baxter International, Inc.	2,158,336	151,796
Becton, Dickinson & Co. (d)	766,827	75,624
Boston Scientific Corp. (a)	5,366,596	49,587
C.R. Bard, Inc.	300,739	31,003
CareFusion Corp. (a)	880,016	32,341
Covidien PLC	1,866,228	118,692
DENTSPLY International, Inc. (d)	564,758	23,584
Edwards Lifesciences Corp. (a)(d)	451,099	29,980
Intuitive Surgical, Inc. (a)(d)	158,643	78,930
Medtronic, Inc.	3,998,413	203,959
St. Jude Medical, Inc. (d)	1,118,334	48,346
Stryker Corp.	1,143,313	75,905
Varian Medical Systems, Inc. (a)(d)	431,379	28,907
Zimmer Holdings, Inc.	669,543	52,566
		1,228,929
Health Care Providers & Services - 1.9%
Aetna, Inc.	1,503,496	90,781
AmerisourceBergen Corp.	909,991	49,212
Cardinal Health, Inc.	1,347,594	63,283
CIGNA Corp.	1,130,522	76,762
DaVita, Inc. (a)	333,676	41,399
Express Scripts Holding Co. (a)	3,235,943	201,017
Humana, Inc.	626,065	50,574
Laboratory Corp. of America Holdings (a)(d)	368,072	36,619
McKesson Corp.	920,729	104,834
Patterson Companies, Inc. (d)	330,705	12,924
Quest Diagnostics, Inc. (d)	625,512	38,682
Tenet Healthcare Corp. (a)(d)	412,295	19,530
UnitedHealth Group, Inc.	4,052,051	253,780
WellPoint, Inc.	1,202,006	92,518
		1,131,915
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	578,703	$ 56,875
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,371,740	62,346
Life Technologies Corp. (a)	680,230	50,405
PerkinElmer, Inc.	449,647	14,083
Thermo Fisher Scientific, Inc.	1,413,874	124,845
Waters Corp. (a)(d)	339,554	32,838
		284,517
Pharmaceuticals - 5.8%
AbbVie, Inc.	6,249,186	266,778
Actavis, Inc. (a)	505,385	62,309
Allergan, Inc.	1,215,902	120,970
Bristol-Myers Squibb Co.	6,473,298	297,836
Eli Lilly & Co.	3,946,720	209,808
Forest Laboratories, Inc. (a)	926,424	36,825
Hospira, Inc. (a)(d)	653,926	22,678
Johnson & Johnson	11,051,321	930,300
Merck & Co., Inc.	11,948,960	558,016
Mylan, Inc. (a)(d)	1,563,814	47,665
Perrigo Co.	349,283	40,485
Pfizer, Inc.	28,422,023	773,932
		3,367,602
TOTAL HEALTH CARE		7,270,109
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.4%
General Dynamics Corp.	1,313,499	101,271
Honeywell International, Inc.	3,098,712	243,125
L-3 Communications Holdings, Inc.	355,409	30,242
Lockheed Martin Corp.	1,058,528	112,024
Northrop Grumman Corp.	937,483	77,239
Precision Castparts Corp.	579,003	123,860
Raytheon Co.	1,286,294	85,719
Rockwell Collins, Inc.	539,932	34,961
Textron, Inc.	1,073,552	28,943
The Boeing Co.	2,690,559	266,419
United Technologies Corp.	3,334,029	316,399
		1,420,202
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	636,729	$ 36,096
Expeditors International of Washington, Inc.	816,387	31,864
FedEx Corp.	1,156,202	111,389
United Parcel Service, Inc. Class B	2,827,105	242,848
		422,197
Airlines - 0.1%
Southwest Airlines Co.	2,878,538	40,789
Building Products - 0.0%
Masco Corp.	1,409,691	29,632
Commercial Services & Supplies - 0.5%
ADT Corp.	871,702	35,382
Avery Dennison Corp.	395,770	17,216
Cintas Corp. (d)	414,301	18,915
Iron Mountain, Inc.	661,514	23,709
Pitney Bowes, Inc. (d)	796,023	11,686
Republic Services, Inc.	1,175,494	40,084
Stericycle, Inc. (a)(d)	340,358	37,358
Tyco International Ltd.	1,842,406	62,292
Waste Management, Inc.	1,728,822	72,490
		319,132
Construction & Engineering - 0.2%
Fluor Corp.	642,478	40,611
Jacobs Engineering Group, Inc. (a)(d)	515,347	29,380
Quanta Services, Inc. (a)	843,059	23,918
		93,909
Electrical Equipment - 0.7%
Eaton Corp. PLC	1,862,498	123,037
Emerson Electric Co.	2,854,722	164,032
Rockwell Automation, Inc.	552,715	48,650
Roper Industries, Inc. (d)	390,967	48,566
		384,285
Industrial Conglomerates - 2.4%
3M Co.	2,509,651	276,739
Danaher Corp.	2,292,271	141,708
General Electric Co.	41,109,661	958,677
		1,377,124
Machinery - 1.8%
Caterpillar, Inc. (d)	2,589,738	222,200
Cummins, Inc.	698,015	83,504
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co. (d)	1,540,114	$ 134,159
Dover Corp.	690,595	54,039
Flowserve Corp. (d)	190,255	31,988
Illinois Tool Works, Inc. (d)	1,641,976	115,152
Ingersoll-Rand PLC	1,089,606	62,685
Joy Global, Inc.	419,886	22,707
PACCAR, Inc. (d)	1,397,439	74,903
Pall Corp.	439,199	29,953
Parker Hannifin Corp. (d)	589,698	58,828
Pentair Ltd.	814,965	47,464
Snap-On, Inc.	230,375	20,985
Stanley Black & Decker, Inc.	633,553	50,190
Xylem, Inc.	735,985	20,711
		1,029,468
Professional Services - 0.1%
Dun & Bradstreet Corp. (d)	161,596	15,859
Equifax, Inc.	476,208	29,001
Robert Half International, Inc.	551,716	19,178
		64,038
Road & Rail - 0.9%
CSX Corp.	4,035,730	101,741
Kansas City Southern	435,498	48,210
Norfolk Southern Corp.	1,243,442	95,235
Ryder System, Inc.	203,515	12,830
Union Pacific Corp.	1,855,379	286,879
		544,895
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,067,202	55,687
W.W. Grainger, Inc.	236,379	60,853
		116,540
TOTAL INDUSTRIALS		5,842,211
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 1.9%
Cisco Systems, Inc.	21,080,009	507,607
F5 Networks, Inc. (a)	310,711	25,854
Harris Corp.	446,152	22,366
JDS Uniphase Corp. (a)	929,648	12,662
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	2,038,331	$ 36,140
Motorola Solutions, Inc.	1,091,100	63,240
QUALCOMM, Inc.	6,792,643	431,197
		1,099,066
Computers & Peripherals - 4.0%
Apple, Inc.	3,712,575	1,669,468
Dell, Inc.	5,773,804	77,080
EMC Corp.	8,319,883	206,000
Hewlett-Packard Co.	7,720,109	188,525
NetApp, Inc. (d)	1,424,873	53,475
SanDisk Corp. (a)	956,145	56,432
Seagate Technology (d)	1,262,696	54,397
Western Digital Corp.	856,324	54,222
		2,359,599
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	631,367	49,183
Corning, Inc.	5,821,143	89,471
FLIR Systems, Inc.	573,132	13,961
Jabil Circuit, Inc.	727,241	14,588
Molex, Inc. (d)	547,329	16,059
TE Connectivity Ltd.	1,661,506	73,754
		257,016
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (a)(d)	703,258	32,434
eBay, Inc. (a)	4,613,196	249,574
Google, Inc. Class A (a)	1,055,695	918,887
VeriSign, Inc. (a)(d)	603,152	28,372
Yahoo!, Inc. (a)	3,831,503	100,769
		1,330,036
IT Services - 3.7%
Accenture PLC Class A (d)	2,547,381	209,165
Automatic Data Processing, Inc.	1,917,519	131,772
Cognizant Technology Solutions Corp. Class A (a)	1,193,097	77,134
Computer Sciences Corp.	606,800	27,069
Fidelity National Information Services, Inc.	1,159,160	52,046
Fiserv, Inc. (a)(d)	527,810	46,004
IBM Corp.	4,141,852	861,588
MasterCard, Inc. Class A	417,424	238,036
Paychex, Inc. (d)	1,279,780	47,646
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
SAIC, Inc.	1,121,819	$ 16,266
Teradata Corp. (a)(d)	655,492	36,544
The Western Union Co. (d)	2,248,626	36,832
Total System Services, Inc.	635,252	14,935
Visa, Inc. Class A	2,038,847	363,200
		2,158,237
Office Electronics - 0.1%
Xerox Corp.	4,838,451	42,530
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc. (a)(d)	2,399,643	9,599
Altera Corp.	1,264,143	41,957
Analog Devices, Inc.	1,209,714	55,562
Applied Materials, Inc.	4,744,385	72,115
Broadcom Corp. Class A	2,069,583	74,319
First Solar, Inc. (a)(d)	237,757	12,929
Intel Corp.	19,554,057	474,773
KLA-Tencor Corp.	656,856	36,974
Lam Research Corp. (a)	641,841	30,025
Linear Technology Corp. (d)	919,448	34,479
LSI Corp. (a)	2,173,407	16,083
Microchip Technology, Inc. (d)	772,370	28,176
Micron Technology, Inc. (a)(d)	4,039,621	47,183
NVIDIA Corp.	2,284,798	33,107
Teradyne, Inc. (a)(d)	752,413	13,498
Texas Instruments, Inc.	4,367,786	156,760
Xilinx, Inc.	1,034,088	42,036
		1,179,575
Software - 3.5%
Adobe Systems, Inc. (a)	1,971,975	84,617
Autodesk, Inc. (a)	888,354	33,518
BMC Software, Inc. (a)	519,720	23,541
CA Technologies, Inc.	1,315,824	35,935
Citrix Systems, Inc. (a)	736,950	47,423
Electronic Arts, Inc. (a)	1,186,354	27,274
Intuit, Inc.	1,101,470	64,370
Microsoft Corp.	29,804,006	1,039,564
Oracle Corp.	14,599,329	492,873
Red Hat, Inc. (a)	763,793	36,838
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)(d)	2,130,644	$ 90,190
Symantec Corp.	2,724,715	61,006
		2,037,149
TOTAL INFORMATION TECHNOLOGY		10,463,208
MATERIALS - 3.3%
Chemicals - 2.4%
Air Products & Chemicals, Inc. (d)	820,848	77,496
Airgas, Inc.	270,124	27,793
CF Industries Holdings, Inc.	234,396	44,760
E.I. du Pont de Nemours & Co.	3,693,716	206,072
Eastman Chemical Co.	608,664	43,653
Ecolab, Inc.	1,049,497	88,651
FMC Corp.	544,281	34,132
International Flavors & Fragrances, Inc.	322,472	25,891
LyondellBasell Industries NV Class A (d)	1,501,151	100,052
Monsanto Co.	2,118,341	213,190
PPG Industries, Inc.	564,742	86,750
Praxair, Inc.	1,170,986	133,879
Sherwin-Williams Co.	339,305	63,969
Sigma Aldrich Corp.	476,181	39,837
The Dow Chemical Co.	4,761,465	164,080
The Mosaic Co.	1,093,929	66,533
		1,416,738
Construction Materials - 0.1%
Vulcan Materials Co. (d)	513,451	27,511
Containers & Packaging - 0.2%
Ball Corp.	590,805	25,499
Bemis Co., Inc.	407,204	15,942
MeadWestvaco Corp.	694,502	24,308
Owens-Illinois, Inc. (a)	648,673	17,806
Sealed Air Corp.	769,337	18,479
		102,034
Metals & Mining - 0.5%
Alcoa, Inc. (d)	4,227,590	35,935
Allegheny Technologies, Inc.	424,903	11,715
Cliffs Natural Resources, Inc. (d)	598,980	10,806
Freeport-McMoRan Copper & Gold, Inc.	4,103,742	127,421
Newmont Mining Corp.	1,963,851	67,321
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	1,255,947	$ 55,902
United States Steel Corp. (d)	570,420	10,091
		319,191
Paper & Forest Products - 0.1%
International Paper Co.	1,744,320	80,500
TOTAL MATERIALS		1,945,974
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	21,711,127	759,672
CenturyLink, Inc.	2,474,196	84,494
Frontier Communications Corp. (d)	3,946,690	16,339
Verizon Communications, Inc.	11,300,215	547,834
Windstream Corp. (d)	2,334,488	18,746
		1,427,085
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	1,159,030	82,581
Sprint Nextel Corp. (a)	11,903,104	86,893
		169,474
TOTAL TELECOMMUNICATION SERVICES		1,596,559
UTILITIES - 3.2%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	1,920,093	87,979
Duke Energy Corp.	2,785,857	186,457
Edison International	1,288,097	59,175
Entergy Corp.	704,093	48,498
Exelon Corp.	3,380,325	105,939
FirstEnergy Corp.	1,653,421	64,500
NextEra Energy, Inc.	1,675,762	126,721
Northeast Utilities	1,242,739	51,785
Pepco Holdings, Inc.	981,241	20,380
Pinnacle West Capital Corp.	433,920	24,508
PPL Corp.	2,304,291	68,437
Southern Co.	3,435,481	150,818
Xcel Energy, Inc.	1,930,435	55,442
		1,050,639
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
AGL Resources, Inc.	466,024	$ 19,727
ONEOK, Inc.	810,212	36,573
		56,300
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	1,277,640	32,605
The AES Corp.	2,447,159	29,855
		62,460
Multi-Utilities - 1.2%
Ameren Corp.	959,259	32,653
CenterPoint Energy, Inc.	1,690,806	39,193
CMS Energy Corp.	1,047,064	28,218
Consolidated Edison, Inc. (d)	1,157,892	66,081
Dominion Resources, Inc.	2,278,448	128,846
DTE Energy Co.	682,162	45,439
Integrys Energy Group, Inc.	309,954	17,832
NiSource, Inc.	1,230,283	35,346
PG&E Corp.	1,734,155	77,881
Public Service Enterprise Group, Inc.	2,000,313	66,090
SCANA Corp.	549,935	27,739
Sempra Energy	894,524	72,725
TECO Energy, Inc. (d)	807,387	14,218
Wisconsin Energy Corp. (d)	905,373	36,948
		689,209
TOTAL UTILITIES		1,858,608
TOTAL COMMON STOCKS (Cost $35,979,864)		57,570,163
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.11% 8/22/13 to 9/19/13 (e) (Cost $39,991)	$ 40,000	39,996
Money Market Funds - 5.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	777,325,444	$ 777,325
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,443,152,624	2,443,153
TOTAL MONEY MARKET FUNDS (Cost $3,220,478)		3,220,478
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $39,240,333)		60,830,637
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(2,335,669)
NET ASSETS - 100%		$ 58,494,968
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
4,112 CME E-mini S&P 500 Index Contracts	June 2013	$ 334,922	$ 17,613
1,426 CME S&P 500 Index Contracts	June 2013	580,739	7,257
TOTAL EQUITY INDEX CONTRACTS		$ 915,661	$ 24,870
The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $39,996,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 242
Fidelity Securities Lending Cash Central Fund	1,692
Total	$ 1,934
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,799,842	$ 6,799,842	$ -	$ -
Consumer Staples	6,071,207	6,071,207	-	-
Energy	6,098,390	6,098,390	-	-
Financials	9,624,055	9,624,055	-	-
Health Care	7,270,109	7,270,109	-	-
Industrials	5,842,211	5,842,211	-	-
Information Technology	10,463,208	10,463,208	-	-
Materials	1,945,974	1,945,974	-	-
Telecommunication Services	1,596,559	1,596,559	-	-
Utilities	1,858,608	1,858,608	-	-
U.S. Government and Government Agency Obligations	39,996	-	39,996	-
Money Market Funds	3,220,478	3,220,478	-	-
Total Investments in Securities:	$ 60,830,637	$ 60,790,641	$ 39,996	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 24,870	$ 24,870	$ -	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $39,329,263,000. Net unrealized appreciation aggregated $21,501,374,000, of which $25,035,152,000 related to appreciated investment securities and $3,533,778,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® International Index Fund

May 31, 2013

1.816029.108

SPI-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 8.0%
AGL Energy Ltd.	491,547	$ 6,732,461
ALS Ltd.	309,443	2,944,710
Alumina Ltd. (a)	2,214,560	2,143,711
Amcor Ltd.	1,085,382	10,240,097
AMP Ltd.	2,621,738	12,856,812
APA Group unit	746,004	4,588,099
Asciano Ltd.	869,354	4,165,807
ASX Ltd.	155,779	5,551,238
Australia & New Zealand Banking Group Ltd.	2,463,591	64,263,416
Bendigo & Adelaide Bank Ltd.	360,799	3,385,660
BHP Billiton Ltd.	2,883,004	94,120,444
Boral Ltd.	692,826	2,993,055
Brambles Ltd.	1,392,790	12,132,516
Caltex Australia Ltd.	121,749	2,596,793
CFS Retail Property Trust unit	1,907,806	3,657,430
Coca-Cola Amatil Ltd.	509,859	6,267,112
Cochlear Ltd.	51,142	3,148,822
Commonwealth Bank of Australia	1,439,463	91,451,647
Computershare Ltd.	423,923	4,502,780
Crown Ltd.	366,093	4,467,404
CSL Ltd.	447,755	25,477,516
DEXUS Property Group unit	4,345,579	4,552,776
Echo Entertainment Group Ltd.	706,264	1,994,855
Federation Centres unit	1,281,483	3,037,551
Flight Centre Ltd.	49,349	1,840,386
Fortescue Metals Group Ltd.	1,244,164	3,882,281
Goodman Group unit	1,537,640	7,504,488
Harvey Norman Holdings Ltd.	465,590	1,109,199
Iluka Resources Ltd. (d)	370,857	3,905,478
Incitec Pivot Ltd.	1,480,952	4,086,757
Insurance Australia Group Ltd.	1,861,881	10,047,937
Leighton Holdings Ltd. (d)	151,565	2,515,478
Lend Lease Group unit	494,988	4,710,509
Macquarie Group Ltd.	284,919	11,618,004
Metcash Ltd. (d)	782,400	2,882,243
Mirvac Group unit	3,264,471	5,203,428
National Australia Bank Ltd.	2,097,724	57,710,040
Newcrest Mining Ltd.	686,697	9,381,609
Orica Ltd.	330,628	7,054,378
Origin Energy Ltd.	978,832	12,470,170
Qantas Airways Ltd. (a)	982,822	1,486,685
QBE Insurance Group Ltd.	1,077,811	16,332,040
QR National Ltd.	1,826,307	7,462,326
Ramsay Health Care Ltd.	118,480	3,915,854
Rio Tinto Ltd.	389,481	20,176,525
Santos Ltd.	861,450	10,639,674
SEEK Ltd.	288,231	2,794,517
Sonic Healthcare Ltd.	337,426	4,576,087
SP AusNet unit	1,488,064	1,712,539
Stockland Corp. Ltd. unit	1,974,730	6,848,287
Suncorp-Metway Ltd.	1,151,940	13,639,296

	Shares	Value
Sydney Airport unit	350,832	$ 1,220,602
Tabcorp Holdings Ltd.	656,262	2,057,301
Tatts Group Ltd.	1,244,827	3,807,298
Telstra Corp. Ltd.	3,916,396	17,708,457
The GPT Group unit	1,588,981	5,884,713
Toll Holdings Ltd.	608,025	2,792,127
Transurban Group unit	1,264,231	8,339,096
Treasury Wine Estates Ltd.	581,038	3,360,394
Wesfarmers Ltd.	904,105	33,780,089
Westfield Group unit	1,898,213	20,834,881
Westfield Retail Trust unit	2,745,049	8,055,655
Westpac Banking Corp.	2,786,824	75,107,394
Whitehaven Coal Ltd. (d)	502,037	1,072,955
Woodside Petroleum Ltd.	592,782	20,204,268
Woolworths Ltd.	1,116,498	35,105,187
WorleyParsons Ltd.	184,963	3,617,522
TOTAL AUSTRALIA		855,726,866
Austria - 0.3%
Andritz AG	66,294	3,618,956
Erste Group Bank AG	212,548	6,923,057
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG	862,175	3,554,581
OMV AG	133,560	6,206,007
Osterreichische Elektrizitatswirtschafts AG (d)	60,001	1,257,919
Raiffeisen International Bank-Holding AG (d)	42,058	1,443,153
Telekom Austria AG	265,993	1,828,191
Vienna Insurance Group AG	34,833	1,709,101
Voestalpine AG	97,783	3,267,573
TOTAL AUSTRIA		29,808,542
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	1,297,222	5,702,100
Bailiwick of Jersey - 0.7%
Experian PLC	907,002	16,840,368
Petrofac Ltd.	229,752	4,716,141
Randgold Resources Ltd.	77,847	6,124,834
Shire PLC	503,265	16,564,585
Wolseley PLC	244,657	12,557,102
WPP PLC	1,130,568	19,246,862
TOTAL BAILIWICK OF JERSEY		76,049,892
Belgium - 1.1%
Ageas	208,600	7,704,098
Anheuser-Busch InBev SA NV	721,356	66,426,320
Belgacom SA (d)	136,875	3,075,948
Colruyt NV	67,506	3,461,818
Delhaize Group SA	91,051	5,806,102
Groupe Bruxelles Lambert SA	71,710	5,689,238
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	3
KBC Groupe SA	209,440	8,354,421
Common Stocks - continued
	Shares	Value
Belgium - continued
Solvay SA Class A	53,266	$ 7,719,422
Telenet Group Holding NV	47,942	2,242,943
UCB SA	97,834	5,378,221
Umicore SA	102,516	4,927,406
TOTAL BELGIUM		120,785,940
Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	561,450	3,891,906
First Pacific Co. Ltd.	1,838,000	2,432,535
Kerry Properties Ltd.	615,181	2,485,982
Li & Fung Ltd.	5,231,246	7,260,035
Noble Group Ltd.	3,627,890	2,963,516
NWS Holdings Ltd.	1,288,815	2,243,449
Orient Overseas International Ltd.	202,400	1,268,516
Seadrill Ltd.	336,512	13,784,684
Shangri-La Asia Ltd.	1,421,380	2,621,398
Yue Yuen Industrial (Holdings) Ltd.	661,500	1,927,446
TOTAL BERMUDA		40,879,467
Cayman Islands - 0.2%
AAC Acoustic Technology Holdings, Inc.	650,000	3,664,421
ASM Pacific Technology Ltd.	214,929	2,548,379
MGM China Holdings Ltd.	893,600	2,380,581
Sands China Ltd.	2,173,600	11,468,008
Wynn Macau Ltd.	1,393,600	4,107,032
TOTAL CAYMAN ISLANDS		24,168,421
Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	488	3,355,542
Series B	1,187	8,534,447
Carlsberg A/S Series B	95,785	9,151,327
Coloplast A/S Series B	101,080	5,780,229
Danske Bank A/S (a)	585,345	11,572,601
DSV de Sammensluttede Vognmaend A/S	170,707	4,116,039
Novo Nordisk A/S Series B	365,681	59,268,755
Novozymes A/S Series B	217,876	7,555,273
TDC A/S	666,377	5,239,653
Tryg A/S	22,416	1,889,950
William Demant Holding A/S (a)	24,086	1,923,252
TOTAL DENMARK		118,387,068
Finland - 0.8%
Elisa Corp. (A Shares)	130,202	2,485,989
Fortum Corp.	397,016	7,482,312
Kesko Oyj	56,256	1,711,710
Kone Oyj (B Shares)	139,479	12,354,766
Metso Corp.	114,515	4,435,458
Neste Oil Oyj	116,484	1,709,307
Nokia Corp. (d)	3,352,912	11,216,507
Nokian Tyres PLC	100,265	4,223,653

	Shares	Value
Orion Oyj (B Shares)	86,621	$ 2,145,882
Pohjola Bank PLC (A Shares)	124,375	2,041,720
Sampo Oyj (A Shares)	375,463	15,367,373
Stora Enso Oyj (R Shares)	494,305	3,623,547
UPM-Kymmene Corp.	469,323	5,075,221
Wartsila Corp.	159,706	7,514,319
TOTAL FINLAND		81,387,764
France - 8.7%
Accor SA	142,754	5,139,583
Aeroports de Paris	27,109	2,484,062
Air Liquide SA	30,383	3,923,362
Air Liquide SA (a)	14,110	1,822,027
Alstom SA	193,483	7,324,341
Arkema SA	56,338	5,831,664
Atos Origin SA	49,029	3,592,203
AXA SA	1,608,263	32,672,011
BIC SA	25,638	2,733,152
BNP Paribas SA	891,430	52,515,183
Bouygues SA	174,806	4,674,724
Bureau Veritas SA	49,223	5,720,876
Cap Gemini SA	137,335	6,741,989
Carrefour SA	538,883	15,979,927
Casino Guichard Perrachon SA	50,437	5,283,773
Christian Dior SA	48,723	8,970,371
CNP Assurances	155,260	2,349,952
Compagnie de St. Gobain	356,026	15,520,460
Compagnie Generale de Geophysique SA (a)	143,047	3,518,151
Credit Agricole SA (a)	895,303	8,491,300
Danone SA	514,572	37,948,560
Dassault Systemes SA	55,397	6,984,218
Edenred SA	182,668	5,839,412
EDF SA	30,989	708,489
EDF SA (a)	186,140	4,255,645
Essilor International SA	183,139	20,263,912
Eurazeo SA	28,736	1,584,931
Eutelsat Communications	128,598	4,008,143
Fonciere Des Regions	25,926	2,202,120
France Telecom SA	1,660,795	16,843,143
GDF Suez	1,187,676	24,312,990
Gecina SA	19,713	2,416,921
Groupe Eurotunnel SA	492,051	3,977,959
ICADE	20,465	1,862,755
Iliad SA	20,667	4,335,516
Imerys	30,671	1,924,864
JCDecaux SA	59,177	1,549,074
Klepierre SA	93,051	4,015,309
L'Oreal SA	20,178	3,418,605
L'Oreal SA (a)	179,277	30,373,542
L'Oreal SA (a)	17,567	2,976,244
Lafarge SA	142,806	10,273,630
Lafarge SA (a)	16,709	1,202,065
Lafarge SA (Bearer)	8,139	585,529
Common Stocks - continued
	Shares	Value
France - continued
Lagardere S.C.A. (Reg.)	103,791	$ 2,674,439
Legrand SA	224,354	11,094,078
LVMH Moet Hennessy - Louis Vuitton SA	227,874	40,472,892
Michelin CGDE Series B	163,112	14,369,687
Natixis SA	829,425	3,924,084
Pernod Ricard SA	189,910	22,879,184
PPR SA	67,604	14,779,448
Publicis Groupe SA	160,109	11,501,779
Remy Cointreau SA	20,711	2,400,647
Renault SA	172,647	13,410,021
Rexel SA	133,077	3,021,731
Safran SA	224,787	12,006,599
Sanofi SA	1,071,812	114,285,436
Schneider Electric SA	473,618	37,759,984
SCOR SE	142,568	4,198,034
Societe Generale Series A	630,538	25,291,059
Sodexo SA	84,696	7,228,091
Suez Environnement SA	247,379	3,193,766
Technip SA	91,075	10,171,941
Thales SA	83,314	4,068,357
Total SA	1,911,934	95,564,875
Unibail-Rodamco	85,166	20,948,936
Vallourec SA	95,273	5,176,139
Veolia Environnement SA (d)	310,104	3,873,014
VINCI SA	427,495	22,055,996
Vivendi SA	1,086,401	21,420,794
Wendel SA	29,417	3,255,689
Zodiac Aerospace	30,744	4,069,876
TOTAL FRANCE		924,249,263
Germany - 7.9%
adidas AG	188,052	20,553,327
Allianz AG	409,381	63,718,131
Axel Springer Verlag (d)	35,536	1,563,461
BASF AG	824,618	80,631,306
Bayer AG	742,524	79,996,771
Bayerische Motoren Werke AG (BMW)	297,456	28,489,912
Beiersdorf AG	90,366	8,166,522
Brenntag AG	46,107	7,041,490
Celesio AG	76,523	1,586,399
Commerzbank AG (a)(d)	868,698	9,123,049
Continental AG	98,660	13,034,918
Daimler AG (Germany)	862,631	55,398,721
Deutsche Bank AG	912,413	42,392,445
Deutsche Boerse AG	172,876	11,187,593
Deutsche Lufthansa AG	201,692	4,359,541
Deutsche Post AG	816,094	20,747,647
Deutsche Telekom AG	2,522,316	28,974,324
E.ON AG	1,618,297	27,470,163
Fraport AG Frankfurt Airport Services Worldwide	32,468	1,920,113
Fresenius Medical Care AG & Co. KGaA	189,578	12,870,924

	Shares	Value
Fresenius SE & Co. KGaA	112,195	$ 13,340,112
GEA Group AG	164,086	5,999,307
Hannover Reins Corp.	54,510	4,131,935
HeidelbergCement Finance AG	126,590	9,623,673
Henkel AG & Co. KGaA	117,456	9,633,063
Hochtief AG	33,341	2,355,255
Hugo Boss AG	28,477	3,187,928
Infineon Technologies AG	974,713	8,298,085
K&S AG (d)	155,452	6,568,604
Kabel Deutschland Holding AG	79,617	7,533,504
Lanxess AG	74,204	5,552,434
Linde AG	166,301	32,000,967
MAN SE	37,975	4,225,539
Merck KGaA	57,937	9,205,867
Metro AG	115,616	3,956,659
Muenchener Rueckversicherungs AG	161,069	30,282,395
RWE AG	436,278	15,001,369
SAP AG	827,137	61,901,265
Siemens AG	714,095	75,274,507
Suedzucker AG (Bearer)	72,985	2,480,648
Telefonica Deutschland Holding AG	251,023	1,863,312
Thyssenkrupp AG (a)	344,264	6,915,450
United Internet AG	95,501	2,728,321
Volkswagen AG	26,676	5,722,635
TOTAL GERMANY		847,009,591
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	179,947	4,696,433
Greek Organization of Football Prognostics SA	201,034	1,661,829
Hellenic Telecommunications Organization SA (a)	218,260	1,926,211
TOTAL GREECE		8,284,473
Hong Kong - 2.6%
AIA Group Ltd.	10,815,000	47,813,093
Bank of East Asia Ltd.	1,276,018	4,971,720
BOC Hong Kong (Holdings) Ltd.	3,266,566	10,858,298
Cathay Pacific Airways Ltd.	1,016,327	1,885,536
Cheung Kong Holdings Ltd.	1,242,449	17,497,610
CLP Holdings Ltd.	1,583,657	13,345,106
Galaxy Entertainment Group Ltd. (a)	1,887,000	9,795,593
Hang Lung Properties Ltd.	2,074,423	7,264,534
Hang Seng Bank Ltd.	678,001	10,882,528
Henderson Land Development Co. Ltd.	874,608	6,130,160
HKT Trust / HKT Ltd. unit	1,990,000	2,263,541
Hong Kong & China Gas Co. Ltd.	4,677,375	13,216,692
Hong Kong Exchanges and Clearing Ltd.	992,526	16,615,098
Hopewell Holdings Ltd.	500,000	1,800,355
Hopewell Holdings Ltd. rights (a)	20,000	0
Hutchison Whampoa Ltd.	1,915,158	20,274,688
Hysan Development Co. Ltd.	564,677	2,503,160
Link (REIT)	2,056,002	10,603,788
MTR Corp. Ltd.	1,306,951	5,155,569
Common Stocks - continued
	Shares	Value
Hong Kong - continued
New World Development Co. Ltd.	3,361,794	$ 5,328,214
PCCW Ltd.	3,515,000	1,667,518
Power Assets Holdings Ltd.	1,246,176	10,947,394
Sino Land Ltd.	2,636,689	3,907,481
SJM Holdings Ltd.	1,738,000	4,715,019
Sun Hung Kai Properties Ltd.	1,431,611	18,944,525
Swire Pacific Ltd. (A Shares)	614,384	7,779,103
Swire Properties Ltd.	1,043,000	3,255,501
Wharf Holdings Ltd.	1,358,585	12,021,448
Wheelock and Co. Ltd.	818,000	4,552,494
TOTAL HONG KONG		275,995,766
Ireland - 0.3%
Bank of Ireland (a)	18,000,000	4,310,855
CRH PLC	652,901	13,787,550
Elan Corp. PLC (a)	439,537	5,513,848
Irish Bank Resolution Corp. Ltd. (a)	331,052	4
James Hardie Industries PLC CDI	392,849	3,705,145
Kerry Group PLC Class A	134,431	7,635,556
Ryanair Holdings PLC	262,563	2,312,205
TOTAL IRELAND		37,265,163
Isle of Man - 0.1%
Genting Singapore PLC	5,445,859	6,228,963
Israel - 0.5%
Bank Hapoalim BM (Reg.) (a)	927,772	4,319,899
Bank Leumi le-Israel BM (a)	1,116,415	3,914,590
Bezeq Israeli Telecommunication Corp. Ltd.	1,672,997	2,155,018
Delek Group Ltd.	4,036	1,046,336
Israel Chemicals Ltd.	395,627	4,420,234
Israel Corp. Ltd. (Class A)	2,033	1,258,651
Mellanox Technologies Ltd. (a)	31,480	1,767,125
Mizrahi Tefahot Bank Ltd. (a)	109,073	1,131,682
NICE Systems Ltd.	51,973	1,918,199
Teva Pharmaceutical Industries Ltd.	775,564	29,708,868
TOTAL ISRAEL		51,640,602
Italy - 2.0%
Assicurazioni Generali SpA	1,049,610	19,713,132
Atlantia SpA	295,792	5,059,436
Banca Monte dei Paschi di Siena SpA (a)(d)	5,639,059	1,762,713
Enel Green Power SpA	1,553,214	3,353,210
Enel SpA	5,919,857	22,452,067
ENI SpA	2,284,608	51,955,462
EXOR SpA	57,663	1,844,458
EXOR SpA:
rights 6/5/13 (a)	57,663	13
rights 6/5/13 (a)	57,663	1
Fiat Industrial SpA	767,242	8,865,311
Fiat SpA (d)	781,109	6,218,384
Finmeccanica SpA (a)	365,595	2,041,382

	Shares	Value
Intesa Sanpaolo SpA	10,441,253	$ 19,800,116
Luxottica Group SpA	148,926	7,709,110
Mediobanca SpA	461,427	3,070,667
Pirelli & C SpA	209,953	2,440,969
Prysmian SpA	182,628	3,928,486
Saipem SpA	238,000	6,406,442
Snam Rete Gas SpA	1,824,590	8,684,473
Telecom Italia SpA	9,094,007	7,039,677
Terna SpA	1,357,988	6,039,984
UniCredit SpA	3,897,204	22,257,328
Unione di Banche Italiane SCPA	753,495	3,414,032
TOTAL ITALY		214,056,853
Japan - 20.7%
ABC-MART, Inc.	24,600	889,778
ACOM Co. Ltd. (a)	36,360	1,280,991
Advantest Corp.	133,290	2,012,616
AEON Co. Ltd.	539,100	6,292,153
AEON Financial Service Co. Ltd. (d)	69,300	1,847,419
AEON Mall Co. Ltd.	64,200	1,681,082
Air Water, Inc.	134,000	1,871,916
Aisin Seiki Co. Ltd.	172,800	6,246,823
Ajinomoto Co., Inc.	571,866	7,873,311
Alfresa Holdings Corp.	36,600	1,901,866
All Nippon Airways Ltd.	1,036,000	2,174,343
Amada Co. Ltd.	318,000	2,167,135
Aozora Bank Ltd.	959,000	2,767,925
Asahi Glass Co. Ltd.	904,677	6,438,868
Asahi Group Holdings	345,003	8,272,204
Asahi Kasei Corp.	1,133,727	7,624,827
Asics Corp.	143,600	2,216,517
Astellas Pharma, Inc.	397,700	20,309,021
Bank of Kyoto Ltd.	286,000	2,301,603
Bank of Yokohama Ltd.	1,072,084	5,254,433
Benesse Holdings, Inc.	64,700	2,387,066
Bridgestone Corp.	582,479	18,907,191
Brother Industries Ltd.	212,900	2,432,987
Calbee, Inc.	16,200	1,563,121
Canon, Inc.	1,018,044	34,785,046
Casio Computer Co. Ltd. (d)	197,900	1,761,853
Central Japan Railway Co.	129,100	14,213,642
Chiba Bank Ltd.	667,674	4,154,592
Chiyoda Corp.	136,000	1,462,574
Chubu Electric Power Co., Inc.	576,864	7,453,994
Chugai Pharmaceutical Co. Ltd.	199,025	3,987,378
Chugoku Electric Power Co., Inc.(THE)	267,100	3,633,779
Citizen Holdings Co. Ltd.	240,566	1,383,772
Coca-Cola West Co. Ltd.	52,500	933,961
Cosmo Oil Co. Ltd.	472,000	848,184
Credit Saison Co. Ltd.	141,252	3,293,528
Dai Nippon Printing Co. Ltd.	496,242	4,224,284
Dai-ichi Mutual Life Insurance Co.	7,617	10,315,687
Daicel Chemical Industries Ltd.	260,000	2,076,515
Daido Steel Co. Ltd.	255,000	1,362,790
Common Stocks - continued
	Shares	Value
Japan - continued
Daihatsu Motor Co. Ltd.	171,000	$ 3,627,262
Daiichi Sankyo Kabushiki Kaisha	601,670	9,878,257
Daikin Industries Ltd.	210,994	9,148,496
Dainippon Sumitomo Pharma Co. Ltd.	141,600	1,956,256
Daito Trust Construction Co. Ltd.	64,663	6,018,210
Daiwa House Industry Co. Ltd.	456,184	8,620,947
Daiwa Securities Group, Inc.	1,487,985	12,171,363
DeNA Co. Ltd. (d)	95,200	2,007,392
DENSO Corp.	435,138	17,978,317
Dentsu, Inc.	160,600	4,857,034
Don Quijote Co. Ltd.	47,900	2,158,679
East Japan Railway Co.	302,500	22,400,287
Eisai Co. Ltd.	226,178	8,680,558
Electric Power Development Co. Ltd.	104,880	3,299,073
FamilyMart Co. Ltd.	53,900	2,184,918
Fanuc Corp.	172,172	25,354,884
Fast Retailing Co. Ltd.	47,600	16,010,621
Fuji Electric Co. Ltd.	512,153	1,666,292
Fuji Heavy Industries Ltd.	525,000	11,824,903
Fujifilm Holdings Corp.	412,805	8,519,104
Fujitsu Ltd.	1,658,075	6,863,902
Fukuoka Financial Group, Inc.	690,300	2,801,379
Furukawa Electric Co. Ltd.	575,790	1,402,681
Fyushu Electric Power Co., Inc.	381,870	5,220,184
GREE, Inc. (d)	95,100	947,198
GungHo Online Entertainment, Inc. (a)	300	3,793,042
Gunma Bank Ltd.	336,663	1,666,959
Hakuhodo DY Holdings, Inc.	21,220	1,400,429
Hamamatsu Photonics K.K.	63,000	2,088,253
Hankyu Hanshin Holdings, Inc.	1,027,000	5,455,805
Hino Motors Ltd.	228,000	3,234,987
Hirose Electric Co. Ltd.	27,198	3,504,438
Hiroshima Bank Ltd.	439,000	1,776,641
Hisamitsu Pharmaceutical Co., Inc.	54,300	2,656,297
Hitachi Chemical Co. Ltd.	92,200	1,438,523
Hitachi Construction Machinery Co. Ltd.	95,700	2,211,286
Hitachi High-Technologies Corp.	57,600	1,324,856
Hitachi Ltd.	4,339,271	29,206,878
Hitachi Metals Ltd.	143,000	1,472,268
Hokkaido Electric Power Co., Inc.	161,800	2,118,554
Hokuhoku Financial Group, Inc.	1,063,000	2,137,534
Hokuriku Electric Power Co., Inc.	147,500	2,001,977
Honda Motor Co. Ltd.	1,463,660	54,338,028
Hoya Corp.	388,216	7,796,333
Hulic Co. Ltd.	239,400	2,006,133
Ibiden Co. Ltd.	106,800	1,658,226
Idemitsu Kosan Co. Ltd.	19,700	1,594,172
INPEX Corp.	1,954	8,318,172
Isetan Mitsukoshi Holdings Ltd.	315,287	3,907,500
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,170,185	4,280,003
Isuzu Motors Ltd.	1,069,000	7,936,226

	Shares	Value
Itochu Corp.	1,348,586	$ 16,712,474
ITOCHU Techno-Solutions Corp.	23,600	1,014,024
Iyo Bank Ltd.	223,000	1,911,283
J Front Retailing Co. Ltd.	437,800	3,005,247
Japan Airlines Co. Ltd.	54,000	2,767,911
Japan Exchange Group, Inc.	45,400	4,183,892
Japan Petroleum Exploration Co. Ltd.	28,300	1,187,126
Japan Prime Realty Investment Corp.	711	2,208,822
Japan Real Estate Investment Corp.	534	5,257,756
Japan Retail Fund Investment Corp.	1,839	3,491,233
Japan Steel Works Ltd.	289,000	1,827,917
Japan Tobacco, Inc.	987,700	33,614,406
JFE Holdings, Inc.	438,775	9,017,251
JGC Corp.	185,117	6,141,802
Joyo Bank Ltd.	610,941	3,024,365
JSR Corp.	159,716	3,092,977
JTEKT Corp.	196,200	2,116,337
JX Holdings, Inc.	2,007,668	9,753,754
Kajima Corp.	759,317	2,218,596
Kamigumi Co. Ltd.	210,663	1,594,397
Kaneka Corp.	245,559	1,482,676
Kansai Electric Power Co., Inc.	666,936	7,851,367
Kansai Paint Co. Ltd.	208,000	2,687,322
Kao Corp.	471,650	14,780,392
Kawasaki Heavy Industries Ltd.	1,264,945	4,232,497
KDDI Corp.	483,200	21,799,074
Keihin Electric Express Railway Co. Ltd.	422,061	3,605,149
Keio Corp.	513,410	3,421,478
Keisei Electric Railway Co.	246,000	2,085,867
Keyence Corp.	40,762	12,438,638
Kikkoman Corp.	145,849	2,378,456
Kinden Corp.	122,000	975,581
Kintetsu Corp. (d)	1,454,100	6,017,204
Kirin Holdings Co. Ltd.	776,256	12,644,532
Kobe Steel Ltd. (a)	2,200,000	2,902,532
Koito Manufacturing Co. Ltd.	85,000	1,543,138
Komatsu Ltd.	835,745	20,928,465
Konami Corp.	89,000	2,153,085
Konica Minolta Holdings, Inc.	421,500	3,010,854
Kubota Corp.	980,864	14,206,871
Kuraray Co. Ltd.	305,186	4,339,525
Kurita Water Industries Ltd.	98,200	2,133,156
Kyocera Corp.	146,002	14,235,587
Kyowa Hakko Kirin Co., Ltd.	230,689	2,576,623
Lawson, Inc.	58,616	4,264,082
LIXIL Group Corp.	237,659	5,665,288
Mabuchi Motor Co. Ltd.	20,821	994,237
Makita Corp.	100,200	5,349,972
Marubeni Corp.	1,477,244	10,200,059
Marui Group Co. Ltd.	200,849	1,861,175
Maruichi Steel Tube Ltd.	41,700	1,028,350
Mazda Motor Corp. (a)	2,409,000	9,267,081
McDonald's Holdings Co. (Japan) Ltd.	60,300	1,677,940
Medipal Holdings Corp.	132,600	1,768,092
Common Stocks - continued
	Shares	Value
Japan - continued
Meiji Holdings Co. Ltd.	54,129	$ 2,375,663
Miraca Holdings, Inc.	49,600	2,140,411
Mitsubishi Chemical Holdings Corp.	1,207,275	5,713,351
Mitsubishi Corp.	1,263,002	21,827,593
Mitsubishi Electric Corp.	1,737,106	16,338,973
Mitsubishi Estate Co. Ltd.	1,123,723	27,685,156
Mitsubishi Gas Chemical Co., Inc.	347,867	2,466,650
Mitsubishi Heavy Industries Ltd.	2,717,256	16,632,748
Mitsubishi Logistics Corp.	113,000	1,534,711
Mitsubishi Materials Corp.	1,005,937	3,187,958
Mitsubishi Motors Corp. of Japan (a)(d)	3,775,000	5,759,331
Mitsubishi Tanabe Pharma Corp.	201,300	2,563,897
Mitsubishi UFJ Financial Group, Inc.	11,441,330	66,399,946
Mitsubishi UFJ Lease & Finance Co. Ltd.	524,100	2,375,901
Mitsui & Co. Ltd.	1,554,623	19,469,915
Mitsui Chemicals, Inc.	765,683	1,709,873
Mitsui Fudosan Co. Ltd.	749,677	20,682,339
Mitsui OSK Lines Ltd.	969,285	3,442,544
Mizuho Financial Group, Inc.	20,570,800	39,165,021
MS&AD Insurance Group Holdings, Inc.	467,884	11,476,012
Murata Manufacturing Co. Ltd.	181,854	13,743,793
Nabtesco Corp.	98,000	2,012,478
Namco Bandai Holdings, Inc.	158,950	2,576,459
NEC Corp.	2,320,951	5,397,014
Nexon Co. Ltd.	106,900	1,132,491
NGK Insulators Ltd.	241,309	3,007,648
NGK Spark Plug Co. Ltd.	161,000	2,825,570
NHK Spring Co. Ltd.	142,300	1,605,035
Nidec Corp.	97,442	6,601,966
Nikon Corp.	306,738	8,049,658
Nintendo Co. Ltd.	95,096	9,391,319
Nippon Building Fund, Inc.	615	6,324,768
Nippon Electric Glass Co. Ltd.	328,000	1,657,797
Nippon Express Co. Ltd.	748,546	3,352,298
Nippon Meat Packers, Inc.	154,740	2,174,690
Nippon Steel & Sumitomo Metal Corp.	6,808,636	17,068,697
Nippon Telegraph & Telephone Corp.	392,500	19,358,105
Nippon Yusen KK	1,432,578	3,672,984
Nishi-Nippon City Bank Ltd.	592,000	1,426,391
Nissan Motor Co. Ltd.	2,234,448	24,129,659
Nisshin Seifun Group, Inc.	167,090	1,876,389
Nissin Food Holdings Co. Ltd.	51,823	1,995,890
Nitori Holdings Co. Ltd.	32,000	2,518,076
Nitto Denko Corp.	148,194	8,797,946
NKSJ Holdings, Inc.	301,403	6,733,043
NOK Corp.	90,600	1,447,349
Nomura Holdings, Inc.	3,249,947	24,642,583
Nomura Real Estate Holdings, Inc.	109,900	2,436,989
Nomura Real Estate Office Fund, Inc.	248	1,407,392
Nomura Research Institute Ltd.	88,600	2,560,417
NSK Ltd.	420,576	3,881,738
NTT Data Corp.	1,129	3,792,403

	Shares	Value
NTT DoCoMo, Inc.	13,724	$ 20,051,007
NTT Urban Development Co.	1,024	1,173,262
Obayashi Corp.	585,704	2,827,654
Odakyu Electric Railway Co. Ltd.	564,000	5,483,564
Oji Holdings Corp.	699,352	2,434,293
Olympus Corp. (a)	177,229	5,262,755
Omron Corp.	181,660	5,377,313
Ono Pharmaceutical Co. Ltd.	73,600	5,118,019
Oracle Corp. Japan	33,600	1,320,793
Oriental Land Co. Ltd.	44,856	6,116,160
ORIX Corp.	989,980	13,129,097
Osaka Gas Co. Ltd.	1,676,525	6,769,781
Otsuka Corp.	14,200	1,316,072
Otsuka Holdings Co. Ltd.	325,300	10,435,068
Panasonic Corp.	1,975,273	15,053,816
Park24 Co. Ltd.	87,900	1,632,647
Rakuten, Inc.	651,400	7,257,452
Resona Holdings, Inc.	1,689,700	7,579,273
Ricoh Co. Ltd.	601,770	6,986,500
Rinnai Corp.	28,600	2,266,823
ROHM Co. Ltd.	86,744	3,168,559
Sankyo Co. Ltd. (Gunma)	48,300	2,119,898
Sanrio Co. Ltd.	38,700	1,847,721
Santen Pharmaceutical Co. Ltd.	66,800	2,675,109
SBI Holdings, Inc. Japan	201,060	2,502,349
Secom Co. Ltd.	187,867	9,473,846
Sega Sammy Holdings, Inc.	176,300	4,188,695
Sekisui Chemical Co. Ltd.	380,293	3,784,093
Sekisui House Ltd.	485,467	6,293,510
Seven & i Holdings Co., Ltd.	676,800	22,988,901
Seven Bank Ltd.	534,600	1,904,056
Sharp Corp. (d)	921,675	4,233,501
Shikoku Electric Power Co., Inc.	160,300	2,605,836
Shimadzu Corp.	210,000	1,718,972
Shimamura Co. Ltd.	20,300	2,332,082
SHIMANO, Inc.	70,700	5,444,919
SHIMIZU Corp.	534,416	1,884,763
Shin-Etsu Chemical Co., Ltd.	368,862	23,109,633
Shinsei Bank Ltd.	1,480,000	3,456,073
Shionogi & Co. Ltd.	267,891	5,008,334
Shiseido Co. Ltd.	320,550	4,554,993
Shizuoka Bank Ltd.	505,274	5,245,591
Showa Denko KK	1,345,336	2,050,369
Showa Shell Sekiyu KK	170,600	1,347,872
SMC Corp.	48,371	9,173,209
So-net M3, Inc.	642	1,381,411
Softbank Corp.	852,030	42,588,885
Sojitz Corp.	1,135,300	1,956,697
Sony Corp. (d)	908,485	17,963,198
Sony Financial Holdings, Inc.	156,400	2,292,739
Stanley Electric Co. Ltd.	129,025	2,354,105
Sumco Corp.	101,000	1,211,328
Sumitomo Chemical Co. Ltd.	1,343,334	4,217,918
Sumitomo Corp.	1,005,342	12,569,537
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Electric Industries Ltd.	674,506	$ 8,068,517
Sumitomo Heavy Industries Ltd.	484,822	2,019,238
Sumitomo Metal Mining Co. Ltd.	469,065	5,894,265
Sumitomo Mitsui Financial Group, Inc.	1,149,000	45,362,262
Sumitomo Mitsui Trust Holdings, Inc.	2,795,722	11,454,060
Sumitomo Realty & Development Co. Ltd.	321,000	12,276,462
Sumitomo Rubber Industries Ltd.	155,700	2,437,755
Suzuken Co. Ltd.	62,660	1,985,675
Suzuki Motor Corp.	325,900	7,928,894
Sysmex Corp.	65,000	4,264,378
T&D Holdings, Inc.	518,000	6,262,232
Taiheiyo Cement Corp.	1,055,000	3,039,776
Taisei Corp.	897,594	2,817,395
Taisho Pharmaceutical Holdings Co. Ltd.	31,557	2,113,351
Taiyo Nippon Sanso Corp.	213,000	1,476,869
Takashimaya Co. Ltd.	239,000	2,219,596
Takeda Pharmaceutical Co. Ltd.	709,242	31,435,272
TDK Corp.	110,225	4,173,574
Teijin Ltd.	833,341	1,884,778
Terumo Corp.	140,812	6,931,536
The Chugoku Bank Ltd.	155,000	2,111,384
The Hachijuni Bank Ltd.	362,000	1,844,561
The Suruga Bank Ltd.	176,000	2,636,356
THK Co. Ltd.	106,000	2,249,949
Tobu Railway Co. Ltd.	910,297	4,716,982
Toho Co. Ltd.	107,554	1,883,212
Toho Gas Co. Ltd.	360,000	1,883,795
Tohoku Electric Power Co., Inc. (a)	405,790	4,743,179
Tokio Marine Holdings, Inc.	619,400	17,833,941
Tokyo Electric Power Co. (a)	1,288,118	7,714,712
Tokyo Electron Ltd.	152,918	7,521,734
Tokyo Gas Co. Ltd.	2,186,395	11,756,030
Tokyo Tatemono Co. Ltd.	369,000	2,764,060
Tokyu Corp.	1,017,954	6,336,822
Tokyu Land Corp.	378,000	3,416,064
TonenGeneral Sekiyu KK	254,856	2,503,771
Toppan Printing Co. Ltd.	502,013	3,267,568
Toray Industries, Inc.	1,320,883	9,035,620
Toshiba Corp.	3,603,880	16,955,289
Toto Ltd.	266,185	2,750,350
Toyo Seikan Group Holdings Ltd.	146,600	2,049,150
Toyo Suisan Kaisha Ltd.	80,000	2,575,522
Toyoda Gosei Co. Ltd.	56,700	1,359,934
Toyota Boshoku Corp.	55,400	787,269
Toyota Industries Corp.	147,686	5,763,457
Toyota Motor Corp.	2,476,451	144,524,046
Toyota Tsusho Corp.	189,300	5,009,044
Trend Micro, Inc.	92,700	2,821,199
Tsumura & Co.	52,700	1,504,445
Ube Industries Ltd.	891,605	1,722,938
Unicharm Corp.	101,580	5,680,532
United Urban Investment Corp.	2,058	2,671,477

	Shares	Value
USS Co. Ltd.	19,780	$ 2,293,486
West Japan Railway Co.	151,100	6,284,164
Yahoo! Japan Corp.	12,912	5,849,901
Yakult Honsha Co. Ltd. (d)	86,666	3,694,480
Yamada Denki Co. Ltd.	82,485	3,111,381
Yamaguchi Financial Group, Inc.	184,000	1,592,034
Yamaha Corp.	144,743	1,546,113
Yamaha Motor Co. Ltd.	251,400	3,892,832
Yamato Holdings Co. Ltd.	333,832	6,129,557
Yamato Kogyo Co. Ltd.	39,700	1,211,040
Yamazaki Baking Co. Ltd.	95,000	1,098,822
Yaskawa Electric Corp.	193,000	2,330,788
Yokogawa Electric Corp.	190,200	2,269,613
Yokohama Rubber Co. Ltd.	184,000	1,893,943
TOTAL JAPAN		2,203,601,917
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	890,305	11,250,988
Millicom International Cellular SA (depository receipt)	56,896	4,565,699
SES SA (France) (depositary receipt)	271,718	8,068,065
Subsea 7 SA	253,454	5,618,731
Tenaris SA	424,761	9,037,601
TOTAL LUXEMBOURG		38,541,084
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	75
Mauritius - 0.0%
Golden Agri-Resources Ltd.	6,676,680	3,031,443
Netherlands - 2.9%
AEGON NV	1,585,963	10,820,718
Akzo Nobel NV	217,756	13,949,053
ASML Holding NV (Netherlands)	282,982	23,420,190
Corio NV	61,161	2,744,133
D.E. Master Blenders 1753 NV (a)	499,397	7,857,250
Delta Lloyd NV	165,214	3,257,559
European Aeronautic Defence and Space Co. (EADS) NV	522,372	30,179,461
Fugro NV (Certificaten Van Aandelen)	62,280	3,707,033
Gemalto NV	71,513	6,004,507
Heineken Holding NV (A Shares)	93,458	5,543,376
Heineken NV (Bearer)	206,115	14,410,232
ING Groep NV (Certificaten Van Aandelen) (a)	3,438,447	32,062,477
Koninklijke Ahold NV	906,613	14,759,087
Koninklijke Boskalis Westminster NV	64,844	2,577,734
Koninklijke KPN NV	2,892,243	5,601,197
Koninklijke Philips Electronics NV	859,009	24,323,724
QIAGEN NV (a)	210,811	3,964,803
Randstad Holding NV	110,369	4,733,920
Reed Elsevier NV	618,856	10,199,260
Royal DSM NV	140,369	9,235,346
STMicroelectronics NV	571,959	5,332,193
Common Stocks - continued
	Shares	Value
Netherlands - continued
TNT Express NV	319,117	$ 2,460,844
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,462,506	59,749,023
Vopak NV	62,056	3,750,564
Wolters Kluwer NV (Certificaten Van Aandelen)	271,117	5,948,247
Ziggo NV	152,578	5,532,940
TOTAL NETHERLANDS		312,124,871
New Zealand - 0.1%
Auckland International Airport Ltd.	954,357	2,283,154
Contact Energy Ltd.	320,135	1,312,927
Fletcher Building Ltd.	610,804	4,063,359
Sky City Entertainment Group Ltd.	556,571	1,853,499
Telecom Corp. of New Zealand Ltd.	1,705,794	3,131,817
TOTAL NEW ZEALAND		12,644,756
Norway - 0.7%
Aker Solutions ASA	147,027	2,180,859
DNB ASA	873,899	14,213,432
Gjensidige Forsikring ASA	180,740	2,740,981
Norsk Hydro ASA (d)	813,467	3,705,106
Orkla ASA (A Shares)	686,816	5,810,606
StatoilHydro ASA	1,000,815	22,597,975
Telenor ASA	630,830	13,307,448
Yara International ASA	166,992	7,489,336
TOTAL NORWAY		72,045,743
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)	1,742,100	1,727,657
Energias de Portugal SA	1,804,828	5,815,301
Galp Energia SGPS SA Class B	242,645	3,989,530
Jeronimo Martins SGPS SA	226,206	4,826,195
Portugal Telecom SGPS SA (Reg.) (d)	565,197	2,398,006
TOTAL PORTUGAL		18,756,689
Singapore - 1.5%
Ascendas Real Estate Investment Trust	1,814,183	3,318,689
CapitaCommercial Trust (REIT)	1,783,000	2,132,679
CapitaLand Ltd.	2,276,437	6,193,532
CapitaMall Trust	2,173,200	3,681,377
CapitaMalls Asia Ltd.	1,228,000	1,856,430
City Developments Ltd.	440,000	3,732,837
ComfortDelgro Corp. Ltd.	1,702,784	2,559,444
DBS Group Holdings Ltd.	1,564,020	21,175,904
Global Logistic Properties Ltd.	2,775,000	6,137,254
Hutchison Port Holdings Trust	4,694,000	3,693,474
Jardine Cycle & Carriage Ltd.	95,267	3,512,717
Keppel Corp. Ltd.	1,287,400	10,656,194
Keppel Ld Ltd.	672,000	1,973,838
Olam International Ltd.	1,453,700	2,007,734
Oversea-Chinese Banking Corp. Ltd.	2,317,793	18,881,315
SembCorp Industries Ltd.	887,130	3,398,145

	Shares	Value
SembCorp Marine Ltd.	749,800	$ 2,560,341
Singapore Airlines Ltd.	474,425	4,019,871
Singapore Exchange Ltd.	764,000	4,455,203
Singapore Press Holdings Ltd.	1,447,021	4,881,842
Singapore Technologies Engineering Ltd.	1,372,161	4,430,904
Singapore Telecommunications Ltd.	7,135,827	21,107,538
StarHub Ltd.	549,000	1,739,928
United Overseas Bank Ltd.	1,135,829	19,184,226
UOL Group Ltd.	417,984	2,203,845
Wilmar International Ltd.	1,736,000	4,452,768
Yangzijiang Shipbuilding Holdings Ltd.	1,681,000	1,166,535
TOTAL SINGAPORE		165,114,564
Spain - 2.9%
Abertis Infraestructuras SA	324,996	5,860,988
ACS Actividades de Construccion y Servicios SA	124,104	3,492,235
Amadeus IT Holding SA Class A	341,331	10,427,875
Banco Bilbao Vizcaya Argentaria SA	4,966,474	46,549,451
Banco de Sabadell SA (d)	2,480,526	4,691,013
Banco Popular Espanol SA	5,666,288	4,742,904
Banco Santander SA (Spain)	9,705,379	69,415,184
Bankia SA (a)	3,500,000	4,003,230
Cintra Concesiones de Infrastructuras de Transporte SA	362,756	5,884,222
Criteria CaixaCorp SA (d)	1,042,942	3,768,468
Distribuidora Internacional de Alimentacion SA	544,427	4,294,540
Enagas SA	171,453	4,303,157
Gas Natural SDG SA	313,304	6,511,398
Grifols SA	134,757	4,948,875
Grupo Acciona SA	23,608	1,475,464
Iberdrola SA	4,230,295	22,944,514
Inditex SA	195,851	24,391,684
International Consolidated Airlines Group SA (a)	25,359	107,451
International Consolidated Airlines Group SA CDI (a)	780,265	3,314,755
MAPFRE SA (Reg.)	676,435	2,452,079
Red Electrica Corporacion SA	97,981	5,221,383
Repsol YPF SA	748,381	17,148,846
Telefonica SA	3,677,801	50,602,737
Zardoya Otis SA	133,297	1,812,224
TOTAL SPAIN		308,364,677
Sweden - 3.1%
Alfa Laval AB	297,355	6,514,258
ASSA ABLOY AB (B Shares)	299,960	12,150,840
Atlas Copco AB:
(A Shares)	602,909	16,093,716
(B Shares)	350,322	8,351,641
Boliden AB	239,470	3,458,266
Electrolux AB (B Shares)	222,675	6,044,821
Elekta AB (B Shares)	329,941	5,036,278
Getinge AB (B Shares)	180,520	5,418,312
Common Stocks - continued
	Shares	Value
Sweden - continued
H&M Hennes & Mauritz AB (B Shares)	852,747	$ 29,354,679
Hexagon AB (B Shares)	212,550	6,232,074
Husqvarna AB (B Shares)	387,673	2,218,920
Industrivarden AB Series C	108,174	1,884,738
Investment AB Kinnevik	182,991	4,887,422
Investor AB (B Shares)	408,234	11,834,031
Lundin Petroleum AB (a)	197,513	4,133,150
Nordea Bank AB	2,364,007	29,338,835
Ratos AB (B Shares)	168,600	1,463,685
Sandvik AB	958,117	13,554,404
Scania AB (B Shares) (d)	287,968	6,482,525
Securitas AB (B Shares)	279,842	2,573,075
Skandinaviska Enskilda Banken AB (A Shares)	1,364,044	14,333,753
Skanska AB (B Shares)	340,410	6,085,220
SKF AB (B Shares)	350,027	8,561,283
Svenska Cellulosa AB (SCA) (B Shares)	523,762	13,087,427
Svenska Handelsbanken AB (A Shares)	443,368	19,178,351
Swedbank AB (A Shares)	813,216	19,546,602
Swedish Match Co. AB	184,655	6,423,413
Tele2 AB (B Shares)	287,798	3,606,518
Telefonaktiebolaget LM Ericsson (B Shares)	2,734,525	32,122,089
TeliaSonera AB	2,141,558	14,411,022
Volvo AB (B Shares)	1,347,697	19,920,363
TOTAL SWEDEN		334,301,711
Switzerland - 8.9%
ABB Ltd. (Reg.)	1,973,592	43,181,999
Actelion Ltd.	97,042	5,809,835
Adecco SA (Reg.)	118,341	6,658,035
Aryzta AG	78,590	4,532,537
Baloise Holdings AG	42,496	4,192,939
Banque Cantonale Vaudoise (Bearer)	3,995	2,080,533
Barry Callebaut AG	1,644	1,535,260
Compagnie Financiere Richemont SA Series A	468,593	42,069,238
Credit Suisse Group	1,333,358	39,409,144
Ems-Chemie Holding AG	7,238	2,157,208
Geberit AG (Reg.)	34,994	8,753,532
Givaudan SA	7,422	9,616,584
Holcim Ltd. (Reg.)	205,517	16,054,504
Julius Baer Group Ltd.	193,066	7,672,165
Kuehne & Nagel International AG	48,463	5,448,128
Lindt & Spruengli AG	95	4,063,268
Lindt & Spruengli AG (participation certificate)	785	2,910,144
Lonza Group AG	46,852	3,500,732
Nestle SA	2,895,513	191,812,203
Novartis AG	2,065,388	147,947,950
Pargesa Holding SA	25,831	1,801,754
Partners Group Holding AG	15,282	3,889,818

	Shares	Value
Roche Holding AG (participation certificate)	630,759	$ 157,714,486
Schindler Holding AG:
(participation certificate)	43,762	6,397,833
(Reg.)	19,147	2,727,134
SGS SA (Reg.)	4,934	11,155,355
Sika AG (Bearer)	1,914	4,735,711
Sonova Holding AG Class B	44,979	4,962,389
Sulzer AG (Reg.)	21,397	3,609,240
Swatch Group AG (Bearer)	27,700	15,989,961
Swatch Group AG (Bearer) (Reg.)	39,808	3,963,108
Swiss Life Holding AG	28,742	4,818,136
Swiss Prime Site AG	48,817	3,678,185
Swiss Re Ltd.	316,564	23,388,493
Swisscom AG	20,915	8,949,980
Syngenta AG (Switzerland)	83,586	32,606,656
Transocean Ltd. (Switzerland)	323,567	16,515,875
UBS AG	3,271,176	57,396,067
Zurich Insurance Group AG	133,179	35,402,982
TOTAL SWITZERLAND		949,109,101
United Kingdom - 21.0%
3I Group PLC	875,561	4,533,756
Aberdeen Asset Management PLC	845,114	5,983,749
Admiral Group PLC	184,049	3,741,637
Aggreko PLC	239,902	6,513,742
AMEC PLC	269,286	4,193,820
Anglo American PLC (United Kingdom)	1,242,597	28,820,349
Antofagasta PLC	350,458	5,034,654
ARM Holdings PLC	1,253,340	18,356,562
Associated British Foods PLC	319,728	8,802,600
AstraZeneca PLC (United Kingdom)	1,120,267	57,317,614
Aviva PLC	2,640,939	13,271,618
Babcock International Group PLC	322,352	5,681,467
BAE Systems PLC	2,910,486	17,914,302
Barclays PLC	10,968,830	52,542,202
BG Group PLC	3,055,062	56,305,777
BHP Billiton PLC	1,894,375	54,473,074
BP PLC	17,208,161	122,990,316
British American Tobacco PLC (United Kingdom)	1,723,915	94,726,953
British Land Co. PLC	835,227	7,728,477
British Sky Broadcasting Group PLC	953,851	11,311,640
BT Group PLC	7,075,241	32,196,286
Bunzl PLC	296,734	5,789,012
Burberry Group PLC	396,066	8,743,902
Capita Group PLC	585,468	8,557,568
Capital Shopping Centres Group PLC	587,877	3,027,124
Carnival PLC	163,086	5,462,631
Centrica PLC	4,654,557	26,874,109
Cobham PLC	963,436	4,183,668
Compass Group PLC	1,640,920	21,603,698
Croda International PLC	120,676	4,516,037
Diageo PLC	2,240,765	66,191,972
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Direct Line Insurance Group PLC	700,000	$ 2,254,790
easyJet PLC	140,000	2,692,985
Fresnillo PLC	157,066	2,751,589
G4S PLC (United Kingdom)	1,258,386	4,714,972
GKN PLC	1,456,042	6,612,595
GlaxoSmithKline PLC	4,401,996	113,893,714
Glencore Xstrata PLC	9,183,379	45,082,874
Hammerson PLC	636,398	4,960,418
Hargreaves Lansdown PLC	213,735	3,128,956
HSBC Holdings PLC (United Kingdom)	16,595,609	182,071,093
ICAP PLC	481,806	2,690,306
IMI PLC	287,867	5,655,390
Imperial Tobacco Group PLC	877,915	31,626,865
Inmarsat PLC	400,669	3,731,800
InterContinental Hotel Group PLC	240,121	6,912,189
Intertek Group PLC	142,882	6,979,601
Invensys PLC	732,040	4,424,577
Investec PLC	482,427	3,409,914
ITV PLC	3,333,434	6,639,979
J Sainsbury PLC	1,092,295	6,212,006
Johnson Matthey PLC	183,113	7,125,263
Kingfisher PLC	2,118,614	11,124,940
Land Securities Group PLC	701,241	9,946,121
Legal & General Group PLC	5,282,425	14,366,749
Lloyds Banking Group PLC (a)	41,046,134	38,150,028
London Stock Exchange Group PLC	159,483	3,406,998
Marks & Spencer Group PLC	1,448,509	10,363,871
Meggitt PLC	694,822	5,621,669
Melrose PLC	1,136,288	4,513,008
National Grid PLC	3,290,436	39,124,661
Next PLC	143,851	10,095,619
Old Mutual PLC	4,372,359	13,645,466
Pearson PLC	730,654	13,580,220
Persimmon PLC	271,603	5,034,618
Prudential PLC	2,295,850	38,618,741
Reckitt Benckiser Group PLC	575,428	41,284,697
Reed Elsevier PLC	1,070,180	12,040,763
Rexam PLC	700,285	5,639,269
Rio Tinto PLC	1,191,909	50,907,349
Rolls-Royce Group PLC	1,676,649	30,697,381
Royal & Sun Alliance Insurance Group PLC	3,224,489	5,643,981
Royal Bank of Scotland Group PLC (a)	1,906,652	9,627,863
Royal Dutch Shell PLC:
Class A (Netherlands)	56,330	1,880,986
Class A (United Kingdom)	3,328,459	110,774,089
Class B (United Kingdom)	2,346,273	80,882,919
SABMiller PLC	860,456	43,535,649
Sage Group PLC	1,121,951	6,223,832
Schroders PLC	100,426	3,613,266
Scottish & Southern Energy PLC	859,491	20,293,851
Segro PLC	658,881	2,797,084

	Shares	Value
Serco Group PLC	450,438	$ 4,188,500
Severn Trent PLC	212,400	6,622,226
Smith & Nephew PLC	813,052	9,509,176
Smiths Group PLC	352,824	7,392,554
Standard Chartered PLC (United Kingdom)	2,166,628	50,597,650
Standard Life PLC	2,112,753	12,609,339
Tate & Lyle PLC	413,021	5,123,898
Tesco PLC	7,195,686	39,955,107
The Weir Group PLC	190,879	6,760,402
Travis Perkins PLC	219,746	5,378,840
TUI Travel PLC	416,653	2,269,529
Tullow Oil PLC	812,198	12,895,861
Unilever PLC	1,145,989	48,137,647
United Utilities Group PLC	612,522	7,035,834
Vedanta Resources PLC	98,791	1,894,300
Vodafone Group PLC	43,933,670	127,324,767
Whitbread PLC	159,513	6,987,356
William Hill PLC	773,595	5,203,497
WM Morrison Supermarkets PLC	2,009,502	8,359,764
TOTAL UNITED KINGDOM		2,232,644,127
TOTAL COMMON STOCKS (Cost $10,203,018,244)		10,367,907,492
Nonconvertible Preferred Stocks - 0.9%

France - 0.3%
Air Liquide SA	235,965	30,470,199
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	47,905	3,349,209
FUCHS PETROLUB AG	30,000	2,595,341
Henkel AG & Co. KGaA	158,229	15,342,097
Porsche Automobil Holding SE (Germany)	137,311	11,488,112
ProSiebenSat.1 Media AG	92,359	3,709,348
RWE AG (non-vtg.) (d)	36,727	1,213,208
Volkswagen AG	129,766	28,495,674
TOTAL GERMANY		66,192,989
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	5,345,527	3,304,881
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	198,109,415	301,007
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $70,862,787)		100,269,076
Government Obligations - 0.2%
	Principal Amount	Value
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.12% 6/27/13 to 9/19/13 (e) (Cost $15,996,689)	$ 16,000,000	$ 15,999,040
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	196,044,239	196,044,239
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	97,813,969	97,813,969
TOTAL MONEY MARKET FUNDS (Cost $293,858,208)		293,858,208
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $10,583,735,928)		10,778,033,816
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(125,594,548)
NET ASSETS - 100%		$ 10,652,439,268
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
35 CAC 40 Index Contracts (France)	June 2013	$ 1,792,810	$ 12,769
15 EUREX DAX Index Contracts (Germany)	June 2013	4,077,884	162,662
448 Eurex EURO STOXX 50 Index Contracts (Germany)	June 2013	16,152,669	579,206
195 FTSE 100 Index Contracts (United Kingdom)	June 2013	19,476,163	584,824
21 Hang Seng Index Contracts (Hong Kong)	June 2013	2,999,208	(54,393)
31 MSCI Sing IX ETS Index Contracts (Singapore)	June 2013	1,810,040	(70,862)
1,361 NYSE E-mini MSCI EAFE Index Contracts	June 2013	114,950,060	(4,985,871)
172 OMX Stockholm 30 Index Contracts (Sweden)	June 2013	3,160,395	(26,932)
62 SFE SPI 200 Index Contracts	June 2013	7,317,748	(921,105)

	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
145 TSE TOPIX Index Contracts	June 2013	$ 16,346,872	$ 570,992
TOTAL EQUITY INDEX CONTRACTS		$ 188,083,849	$ (4,148,710)

The face value of futures purchased as a percentage of net assets is 1.8%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy with Goldman Sachs
7,900,000 AUD	June 2013	$ 7,548,867	$ (608,048)
17,300,000 EUR	June 2013	22,488,105	(130,562)
13,000,000 GBP	June 2013	19,749,261	92,409
1,660,000,000 JPY	June 2013	16,525,615	(1,274,662)
21,200,000 SEK	June 2013	3,199,237	(121,820)
		$ 69,511,085	$ (2,042,683)

(Payable Amount $211,448,051)

The value of contracts to buy as a percentage of net assets - 0.7%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,142,062.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,064
Fidelity Securities Lending Cash Central Fund	1,904,047
Total	$ 1,962,111
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,202,249,469	$ 593,445,487	$ 608,803,982	$ -
Consumer Staples	1,230,004,844	462,450,236	767,554,608	-
Energy	746,087,147	179,767,941	566,319,206	-
Financials	2,637,273,296	833,980,067	1,803,293,143	86
Health Care	1,071,509,513	330,976,355	740,533,158	-
Industrials	1,311,333,789	636,853,029	674,480,760	-
Information Technology	465,855,914	59,000,229	406,855,685	-
Materials	881,405,777	413,097,250	468,308,527	-
Telecommunication Services	524,136,927	136,143,377	387,993,550	-
Utilities	398,319,892	233,835,759	164,484,133	-
Government Obligations	15,999,040	-	15,999,040	-
Money Market Funds	293,858,208	293,858,208	-	-
Total Investments in Securities:	$ 10,778,033,816	$ 4,173,407,938	$ 6,604,625,792	$ 86
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 92,409	$ -	$ 92,409	$ -
Futures Contracts	1,910,453	1,910,453	-	-
Total Assets	$ 2,002,862	$ 1,910,453	$ 92,409	$ -
Liabilities
Forward Foreign Currency Contracts	$ (2,135,092)	$ -	$ (2,135,092)	$ -
Futures Contracts	(6,059,163)	(6,059,163)	-	-
Total Liabilities	$ (8,194,255)	$ (6,059,163)	$ (2,135,092)	$ -
Total Derivative Instruments:	$ (6,191,393)	$ (4,148,710)	$ (2,042,683)	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 2,824,990,013
Level 2 to Level 1	$ 0
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $10,641,639,519. Net unrealized appreciation aggregated $136,394,297, of which $2,058,674,480 related to appreciated investment securities and $1,922,280,183 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2013